.As filed with the Securities and Exchange Commission on December 31, 2007

Registration No. 333-89661; 811-09645

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 56

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 57

(Check appropriate box or boxes)

COLUMBIA FUNDS SERIES TRUST

(Exact Name of Registrant as specified in Charter)

One Financial Center

Boston, MA 02111

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 321-7854

James R. Bordewick, Jr.

c/o Columbia Management Group

100 Federal Street

Boston, MA 02110

(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to Rule 485(b), or	☐	on (date) pursuant to Rule 485(b), or
☐	60 days after filing pursuant to Rule 485(a), or	☐	on (date) pursuant to Rule 485(a), or
☐	75 days after filing pursuant to Rule 485 (a)(2)	☐	on (date) pursuant to paragraph(a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The Registrant is filing this Post-Effective Amendment No. 56 under the 1933 Act and Amendment No. 57 under the 1940 Act to the Registration Statement on Form N-1A for Columbia Funds Series Trust (the “Trust”) in order to effect certain non-material changes and to provide updated financial information for certain Funds of the Trust.

Prospectus

January 1, 2008

Columbia Funds

Columbia California Tax-Exempt Reserves

Daily Class Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

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Prospectus Primer

This prospectus tells you about Columbia California Tax-Exempt Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Fund’s Daily Class shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The Prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

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FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

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Columbia California Tax-Exempt Reserves

FUNDimensions™
Columbia California Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Daily Class: NADXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Tax-exempt pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

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Columbia California Tax-Exempt Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such

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Columbia California Tax-Exempt Reserves

state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

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Columbia California Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.16%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	0.77%
Worst:	1st quarter 2004:	0.04%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia California Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Daily Class Shares	2.65%	1.12%	1.77%

(a)	The inception date of the Fund’s Daily Class shares is October 2, 1996.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Daily Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See About Daily Class Shares – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia California Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Daily Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.60%
Other expenses	0.01%
Total annual Fund operating expenses	0.86%
Fee waivers and/or reimbursements	(0.06)%
Total net expenses(b)	0.80%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Daily Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Daily Class Shares	$82	$268	$471	$1,055

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia California Tax-Exempt Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website,

www.columbiafunds.com and/or www.columbiamanagement.com.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

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Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

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Management of the Fund

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

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Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

15

Management of the Fund

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About Daily Class Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Daily Class shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Daily Class shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Daily Class Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500. Daily Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services).
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Distribution and Service Fees	0.35% distribution fee and 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About Daily Class Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Daily Class shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Daily Class	0.35%	0.25%	0.60%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

18

About Daily Class Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor . The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Daily Class shares of the Fund at the following times each business day (unless the Fund closes early):

■	11:30 a.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value the assets of the Fund.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia California Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or service agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions

21

Buying, Selling and Exchanging Shares

received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we

22

Buying, Selling and Exchanging Shares

believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

23

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Daily Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Daily Class shares are primarily intended for use in connection with specific Cash Management Services programs. Daily Class shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Daily Class shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Daily Class shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Daily Class shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Daily Class shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Daily Class shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Daily Class shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

24

Buying, Selling and Exchanging Shares

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Daily Class shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Daily Class shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Daily Class shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Daily Class shares of the Fund by exchanging $100 or more each month from another Columbia Fund for

25

Buying, Selling and Exchanging Shares

shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

26

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

27

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from

Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

28

Distributions and Taxes

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

29

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia California Tax-Exempt Reserves – Daily Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0280		0.0114		0.0190		0.0063	0.0026	0.0056
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0280)		(0.0114)		(0.0190)		(0.0063)	(0.0026)	(0.0056)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	2.84%		1.15	%(d)	1.91%		0.63%	0.26%	0.56%
Ratios to Average Net Assets/ Supplemental Data
Expenses	0.80	%(e)	0.80	%(e)(f)	0.80	%(e)	0.80%	0.77%	0.80%
Net Investment Income	2.80	%(e)	2.73	%(e)(f)	1.94	%(e)	0.63%	0.26%	0.55%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.10%	0.07%
Net Assets, End of Period (000’s)	$1,538,428		$1,394,667		$1,357,176		$742,981	$726,888	$792,206

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Annualized.

30

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Daily Class shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia California Tax-Exempt Reserves – Daily Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.80%	4.20%	$10,420.00	$81.68
2	10.25%	0.86%	8.51%	$10,851.39	$91.47
3	15.76%	0.86%	13.01%	$11,300.64	$95.25
4	21.55%	0.86%	17.68%	$11,768.48	$99.20
5	27.63%	0.86%	22.56%	$12,255.70	$103.30
6	34.01%	0.86%	27.63%	$12,763.08	$107.58
7	40.71%	0.86%	32.91%	$13,291.47	$112.03
8	47.75%	0.86%	38.42%	$13,841.74	$116.67
9	55.13%	0.86%	44.15%	$14,414.79	$121.50
10	62.89%	0.86%	50.12%	$15,011.56	$126.53
Total Gain After Fees and Expenses				$5,011.56
Total Annual Fees and Expenses Paid					$1,055.21

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

31

Notes

32

Notes

33

Notes

34

Columbia California Tax-Exempt Reserves

For More Information

You’ll find more information about Columbia California Tax-Exempt Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia California Tax-Exempt Reserves

Daily Class Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138620-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Cash Reserves Class A Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Cash Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Fund’s Class A shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions™
Columbia Cash Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Class A: NPRXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk Repurchase agreements risk Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

5

Columbia Cash Reserves

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

6

Columbia Cash Reserves

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from

the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue

7

Columbia Cash Reserves

obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Cash Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.60%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	1.19%
Worst:	2nd quarter 2004:	0.12%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Class A Shares	4.49%	2.01%

(a)	The inception date of the Fund’s Class A shares is May 13, 2002.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See About Class A Shares – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class A Shares
Management fees(a)	0.25%
Distribution, service and shareholder administration fees	0.45%
Other expenses	0.01%
Total annual Fund operating expenses	0.71%
Fee waivers and/or reimbursements	(0.06%)
Total net expenses(b)	0.65%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$66	$221	$389	$877

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Cash Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

12

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

13

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

16

Management of the Fund

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company– involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class A Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500, and Class A shares are available to the general public for investment.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Distribution and Service Fees	0.10% distribution fee and 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

About Class A Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Class A shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	0.10%	0.25%	0.35%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

19

About Class A Shares

Shareholder Administration Fees

Pursuant to the shareholder administration plan for Class A shares adopted by the Board, the Fund pays the Advisor, the Distributor and/or eligible selling and/or servicing agents a shareholder administration fee in addition to the fees it pays the Administrator for overseeing the administrative operations of the Fund. These fees are calculated monthly and are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual shareholder administration fee (as an annual % of average daily net assets) applicable to the Fund’s Class A shares:

Shareholder Administration Fee

Class A	0.10%

The Fund will pay these fees to the Advisor, the Distributor and/or to eligible selling and/or servicing agents, for as long as the shareholder administration plan for Class A shares continues. Columbia Funds may reduce or discontinue payments at any time.

20

About Class A Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Class A shares of the Fund at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

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Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Cash Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that

23

Buying, Selling and Exchanging Shares

telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the

Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum

24

Buying, Selling and Exchanging Shares

balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Minimum Initial Investments

The minimum initial investment for Class A shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Class A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Class A shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

26

Buying, Selling and Exchanging Shares

Wire Redemptions

You may request that your Class A shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

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Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are generally made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.
■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Same Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund. No sales charges or other charges will apply to such an exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

29

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

30

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Class A Shares(a)

	Year Ended August 31, 2007(a)	Period Ended August 31, 2006(b)		Year Ended March 31, 2006(c)	Year Ended March 31, 2005	Year Ended March 31, 2004	Period Ended March 31, 2003(d)(e)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0472	0.0187		0.0311	0.0113	0.0055	0.0117
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0472)	(0.0187)		(0.0311)	(0.0113)	(0.0055)	(0.0117)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(f)(g)	4.83%	1.89	%(h)	3.15%	1.13%	0.56%	1.18	%(h)
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses Before Interest Expense(i)	0.65%	0.65	%(j)	0.65%	0.65%	0.65%	0.65	%(j)
Interest Expense	—	—		—	—	—	—	(k)
Total Net Expenses(i)	0.65%	0.65	%(j)	0.65%	0.65%	0.65%	0.65	%(j)
Net Investment Income(i)	4.73%	4.49	%(j)	3.11%	1.10%	0.56%	1.17	(j)
Waiver/Reimbursement	0.06%	0.06	%(j)	0.07%	0.07%	0.06%	0.06%
Net Assets, End of Period (000’s)	$391,997	$315,859		$251,431	$256,503	$285,257	$378,382

(a)	On May 30, 2007, Market Class Shares were exchanged for Class A shares.

(b)	On August 22, 2005, the Fund’s Investor A shares were redesignated Class A shares.

(c)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(d)	Columbia Cash Reserves Class A shares commenced operations on May 13, 2002.

(e)

The total returns for the period ended March 31, 2003 reflect the historical return information for the Nations Prime Fund Investor A shares which were reorganized into Nations Cash Reserves Investor A shares on May 10, 2002.

(f)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.65%	4.35%	$10,435.00	$66.41
2	10.25%	0.71%	8.83%	$10,882.66	$75.68
3	15.76%	0.71%	13.50%	$11,349.53	$78.92
4	21.55%	0.71%	18.36%	$11,836.42	$82.31
5	27.63%	0.71%	23.44%	$12,344.20	$85.84
6	34.01%	0.71%	28.74%	$12,873.77	$89.52
7	40.71%	0.71%	34.26%	$13,426.06	$93.36
8	47.75%	0.71%	40.02%	$14,002.03	$97.37
9	55.13%	0.71%	46.03%	$14,602.72	$101.55
10	62.89%	0.71%	52.29%	$15,229.18	$105.90
Total Gain After Fees and Expenses				$5,229.18
Total Annual Fees and Expenses Paid					$876.86

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Notes

34

Columbia Cash Reserves

For More Information

You’ll find more information about Columbia Cash Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Cash Reserves Class A Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138712-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Cash Reserves Class B and Class C Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Cash Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing, a

■	“FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions™
Columbia Cash Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Class B: NIBXX Class C: N/A
Principal Risks:	Investment strategy risk
Market risk
Money Market Fund risk
Changing distribution levels risk
Interest rate risk
Credit risk
U.S. Government obligations risk
Asset-backed securities risk
Municipal securities risk
Repurchase agreements risk
Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

   Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

   Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

5

Columbia Cash Reserves

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

6

Columbia Cash Reserves

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue

7

Columbia Cash Reserves

obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Cash Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class B shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.10%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2000:	1.38%
Worst:	2nd quarter 2004:	0.06%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Class B Shares	3.82%	1.41%	2.28%
Class C Shares	3.82%	1.41%	2.28%

(a)	The inception dates of the Fund’s Class B and Class C shares are October 4, 1999 and October 5, 1999, respectively.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Funds average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

	Class B Shares	Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	1.00%

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class B Shares	Class C Shares
Management fees(a)	0.25%	0.25%
Distribution, service and shareholder administration fees	1.10%	1.10%
Other expenses	0.01%	0.01%
Total annual Fund operating expenses	1.36%	1.36%
Fee waivers and/or reimbursements	(0.06)%	(0.06)%
Total net expenses(b)	1.30%	1.30%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class B or Class C shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class B Shares
Assuming no redemption	132	425	739	1,452
Assuming complete redemption of shares at the end of the period	632	725	939	1,452
Class C Shares
Assuming no redemption	132	425	739	1,630
Assuming complete redemption of shares at the end of the period	232	425	739	1,630

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Cash Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website,

www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

12

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

13

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

16

Management of the Fund

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers two classes of shares in this prospectus: Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000
Conversion Features	convert to Class A shares eight years after purchase	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee
Shareholder Administration Fees	0.10%	0.10%

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

19

Choosing a Share Class

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

20

Choosing a Share Class

Reductions/Waivers of Sales Charges

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

21

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

22

Choosing a Share Class

Shareholder Administration Fees

Pursuant to the shareholder administration plan for Class B and Class C shares adopted by the Board, the Fund pays the Advisor, the Distributor and/or eligible selling and/or servicing agents a shareholder administration fee in addition to the fees it pays the Administrator for overseeing the administrative operations of the Fund. These fees are calculated daily and are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual shareholder administration fee (as an annual % of average daily net assets) applicable to the Fund’s Class B and Class C shares:

Shareholder Administration Fees

Class B	0.10%
Class C	0.10%

The Fund will pay these fees to the Advisor, the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder administration plan for Class B and Class C shares continues. Columbia Funds may reduce or discontinue payments at any time.

23

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

24

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Class B and Class C shares of Fund at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

25

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Cash Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that days dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

26

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

27

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

28

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Minimum Initial Investments

The minimum initial investment for Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class B and Class C shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class B and Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class B and Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Class B and Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Class B and Class C shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

29

Buying, Selling and Exchanging Shares

Wire Redemptions

You may request that your Class B and Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class B and Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of a Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

30

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Same Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund. No sales charges or other charges will apply to such an exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

31

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, and all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

32

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from

Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

33

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

34

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Class B Shares(a)

	Year Ended August 31, 2007	Period Ended August 31, 2006(b)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income	0.0407	0.0160		0.0246	0.0060	0.0025	0.0053
Less Distributions Declared to Shareholders
From net investment income	(0.0407)	(0.0160)		(0.0246)	(0.0060)	(0.0025)	(0.0053)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(c)(d)	4.15%	1.61	%(e)	2.49%	0.60%	0.25%	0.54%
Ratios to Average Net Assets/Supplemental Data
Net operating expenses before Interest Expense(f)	1.30%	1.30	%(g)	1.30%	1.16%	0.97%	1.28%
Interest expense	—	—		—	—	—	—	%(h)
Total net expenses(f)	1.30%	1.30	%(g)	1.30%	1.16%	0.97%	1.28%
Net investment income(f)	4.08%	3.83	%(g)	2.73%	0.56%	0.24%	0.54%
Waiver/reimbursement	0.06%	0.06	%(g)	0.07%	0.21%	0.39%	0.08%
Net assets, end of period (000’s)	$51,015	$56,906		$57,242	$22,076	$30,554	$54,493

(a)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(b)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

35

Financial Highlights

Columbia Cash Reserves – Class C Shares(a)

	Year Ended August 31, 2007	Period Ended August 31, 2006(b)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income	0.0407	0.0160		0.0246	0.0060	0.0025	0.0053
Less Distributions Declared to Shareholders
From net investment income	(0.0407)	(0.0160)		(0.0246)	(0.0060)	(0.0025)	(0.0053)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(c)(d)	4.18%	1.61	%(e)	2.49%	0.60%	0.25%	0.54%
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses Before Interest Expense(f)	1.30%	1.30	%(g)	1.30%	1.18%	0.98%	1.28%
Interest Expense	—	—		—	—	—	—	%(h)
Total Net Expenses(f)	1.30%	1.30	%(g)	1.30%	1.18%	0.98%	1.28%
Net Investment Income(f)	4.08%	3.87	%(g)	2.59%	0.55%	0.23%	0.54%
Waiver/Reimbursement	0.06%	0.06	%(g)	0.07%	0.19%	0.38%	0.08%
Net Assets, End of Period (000’s)	$8,282	$5,752		$2,915	$1,543	$1,508	$4,811

(a)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(b)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

36

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.30%	3.70%	$10,370.00	$132.41
2	10.25%	1.36%	7.47%	$10,747.47	$143.60
3	15.76%	1.36%	11.39%	$11,138.68	$148.83
4	21.55%	1.36%	15.44%	$11,544.12	$154.24
5	27.63%	1.36%	19.64%	$11,964.33	$159.86
6	34.01%	1.36%	24.00%	$12,399.83	$165.68
7	40.71%	1.36%	28.51%	$12,851.19	$171.71
8	47.75%	1.36%	33.19%	$13,318.97	$177.96
9	55.13%	0.71%	38.90%	$13,890.35	$96.59
10	62.89%	0.71%	44.86%	$14,486.25	$100.74
Total Gain After Fees and Expenses				$4,486.25
Total Annual Fees and Expenses Paid					$1,451.62

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

37

Hypothetical Fees and Expenses

Columbia Cash Reserves – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.30%	3.70%	$10,370.00	$132.41
2	10.25%	1.36%	7.47%	$10,747.47	$143.60
3	15.76%	1.36%	11.39%	$11,138.68	$148.83
4	21.55%	1.36%	15.44%	$11,544.12	$154.24
5	27.63%	1.36%	19.64%	$11,964.33	$159.86
6	34.01%	1.36%	24.00%	$12,399.83	$165.68
7	40.71%	1.36%	28.51%	$12,851.19	$171.71
8	47.75%	1.36%	33.19%	$13,318.97	$177.96
9	55.13%	1.36%	38.04%	$13,803.78	$184.43
10	62.89%	1.36%	43.06%	$14,306.24	$191.15
Total Gain After Fees and Expenses				$4,306.24
Total Annual Fees and Expenses Paid					$1,629.87

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Cash Reserves

For More Information

You’ll find more information about Columbia Cash Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Cash Reserves Class B and Class C Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138621-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Cash Reserves Class Z Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Cash Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals ™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

Principal Investment Strategies

■

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions™
Columbia Cash Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Class Z: CHZXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

5

Columbia Cash Reserves

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

6

Columbia Cash Reserves

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue

7

Columbia Cash Reserves

obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Cash Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.95%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	1.30%
Worst:	1st quarter 2006:	1.08%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Class Z Shares	4.96%	4.87%

(a)	The inception date of the Fund’s Class Z shares is November 18, 2005.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.26%
Fee waivers and/or reimbursements	(0.06)%
Total net expenses(b)	0.20%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$20	$78	$140	$325

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Cash Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

12

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

13

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon . Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

16

Management of the Fund

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares(a)
Eligible Investors and Minimum Initial Investments(b)	Also, Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)

Class Z shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to existing Class Z shareholders and investors purchasing through exchanges of Class Z shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

About Class Z Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Class Z shares of the Fund at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Cash Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that

21

Buying, Selling and Exchanging Shares

telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the

Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the

22

Buying, Selling and Exchanging Shares

right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

23

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, Class Z shares are generally closed to new investors, and are available for purchase only to existing Class Z shareholders and investors purchasing through exchanges of Class Z shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in Class Z shares.

Buying Shares

Eligible Investors

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

24

Buying, Selling and Exchanging Shares

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

25

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

26

Buying, Selling and Exchanging Shares

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

27

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

28

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from

Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

29

Distributions and Taxes

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

30

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Class Z Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations
Net Investment Income	0.0517	0.0206		0.0156
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0517)	(0.0206)		(0.0156)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total Return(c)(d)	5.30%	2.08	%(e)	1.57	%(e)
Ratios to Average Net Assets/Supplemental Data
Expenses(f)	0.20%	0.20	%(g)	0.20	%(g)
Net Investment Income(f)	5.18%	4.92	%(g)	4.29	%(g)
Waiver/Reimbursement	0.06%	0.06	%(g)	0.07	%(g)
Net Assets, End of Period (000’s)	$707,426	$729,504		$753,395

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Columbia Cash Reserves Class Z shares commenced operations on November 18, 2005.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Annualized.

31

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.26%	9.77%	$10,976.75	$27.89
3	15.76%	0.26%	14.97%	$11,497.05	$29.22
4	21.55%	0.26%	20.42%	$12,042.01	$30.60
5	27.63%	0.26%	26.13%	$12,612.80	$32.05
6	34.01%	0.26%	32.11%	$13,210.65	$33.57
7	40.71%	0.26%	38.37%	$13,836.83	$35.16
8	47.75%	0.26%	44.93%	$14,492.70	$36.83
9	55.13%	0.26%	51.80%	$15,179.65	$38.57
10	62.89%	0.26%	58.99%	$15,899.17	$40.40
Total Gain After Fees and Expenses				$5,899.17
Total Annual Fees and Expenses Paid					$324.77

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

32

Notes

33

Notes

34

Columbia Cash Reserves

For More Information

You’ll find more information about Columbia Cash Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Cash Reserves Class Z Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138824-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Cash Reserves

Daily Class Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Cash Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Fund’s Daily Class shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions™
Columbia Cash Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Daily Class: NSHXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

5

Columbia Cash Reserves

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Columbia Cash Reserves

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Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

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Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

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Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue

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Columbia Cash Reserves

obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

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Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

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Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

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Columbia Cash Reserves

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.49%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.50%
Worst:	2nd quarter 2004:	0.08%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Daily Class Shares	4.34%	1.82%	2.83%

(a)	The inception date of the Fund’s Daily Class shares is April 12, 1999.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Daily Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See About Daily Class Shares – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Daily Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.60%
Other expenses	0.01%
Total annual Fund operating expenses	0.86%
Fee waivers and/or reimbursements	(0.06)%
Total net expenses(b)	0.80%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Daily Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Daily Class Shares	$82	$268	$471	$1,055

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia Cash Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

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generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

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Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment subadviser for the Fund.

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Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

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Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

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Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

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Management of the Fund

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

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About Daily Class Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Daily Class shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Daily Class shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Daily Class Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500. Daily Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services).
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Distribution and Service Fees	0.35% distribution fee and 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents	include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

About Daily Class Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Daily Class shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Daily Class	0.35%	0.25%	0.60%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

19

About Daily Class Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Daily Class shares of the Fund at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value the assets of the Fund.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Cash Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

22

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

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Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

24

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Daily Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Daily Class shares are primarily intended for use in connection with specific Cash Management Services programs. Daily Class shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Daily Class shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Daily Class shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Daily Class shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Daily Class shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Daily Class shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

25

Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

■	You generally buy Daily Class shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Daily Class shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Daily Class shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Daily Class shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

26

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Daily Class shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Same Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund. No sales charges or other charges will apply to such an exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

27

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

28

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes. .

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

29

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

30

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Daily Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0457	0.0181		0.0296	0.0098	0.0040	0.0102
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0457)	(0.0181)		(0.0296)	(0.0098)	(0.0040)	(0.0102)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	4.67%	1.82	%(d)	3.00%	0.98%	0.40%	1.02%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses Before Interest Expense(e)	0.80%	0.80	%(f)	0.80%	0.80%	0.80%	0.80%
Interest Expense	–	–		–	–	–	–	%(g)
Total Net Expenses(e)	0.80%	0.80	%(f)	0.80%	0.80%	0.80%	0.80%
Net Investment Income(e)	4.57%	4.32	%(f)	3.07%	1.00%	0.41%	1.02%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.07%	0.07%	0.06%	0.06%
Net Assets, End of Period (000’s)	$20,080,558	$17,402,205		$16,936,455	$9,560,013	$8,746,651	$11,635,944

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	Rounds to less than 0.01%.

31

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Daily Class shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Daily Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.80%	4.20%	$10,420.00	$81.68
2	10.25%	0.86%	8.51%	$10,851.39	$91.47
3	15.76%	0.86%	13.01%	$11,300.64	$95.25
4	21.55%	0.86%	17.68%	$11,768.48	$99.20
5	27.63%	0.86%	22.56%	$12,255.70	$103.30
6	34.01%	0.86%	27.63%	$12,763.08	$107.58
7	40.71%	0.86%	32.91%	$13,291.47	$112.03
8	47.75%	0.86%	38.42%	$13,841.74	$116.67
9	55.13%	0.86%	44.15%	$14,414.79	$121.50
10	62.89%	0.86%	50.12%	$15,011.56	$126.53
Total Gain After Fees and Expenses				$5,011.56
Total Annual Fees and Expenses Paid					$1,055.21

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

32

Notes

33

Notes

34

Columbia Cash Reserves

For More Information

You’ll find more information about Columbia Cash Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Cash Reserves

Daily Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138622-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Cash Reserves Marsico Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Cash Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Fund’s Marsico shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions™
Columbia Cash Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Marsico Shares: NMOXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

   Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

   Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

5

Columbia Cash Reserves

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

6

Columbia Cash Reserves

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue

7

Columbia Cash Reserves

obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Cash Reserves

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Marsico shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.68%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	1.21%
Worst:	2nd quarter 2004:	0.15%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Marsico Shares	4.60%	2.11%

(a)	The inception date of the Fund’s Marsico shares is May 13, 2002.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Marsico shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Marsico Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Marsico Shares
Management fees(a)	0.25%
Service and shareholder administration fees	0.35%
Other expenses	0.01%
Total annual Fund operating expenses	0.61%
Fee waivers and/or reimbursements	(0.06%)
Total net expenses(b)	0.55%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Marsico shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Marsico Shares	$56	$189	$334	$756

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Cash Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

12

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

13

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

16

Management of the Fund

Separately, a putative class action - Mehta v AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

About Marsico Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Marsico shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Marsico shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Marsico Shares
Eligible Investors and Minimum Initial Investments(a)

Marsico shares are available only to investors in the Marsico Flexible Capital Fund, the Marsico Focus Fund, the Marsico Global Fund, the Marsico Growth Fund, the Marsico 21st Century Fund and the Marsico International Opportunities Fund (the Marsico Funds).

The minimum initial investment amounts for Marsico shares range from $500 to $2,500.

Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Shareholder Administration Fee	0.10%
Service Fee	0.25%

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

About Marsico Shares

Shareholder Administration Fees

Pursuant to the shareholder administration plan for Marsico shares adopted by the Board, the Fund pays the Advisor, the Distributor and/or eligible selling and/or servicing agents a shareholder administration fee in addition to the fees it pays the Administrator for overseeing the administrative operations of the Fund. These fees are calculated monthly and are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual shareholder administration fee (as an annual % of average daily net assets) applicable to the Fund’s Marsico shares:

Shareholder Administration Fee

Marsico Shares	0.10%

The Fund will pay these fees to the Advisor, the Distributor and/or to eligible selling and/or servicing agents, for as long as the shareholder administration plan for Marsico shares continues. Columbia Funds may reduce or discontinue payments at any time.

19

About Marsico Shares

Service Fees

Pursuant to a shareholder servicing plan, the Fund pays its servicing agent, UMB Fund Services, Inc., a fee for providing services to investors. This fee is calculated daily and paid monthly. Because the fee is paid out of the Fund’s assets on an ongoing basis, it will increase the cost of your investment over time.

The table below shows the maximum annual shareholder servicing fee (as an annual % of average daily net assets) applicable to the Fund’s Marsico shares:

Service Fee

Marsico Shares	0.25%

The Fund will pay this fee to its servicing agent, UMB Fund Services, Inc., for as long as the shareholder servicing plan for Marsico shares continues. Columbia Funds may reduce or discontinue payments at any time.

20

About Marsico Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Marsico shares of Fund at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Cash Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

23

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

24

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Remember that Marsico shares are only available to investors in the Marsico Flexible Capital Fund, the Marsico Focus Fund, the Marsico Global Fund, the Marsico Growth Fund, the Marsico 21st Century Fund, and the Marsico International Opportunities Fund (Marsico Funds). Please call the servicing agent, UMB Fund Services, Inc., at 888.860.8686 for details.

Minimum Initial Investments

The minimum initial investments for Marsico shares are as follows:

■	$2,500 for regular accounts;

■	$1,000 for traditional and Roth IRAs;

■	$500 for spousal IRA accounts;

■	$500 for SEP IRA accounts; and

■	$500 for transfers to minor accounts.

For investors establishing a Systematic Investment Plan, the minimum investment is $1,000.

Minimum Additional Investments

There minimum additional investment for Marsico shares is $100.

Systematic Investment Plan

The Systematic Investment Plan for Marsico shares allows you to make regular purchases of $50 or more via automatic transfers from your bank account to the Marsico shares of the Fund on the 5th, 10th, 15th or 20th day of the month on a monthly, quarterly or semi-annual basis.

Other Purchase Rules You Should Know

■	You buy Marsico shares at net asset value per share.

■

The servicing agent, UMB Fund Services, Inc., is responsible for sending your purchase orders to Columbia Funds and ensuring that we receive your money on time. If we do not receive your money on time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. Columbia Funds reserves the right to redeem all or part of your holding of shares in any Columbia Fund in order to meet these costs.

■	All purchases must be made in U.S. dollars and checks drawn on U.S. banks. No cash, credit cards or third party checks or other checks deemed high-risk will be accepted.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Marsico shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

■

If you sell your shares through the servicing agent, UMB Fund Services, Inc., Columbia Funds will normally send the redemption proceeds by Fedwire as soon as practicable following the net asset value determination time applicable to your order.

26

Buying, Selling and Exchanging Shares

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Marsico shares of the Fund by exchanging $50 or more of Marsico shares of the Fund for shares of the Marsico Funds on the 5th, 10th, 15th or 20th day of the month. Contact your financial advisor or the servicing agent, UMB Fund Services, Inc., to set up the plan. You can then send your order to the servicing agent in writing or by calling 888.860.8686. If you set up your plan to exchange more than $100,000 you must have your signature Medallion guaranteed. You must already have an investment in the Funds you want to exchange.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Same Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

27

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

28

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

29

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

30

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Marsico Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Period Ended March 31, 2003(b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0482		0.0192		0.0321	0.0123	0.0065	0.0127
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0482)		(0.0192)		(0.0321)	(0.0123)	(0.0065)	(0.0127)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(d)(e)	4.93	%(e)	1.93	%(f)	3.26%	1.23%	0.66%	1.28	%(f)
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses Before Interest Expense(g)	0.55%		0.55	%(h)	0.55%	0.55%	0.55%	0.55	%(h)
Interest Expense	—		—		—	—	—	—	(i)
Total Net Expenses(g)	0.55%		0.55	%(h)	0.55%	0.55%	0.55%	0.55	%(h)
Net Investment Income(g)	4.82%		4.58	%(h)	3.19%	1.19%	0.66%	1.27	%(h)
Waiver/Reimbursement	0.06%		0.06	%(h)	0.07%	0.07%	0.06%	0.06	%(h)
Net Assets, End of Period (000’s)	$12,947		$11,232		$10,385	$11,005	$13,944	$20,755

(a)	The Fund changed its fiscal year end from March 31 to August 31.

(b)	Marsico shares commenced operations on May 13, 2002.

(c)

The total returns for the period ended March 31, 2003 reflect the historical return information for the Nations Prime Fund Marsico shares, which were reorganized into Nations Cash Reserves Marsico shares on May 10, 2002.

(d)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

31

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Marsico shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Marsico Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.55%	4.45%	$10,445.00	$56.22
2	10.25%	0.61%	9.04%	$10,903.54	$65.11
3	15.76%	0.61%	13.82%	$11,382.20	$67.97
4	21.55%	0.61%	18.82%	$11,881.88	$70.96
5	27.63%	0.61%	24.03%	$12,403.49	$74.07
6	34.01%	0.61%	29.48%	$12,948.01	$77.32
7	40.71%	0.61%	35.16%	$13,516.42	$80.72
8	47.75%	0.61%	41.10%	$14,109.80	$84.26
9	55.13%	0.61%	47.29%	$14,729.22	$87.96
10	62.89%	0.61%	53.76%	$15,375.83	$91.82
Total Gain After Fees and Expenses				$5,375.83
Total Annual Fees and Expenses Paid					$756.41

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

32

Notes

33

Notes

34

Columbia Cash Reserves

For More Information

You’ll find more information about Columbia Cash Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Cash Reserves Marsico Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138713-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Connecticut Municipal Reserves G-Trust Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Connecticut Municipal Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s G-Trust shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Connecticut Municipal Reserves

FUNDimensions™
Columbia Connecticut Municipal Reserves
Investment Objective:	Current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	G-Trust: GCUXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Tax-exempt pass-through     certificates risk

Interest rate risk

Credit risk

State-specific municipal

    securities risk

Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax and Connecticut individual, trust and estate income tax. These securities are issued by or on behalf of the State of Connecticut, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Connecticut. The Fund may invest up to 20% of net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

5

Columbia Connecticut Municipal Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are

6

Columbia Connecticut Municipal Reserves

subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Connecticut Municipal Reserves

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s G-Trust shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.64%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.85%
Worst:	1st quarter 2005:	0.31%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Connecticut Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
G-Trust Shares	3.28%	2.03%

(a)

On November 23, 2005, the Galaxy Connecticut Municipal Money Market Fund’s Trust shares were reorganized into the Fund’s G-Trust shares. The Galaxy Connecticut Municipal Money Market Fund’s Trust share class commenced operations on March 1, 2004. For periods prior to November 23, 2005, the performance of the Fund’s G-Trust shares represents that of the Galaxy Connecticut Municipal Money Market Fund’s Trust shares.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to G-Trust shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Connecticut Municipal Reserves

Shareholder Fees (paid directly from your investment)

G-Trust Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

G-Trust Shares
Management fees(a)	0.25%
Other expenses	0.16%
Total annual Fund operating expenses	0.41%
Fee waivers and/or reimbursements	(0.21)%
Total net expenses(b)	0.20%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in G-Trust shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
G-Trust Shares	$20	$110	$209	$497

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Connecticut Municipal Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of

15

Management of the Fund

mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About G-Trust Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: G-Trust shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the G-Trust shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

G-Trust Shares
Eligible Investors and Minimum Initial Investments(a)	The minimum initial investment amount for the Fund’s G-Trust shares account is $2,500.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About G-Trust Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

18

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for G-Trust shares of Fund at the following times each business day (unless the Fund closes early):

■	11:30 a.m. Eastern time.

FUNDamentals™
NAV Calculation Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

19

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Connecticut Municipal Reserves is received by 11:30 a.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

20

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

21

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

22

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

G-Trust shares of the Fund are available for purchase by investors maintaining a qualified account at a bank or trust institution, including affiliates of Bank of America. Qualified account include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Contact Columbia Funds our financial advisor for more information about qualified accounts

Minimum Initial Investments

The minimum initial investment for the Fund’s G-Trust shares is $2,500.

Minimum Additional Investments

There is no minimum additional investment for G-Trust shares.

Wire Purchases

You may buy G-Trust shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy G-Trust shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy G-Trust shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your G-Trust shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts

Electronic Funds Transfer

You may sell G-Trust shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

23

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

24

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

25

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

26

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

27

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Connecticut Municipal Reserves – G-Trust Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended May 31, 2006(b)(c)		Year Ended May 31, 2005		Period Ended May 31, 2004(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations
Net investment income	0.034	(e)	0.009	(e)	0.025	(e)	0.011		0.001
Less Distributions Declared to Shareholders
From net investment income	(0.034)		(0.009)		(0.025)		(0.011)		(0.001)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(f)(g)	3.50%		0.86	%(h)	2.52%		1.13%		0.13	%(h)
Ratios to Average Net Assets/Supplemental Data
Expenses	0.20	%(i)	0.20	%(i)(j)	0.37	%(i)	0.55%		0.53	%(j)
Net investment income	3.45	%(i)	3.39	%(i)(j)	2.48	%(i)	1.05%		0.48	%(j)
Waiver/reimbursement	0.21%		0.33	%(j)	0.13%		—	%(k)	0.70	%(j)
Net assets, end of period (000’s)	$146,801		$109,635		$74,575		$94,459		$10

(a)	The Fund changed its fiscal year end from May 31 to August 31. Therefore, the period presented is for the three-month period beginning June 1, 2006 through August 31, 2006.

(b)	Effective on November 23, 2005, Trust shares were renamed G-Trust shares.

(c)	On November 18, 2005, Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.

(d)	G-Trust shares were initially offered on March 1, 2004. Per share data and total return reflect activity from that date.

(e)	Per share data was calculated using average shares outstanding during the period.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

28

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in G-Trust shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Connecticut Municipal Reserves – G-Trust Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.41%	9.61%	$10,961.03	$43.95
3	15.76%	0.41%	14.64%	$11,464.14	$45.97
4	21.55%	0.41%	19.90%	$11,990.35	$48.08
5	27.63%	0.41%	25.41%	$12,540.70	$50.29
6	34.01%	0.41%	31.16%	$13,116.32	$52.60
7	40.71%	0.41%	37.18%	$13,718.36	$55.01
8	47.75%	0.41%	43.48%	$14,348.03	$57.54
9	55.13%	0.41%	50.07%	$15,006.61	$60.18
10	62.89%	0.41%	56.95%	$15,695.41	$62.94
Total Gain After Fees and Expenses				$5,695.41
Total Annual Fees and Expenses Paid					$497.04

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

29

Notes

30

Columbia Connecticut Municipal Reserves

For More Information

You’ll find more information about Columbia Connecticut Municipal Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Connecticut Municipals Reserves G-Trust Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138708-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Connecticut Municipal Reserves Retail A Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Connecticut Municipal Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Retail A shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals ™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Connecticut Municipal Reserves

FUNDimensions™
Columbia Connecticut Municipal Reserves
Investment Objective:	Current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Retail A: GCNXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Tax-exempt pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

   Investment Objective

The Fund seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

   Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax and Connecticut individual, trust and estate income tax. These securities are issued by or on behalf of the State of Connecticut, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Connecticut. The Fund may invest up to 20% of net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

5

Columbia Connecticut Municipal Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

6

Columbia Connecticut Municipal Reserves

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax.

There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Connecticut Municipal Reserves

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.56%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	0.87%
Worst:	3rd quarter 2003:	0.07%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Connecticut Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Retail A Shares	3.18%	1.37%	2.04%

(a)

On November 23, 2005, the Galaxy Connecticut Municipal Money Market Fund’s Retail A shares were reorganized into the Fund’s Retail A shares. The Galaxy Connecticut Municipal Money Market Fund’s Retail A share class commenced operations on October 4, 1993. For periods prior to November 23, 2005, the performance of the Fund’s Retail A shares represents the performance of the Galaxy Connecticut Municipal Money Market Fund’s Retail A shares.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Retail A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Connecticut Municipal Reserves

Shareholder Fees (paid directly from your investment)

Retail A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Retail A Shares
Management fees(a)	0.25%
Distribution and service fees	0.10%
Other expenses	0.16%
Total annual Fund operating expenses	0.51%
Fee waivers and/or reimbursements	(0.21%	)
Total net expenses(b)	0.30%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Retail A shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Retail A Shares	$20	$110	$209	$497

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Connecticut Municipal Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment Sub-advisor for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Advisor is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

15

Management of the Fund

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for th District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About Retail A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Retail A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Retail A shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Retail A Shares(a)
Eligible Investors and Minimum Initial Investments(b)	The minimum initial investment amount for an existing shareholder opening a new Retail A shares account is $2,500.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)

Retail A shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About Retail A Shares

Service Fees

Pursuant to the shareholder servicing plan for Retail A shares adopted by the Board, the Fund pays the Distributor and/or eligible selling and/or servicing agents a service fee that is intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. This fee is calculated daily and paid periodically. Because the fee is paid out of the Fund’s assets on an ongoing basis, it will increase the cost of your investment over time.

The table below shows the maximum annual shareholder servicing fee (as an annual % of average daily net assets) applicable to the Fund’s Retail A shares:

Service Fee

Retail A Shares	0.10%

The Fund will pay this fee to the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder servicing plan for Retail A shares continues. Columbia Funds may reduce or discontinue payments at any time.

18

About Retail A Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Retail A shares of Fund at the following times each business day (unless the Fund closes early):

■	11:30 a.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Connecticut Municipal Reserves is received by 11:30 a.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

21

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

22

Buying, Selling and Exchanging Shares

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

23

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, Retail A shares are generally closed to new investors, and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in Retail A shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing Retail A shareholder opening a new Retail A shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for Retail A shares.

Wire Purchases

You may buy Retail A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Retail A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Retail A shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Retail A shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts

Electronic Funds Transfer

You may sell Retail A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

24

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

25

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

26

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

27

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

28

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Connecticut Municipal Reserves – Retail A Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended May 31, 2006(b)		Year Ended May 31, 2005	Year Ended May 31, 2004	Period Ended May 31, 2003(c)		Year Ended October 31, 2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations
Net investment income	0.033	(d)	0.008	(d)	0.024	(d)	0.010	0.004	0.004		0.009
Less Distributions Declared to Shareholders
From net investment income	(0.033)		(0.008)		(0.024)		(0.010)	(0.004)	(0.004)		(0.009)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return(e)(f)	3.39%		0.83	%(g)	2.43%		1.03%	0.37%	0.37	%(g)	0.88%
Ratios to Average Net Assets/ Supplemental Data
Expenses	0.30	%(h)	0.30	%(h)(i)	0.46	%(h)	0.64%	0.63%	0.63	%(i)	0.62%
Net investment income	3.35	%(h)	3.30	%(h)(i)	2.41	%(h)	0.96%	0.37%	0.64	%(i)	0.87%
Waiver/reimbursement	0.21%		0.33	%(i)	0.14%		0.03%	0.01%	—	%(i) (j)	—	%(j)
Net assets, end of period (000’s)	$34,621		$22,354		$24,970		$13,051	$238,118	$269,559		$298,769

(a)	The Fund changed its fiscal year end from May 31 to August 31. Therefore, the period presented is for the three-month period beginning June 1, 2006 through August 31, 2006.

(b)	On November 18, 2005, Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.

(c)	The Fund changed its fiscal year end from October 31 to May 31.

(d)	Per share data was calculated using average shares outstanding during the period.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

29

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Retail A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Connecticut Municipal Reserves – Retail A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.30%	4.70%	$10,470.00	$30.71
2	10.25%	0.51%	9.40%	$10,940.10	$54.60
3	15.76%	0.51%	14.31%	$11,431.31	$57.05
4	21.55%	0.51%	19.45%	$11,944.58	$59.61
5	27.63%	0.51%	24.81%	$12,480.89	$62.28
6	34.01%	0.51%	30.41%	$13,041.28	$65.08
7	40.71%	0.51%	36.27%	$13,626.84	$68.00
8	47.75%	0.51%	42.39%	$14,238.68	$71.06
9	55.13%	0.51%	48.78%	$14,878.00	$74.25
10	62.89%	0.51%	55.46%	$15,546.02	$77.58
Total Gain After Fees and Expenses				$5,546.02
Total Annual Fees and Expenses Paid					$620.22

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

30

Columbia Connecticut Municipal Reserves

For More Information

You’ll find more information about Columbia Connecticut Municipal Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Connecticut Municipal Reserves

Retail A Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138825-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Government Reserves Class A Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Government Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Fund’s Class A shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management

Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Government Reserves

FUNDimensions™
Columbia Government Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Class A: NGAXX
Principal Risks:	Investment strategy risk
Market risk
Money Market Fund risk
Changing distribution levels risk
Interest rate risk
Credit risk
U.S. Government obligations risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

   Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

   Principal Investment Strategies

The Fund invests in high-quality money market instruments, with at least 80% of net assets in U.S. Government obligations.

The Fund purchases only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations and may include other first-tier securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

6

Columbia Government Reserves

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Government Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.51%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2006:	1.18%
Worst:	2nd quarter 2004:	0.11%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Class A Shares	4.43%	1.94%

(a)	The inception date of the Fund’s Class A shares is May 13, 2002.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See About Class A Shares – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class A Shares
Management fees(a)	0.25%
Distribution, service and shareholder administration fees	0.45%
Other expenses	0.01%
Total annual Fund operating expenses	0.71%
Fee waivers and/or reimbursements	(0.06)%
Total net expenses(b)	0.65%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$66	$215	$383	$871

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Government Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At the present, the Advisor has not engaged any investment sub-advisor for the Fund.

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Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

15

Management of the Fund

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class A Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500, and Class A shares are available to the general public for investment.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Distribution and Service Fees	0.10% distribution fee and 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example,

brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About Class A Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and

service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Class A shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	0.10%	0.25%	0.35%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

18

About Class A Shares

Shareholder Administration Fees

Pursuant to the shareholder administration plan for Class A shares adopted by the Board, the Fund pays the Advisor, the Distributor and/or eligible selling and/or servicing agents a shareholder administration fee in addition to the fees it pays the Administrator for overseeing the administrative operations of the Fund. These fees are calculated monthly and are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual shareholder administration fee (as an annual % of average daily net assets) applicable to the Fund’s Class A shares:

Shareholder Administration Fee

Class A	0.10%

The Fund will pay these fees to the Advisor, the Distributor and/or to eligible selling and/or servicing agents, for as long as the shareholder administration plan for Class A shares continues. Columbia Funds may reduce or discontinue payments at any time.

19

About Class A Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Class A shares of the Fund at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

22

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment

23

Buying, Selling and Exchanging Shares

Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

24

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Class A shares are available to the general public for investment. Once you have opened an account, you can buy Class A shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Class A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Class A shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

25

Buying, Selling and Exchanging Shares

Wire Redemptions

You may request that your Class A shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

26

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia

Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are generally made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

27

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

28

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

29

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Government Reserves – Class A Shares

	Year Ended August 31, 2007(a)	Period Ended August 31, 2006(b)		Year Ended March 31, 2006(c)	Year Ended March 31, 2005	Year Ended March 31, 2004	Period Ended March 31, 2003(d)(e)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income	0.0463	0.0185		0.0303	0.0107	0.0050	0.0108
Less Distributions Declared to Shareholders
From net investment income	(0.0463)	(0.0185)		(0.0303)	(0.0107)	(0.0050)	(0.0108)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(f)(g)	4.73%	1.86	%(h)	3.07%	1.08%	0.50%	1.08	%(h)
Ratios to Average Net Assets/Supplemental Data
Expenses(i)	0.65%	0.65	%(j)	0.65%	0.65%	0.65%	0.65	%(j)
Net investment income(i)	4.63%	4.44	%(j)	2.98%	1.13%	0.51%	1.03	%(j)
Waiver/reimbursement	0.06%	0.07	%(j)	0.07%	0.07%	0.06%	0.07	%(j)
Net assets, end of period (000’s)	$13,497	$24,002		$16,903	$31,654	$11,263	$6,069

(a)	On May 30, 2007, Market Class shares were exchanged for Class A Shares.

(b)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(c)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(d)	Columbia Government Reserves Class A shares commenced operations on May 13, 2002.

(e)

The total return for the period ended March 31, 2003 reflects the historical return information for the Nations Government Money Market Fund Class A shares, which were reorganized into Nations Government Reserves Class A shares on May 10, 2002.

(f)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Government Reserves – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.65%	4.35%	$10,435.00	$66.41
2	10.25%	0.65%	8.89%	$10,888.92	$69.30
3	15.76%	0.71%	13.56%	$11,356.06	$78.97
4	21.55%	0.71%	18.43%	$11,843.23	$82.36
5	27.63%	0.71%	23.51%	$12,351.31	$85.89
6	34.01%	0.71%	28.81%	$12,881.18	$89.58
7	40.71%	0.71%	34.34%	$13,433.78	$93.42
8	47.75%	0.71%	40.10%	$14,010.09	$97.43
9	55.13%	0.71%	46.11%	$14,611.12	$101.61
10	62.89%	0.71%	52.38%	$15,237.94	$105.96
Total Gain After Fees and Expenses				$5,237.94
Total Annual Fees and Expenses Paid					$870.93

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

32

Notes

33

Notes

34

Notes

Columbia Government Reserves

For More Information

You’ll find more information about Columbia Government Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Government Reserves Class A Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138826-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Government Reserves

Daily Class Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Government Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Daily Class shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Government Reserves

FUNDimensions™
Columbia Government Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Daily Class: NRDXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, with at least 80% of net assets in U.S. Government obligations.

The Fund purchases only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations and may include other first-tier securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed

6

Columbia Government Reserves

by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Government Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.39%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.47%
Worst:	2nd quarter 2004:	0.07%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Daily Class Shares	4.28%	1.74%	2.72%

(a)	The inception date of the Fund’s Daily Class shares is April 12, 1999.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Daily Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See About Daily Class Shares – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Daily Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.60%
Other expenses	0.01%
Total annual Fund operating expenses	0.86%
Fee waivers and/or reimbursements	(0.06%)
Total net expenses(b)	0.80%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Daily Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Daily Class Shares	$82	$262	$465	$1,049

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Government Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

15

Management of the Fund

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About Daily Class Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Daily Class shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Daily Class shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Daily Class Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500. Daily Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services).
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Distribution and Service Fees	0.35% distribution fee and 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents	include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About Daily Class Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Daily Class shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Daily Class	0.35%	0.25%	0.60%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

18

About Daily Class Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Daily Class shares of the Fund at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time.

FUNDamentals™
NAV Calculation Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value the assets of the Fund.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that

21

Buying, Selling and Exchanging Shares

telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we

22

Buying, Selling and Exchanging Shares

believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

23

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Daily Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Daily Class shares are primarily intended for use in connection with specific Cash Management Services programs. Daily Class shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Daily Class shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Daily Class shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Daily Class shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Daily Class shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Daily Class shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

24

Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

■	You generally buy Daily Class shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Daily Class shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Daily Class shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Daily Class shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of a Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You

25

Buying, Selling and Exchanging Shares

should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Daily Class shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

26

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

27

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

28

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

29

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Government Reserves – Daily Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0448	0.0179		0.0288	0.0092	0.0035	0.0091
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0448)	(0.0179)		(0.0288)	(0.0092)	(0.0035)	(0.0091)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	4.57%	1.80	%(d)	2.92%	0.93%	0.35%	0.92%
Ratios to Average Net Assets/ Supplemental Data
Expenses(e)	0.80%	0.80	%(f)	0.80%	0.80%	0.80%	0.80%
Net Investment Income(e)	4.48%	4.26	%(f)	3.06%	0.94%	0.36%	0.88%
Waiver/Reimbursement	0.06%	0.07	%(f)	0.07%	0.07%	0.06%	0.07%
Net Assets, End of Period (000’s)	$719,973	$540,518		$591,846	$304,322	$352,046	$312,836

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.
(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Annualized.

30

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Daily Class shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Government Reserves – Daily Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.80%	4.20%	$10,420.00	$81.68
2	10.25%	0.80%	8.58%	$10,857.64	$85.11
3	15.76%	0.86%	13.07%	$11,307.15	$95.31
4	21.55%	0.86%	17.75%	$11,775.26	$99.25
5	27.63%	0.86%	22.63%	$12,262.76	$103.36
6	34.01%	0.86%	27.70%	$12,770.44	$107.64
7	40.71%	0.86%	32.99%	$13,299.13	$112.10
8	47.75%	0.86%	38.50%	$13,849.72	$116.74
9	55.13%	0.86%	44.23%	$14,423.09	$121.57
10	62.89%	0.86%	50.20%	$15,020.21	$126.61
Total Gain After Fees and Expenses				$5,020.21
Total Annual Fees and Expenses Paid					$1,049.37

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

31

Columbia Government Reserves

For More Information

You’ll find more information about Columbia Government Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

32

Notes

33

Notes

34

Notes

35

Columbia Government Reserves Daily Class Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138715-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Government Reserves G-Trust Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Government Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s G-Trust shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Government Reserves

FUNDimensions™
Columbia Government Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	G-Trust: CGGXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

   Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

   Principal Investment Strategies

The Fund invests in high-quality money market instruments, with at least 80% of net assets in U.S. Government obligations.

The Fund purchases only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations and may include other first-tier securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the

6

Columbia Government Reserves

U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Government Reserves

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s G-Trust shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.85%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	1.29%
Worst:	1st quarter 2006:	1.06%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
G-Trust Shares	4.90%	4.79%

(a)	The inception date of the Fund’s G-Trust shares is November 21, 2005.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to G-Trust shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

G-Trust Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

G-Trust Shares
Management fees(a)	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.26%
Fee waivers and/or reimbursements	(0.06%)
Total net expenses(b)	0.20%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in G-Trust shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
G-Trust Shares	$20	$71	$134	$319

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Government Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of

15

Management of the Fund

mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About G-Trust Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: G-Trust shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the G-Trust shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

G-Trust Shares(a)
Eligible Investors and Minimum Initial Investments(b)	The minimum initial investment amount for an existing shareholder opening a new G-Trust shares account is $2,500.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)

G-Trust shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing G-Trust shareholders and investors purchasing through exchanges of G-Trust shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About G-Trust Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

18

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for G-Trust shares of Fund at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

19

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

20

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

21

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

22

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, G-Trust shares are generally closed to new investors, and are available for purchase only to the Fund’s existing G-Trust shareholders and investors purchasing through exchanges of G-Trust shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in G-Trust shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing G-Trust shareholder opening a new G-Trust shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for G-Trust shares.

Wire Purchases

You may buy G-Trust shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy G-Trust shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy G-Trust shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your G-Trust shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts

Electronic Funds Transfer

You may sell G-Trust shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

23

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

24

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

25

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

26

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

27

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Government Reserves – G-Trust Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations
Net Investment Income	0.0508	0.0204		0.0149
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0508)	(0.0204)		(0.0149)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total Return(c)(d)	5.20%	2.06	%(e)	1.50	%(e)
Ratios to Average Net Assets/Supplemental Data
Expenses(f)	0.20%	0.20	%(g)	0.20	%(g)
Net Investment Income(f)	5.08%	4.88	%(g)	4.14	%(g)
Waiver/Reimbursement	0.06%	0.07	%(g)	0.07	%(g)
Net Assets, End of Period (000’s)	$230,740	$261,651		$246,188

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Columbia Government Reserves G-Trust shares commenced operations on November 21, 2005.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

28

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in G-Trust shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Government Reserves – G-Trust Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.20%	9.83%	$10,983.04	$21.46
3	15.76%	0.26%	15.04%	$11,503.64	$29.23
4	21.55%	0.26%	20.49%	$12,048.91	$30.62
5	27.63%	0.26%	26.20%	$12,620.03	$32.07
6	34.01%	0.26%	32.18%	$13,218.22	$33.59
7	40.71%	0.26%	38.45%	$13,844.76	$35.18
8	47.75%	0.26%	45.01%	$14,501.00	$36.85
9	55.13%	0.26%	51.88%	$15,188.35	$38.60
10	62.89%	0.26%	59.08%	$15,908.28	$40.43
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid				$5,908.28	$318.51

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

29

Notes

30

Columbia Government Reserves

For More Information

You’ll find more information about Columbia Government Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Government Reserves G-Trust Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138716-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Government Reserves Retail A Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Government Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Retail A shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management

Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Government Reserves

FUNDimensions™
Columbia Government Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Retail A: CRTXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

   Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

   Principal Investment Strategies

The Fund invests in high-quality money market instruments, with at least 80% of net assets in U.S. Government obligations.

The Fund purchases only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations and may include other first-tier securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the

6

Columbia Government Reserves

U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Government Reserves

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.78%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2006:	1.27%
Worst:	1st quarter 2006:	1.03%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Retail A Shares	4.81%	4.69%

(a)	The inception date of the Fund’s Retail A shares is November 21, 2005.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Retail A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

Retail A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Retail A Shares
Management fees(a)	0.25%
Distribution and service fees	0.09%
Other expenses	0.01%
Total annual Fund operating expenses	0.35%
Fee waivers and/or reimbursements	(0.06)%
Total net expenses(b)	0.29%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Retail A shares of the Fund,
■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Retail A Shares	$30	$100	$184	$431

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Government Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www. columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub–Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc.( now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of

15

Management of the Fund

mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About Retail A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Retail A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Retail A shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Retail A Shares(a)
Eligible Investors and Minimum Initial Investments(b)	The minimum initial investment amount for an existing shareholder opening a new Retail A shares account is $2,500.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)

Retail A shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About Retail A Shares

Service Fees

Pursuant to the shareholder servicing plan for Retail A shares adopted by the Board, the Fund pays the Distributor and/or eligible selling and/or servicing agents a service fee that is intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. This fee is calculated daily and paid periodically. Because the fee is paid out of the Fund’s assets on an ongoing basis, it will increase the cost of your investment over time.

The table below shows the maximum annual shareholder servicing fee (as an annual % of average daily net assets) applicable to the Fund’s Retail A shares:

Service Fee

Retail A Shares	0.09%

The Fund will pay this fee to the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder servicing plan for Retail A shares continues. Columbia Funds may reduce or discontinue payments at any time.

18

About Retail A Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Retail A shares of Fund at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or serving agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

21

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

22

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

23

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, Retail A shares are generally closed to new investors, and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in Retail A shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing Retail A shareholder opening a new Retail A shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for Retail A shares.

Wire Purchases

You may buy Retail A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Retail A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Retail A shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Retail A shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Retail A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

24

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

25

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

26

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

27

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

28

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Government Reserves – Retail A Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations
Net Investment Income	0.0499	0.0200		0.0146
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0499)	(0.0200)		(0.0146)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total Return(c)(d)	5.11%	2.02	%(e)	1.47	%(e)
Ratios to Average Net Assets/Supplemental Data
Expenses(f)	0.29%	0.29	%(g)	0.29	%(g)
Net Investment Income(f)	4.99%	4.77	%(g)	4.06	%(g)
Waiver/Reimbursement	0.06%	0.07	%(g)	0.07	%(g)
Net Assets, End of Period (000’s)	$56,879	$63,573		$68,003

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Columbia Government Reserves Retail A shares commenced operations on November 21, 2005.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

29

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Retail A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Government Reserves – Retail A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.29%	4.71%	$10,471.00	$29.68
2	10.25%	0.29%	9.64%	$10,964.18	$31.08
3	15.76%	0.35%	14.74%	$11,474.02	$39.27
4	21.55%	0.35%	20.08%	$12,007.56	$41.09
5	27.63%	0.35%	25.66%	$12,565.91	$43.00
6	34.01%	0.35%	31.50%	$13,150.23	$45.00
7	40.71%	0.35%	37.62%	$13,761.71	$47.10
8	47.75%	0.35%	44.02%	$14,401.63	$49.29
9	55.13%	0.35%	50.71%	$15,071.31	$51.58
10	62.89%	0.35%	57.72%	$15,772.12	$53.98
Total Gain After Fees and Expenses				$5,772.12
Total Annual Fees and Expenses Paid					$431.07

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

30

Columbia Government Reserves

For More Information

You’ll find more information about Columbia Government Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

31

Columbia Government Reserves Retail A Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138827-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Government Plus Reserves G-Trust Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Government Plus Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s G-Trust shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
■	by telephone at 800.345.6611.
■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.
■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Government Plus Reserves

FUNDimensions™
Columbia Government Plus Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	G-Trust: CVTXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk Repurchase agreements risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

   Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. These obligations may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow need; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Government Plus Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the

6

Columbia Government Plus Reserves

U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Government Plus Reserves

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s G-Trust shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.88%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	1.29%
Worst:	1st quarter 2006:	1.06%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Government Plus Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
G-Trust shares	4.90%	4.79%

(a)	The Fund’s G-Trust shares commenced operations on November 21, 2005.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to G-Trust shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Government Plus Reserves

Shareholder Fees (paid directly from your investment)

G-Trust Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

G-Trust Shares
Management fees(a)	0.24%
Other expenses	0.07%
Total annual Fund operating expenses	0.31%
Fee waivers and/or reimbursements	(0.11)%
Total net expenses(b)	0.20%

(a)

The Fund pays an investment advisory fee of 0.18% and administrative fee of 0.067% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.18% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.16% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in G-Trust shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
G-Trust Shares	$20	$77	$151	$371

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Government Plus Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds website,

www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.18% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

15

Management of the Fund

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About G-Trust Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: G-Trust shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the G-Trust shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

G-Trust Shares(a)
Eligible Investors and Minimum Initial Investments(b)	The minimum initial investment amount for an existing shareholder opening a new G-Trust shares account is $2,500.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)

G-Trust shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing G-Trust shareholders and investors purchasing through exchanges of G-Trust shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the investment minimums of this share class.

FUNDamentals™

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example,

brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About G-Trust Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

18

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for G-Trust shares of Fund at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

19

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Government Plus Reserves is received by 4:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

20

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

21

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

22

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, G-Trust shares are generally closed to new investors, and are available for purchase only to the Fund’s existing G-Trust shareholders and investors purchasing through exchanges of G-Trust shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in G-Trust shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing G-Trust shareholder opening a new G-Trust shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for G-Trust shares.

Wire Purchases

You may buy G-Trust shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy G-Trust shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy G-Trust shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your G-Trust shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell G-Trust shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

23

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

24

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

25

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

26

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

27

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Government Plus Reserves – G-Trust Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00
Income from Investment Operations
Net investment income	0.051	0.035
Less Distributions Declared to Shareholders
From net investment income	(0.051)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00
Total Return(c)(d)	5.22%	3.59	%(e)
Ratios to Average Net Assets/Supplemental Data
Expenses(f)	0.20%	0.20	%(g)
Net investment income(f)	5.10%	4.44	%(g)
Waiver/reimbursement	0.13%	0.12	%(g)
Net assets, end of period (000’s)	$187,636	$198,528

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	The Fund’s G-Trust shares commenced operations on November 21, 2005.

(c)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

28

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in G-Trust shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Government Plus Reserves – G-Trust Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.20%	9.83%	$10,983.04	$21.46
3	15.76%	0.31%	14.98%	$11,498.14	$34.85
4	21.55%	0.31%	20.37%	$12,037.41	$36.48
5	27.63%	0.31%	26.02%	$12,601.96	$38.19
6	34.01%	0.31%	31.93%	$13,192.99	$39.98
7	40.71%	0.31%	38.12%	$13,811.75	$41.86
8	47.75%	0.31%	44.60%	$14,459.52	$43.82
9	55.13%	0.31%	51.38%	$15,137.67	$45.88
10	62.89%	0.31%	58.48%	$15,847.62	$48.03
Total Gain After Fees and Expenses				$5,847.62
Total Annual Fees and Expenses Paid					$371.03

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

29

Notes

30

Columbia Government Plus Reserves

For More Information

You’ll find more information about Columbia Government Plus Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Government Plus Reserves G-Trust Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138717-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Government Plus Reserves Retail A Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Government Plus Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Retail A shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,
■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and
■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Government Plus Reserves

FUNDimensions™
Columbia Government Plus Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Retail A: CVRXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk Repurchase agreements risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

   Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

   Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. These obligations may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow need; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Government Plus Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.

6

Columbia Government Plus Reserves

Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Government Plus Reserves

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.80%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	1.26%
Worst:	1st quarter 2006:	1.03%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Government Plus Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Retail A Shares	4.79%	4.68%

(a)	The Fund’s Retail A shares commenced operations on November 21, 2005.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Retail A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Government Plus Reserves

Shareholder Fees (paid directly from your investment)

Retail A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Retail A Shares
Management fees(a)	0.24%
Service fees	0.10%
Other expenses	0.07%
Total annual Fund operating expenses	0.41%
Fee waivers and/or reimbursements	(0.11%	)
Total net expenses(b)	0.30%

(a)

The Fund pays an investment advisory fee of 0.18% and administrative fee of 0.067% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.18% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.16% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Retail A shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Retail A Shares	$31	$109	$207	$495

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Government Plus Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.18% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-adviser for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual

15

Management of the Fund

funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About Retail A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Retail A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Retail A shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Retail A Shares(a)
Eligible Investors and Minimum Initial Investments(b)	The minimum initial investment amount for an existing shareholder opening a new Retail A shares account is $2,500.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)

Retail A shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About Retail A Shares

Service Fees

Pursuant to the shareholder servicing plan for Retail A shares adopted by the Board, the Fund pays the Distributor and/or eligible selling and/or servicing agents a service fee that is intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. This fee is calculated daily and paid periodically. Because the fee is paid out of the Fund’s assets on an ongoing basis, it will increase the cost of your investment over time.

The table below shows the maximum annual shareholder servicing fee (as an annual % of average daily net assets) applicable to the Fund’s Retail A shares:

Service Fee

Retail A Shares	0.10%

The Fund will pay this fee to the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder servicing plan for Retail A shares continues. Columbia Funds may reduce or discontinue payments at any time.

18

About Retail A Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Retail A shares of Fund at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Government Plus Reserves is received by 4:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require

21

Buying, Selling and Exchanging Shares

proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the

Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the

22

Buying, Selling and Exchanging Shares

right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

23

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, Retail A shares are generally closed to new investors, and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in Retail A shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing Retail A shareholder opening a new Retail A shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for Retail A shares.

Wire Purchases

You may buy Retail A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Retail A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Retail A shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Retail A shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts

Electronic Funds Transfer

You may sell Retail A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

24

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

25

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

26

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from

Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

27

Distributions and Taxes

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

28

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Government Plus Reserves – Retail A Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00
Income from Investment Operations
Net investment income	0.050	0.035
Less Distributions Declared to Shareholders
From net investment income	(0.050)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00
Total Return(c)(d)	5.12%	3.51	%(e)
Ratios to Average Net Assets/Supplemental Data
Expenses(f)	0.30%	0.30	%(g)
Net investment income(f)	5.02%	4.39	%(g)
Waiver/reimbursement	0.13%	0.12	%(g)
Net assets, end of period (000’s)	$9,761	$10,660

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	The Fund’s Retail A shares commenced operations on November 21, 2005.

(c)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

29

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Retail A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Government Plus Reserves – Retail A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.30%	4.70%	$10,470.00	$30.71
2	10.25%	0.30%	9.62%	$10,962.09	$32.15
3	15.76%	0.41%	14.65%	$11,465.25	$45.98
4	21.55%	0.41%	19.92%	$11,991.50	$48.09
5	27.63%	0.41%	25.42%	$12,541.91	$50.29
6	34.01%	0.41%	31.18%	$13,117.59	$52.60
7	40.71%	0.41%	37.20%	$13,719.69	$55.02
8	47.75%	0.41%	43.49%	$14,349.42	$57.54
9	55.13%	0.41%	50.08%	$15,008.06	$60.18
10	62.89%	0.41%	56.97%	$15,696.93	$62.95
Total Gain After Fees and Expenses				$5,696.93
Total Annual Fees and Expenses Paid					$495.51

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

30

Columbia Government Plus Reserves

For More Information

You’ll find more information about Columbia Government Plus Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Government Plus Reserves Retail A Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138718-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Massachusetts Municipal Reserves

G-Trust Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Massachusetts Municipal Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s G-Trust shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Massachusetts Municipal Reserves

FUNDimensions™
Columbia Massachusetts Municipal Reserves
Investment Objective:	Current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	G-Trust: GMSXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Tax-exempt pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risks

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax and Massachusetts individual income tax. These securities are issued by or on behalf of the Commonwealth of Massachusetts, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Massachusetts. The Fund may invest up to 20% of net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

5

Columbia Massachusetts Municipal Reserves

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

6

Columbia Massachusetts Municipal Reserves

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Massachusetts Municipal Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s G-Trust shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.66%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.85%
Worst:	1st quarter 2005:	0.33%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Massachusetts Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
G-Trust Shares	3.29%	2.07%

(a)

On November 23, 2005, the Galaxy Massachusetts Municipal Money Market Fund’s Trust shares were reorganized into the Fund’s G-Trust shares. The Galaxy Massachusetts Municipal Money Market Fund’s Trust share class commenced operations on March 1, 2004. For periods prior to November 23, 2005, the performance of the Fund’s G-Trust shares represents that of the Galaxy Massachusetts Municipal Money Market Fund’s Trust shares.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to G-Trust shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Massachusetts Municipal Reserves

Shareholder Fees (paid directly from your investment)

G-Trust Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

G-Trust Shares
Management fees(a)	0.25%
Other expenses	0.10%
Total annual Fund operating expenses	0.35%
Fee waivers and/or reimbursements	(0.15%)
Total net expenses(b)	0.20%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in G-Trust shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
G-Trust Shares	$20	$97	$181	$428

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Massachusetts Municipal Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of

15

Management of the Fund

mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About G-Trust Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: G-Trust shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the G-Trust shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

G-Trust Shares
Eligible Investors and Minimum Initial Investments(a)	The minimum initial investment amount for the Fund’s G-Trust shares account is $2,500.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About G-Trust Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

18

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for G-Trust shares of Fund at the following times each business day (unless the Fund closes early):

■	11:30 a.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

19

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Massachusetts Municipal Reserves is received by 11:30 a.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

20

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

21

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

22

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

G-Trust shares of the Fund are available for purchase by investors maintaining a qualified account at a bank or trust institution, including affiliates of Bank of America. Qualified account include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Contact Columbia Funds our financial advisor for more information about qualified accounts.

Minimum Initial Investments

The minimum initial investment for the Fund’s G-Trust shares is $2,500.

Minimum Additional Investments

There is no minimum additional investment for G-Trust shares.

Wire Purchases

You may buy G-Trust shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy G-Trust shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy G-Trust shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your G-Trust shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts

Electronic Funds Transfer

You may sell G-Trust shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

23

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

24

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

25

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

26

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

27

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Massachusetts Municipal Reserves – G-Trust Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended May 31, 2006(b)(c)		Year Ended May 31, 2005	Period Ended May 31, 2004(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.035	(e)	0.009	(e)	0.025	(e)	0.012	0.001
Less Distributions Declared to Shareholders
From Net Investment Income	(0.035)		(0.009)		(0.025)		(0.012)	(0.001)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(f)(g)	3.51%		0.86	%(h)	2.54%		1.19%	0.14	%(h)
Ratios to Average Net Assets/Supplemental Data
Expenses	0.20	%(i)	0.20	%(i)(j)	0.34	%(i)	0.52%	0.51	%(j)
Net Investment Income	3.46	%(i)	3.39	%(i)(j)	2.54	%(i)	1.12%	0.50	%(j)
Waiver/Reimbursement	0.15%		0.19	%(j)	0.08%		0.01%	0.01	%(j)
Net Assets, End of Period (000’s)	$210,826		$159,235		$152,704		$126,602	$912

(a)	The Fund changed its fiscal year end from May 31 to August 31. Therefore, the period presented is for the three-month period beginning June 1, 2006 through August 31, 2006.

(b)	Effective on November 23, 2005, Trust shares were redesignated G-Trust shares.

(c)	On November 18, 2005, the Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.

(d)	G-Trust shares were initially offered on March 1, 2004. Per share data and total return reflect activity from that date.

(e)	Per share data was calculated using average shares outstanding during the period.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

28

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in G-Trust shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Massachusetts Municipal Reserves – G-Trust Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.35%	9.67%	$10,967.32	$37.53
3	15.76%	0.35%	14.77%	$11,477.30	$39.28
4	21.55%	0.35%	20.11%	$12,010.99	$41.10
5	27.63%	0.35%	25.70%	$12,569.51	$43.02
6	34.01%	0.35%	31.54%	$13,153.99	$45.02
7	40.71%	0.35%	37.66%	$13,765.65	$47.11
8	47.75%	0.35%	44.06%	$14,405.75	$49.30
9	55.13%	0.35%	50.76%	$15,075.62	$51.59
10	62.89%	0.35%	57.77%	$15,776.63	$53.99
Total Gain After Fees and Expenses				$5,776.63
Total Annual Fees and Expenses Paid					$428.42

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

29

Notes

30

Columbia Massachusetts Municipal Reserves

For More Information

You’ll find more information about Columbia Massachusetts Municipal Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Massachusetts Municipal Reserves

G-Trust Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138719-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Massachusetts Municipal Reserves - Retail A Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Massachusetts Municipal Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Retail A shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals ™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Massachusetts Municip al Reserves

FUNDimensions™
Columbia Massachusetts Municipal Reserves
Investment Objective:	Current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Retail A: GMAXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Tax-exempt pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Obje ctive

The Fund seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax and Massachusetts individual income tax. These securities are issued by or on behalf of the Commonwealth of Massachusetts, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Massachusetts. The Fund may invest up to 20% of net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

5

Columbia Massachusetts Municipal Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

  Princi pal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

6

Columbia Massachusetts Municipal Reserves

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax.

There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Massachusetts Municipal Reserves

  Per formance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.60%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	0.91%
Worst:	3rd quarter 2003:	0.08%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Massachusetts Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Retail A Shares	3.21%	1.43%	2.10%

(a)

On November 23, 2005, the Galaxy Massachusetts Municipal Money Market Fund’s Retail A shares were reorganized into the Fund’s Retail A shares. The Galaxy Massachusetts Municipal Money Market Fund’s Retail A share class commenced operations on October 5, 1993. For periods prior to November 23, 2005, the performance of the Fund’s Retail A Shares represents that of the Galaxy Massachusetts Municipal Money Market Fund’s Retail A shares.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Retail A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Massachusetts Municipal Reserves

Shareholder Fees (paid directly from your investment)

Retail A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Retail A Shares
Management fees(a)	0.25%
Distribution and service fees	0.08%
Other expenses	0.10%
Total annual Fund operating expenses	0.43%
Fee waivers and/or reimbursements	(0.15%)
Total net expenses(b)	0.28%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Retail A shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Retail A Shares	$29	$123	$226	$528

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Massachusetts Municipal Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of t he Fund

Pri mary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other R oles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them; lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

15

Management of the Fund

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About Retail A Shares

Description of the Shar e Class

Share Class Features

The Fund offers one class of shares in this prospectus: Retail A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Retail A shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Retail A Shares(a)
Eligible Investors and Minimum Initial Investments(b)	The minimum initial investment amount for an existing shareholder opening a new Retail A shares account is $2,500.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)

Retail A shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About Retail A Shares

Service Fees

Pursuant to the shareholder servicing plan for Retail A shares adopted by the Board, the Fund pays the Distributor and/or eligible selling and/or servicing agents a service fee that is intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. This fee is calculated daily and paid periodically. Because the fee is paid out of the Fund’s assets on an ongoing basis, it will increase the cost of your investment over time.

The table below shows the maximum annual shareholder servicing fee (as an annual % of average daily net assets) applicable to the Fund’s Retail A shares:

Service Fee

Retail A Shares	0.08%

The Fund will pay this fee to the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder servicing plan for Retail A shares continues. Columbia Funds may reduce or discontinue payments at any time.

18

About Retail A Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Share s

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Retail A shares of Fund at the following times each business day (unless the Fund closes early):

■	11:30 a.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Massachusetts Municipal Reserves is received by 11:30 a.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

21

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

22

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

23

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, Retail A shares are generally closed to new investors, and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in Retail A shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing Retail A shareholder opening a new Retail A shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for Retail A shares.

Wire Purchases

You may buy Retail A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Retail A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Retail A shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Retail A shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts

Electronic Funds Transfer

You may sell Retail A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

24

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

25

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

26

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

27

Distri butions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

28

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Massachusetts Municipal Reserves – Retail A Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended May 31, 2006(b)		Year Ended May 31, 2005	Year Ended May 31, 2004	Period Ended May 31, 2003(c)		Year Ended October 31, 2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations
Net Investment Income	0.034	(d)	0.008	(d)	0.024	(d)	0.011	0.004	0.004		0.010
Less Distributions Declared to Shareholders
From Net Investment Income	(0.034)		(0.008)		(0.024)		(0.011)	(0.004)	(0.004)		(0.010)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return(e)(f)	3.43%		0.84	%(g)	2.47%		1.11%	0.42%	0.39	%(g)	1.02%
Ratios to Average Net Assets/ Supplemental Data
Expenses	0.28	%(h)	0.28	%(h)(i)	0.42	%(h)	0.60%	0.59%	0.58	%(i)	0.57%
Net Investment Income	3.38	%(h)	3.31	%(h)(i)	2.48	%(h)	1.04%	0.42%	0.67	%(i)	1.01%
Waiver/reimbursement	0.15%		0.19	%(i)	0.08%		0.02%	0.01%	—	%(i)(j)	0.01%
Net Assets, End of Period (000’s)	$106,505		$69,743		$56,919		$38,586	$283,822	$411,600		$447,525

(a)	The Fund changed its fiscal year end from May 31 to August 31. Therefore, the period presented is for the three-month period beginning June 1, 2006 through August 31, 2006.

(b)	On November 18, 2005, Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.

(c)	The Fund changed its fiscal year end from October 31 to May 31.

(d)	Per share data was calculated using average shares outstanding during the period.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

29

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Retail A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Massachusetts Municipal Reserves – Retail A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.28%	4.72%	$10,472.00	$28.66
2	10.25%	0.43%	9.51%	$10,950.57	$46.06
3	15.76%	0.43%	14.51%	$11,451.01	$48.16
4	21.55%	0.43%	19.74%	$11,974.32	$50.36
5	27.63%	0.43%	25.22%	$12,521.55	$52.67
6	34.01%	0.43%	30.94%	$13,093.78	$55.07
7	40.71%	0.43%	36.92%	$13,692.17	$57.59
8	47.75%	0.43%	43.18%	$14,317.90	$60.22
9	55.13%	0.43%	49.72%	$14,972.23	$62.97
10	62.89%	0.43%	56.56%	$15,656.46	$65.85
Total Gain After Fees and Expenses				$5,656.46
Total Annual Fees and Expenses Paid					$527.61

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

30

Columbia Massachusetts Municipal Reserves

For More Information

You’ll find more information about Columbia Massachusetts Municipal Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Massachusetts Municipal Reserves - Retail A Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138828-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Money Market Reserves G-Trust Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Money Market Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s G-Trust shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals ™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Money Market Reserves

FUNDimensions™
Columbia Money Market Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	G-Trust: CVGXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■   are looking for a relatively low risk investment with stability of principal,

■   have short-term income needs, and

■   are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

5

Columbia Money Market Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

6

Columbia Money Market Reserves

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you

7

Columbia Money Market Reserves

may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Money Market Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s G-Trust shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.95%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	1.31%
Worst:	1st quarter 2006:	1.07%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■ management of fund holdings,

■ market conditions,

■ fund expenses, and

■ flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Money Market Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
G-Trust Shares	4.97%	4.85%

(a)	The Fund’s G-Trust shares commenced operations on November 21, 2005. On November 21, 2005.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to G-Trust shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Money Market Reserves

Shareholder Fees (paid directly from your investment)

G-Trust Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

G-Trust Shares
Management fees(a)	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.26%
Fee waivers and/or reimbursements	(0.06)%
Total net expenses(b)	0.20%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in G-Trust shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
G-Trust Shares	$20	$78	$140	$325

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Money Market Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

12

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

13

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Certain Legal Maters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

16

Management of the Fund

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

About G-Trust Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: G-Trust shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the G-Trust shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

G-Trust Shares(a)
Eligible Investors and Minimum Initial Investments(b)	The minimum initial investment amount for an existing shareholder opening a new G-Trust shares account is $2,500.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)

G-Trust shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing G-Trust shareholders and investors purchasing through exchanges of G-Trust shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

About G-Trust Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for G-Trust shares of Fund at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Money Market Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

21

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

22

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

23

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, G-Trust shares are generally closed to new investors, and are available for purchase only to the Fund’s existing G-Trust shareholders and investors purchasing through exchanges of G-Trust shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in G-Trust shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing G-Trust shareholder opening a new G-Trust shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for G-Trust shares.

Wire Purchases

You may buy G-Trust shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy G-Trust shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy G-Trust shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your G-Trust shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts

Electronic Funds Transfer

You may sell G-Trust shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

24

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

25

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

26

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

27

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

28

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Money Market Reserves – G-Trust Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations
Net Investment Income	0.0518	0.0207		0.0152
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0518)	(0.0207)		(0.0152)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total Return(c)(d)	5.30%	2.08	%(e)	1.53	%(e)
Ratios to Average Net Assets/ Supplemental Data
Expenses(f)	0.20%	0.20	%(g)	0.20	%(g)
Net Investment Income(f)	5.18%	4.93	%(g)	4.22	%(g)
Waiver/Reimbursement	0.06%	0.06	%(g)	0.06	%(g)
Net Assets, End of Period (000’s)	$727,195	$730,240		$780,544

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Columbia Money Market Reserves G-Trust shares commenced operations on November 21, 2005.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Annualized.

29

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in G-Trust shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Money Market Reserves – G-Trust Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.26%	9.77%	$10,976.75	$27.89
3	15.76%	0.26%	14.97%	$11,497.05	$29.22
4	21.55%	0.26%	20.42%	$12,042.01	$30.60
5	27.63%	0.26%	26.13%	$12,612.80	$32.05
6	34.01%	0.26%	32.11%	$13,210.65	$33.57
7	40.71%	0.26%	38.37%	$13,836.83	$35.16
8	47.75%	0.26%	44.93%	$14,492.70	$36.83
9	55.13%	0.26%	51.80%	$15,179.65	$38.57
10	62.89%	0.26%	58.99%	$15,899.17	$40.40
Total Gain After Fees and Expenses				$5,899.17
Total Annual Fees and Expenses Paid					$324.77

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

30

Columbia Money Market Reserves

For More Information

You’ll find more information about Columbia Money Market Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Money Market Reserves G-Trust Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138720-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Money Market Reserves Retail A Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Money Market Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Retail A shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Money Market Reserves

FUNDimensions™
Columbia Money Market Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Retail A: CVSXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

   Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

   Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

5

Columbia Money Market Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

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Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Columbia Money Market Reserves

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Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

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Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans.

Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could

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Columbia Money Market Reserves

become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

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Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

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Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

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Columbia Money Market Reserves

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.90%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	1.29%
Worst:	1st quarter 2006:	1.05%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Money Market Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Retail A Shares	4.90%	4.78%

(a)	The inception date of the Fund’s Retail A shares is November 21, 2005.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Retail A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Money Market Reserves

Shareholder Fees (paid directly from your investment)

Retail A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Retail A Shares
Management fees(a)	0.25%
Distribution and service fees	0.07%
Other expenses	0.01%
Total annual Fund operating expenses	0.33%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.27%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Retail A shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Retail A Shares	$28	$100	$179	$412

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia Money Market Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

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generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website,

www.columbiafunds.com and/or www.columbiamanagement.com.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

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Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

13

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

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Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

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Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and

16

Management of the Fund

fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the

Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

About Retail A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Retail A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Retail A shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Retail A Shares(a)
Eligible Investors and Minimum Initial Investments(b)	The minimum initial investment amount for an existing shareholder opening a new Retail A shares account is $2,500.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)

Retail A shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

About Retail A Shares

Service Fees

Pursuant to the shareholder servicing plan for Retail A shares adopted by the Board, the Fund pays the Distributor and/or eligible selling and/or servicing agents a service fee that is intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. This fee is calculated daily and paid periodically. Because the fee is paid out of the Fund’s assets on an ongoing basis, it will increase the cost of your investment over time.

The table below shows the maximum annual shareholder servicing fee (as an annual % of average daily net assets) applicable to the Fund’s Retail A shares:

Service Fee

Retail A Shares	0.07%

The Fund will pay this fee to the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder servicing plan for Retail A shares continues. Columbia Funds may reduce or discontinue payments at any time.

19

About Retail A Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Retail A shares of Fund at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Money Market Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

22

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year. Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

23

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

24

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, Retail A shares are generally closed to new investors, and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in Retail A shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing Retail A shareholder opening a new Retail A shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for Retail A shares.

Wire Purchases

You may buy Retail A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Retail A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Retail A shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Retail A shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts

Electronic Funds Transfer

You may sell Retail A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

25

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

26

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

27

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

28

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

29

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Money Market Reserves – Retail A Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations
Net Investment Income	0.0511	0.0204		0.0149
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0511)	(0.0204)		(0.0149)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total Return(c)(d)	5.23%	2.05	%(e)	1.50	%(e)
Ratios to Average Net Assets/Supplemental Data
Expenses(f)	0.27%	0.27	%(g)	0.27	%(g)
Net Investment Income(f)	5.11%	4.85	%(g)	4.15	%(g)
Waiver/reimbursement	0.06%	0.06	%(g)	0.06	%(g)
Net Assets, End of Period (000’s)	$96,260	$101,776		$110,828

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Columbia Money Market Reserves Retail A shares commenced operations on November 21, 2005.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Annualized.

30

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Retail A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Money Market Reserves – Retail A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.27%	4.73%	$10,473.00	$27.64
2	10.25%	0.33%	9.62%	$10,962.09	$35.37
3	15.76%	0.33%	14.74%	$11,474.02	$37.02
4	21.55%	0.33%	20.10%	$12,009.86	$38.75
5	27.63%	0.33%	25.71%	$12,570.72	$40.56
6	34.01%	0.33%	31.58%	$13,157.77	$42.45
7	40.71%	0.33%	37.72%	$13,772.24	$44.43
8	47.75%	0.33%	44.15%	$14,415.40	$46.51
9	55.13%	0.33%	50.89%	$15,088.60	$48.68
10	62.89%	0.33%	57.93%	$15,793.24	$50.96
Total Gain After Fees and Expenses				$5,793.24
Total Annual Fees and Expenses Paid					$412.37

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

31

Notes

32

Notes

33

Notes

34

Columbia Money Market Reserves

For More Information

You’ll find more information about Columbia Money Market Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Money Market Reserves Retail A Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138721-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Municipal Reserves Class Z Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Municipal Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Municipal Reserves

FUNDimensions™
Columbia Municipal Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Class Z: CRZXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Tax-exempt pass-through certificates risk Interest rate risk Credit risk Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

5

Columbia Municipal Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

6

Columbia Municipal Reserves

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Municipal Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.69%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.87%
Worst:	1st quarter 2006:	0.73%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Class Z Shares	3.36%	3.33%

(a)	The inception date of the Fund’s Class Z shares is November 18, 2005.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Municipal Reserves

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class Z Shares
Management fees(a)	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.26%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.20%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$20	$78	$140	$325

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Municipal Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

15

Management of the Fund

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares(a)
Eligible Investors and Minimum Initial Investments(b)	Also, Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)

Class Z shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to existing Class Z shareholders and investors purchasing through exchanges of Class Z shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About Class Z Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

18

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Class Z shares of the Fund at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

19

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Municipal Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions

20

Buying, Selling and Exchanging Shares

received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

21

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

22

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, Class Z shares are generally closed to new investors, and are available for purchase only to existing Class Z shareholders and investors purchasing through exchanges of Class Z shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in Class Z shares.

Buying Shares

Eligible Investors

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

23

Buying, Selling and Exchanging Shares

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

24

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

25

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

26

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

27

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

28

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

29

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Municipal Reserves – Class Z Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations
Net Investment Income	0.0351	0.0143		0.0109
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0351)	(0.0143)		(0.0109)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total Return(c)(d)	3.56%	1.44	%(e)	1.09	%(e)
Ratios to Average Net Assets/Supplemental Data
Expenses(f)	0.20%	0.20	%(g)	0.20	%(g)
Net Investment Income(f)	3.51%	3.42	%(g)	2.96	%(g)
Waiver/Reimbursement	0.06%	0.06	%(g)	0.06	%(g)
Net Assets, End of Period (000’s)	$39,772	$51,606		$54,158

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Columbia Municipal Reserves Class Z shares commenced operations on November 18, 2005.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

30

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Municipal Reserves – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.26%	9.77%	$10,976.75	$27.89
3	15.76%	0.26%	14.97%	$11,497.05	$29.22
4	21.55%	0.26%	20.42%	$12,042.01	$30.60
5	27.63%	0.26%	26.13%	$12,612.80	$32.05
6	34.01%	0.26%	32.11%	$13,210.65	$33.57
7	40.71%	0.26%	38.37%	$13,836.83	$35.16
8	47.75%	0.26%	44.93%	$14,492.70	$36.83
9	55.13%	0.26%	51.80%	$15,179.65	$38.57
10	62.89%	0.26%	58.99%	$15,899.17	$40.40
Total Gain After Fees and Expenses				$5,899.17
Total Annual Fees and Expenses Paid					$324.77

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

31

Notes

32

Notes

33

Notes

34

Columbia Municipal Reserves

For More Information

You’ll find more information about Columbia Municipal Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Municipal Reserves Class Z Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138625-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Municipal Reserves

Daily Class Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Municipal Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Daily Class shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Municipal Reserve s

FUNDimensions™
Columbia Municipal Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Daily Class: NMDXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Tax-exempt pass-through certificates risk Interest rate risk Credit risk Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

5

Columbia Municipal Reserves

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by

6

Columbia Municipal Reserves

the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Municipal Reserves

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.24%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	0.90%
Worst:	1st quarter 2004:	0.05%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Daily Class Shares	2.74%	1.19%	1.73%
(a)	The inception date of the Fund’s Daily Class shares is April 12, 1999.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Daily Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See About Daily Class Shares – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Municipal Reserves

Shareholder Fees (paid directly from your investment)

Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Daily Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.60%
Other expenses	0.01%
Total annual Fund operating expenses	0.86%
Fee waivers and/or reimbursements	(0.06)%
Total net expenses(b)	0.80%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Daily Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Daily Class Shares	$82	$268	$471	$1,055

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Municipal Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website,

www.columbiafunds.com and/or www.columbiamanagement.com.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other Roles and Relationships o f Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

15

Management of the Fund

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About Daily Class Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Daily Class shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Daily Class shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Daily Class Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500. Daily Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services).
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Distribution and Service Fees	0.35% distribution fee and 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About Daily Class Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Daily Class shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Daily Class	0.35%	0.25%	0.60%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

18

About Daily Class Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Daily Class shares of the Fund at the following times each business day (unless the Fund closes early):

■	12:00 noon Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value the assets of the Fund.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Municipal Reserves is received by 12:00 noon Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

21

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in

22

Buying, Selling and Exchanging Shares

which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

23

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Daily Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Daily Class shares are primarily intended for use in connection with specific Cash Management Services programs. Daily Class shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Daily Class shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Daily Class shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Daily Class shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Daily Class shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Daily Class shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

24

Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

■	You generally buy Daily Class shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Daily Class shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Daily Class shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Daily Class shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

25

Buying, Selling and Exchanging Shares

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Daily Class shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Same Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund. No sales charges or other charges will apply to such an exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

26

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

27

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

28

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

29

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Municipal Reserves – Daily Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income	0.0291		0.0118		0.0196		0.0068	0.0031	0.0067
Less Distributions Declared to Shareholders
From net investment income	(0.0291)		(0.0118)		(0.0196)		(0.0068)	(0.0031)	(0.0067)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	2.95%		1.19	%(d)	1.97%		0.68%	0.31%	0.68%
Ratios to Average Net Assets/ Supplemental Data
Expenses	0.80	%(e)	0.80	%(e)(f)	0.80	%(e)	0.80%	0.78%	0.80%
Net investment income	2.91	%(e)	2.81	%(e)(f)	2.02	%(e)	0.67%	0.30%	0.63%
Waiver/reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.09%	0.08%
Net assets, end of period (000’s)	$1,562,589		$1,433,097		$1,368,604		$591,206	$605,118	$526,658

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Annualized.

30

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Daily Class shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Municipal Reserves – Daily Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.80%	4.20%	$10,420.00	$81.68
2	10.25%	0.86%	8.51%	$10,851.39	$91.47
3	15.76%	0.86%	13.01%	$11,300.64	$95.25
4	21.55%	0.86%	17.68%	$11,768.48	$99.20
5	27.63%	0.86%	22.56%	$12,255.70	$103.30
6	34.01%	0.86%	27.63%	$12,763.08	$107.58
7	40.71%	0.86%	32.91%	$13,291.47	$112.03
8	47.75%	0.86%	38.42%	$13,841.74	$116.67
9	55.13%	0.86%	44.15%	$14,414.79	$121.50
10	62.89%	0.86%	50.12%	$15,011.56	$126.53
Total Gain After Fees and Expenses				$5,011.56
Total Annual Fees and Expenses Paid					$1,055.21

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

31

Notes

32

Notes

33

Notes

34

Columbia Municipal Reserves

For More Information

You’ll find more information about Columbia Municipal Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Municipal Reserves Daily Class Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138722-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia New York Tax-Exempt Reserves Class A Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia New York Tax-Exempt Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class A shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia New York Tax-Exempt Reserves

FUNDimensions™
Columbia New York Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Class A: NYMXX
Principal Risks:

Investment strategy risk
Market risk
Money Market Fund risk
Non-diversified mutual fund risk
Changing distribution levels risk
Tax-exempt pass-through     certificates risk
Interest rate risk

Credit risk
State-specific municipal     securities risk
Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

   Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

   Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of New York.

The Fund also may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

5

Columbia New York Tax-Exempt Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

6

Columbia New York Tax-Exempt Reserves

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia New York Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares(a) has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.31%

(a)

The inception date of the Fund’s Class A shares is February 15, 2002. Effective May 30, 2007, the name of the share class was changed from Market Class to Class A. From December 22, 2002 to August 25, 2003, performance for the share class could not be calculated due to nominal asset levels.

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.74%
Worst:	1st quarter 2004:	0.11%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia New York Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Class A Shares	2.85%	1.60%

(a)	The inception date of the Fund’s Class A shares is February 15, 2002. Effective May 30, 2007, the name of the share class was changed from Market Class to Class A. From December 22, 2002 to August 25, 2003, performance for the share class could not be calculated due to nominal asset levels. Returns for the Class A shares shown in the Life of Fund column are as of August 25, 2003.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See About Class A Shares – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia New York Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares
Management fees(a)	0.25%
Distribution, service and shareholder administration fees	0.45%
Other expenses	0.06%
Total annual Fund operating expenses	0.76%
Fee waivers and/or reimbursements	(0.11%	)
Total net expenses(b)	0.65%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A shares of the Fund,
■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$66	$220	$400	$921

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia New York Tax-Exempt Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other	Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

15

Management of the Fund

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class A Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500, and Class A shares are available to the general public for investment.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Distribution and Service Fees	0.10% distribution fee and 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About Class A Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Class A shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	0.10%	0.25%	0.35%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

18

About Class A Shares

Shareholder Administration Fees

Pursuant to the shareholder administration plan for Class A shares adopted by the Board, the Fund pays the Advisor, the Distributor and/or eligible selling and/or servicing agents a shareholder administration fee in addition to the fees it pays the Administrator for overseeing the administrative operations of the Fund. These fees are calculated monthly and are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual shareholder administration fee (as an annual % of average daily net assets) applicable to the Fund’s Class A shares:

Shareholder Administration Fee

Class A	0.10%

The Fund will pay these fees to the Advisor, the Distributor and/or to eligible selling and/or servicing agents, for as long as the shareholder administration plan for Class A shares continues. Columbia Funds may reduce or discontinue payments at any time.

19

About Class A Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Class A shares of the Fund at the following times each business day (unless the Fund closes early):

■	11:30 a.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia New York Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

22

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

23

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

24

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Minimum Initial Investments

The minimum initial investment for Class A shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Class A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Class A shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

25

Buying, Selling and Exchanging Shares

Wire Redemptions

You may request that your Class A shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to

26

Buying, Selling and Exchanging Shares

Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are generally made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

27

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

28

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

29

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

30

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia New York Tax-Exempt Reserves – Class A Shares

	Year Ended August 31, 2007(a)		Period Ended August 31, 2006(b)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004(c)		Period Ended December 22, 2002(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations
Net investment income	0.0301		0.0122		0.0206		0.0080	0.0025		0.0068
Less Distributions Declared to Shareholders
From net investment income	(0.0301)		(0.0122)		(0.0206)		(0.0080)	(0.0025)		(0.0068)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return(e)(f)	3.05%		1.23	%(g)	2.07%		0.80%	0.25	%(g)	0.68	%(g)
Ratios to Average Net Assets/ Supplemental Data
Expenses	0.65	%(h)	0.65	%(h)(i)	0.65	%(h)	0.65%	0.65	%(i)	0.58	%(i)
Net investment income	3.01	%(h)	2.92	%(h)(i)	2.07	%(h)	0.82%	0.48	%(i)	0.82	%(i)
Waiver/reimbursement	0.11%		0.14	%(i)	0.14%		0.33%	0.13	%(i)	0.65	%(i)
Net assets, end of period (000’s)	$43,867		$37,820		$29,726		$11,469	$12,970	(g)	$—

(a)	On May 30, 2007, Market Class Shares were renamed as Class A shares.

(b)	The Fund changed its fiscal year end from March 31 to August 31.

(c)	Columbia New York Tax-Exempt Reserves Class A shares re-commenced operations on August 25, 2003.

(d)	Columbia New York Tax-Exempt Reserves Class A shares were fully redeemed on December 22, 2002.

(e)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(g)	Not annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Annualized.

31

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia New York Tax-Exempt Reserves – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.65%	4.35%	$10,435.00	$66.41
2	10.25%	0.65%	8.89%	$10,888.92	$69.30
3	15.76%	0.76%	13.51%	$11,350.61	$84.51
4	21.55%	0.76%	18.32%	$11,831.88	$88.09
5	27.63%	0.76%	23.34%	$12,333.55	$91.83
6	34.01%	0.76%	28.56%	$12,856.49	$95.72
7	40.71%	0.76%	34.02%	$13,401.61	$99.78
8	47.75%	0.76%	39.70%	$13,969.84	$104.01
9	55.13%	0.76%	45.62%	$14,562.16	$108.42
10	62.89%	0.76%	51.80%	$15,179.59	$113.02
Total Gain After Fees and Expenses				$5,179.59
Total Annual Fees and Expenses Paid					$921.09

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

32

Notes

33

Notes

34

Columbia New York Tax-Exempt Reserves

For More Information

You’ll find more information about Columbia New York Tax-Exempt Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia New York Tax-Exempt Reserves Class A Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138830-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia New York Tax-Exempt Reserves Daily Class Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia New York Tax-Exempt Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Daily Class shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to

facilitate your use of this prospectus, including:

■	“FUNDamentals ™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management

Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia New York Tax-Exempt Reserves

FUNDimensions™
Columbia New York Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Tax-exempt pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of New York.

The Fund also may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

5

Columbia New York Tax-Exempt Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

6

Columbia New York Tax-Exempt Reserves

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia New York Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Trust Class shares(a) has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.20%

(a)

Because the Fund’s Daily Class shares have not been offered for a full calendar year, the returns shown are the returns of the Fund’s Trust Class shares. The Fund’s Trust Class shares are not offered by this prospectus, but they have similar returns to the Fund’s Daily Class shares because the shares are invested in the same portfolio of securities and differ only to the extent that the classes do not have the same expenses.

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.83%
Worst:	3rd quarter 2003:	0.18%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia New York Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Daily Class Shares(a)	3.21%	1.67%

(a)	The inception date of the Fund’s Trust Class shares is February 15, 2002.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Daily Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See About Daily Class Shares – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia New York Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions , as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Daily Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.60%
Other expenses	0.06%
Total annual Fund operating expenses	0.91%
Fee waivers and/or reimbursements	(0.11)%
Total net expenses(b)	0.80%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Daily Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Daily Class Shares	$82	$268	$482	$1,099

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia New York Tax-Exempt Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management Fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the semi-annual period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other	Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

15

Management of the Fund

Separately, a putative class action - Mehta v AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About Daily Class Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Daily Class shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Daily Class shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Daily Class Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500. Daily Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services).
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Distribution and Service Fees	0.35% distribution fee and 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor.	Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About Daily Class Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Daily Class shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Daily Class	0.35%	0.25%	0.60%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

18

About Daily Class Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Daily Class shares of the Fund at the following times each business day (unless the Fund closes early):

■	11:30 a.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value the assets of the Fund.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia New York Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

21

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

22

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

23

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Daily Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Daily Class shares are primarily intended for use in connection with specific Cash Management Services programs. Daily Class Shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Daily Class shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Daily Class shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Daily Class shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Daily Class shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Daily Class shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Daily Class shares at net asset value per share.

24

Buying, Selling and Exchanging Shares

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Daily Class shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Daily Class shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Daily Class shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check, or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

25

Buying, Selling and Exchanging Shares

Systematic Exchanges

You may buy Daily Class shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

26

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

27

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

28

Distributions and Taxes

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

29

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia New York Tax-Exempt Reserves – Daily Class Shares

	Year Ended August 31, 2007(a)		Period Ended December 22, 2002(a)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations
Net investment income	0.0232		0.0043
Less Distributions Declared to Shareholders
From net investment income	(0.0232)		(0.0043)
Net Asset Value, End of Period	$1.00		$1.00
Total Return(b)(c)(d)	2.34%		0.43%
Ratios to Average Net Assets/Supplemental Data
Expenses	0.80	%(e)(f)	0.73	%(f)
Net investment income	2.90	%(e)(f)	0.67	%(f)
Waiver/reimbursement	0.11	%(f)	0.65	%(f)
Net assets, end of period (000’s)	$10		$ —

(a)	Columbia New York Tax-Exempt Reserves Daily Class shares were fully redeemed on December 22, 2002 and recommenced operations on November 1, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Not annualized.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Annualized.

30

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Daily Class shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia New York Tax-Exempt Reserves – Daily Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.80%	4.20%	$10,420.00	$81.68
2	10.25%	0.80%	8.58%	$10,857.64	$85.11
3	15.76%	0.91%	13.02%	$11,301.72	$100.83
4	21.55%	0.91%	17.64%	$11,763.96	$104.95
5	27.63%	0.91%	22.45%	$12,245.10	$109.24
6	34.01%	0.91%	27.46%	$12,745.93	$113.71
7	40.71%	0.91%	32.67%	$13,267.24	$118.36
8	47.75%	0.91%	38.10%	$13,809.87	$123.20
9	55.13%	0.91%	43.75%	$14,374.69	$128.24
10	62.89%	0.91%	49.63%	$14,962.62	$133.48
Total Gain After Fees and Expenses				$4,962.62
Total Annual Fees and Expenses Paid					$1,098.80

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

31

Notes

32

Notes

33

Notes

34

Columbia New York Tax-Exempt Reserves

For More Information

You’ll find more information about Columbia New York Tax-Exempt Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia New York Tax-Exempt Reserves

Daily Class Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138831-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia New York Tax-Exempt Reserves G-Trust Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia New York Tax-Exempt Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s G-Trust shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia New York Tax-Exempt Reserves

FUNDimensions™
Columbia New York Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	G-Trust: CYGXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Tax-exempt pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of New York.

The Fund also may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

5

Columbia New York Tax-Exempt Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

6

Columbia New York Tax-Exempt Reserves

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia New York Tax-Exempt Reserves

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s G-Trust shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.65%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.86%
Worst:	1st quarter 2006:	0.7 2%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia New York Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
G-Trust Shares	3.31%	3.25%

(a)	The inception date of the Fund’s G-Trust shares is November 21, 2005.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to G-Trust shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia New York Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

G-Trust Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

G-Trust Shares
Management fees(a)	0.25%
Other expenses	0.06%
Total annual Fund operating expenses	0.31%
Fee waivers and/or reimbursements	(0.11)%
Total net expenses(b)	0.20%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in G-Trust shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
G-Trust Shares	$20	$77	$151	$371

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia New York Tax-Exempt Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the   icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

15

Management of the Fund

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About G-Trust Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: G-Trust shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the G-Trust shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

G-Trust Shares(a)
Eligible Investors and Minimum Initial Investments(b)	The minimum initial investment amount for an existing shareholder opening a new G-Trust shares account is $2,500.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)

G-Trust shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing G-Trust shareholders and investors purchasing through exchanges of G-Trust shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About G-Trust Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

18

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for G-Trust shares of Fund at the following times each business day (unless the Fund closes early):

■	11:30 a.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

19

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia New York Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

20

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

21

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

22

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, G-Trust shares are generally closed to new investors, and are available for purchase only to the Fund’s existing G-Trust shareholders and investors purchasing through exchanges of G-Trust shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in G-Trust shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing G-Trust shareholder opening a new G-Trust shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for G-Trust shares.

Wire Purchases

You may buy G-Trust shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy G-Trust shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy G-Trust shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your G-Trust shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts

Electronic Funds Transfer

You may sell G-Trust shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

23

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

24

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

25

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

26

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

27

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia New York Tax-Exempt Reserves – G-Trust Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations
Net investment income	0.0346	0.0141		0.0104
Less Distributions Declared to Shareholders
From net investment income	(0.0346)	(0.0141)		(0.0104)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total Return(c)(d)	3.51%	1.42	%(e)	1.04	%(e)
Ratios to Average Net Assets/Supplemental Data
Expenses(f)	0.20%	0.20	%(g)	0.20	%(g)
Net investment income(f)	3.45%	3.38	%(g)	2.89	%(g)
Waiver/reimbursement	0.11%	0.14	%(g)	0.14	%(g)
Net assets, end of period (000’s)	$16,468	$17,548		$17,664

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Columbia New York Tax-Exempt Reserves G-Trust shares commenced operations on November 21, 2005.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Annualized.

28

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in G-Trust shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia New York Tax-Exempt Reserves – G-Trust Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.20%	9.83%	$10,983.04	$ 21.46
3	15.76%	0.31%	14.98%	$11,498.14	$ 34.85
4	21.55%	0.31%	20.37%	$12,037.41	$ 36.48
5	27.63%	0.31%	26.02%	$12,601.96	$ 38.19
6	34.01%	0.31%	31.93%	$13,192.99	$ 39.98
7	40.71%	0.31%	38.12%	$13,811.75	$ 41.86
8	47.75%	0.31%	44.60%	$14,459.52	$ 43.82
9	55.13%	0.31%	51.38%	$15,137.67	$ 45.88
10	62.89%	0.31%	58.48%	$15,847.62	$ 48.03
Total Gain After Fees and Expenses				$ 5,847.62
Total Annual Fees and Expenses Paid					$371.03

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

29

Notes

30

Columbia New York Tax-Exempt Reserves

For More Information

You’ll find more information about Columbia New York Tax-Exempt Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia New York Tax-Exempt Reserves G-Trust Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138832-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia New York Tax-Exempt Reserves Retail A Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia New York Tax-Exempt Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Retail A shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management

Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia New York Tax-Exempt Reserves

FUNDimensions™
Columbia New York Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Retail A: CYAXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Tax-exempt pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

   Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

   Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of New York.

The Fund also may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

5

Columbia New York Tax-Exempt Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are

6

Columbia New York Tax-Exempt Reserves

subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia New York Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.58%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.83%
Worst:	1st quarter 2006:	0.69%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia New York Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Retail A Shares	3.21%	3.15%

(a)	The inception date of the Fund’s Retail A shares is November 21, 2005.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Retail A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia New York Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Retail A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Retail A Shares
Management fees(a)	0.25%
Distribution and service fees	0.10%
Other expenses	0.06%
Total annual Fund operating expenses	0.41%
Fee waivers and/or reimbursements	(0.11)%
Total net expenses(b)	0.30%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Retail A shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Retail A Shares	$31	$109	$207	$495

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia New York Tax-Exempt Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website,

www.columbiafunds.com and/or www.columbiamanagement.com.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the   icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

15

Management of the Fund

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About Retail A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Retail A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Retail A shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Retail A Shares(a)
Eligible Investors and Minimum Initial Investments(b)	The minimum initial investment amount for an existing shareholder opening a new Retail A shares account is $2,500.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)

Retail A shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About Retail A Shares

Service Fees

Pursuant to the shareholder servicing plan for Retail A shares adopted by the Board, the Fund pays the Distributor and/or eligible selling and/or servicing agents a service fee that is intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. This fee is calculated daily and paid periodically. Because the fee is paid out of the Fund’s assets on an ongoing basis, it will increase the cost of your investment over time.

The table below shows the maximum annual shareholder servicing fee (as an annual % of average daily net assets) applicable to the Fund’s Retail A shares:

Service Fee

Retail A Shares	0.10%

The Fund will pay this fee to the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder servicing plan for Retail A shares continues. Columbia Funds may reduce or discontinue payments at any time.

18

About Retail A Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Retail A shares of Fund at the following times each business day (unless the Fund closes early):

■	11:30 a.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia New York Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

21

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment

22

Buying, Selling and Exchanging Shares

Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

23

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, Retail A shares are generally closed to new investors, and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in Retail A shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing Retail A shareholder opening a new Retail A shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for Retail A shares.

Wire Purchases

You may buy Retail A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Retail A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Retail A shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Retail A shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts

Electronic Funds Transfer

You may sell Retail A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

24

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

25

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

26

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

27

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

28

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia New York Tax-Exempt Reserves – Retail A Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations
Net investment income	0.0336	0.0137		0.0100
Less Distributions Declared to Shareholders
From net investment income	(0.0336)	(0.0137)		(0.0100)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total Return(c) (d)	3.41%	1.38	%(e)	1.01	%(e)
Ratios to Average Net Assets/ Supplemental Data
Expenses(f)	0.30%	0.30	%(g)	0.30	%(g)
Net investment income(f)	3.36%	3.28	%(g)	2.77	%(g)
Waiver/reimbursement	0.11%	0.14	%(g)	0.14	%(g)
Net assets, end of period (000’s)	$64	$80		$74

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Columbia New York Tax-Exempt Reserves Retail A shares commenced operations on November 21, 2005.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Annualized.

29

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Retail A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia New York Tax-Exempt Reserves – Retail A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.30%	4.70%	$10,470.00	$30.71
2	10.25%	0.30%	9.62%	$10,962.09	$32.15
3	15.76%	0.41%	14.65%	$11,465.25	$45.98
4	21.55%	0.41%	19.92%	$11,991.50	$48.09
5	27.63%	0.41%	25.42%	$12,541.91	$50.29
6	34.01%	0.41%	31.18%	$13,117.59	$52.60
7	40.71%	0.41%	37.20%	$13,719.69	$55.02
8	47.75%	0.41%	43.49%	$14,349.42	$57.54
9	55.13%	0.41%	50.08%	$15,008.06	$60.18
10	62.89%	0.41%	56.97%	$15,696.93	$62.95
Total Gain After Fees and Expenses				$5,696.93
Total Annual Fees and Expenses Paid					$495.51

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

30

Columbia New York Tax-Exempt Reserves

For More Information

You’ll find more information about Columbia New York Tax-Exempt Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia New York Tax-Exempt Reserves Retail A Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138833-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Tax-Exempt Reserves

Class A Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Tax-Exempt Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class A shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Tax-Exempt Reserves

FUNDimensions™
Columbia Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Class A: NTEXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Tax-exempt pass-through certificates risk Interest rate risk Credit risk Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

   Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

   Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia Tax-Exempt Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations.

6

Columbia Tax-Exempt Reserves

General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Tax-Exempt Reserves

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.32%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	0.94%
Worst:	1st quarter 2004:	0.08%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Class A Shares	2.85%	1.30%	2.11%

(a)	The inception date of the Fund’s Class A shares is April 5, 1991.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See About Class A Shares – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares
Management fees(a)	0.25%
Distribution, service and shareholder administration fees	0.45%
Other expenses	0.01%
Total annual Fund operating expenses	0.71%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.65%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$66	$215	$383	$871

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Tax-Exempt Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website,
www.columbiafunds.com and/or www.columbiamanagement.com.
Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of

15

Management of the Fund

mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class A Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500, and Class A shares are available to the general public for investment.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Distribution and Service Fees	0.10% distribution fee and 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About Class A Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Class A shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	0.10%	0.25%	0.35%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

18

About Class A Shares

Shareholder Administration Fees

Pursuant to the shareholder administration plan for Class A shares adopted by the Board, the Fund pays the Advisor, the Distributor and/or eligible selling and/or servicing agents a shareholder administration fee in addition to the fees it pays the Administrator for overseeing the administrative operations of the Fund. These fees are calculated monthly and are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual shareholder administration fee (as an annual % of average daily net assets) applicable to the Fund’s Class A shares:

Shareholder Administration Fee

Class A	0.10%

The Fund will pay these fees to the Advisor, the Distributor and/or to eligible selling and/or servicing agents, for as long as the shareholder administration plan for Class A shares continues. Columbia Funds may reduce or discontinue payments at any time.

19

About Class A Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Class A shares of the Fund at the following times each business day (unless the Fund closes early):

■	12:00 noon Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock

Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require

22

Buying, Selling and Exchanging Shares

proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the

Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the

23

Buying, Selling and Exchanging Shares

right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

24

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Class A shares are available to the general public for investment. Once you have opened an account, you can buy Class A shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Class A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Class A shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

25

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost.

26

Buying, Selling and Exchanging Shares

Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are generally made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

27

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

28

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

29

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

30

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Tax-Exempt Reserves – Class A Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0302		0.0122		0.0206		0.0080	0.0041	0.0079
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0302)		(0.0122)		(0.0206)		(0.0080)	(0.0041)	(0.0079)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(c)(d)	3.06%		1.23	%(e)	2.08%		0.80%	0.41%	0.79%
Ratios to Average Net Assets/Supplemental Data
Expenses	0.65	%(f)	0.65	%(f)(g)	0.65	%(f)	0.65%	0.65%	0.65%
Net Investment Income	3.01	%(f)	2.91	%(f)(g)	2.06	%(f)	0.75%	0.39%	0.68%
Waiver/Reimbursement	0.06%		0.07	%(g)	0.07%		0.08%	0.07%	0.08%
Net Assets, End of Period (000’s)	$14,790		$17,859		$25,572		$28,934	$50,803	$87,141

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	On August 22, 2005, Investor A shares were renamed Class A shares.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Annualized.

31

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Tax-Exempt Reserves – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.65%	4.35%	$10,435.00	$66.41
2	10.25%	0.65%	8.89%	$10,888.92	$69.30
3	15.76%	0.71%	13.56%	$11,356.06	$78.97
4	21.55%	0.71%	18.43%	$11,843.23	$82.36
5	27.63%	0.71%	23.51%	$12,351.31	$85.89
6	34.01%	0.71%	28.81%	$12,881.18	$89.58
7	40.71%	0.71%	34.34%	$13,433.78	$93.42
8	47.75%	0.71%	40.10%	$14,010.09	$97.43
9	55.13%	0.71%	46.11%	$14,611.12	$101.61
10	62.89%	0.71%	52.38%	$15,237.94	$105.96
Total Gain After Fees and Expenses				$5,237.94
Total Annual Fees and Expenses Paid					$870.93

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

32

Notes

33

Notes

34

Columbia Tax-Exempt Reserves

For More Information

You’ll find more information about Columbia Tax-Exempt Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Tax-Exempt Reserves

Class A Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138723-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Tax-Exempt Reserves Daily Class Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Tax-Exempt Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Fund’s Daily Class shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Tax-Exempt Reserves

FUNDimensions™
Columbia Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Daily Class: NEDXX
Principal Risks:	Investment strategy risk
Market risk
Money Market Fund risk
Changing distribution levels risk
Tax-exempt pass-through certificates risk
Interest rate risk
Credit risk
Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

   Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

   Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia Tax-Exempt Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such

6

Columbia Tax-Exempt Reserves

as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Tax-Exempt Reserves

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.20%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	0.91%
Worst:	1st quarter 2004:	0.05%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Daily Class Shares	2.69%	1.15%	1.95%

(a)	The inception date of the Fund’s Daily Class Shares is February 10, 1995.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Daily Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See About Daily Class Shares – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Daily Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.60%
Other expenses	0.01%
Total annual Fund operating expenses	0.86%
Fee waivers and/or reimbursements	(0.06)%
Total net expenses(b)	0.80%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Daily Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Daily Class Shares	$82	$262	$465	$1,049

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Tax-Exempt Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

15

Management of the Fund

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About Daily Class Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Daily Class shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Daily Class shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Daily Class Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500. Daily Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services).
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Distribution and Service Fees	0.35% distribution fee and 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc

17

About Daily Class Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Daily Class shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Daily Class	0.35%	0.25%	0.60%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

18

About Daily Class Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Daily Class shares of the Fund at the following times each business day (unless the Fund closes early):

■	12:00 noon Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value the assets of the Fund.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

21

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment

22

Buying, Selling and Exchanging Shares

Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

23

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Daily Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Daily Class shares are primarily intended for use in connection with specific Cash Management Services programs. Daily Class shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Daily Class shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Daily Class shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Daily Class shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Daily Class shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Daily Class shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

24

Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

■	You generally buy Daily Class shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Daily Class shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Daily Class shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Daily Class shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

25

Buying, Selling and Exchanging Shares

Systematic Exchanges

You may buy Daily Class shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

26

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

27

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

28

Distributions and Taxes

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

29

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Tax-Exempt Reserves – Daily Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income	0.0287		0.0116		0.0191		0.0065	0.0028	0.0063
Less Distributions Declared to Shareholders
From net investment income	(0.0287)		(0.0116)		(0.0191)		(0.0065)	(0.0028)	(0.0063)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	2.90%		1.16	%(d)	1.93%		0.65%	0.28%	0.64%
Ratios to Average Net Assets/Supplemental Data
Expenses	0.80	%(e)	0.80	%(e)(f)	0.80	%(e)	0.80%	0.78%	0.80%
Net investment income	2.86	%(e)	2.76	%(e)(f)	1.88	%(e)	0.63%	0.26%	0.53%
Waiver/reimbursement	0.06%		0.07	%(f)	0.07%		0.08%	0.11%	0.08%
Net assets, end of period (000’s)	$29,191		$26,833		$28,871		$36,441	$49,784	$64,516

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

30

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Daily Class shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Tax-Exempt Reserves – Daily Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.80%	4.20%	$10,420.00	$81.68
2	10.25%	0.80%	8.58%	$10,857.64	$85.11
3	15.76%	0.86%	13.07%	$11,307.15	$95.31
4	21.55%	0.86%	17.75%	$11,775.26	$99.25
5	27.63%	0.86%	22.63%	$12,262.76	$103.36
6	34.01%	0.86%	27.70%	$12,770.44	$107.64
7	40.71%	0.86%	32.99%	$13,299.13	$112.10
8	47.75%	0.86%	38.50%	$13,849.72	$116.74
9	55.13%	0.86%	44.23%	$14,423.09	$121.57
10	62.89%	0.86%	50.20%	$15,020.21	$126.61
Total Gain After Fees and Expenses				$5,020.21
Total Annual Fees and Expenses Paid					$1,049.37

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

31

Notes

32

Notes

33

Notes

34

Columbia Tax-Exempt Reserves

For More Information

You’ll find more information about Columbia Tax-Exempt Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Tax-Exempt Reserves Daily Class Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138835-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Tax-Exempt Reserves G-Trust Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Tax-Exempt Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Fund’s G-Trust shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management

Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Tax-Exempt Reserves

FUNDimensions™
Columbia Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	G-Trust: CXGXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Tax-exempt pass-through certificates risk Interest rate risk Credit risk Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

   Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

   Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia Tax-Exempt Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■	Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated

6

Columbia Tax-Exempt Reserves

revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations.

General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s G-Trust shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.66%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.86%
Worst:	1st quarter 2006:	0.72%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
G-Trust Shares	3.31%	3.26%

(a)	The inception date of the Fund’s G-Trust shares is November 21, 2005.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to G-Trust shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

G-Trust Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

G-Trust Shares
Management fees(a)	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.26%
Fee waivers and/or reimbursements	(0.06%)
Total net expenses(b)	0.20%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in G-Trust shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
G-Trust Shares	$20	$71	$134	$319

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Tax-Exempt Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

15

Management of the Fund

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About G-Trust Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: G-Trust shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the G-Trust shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

G-Trust Shares(a)
Eligible Investors and Minimum Initial Investments(b)	The minimum initial investment amount for an existing shareholder opening a new G-Trust shares account is $2,500.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)

G-Trust shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing G-Trust shareholders and investors purchasing through exchanges of G-Trust shares of other Columbia Funds. See Buying, Selling and Exchanging Shares  – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents	include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About G-Trust Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

18

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for G-Trust shares of Fund at the following times each business day (unless the Fund closes early):

■	12:00 noon Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

19

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

20

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

21

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

22

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, G-Trust shares are generally closed to new investors, and are available for purchase only to the Fund’s existing G-Trust shareholders and investors purchasing through exchanges of G-Trust shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in G-Trust shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing G-Trust shareholder opening a new G-Trust shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for G-Trust shares.

Wire Purchases

You may buy G-Trust shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy G-Trust shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy G-Trust shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your G-Trust shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell G-Trust shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Other Redemption Rules You Should Know

■	If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within

23

Buying, Selling and Exchanging Shares

three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

24

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

25

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

26

Distributions and Taxes

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

27

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Tax-Exempt Reserves – G-Trust Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations
Net investment income	0.0347	0.0141		0.0104
Less Distributions Declared to Shareholders
From net investment income	(0.0347)	(0.0141)		(0.0104)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total Return(c)(d)	3.52%	1.42	%(e)	1.04	%(e)
Ratios to Average Net Assets/Supplemental Data
Expenses(f)	0.20%	0.20	%(g)	0.20	%(g)
Net investment income(f)	3.46%	3.36	%(g)	2.90	%(g)
Waiver/reimbursement	0.06%	0.07	%(g)	0.07	%(g)
Net assets, end of period (000’s)	$681,696	$721,252		$802,458

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Columbia Tax-Exempt Reserves G-Trust shares commenced operations on November 21, 2005.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Annualized.

28

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in G-Trust shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Tax-Exempt Reserves – G-Trust Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.20%	9.83%	$10,983.04	$21.46
3	15.76%	0.26%	15.04%	$11,503.64	$29.23
4	21.55%	0.26%	20.49%	$12,048.91	$30.62
5	27.63%	0.26%	26.20%	$12,620.03	$32.07
6	34.01%	0.26%	32.18%	$13,218.22	$33.59
7	40.71%	0.26%	38.45%	$13,844.76	$35.18
8	47.75%	0.26%	45.01%	$14,501.00	$36.85
9	55.13%	0.26%	51.88%	$15,188.35	$38.60
10	62.89%	0.26%	59.08%	$15,908.28	$40.43
Total Gain After Fees and Expenses				$5,908.28
Total Annual Fees and Expenses Paid					$318.51

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

29

Notes

30

Columbia Tax-Exempt Reserves

For More Information

You’ll find more information about Columbia Tax-Exempt Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Tax-Exempt Reserves G-Trust Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138627-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Tax-Exempt Reserves Retail A Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Tax-Exempt Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Retail A shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

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FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

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Columbia Tax-Exempt Reserves

FUNDimensions™
Columbia Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Retail A: CRAXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Tax-exempt pass-through certificates risk Interest rate risk Credit risk Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

   Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

   Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

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Columbia Tax-Exempt Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are

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Columbia Tax-Exempt Reserves

backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

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Columbia Tax-Exempt Reserves

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.59%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.84%
Worst:	1st quarter 2006:	0.69%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■   management of fund holdings,

■   market conditions,

■   fund expenses, and

■   flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Retail A Shares	3.22%	3.17%

(a)	The inception date of the Fund’s Retail A shares is November 21, 2005.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Retail A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Retail A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Retail A Shares
Management fees(a)	0.25%
Distribution and service fees	0.09%
Other expenses	0.01%
Total annual Fund operating expenses	0.35%
Fee waivers and/or reimbursements	(0.06)%
Total net expenses(b)	0.29%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Retail A shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Retail A Shares	$30	$100	$184	$431

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia Tax-Exempt Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

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Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2008, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

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Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

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Management of the Fund

Other	Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

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Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

15

Management of the Fund

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About Retail A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Retail A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Retail A shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Retail A Shares(a)
Eligible Investors and Minimum Initial Investments(b)	The minimum initial investment amount for an existing shareholder opening a new Retail A shares account is $2,500.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)

Retail A shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About Retail A Shares

Service Fees

Pursuant to the shareholder servicing plan for Retail A shares adopted by the Board, the Fund pays the Distributor and/or eligible selling and/or servicing agents a service fee that is intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. This fee is calculated daily and paid periodically. Because the fee is paid out of the Fund’s assets on an ongoing basis, it will increase the cost of your investment over time.

The table below shows the maximum annual shareholder servicing fee (as an annual % of average daily net assets) applicable to the Fund’s Retail A shares:

Service Fee

Retail A Shares	0.09%

The Fund will pay this fee to the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder servicing plan for Retail A shares continues. Columbia Funds may reduce or discontinue payments at any time.

18

About Retail A Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Retail A shares of Fund at the following times each business day (unless the Fund closes early):

■	12:00 noon Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by via the telephone in any 30-day period if you qualify for telephone orders.

21

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

22

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

23

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, Retail A shares are generally closed to new investors, and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in Retail A shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing Retail A shareholder opening a new Retail A shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for Retail A shares.

Wire Purchases

You may buy Retail A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Retail A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Retail A shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Retail A shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Retail A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

24

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

25

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

26

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

27

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

28

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Tax-Exempt Reserves – Retail A Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations
Net investment income	0.0338	0.0137		0.0101
Less Distributions Declared to Shareholders
From net investment income	(0.0338)	(0.0137)		(0.0101)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total Return(c)(d)	3.43%	1.38	%(e)	1.01	%(e)
Ratios to Average Net Assets/ Supplemental Data
Expenses(f)	0.29%	0.29	%(g)	0.29	%(g)
Net investment income(f)	3.38%	3.28	%(g)	2.81	%(g)
Waiver/reimbursement	0.06%	0.07	%(g)	0.07	%(g)
Net assets, end of period (000’s)	$16,748	$18,503		$19,200

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Columbia Tax-Exempt Reserves Retail A shares commenced operations on November 21, 2005.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

29

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Retail A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Tax-Exempt Reserves – Retail A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.29%	4.71%	$10,471.00	$29.68
2	10.25%	0.29%	9.64%	$10,964.18	$31.08
3	15.76%	0.35%	14.74%	$11,474.02	$39.27
4	21.55%	0.35%	20.08%	$12,007.56	$41.09
5	27.63%	0.35%	25.66%	$12,565.91	$43.00
6	34.01%	0.35%	31.50%	$13,150.23	$45.00
7	40.71%	0.35%	37.62%	$13,761.71	$47.10
8	47.75%	0.35%	44.02%	$14,401.63	$49.29
9	55.13%	0.35%	50.71%	$15,071.31	$51.58
10	62.89%	0.35%	57.72%	$15,772.12	$53.98
Total Gain After Fees and Expenses				$5,772.12
Total Annual Fees and Expenses Paid					$431.07

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

30

Columbia Tax-Exempt Reserves

For More Information

You’ll find more information about Columbia Tax-Exempt Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Tax-Exempt Reserves Retail A Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138628-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Treasury Reserves

Class A Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Treasury Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class A shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Treasury Reserves

FUNDimensions™
Columbia Treasury Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Class A: NTSXX
Principal Risks:

Investment strategy risk
Market risk
Money Market Fund risk Changing distribution levels risk Interest rate risk
Credit risk
U.S. government obligations risk Repurchase agreements risk

Reverse repurchase agreements risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

   Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

   Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

The Fund purchases only first-tier securities, which primarily include U.S. Treasury obligations, repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations, and obligations whose principal and interest are backed by the U.S. Government, and may include other first-tier securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Treasury Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed

6

Columbia Treasury Reserves

by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Reverse Repurchase Agreements Risk – Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Treasury Reserves

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.42%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	1.18%
Worst:	2nd quarter 2004:	0.10%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Class A Shares	4.40%	1.90%

(a)	The inception date of the Fund’s Class A shares is May 13, 2002.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See About Class A Shares – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares
Management fees(a)	0.25%
Distribution, service and shareholder administration fees	0.45%
Other expenses	0.01%
Total annual Fund operating expenses	0.71%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.65%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A shares of the Fund,

■	you redeem all of your shares of the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$66	$221	$389	$877

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Treasury Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

15

Management of the Fund

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class A Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500, and Class A shares are available to the general public for investment.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Distribution and Service Fees	0.10% distribution fee and 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About Class A Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Class A shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	0.10%	0.25%	0.35%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

18

About Class A Shares

Shareholder Administration Fees

Pursuant to the shareholder administration plan for Class A shares adopted by the Board, the Fund pays the Advisor, the Distributor and/or eligible selling and/or servicing agents a shareholder administration fee in addition to the fees it pays the Administrator for overseeing the administrative operations of the Fund. These fees are calculated monthly and are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual shareholder administration fee (as an annual % of average daily net assets) applicable to the Fund’s Class A shares:

Shareholder Administration Fee

Class A Shares	0.10%

The Fund will pay these fees to the Advisor, the Distributor and/or to eligible selling and/or servicing agents, for as long as the shareholder administration plan for Class A shares continues. Columbia Funds may reduce or discontinue payments at any time.

19

About Class A Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Class A shares of the Fund at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

22

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year. Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

23

Buying, Selling and Exchanging Shares

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

24

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Class A shares are available to the general public for investment. Once you have opened an account, you can buy Class A shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Class A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Class A shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

25

Buying, Selling and Exchanging Shares

Wire Redemptions

You may request that your Class A shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check, or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in

26

Buying, Selling and Exchanging Shares

Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are generally made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.
■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

27

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

28

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

29

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

30

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Treasury Reserves – Class A Shares

	Year Ended August 31, 2007(a)	Period Ended August 31, 2006(b)		Year Ended March 31, 2006(c)	Year Ended March 31, 2005	Year Ended March 31, 2004	Period Ended March 31, 2003(d)(e)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0458	0.0184		0.0300	0.0099	0.0048	0.0107
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0458)	(0.0184)		(0.0300)	(0.0099)	(0.0048)	(0.0107)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(f)(g)	4.67%	1.85	%(h)	3.04%	1.00%	0.48%	1.07	%(h)
Ratios to Average Net Assets/Supplemental Data
Expenses(i)	0.65%	0.65	%(j)	0.65%	0.65%	0.65%	0.65	%(j)
Net Investment Income(i)	4.57%	4.39	%(j)	3.05%	0.95%	0.49%	1.07	%(j)
Waiver/Reimbursement	0.06%	0.06	%(j)	0.06%	0.07%	0.06%	0.06	%(j)
Net Assets, End of Period (000’s)	$647,929	$593,733		$707,503	$632,569	$702,673	$850,729

(a)	On May 30, 2007, Market Class shares were exchanged for Class A shares.

(b)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(c)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(d)

The total return for the period ended March 31, 2003 reflects the historical return information for the Nations Treasury Fund Class A shares, which was reorganized into Nations Treasury Reserves Class A shares on May 10, 2002.

(e)	Columbia Treasury Reserves Class A shares commenced operations on May 13, 2002.

(f)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

31

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Treasury Reserves – Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.65%	4.35%	$10,435.00	$66.41
2	10.25%	0.71%	8.83%	$10,882.66	$75.68
3	15.76%	0.71%	13.50%	$11,349.53	$78.92
4	21.55%	0.71%	18.36%	$11,836.42	$82.31
5	27.63%	0.71%	23.44%	$12,344.20	$85.84
6	34.01%	0.71%	28.74%	$12,873.77	$89.52
7	40.71%	0.71%	34.26%	$13,426.06	$93.36
8	47.75%	0.71%	40.02%	$14,002.03	$97.37
9	55.13%	0.71%	46.03%	$14,602.72	$101.55
10	62.89%	0.71%	52.29%	$15,229.18	$105.90
Total Gain After Fees and Expenses				$5,229.18
Total Annual Fees and Expenses Paid					$876.86
(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

32

Notes

33

Notes

34

Columbia Treasury Reserves

For More Information

You’ll find more information about Columbia Treasury Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Treasury Reserves

Class A Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138629-0108

Prospectus

January 1, 2008

Columbia Funds

Columbia Treasury Reserves Daily Class Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Treasury Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Daily Class shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Treasury Reserves

FUNDimensions™
Columbia Treasury Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Daily Class: NDLXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Repurchase agreements risk

Reverse repurchase agreements risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

   Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

   Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

The Fund purchases only first-tier securities, which primarily include U.S. Treasury obligations, repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations, and obligations whose principal and interest are backed by the U.S. Government, and may include other first-tier securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Treasury Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

   Principal Risks

Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk - The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

Credit Risk - Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or

6

authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Reverse Repurchase Agreements Risk - Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Treasury Reserves

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.31%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.45%
Worst:	2nd quarter 2004:	0.06%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Daily Class Shares	4.24%	1.72%	2.67%

(a)	The inception date of the Fund’s Daily Class shares is April 12, 1999.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Daily Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See About Daily Class Shares – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Daily Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.60%
Other expenses	0.01%
Total annual Fund operating expenses	0.86%
Fee waivers and/or reimbursements	(0.06)%
Total net expenses(b)	0.80%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Daily Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Daily Class Shares	$82	$268	$471	$1,055

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Treasury Reserves

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The fee payable to the Advisor is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.15% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in the Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

13

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

15

Management of the Fund

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

16

About Daily Class Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Daily Class shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Daily Class shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Daily Class Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500. Daily Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services).
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Distribution and Service Fees	0.35% distribution fee and 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

17

About Daily Class Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Daily Class shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Daily Class	0.35%	0.25%	0.60%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

18

About Daily Class Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Daily Class shares of the Fund at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value the assets of the Fund.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

■

If your order for Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

21

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment

22

Buying, Selling and Exchanging Shares

Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

23

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Daily Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Daily Class shares are primarily intended for use in connection with specific Cash Management Services programs. Daily Class shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Daily Class shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Daily Class shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Daily Class shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Daily Class shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Daily Class shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

24

Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

■	You generally buy Daily Class shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Daily Class shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Daily Class shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Daily Class shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of the Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You

25

Buying, Selling and Exchanging Shares

should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Daily Class shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

26

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Fund does not expect to have material amounts of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Fund does not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

27

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

28

Distributions and Taxes

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

29

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Treasury Reserves – Daily Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0443	0.0177		0.0285	0.0085	0.0033	0.0090
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0443)	(0.0177)		(0.0285)	(0.0085)	(0.0033)	(0.0090)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	4.52%	1.79	%(d)	2.88%	0.85%	0.33%	0.91%
Ratios to Average Net Assets/ Supplemental Data
Expenses(e)	0.80%	0.80	%(f)	0.80%	0.80%	0.80%	0.80%
Net Investment Income(e)	4.42%	4.24	%(f)	3.06%	0.83%	0.34%	0.92%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net Assets, End of Period (000’s)	$882,296	$648,576		$710,078	$256,064	$291,341	$1,159,050

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Annualized.

30

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Daily Class shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Treasury Reserves – Daily Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.80%	4.20%	$10,420.00	$81.68
2	10.25%	0.86%	8.51%	$10,851.39	$91.47
3	15.76%	0.86%	13.01%	$11,300.64	$95.25
4	21.55%	0.86%	17.68%	$11,768.48	$99.20
5	27.63%	0.86%	22.56%	$12,255.70	$103.30
6	34.01%	0.86%	27.63%	$12,763.08	$107.58
7	40.71%	0.86%	32.91%	$13,291.47	$112.03
8	47.75%	0.86%	38.42%	$13,841.74	$116.67
9	55.13%	0.86%	44.15%	$14,414.79	$121.50
10	62.89%	0.86%	50.12%	$15,011.56	$126.53
Total Gain After Fees and Expenses				$5,011.56
Total Annual Fees and Expenses Paid					$1,055.21

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

31

Notes

32

Notes

33

Notes

34

Columbia Treasury Reserves

For More Information

You’ll find more information about Columbia Treasury Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Treasury Reserves Daily Class Shares

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138836-0108

Prospectus

January 1, 2008

Columbia Funds

Adviser Class Shares

■	Columbia Cash Reserves
■	Columbia Money Market Reserves
■	Columbia Treasury Reserves
■	Columbia Government Reserves
■	Columbia Municipal Reserves
■	Columbia Tax-Exempt Reserves
■	Columbia California Tax-Exempt Reserves
■	Columbia New York Tax-Exempt Reserves
■	Columbia Government Plus Reserves
■	Columbia Prime Reserves

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Funds and may be compensated or incented in connection with the sale of Fund shares. The Funds may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about some of the Money Market Funds (each a Fund and together, the Funds) in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Funds in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of each Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information, and

■	fees and expenses.

This summary is followed by other important information, including:

■	a description of the Funds’ additional investment strategies and policies,

■	a discussion of the Funds’ primary service providers, the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a summary of the Funds’ Adviser Class shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Funds, including:

■	how to buy, sell and exchange shares of the Funds, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of each Fund’s financial information, and

■	hypothetical fee and expense data that shows the costs associated with investing in a Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of each Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Funds’ investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Funds are sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Funds’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Funds’ distributor (the Distributor). Columbia Management Services, Inc. is the Funds’ transfer agent (the Transfer Agent).

The Funds, like all mutual funds, are designed to be a part of a broad and diversified investment portfolio and are not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Funds and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions™
Columbia Cash Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Adviser Class: NCRXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

5

Columbia Cash Reserves

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations, and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

6

Columbia Cash Reserves

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue

7

Columbia Cash Reserves

obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Cash Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.76%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.59%
Worst:	2nd quarter 2004:	0.17%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Adviser Class Shares	4.70%	2.18%	3.66%

(a)	The inception date of the Fund’s Adviser Class shares is September 22, 1994.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Adviser Class Shares
Management fees(a)	0.25%
Service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.51%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.45%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Adviser Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Adviser Class Shares	$46	$158	$279	$635

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Money Market Reserves

FUNDimensions™
Columbia Money Market Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Adviser Class: NRAXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

12

Columbia Money Market Reserves

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

13

Columbia Money Market Reserves

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue

14

Columbia Money Market Reserves

obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

15

Columbia Money Market Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.76%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2000:	1.59%
Worst:	2nd quarter 2004:	0.17%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

16

Columbia Money Market Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Adviser Class Shares	4.71%	2.15%	3.33%

(a)	The inception date of the Fund’s Adviser Class shares is July 2, 1998.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

17

Columbia Money Market Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Adviser Class Shares
Management fees(a)	0.25%
Service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.51%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.45%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Adviser Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Adviser Class Shares	$46	$158	$279	$635

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

18

Columbia Treasury Reserves

FUNDimensions™
Columbia Treasury Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Adviser Class: NTRXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Repurchase agreements risk

Reverse repurchase agreements risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

The Fund purchases only first-tier securities, which primarily include U.S. Treasury obligations, repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations, and obligations whose principal and interest are backed by the U.S. Government, and may include other first-tier securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

19

Columbia Treasury Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.

20

Columbia Treasury Reserves

Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Reverse Repurchase Agreements Risk – Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

21

Columbia Treasury Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.58%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.54%
Worst:	2nd quarter 2004:	0.15%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

22

Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Adviser Class Shares	4.61%	2.07%	3.49%

(a)	The inception date of the Fund’s Adviser Class shares is September 22, 1994.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

23

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Adviser Class Shares
Management fees(a)	0.25%
Service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.51%
Fee waivers and/or reimbursements	(0.06%)
Total net expenses(b)	0.45%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Adviser Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Adviser Class Shares	$46	$158	$279	$635

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

24

Columbia Government Reserves

FUNDimensions™
Columbia Government Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Adviser Class: NGRXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, with at least 80% of net assets in U.S. Government obligations.

The Fund purchases only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations and may include other first-tier securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

25

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.

26

Columbia Government Reserves

Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

27

Columbia Government Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.66%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.56%
Worst:	2nd quarter 2004:	0.16%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

28

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Adviser Class Shares	4.64%	2.10%	3.54%

(a)	The inception date of the Fund’s Adviser Class shares is September 22, 1994.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

29

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Adviser Class Shares
Management fees(a)	0.25%
Service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.51%
Fee waivers and/or reimbursements	(0.06%)
Total net expenses(b)	0.45%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Adviser Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Adviser Class Shares	$46	$151	$273	$629

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

30

Columbia Municipal Reserves

FUNDimensions™
Columbia Municipal Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Adviser Class: NMRXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Tax-exempt pass-through certificates risk Interest rate risk Credit risk Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a

31

Columbia Municipal Reserves

suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■	Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the
FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various

32

Columbia Municipal Reserves

public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

33

Columbia Municipal Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.50%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	0.99%
Worst:	3rd quarter 2003:	0.13%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

34

Columbia Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Adviser Class Shares	3.10%	1.54%	2.33%

(a)	The inception date of the Fund’s Adviser Class shares is September 22, 1994.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

35

Columbia Municipal Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Adviser Class Shares
Management fees(a)	0.25%
Service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.51%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.45%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Adviser Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Adviser Class Shares	$46	$158	$279	$635

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

36

Columbia Tax-Exempt Reserves

FUNDimensions™
Columbia Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Adviser Class: NTAXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Tax-exempt pass-through certificates risk Interest rate risk Credit risk Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

37

Columbia Tax-Exempt Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are

38

Columbia Tax-Exempt Reserves

generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

39

Columbia Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.47%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.80%
Worst:	1st quarter 2004:	0.13%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

40

Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Adviser Class Shares	3.05%	1.56%

(a)	The inception date of the Fund’s Adviser Class shares is August 9, 2002.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

41

Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Adviser Class Shares
Management fees(a)	0.25%
Service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.51%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.45%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Adviser Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Adviser Class Shares	$46	$151	$273	$629

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

42

Columbia California Tax-Exempt Reserves

FUNDimensions™
Columbia California Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Adviser Class: NARXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Tax-exempt pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

43

Columbia California Tax-Exempt Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to

44

Columbia California Tax-Exempt Reserves

the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

45

Columbia California Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.43%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	0.86%
Worst:	3rd quarter 2003:	0.12%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

46

Columbia California Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Adviser Class Shares	3.00%	1.47%	2.11%

(a)	The inception date of the Fund’s Adviser Class shares is March 1, 1993.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

47

Columbia California Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Adviser Class Shares
Management fees(a)	0.25%
Service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.51%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.45%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Adviser Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Adviser Class Shares	$46	$158	$279	$635

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

48

Columbia New York Tax-Exempt Reserves

FUNDimensions™
Columbia New York Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Tax-exempt pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of New York.

The Fund also may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

49

Columbia New York Tax-Exempt Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are

50

Columbia New York Tax-Exempt Reserves

subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

51

Columbia New York Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.46%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.80%
Worst:	1st quarter 2006:	0.65%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

52

Columbia New York Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Adviser Class Shares	3.05%	2.69%

(a)	The inception date of the Fund’s Adviser Class shares is April 14, 2005.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

53

Columbia New York Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Adviser Class Shares
Management fees(a)	0.25%
Service fees	0.25%
Other expenses	0.06%
Total annual Fund operating expenses	0.56%
Fee waivers and/or reimbursements	(0.11%	)
Total net expenses(b)	0.45%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Adviser Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Adviser Class Shares	$46	$157	$290	$680

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

54

Columbia Government Plus Reserves

FUNDimensions™
Columbia Government Plus Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Adviser Class: GGCXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk Repurchase agreements risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. These obligations may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow need; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

55

Columbia Government Plus Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.

56

Columbia Government Plus Reserves

Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

57

Columbia Government Plus Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.68%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	1.23%
Worst:	2nd quarter 2004:	0.17%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

58

Columbia Government Plus Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Adviser Class Shares	4.64%	2.35%

(a)

On November 21, 2005, the Galaxy Institutional Government Money Market Fund’s Preferred shares were reorganized into the Fund’s Adviser Class shares. The Galaxy Institutional Government Money Market Fund’s Preferred share class commenced operations on February 28, 2003. For periods prior to November 21, 2005, the performance of the Fund’s Adviser Class shares represents that of the Galaxy Institutional Government Money Market Fund’s Preferred shares.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■   shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■   annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■   management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■   distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■   other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

59

Columbia Government Plus Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Adviser Class Shares
Management fees(a)	0.24%
Service fees	0.25%
Other expenses	0.07%
Total annual Fund operating expenses	0.56%
Fee waivers and/or reimbursements	(0.11%	)
Total net expenses(b)	0.45%

(a)

The Fund pays an investment advisory fee of 0.18% and administrative fee of 0.067% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.18% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.16% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Adviser Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Adviser Class Shares	$46	$157	$290	$680

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

60

Columbia Prime Reserves

FUNDimensions™
Columbia Prime Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Adviser Class: GTHXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk Changing distribution levels risk Interest rate risk

Credit risk

U.S. Government obligations risk Asset-backed securities risk Municipal securities risk Repurchase agreements risk Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks and in U.S. Government obligations, including U.S. Treasury obligations.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

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FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

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■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■	Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations.

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Columbia Prime Reserves

Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

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Columbia Prime Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.81%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	1.26%
Worst:	2nd quarter 2004:	0.18%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Prime Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Adviser Class Shares	4.79%	2.18%	2.34%

(a)

On November 23, 2005, the Galaxy Institutional Money Market Fund’s Preferred shares were reorganized into the Fund’s Adviser Class shares. The Galaxy Institutional Money Market Fund’s Preferred share class commenced operations on March 1, 2001. For periods prior to November 23, 2005, the performance of the Fund’s Adviser Class shares represents the performance of the Galaxy Institutional Money Market Fund’s Preferred shares.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■   shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■   annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■   management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■   distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See About Class A Shares – Distribution and Service Fees for more information.

■   other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Prime Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Adviser Class Shares
Management fees(a)	0.24%
Service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.50%
Fee waivers and/or reimbursements	(0.09%	)
Total net expenses(b)	0.41%

(a)

The Fund pays an investment advisory fee of 0.18% and administrative fee of 0.067% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.18% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.16% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.16%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Adviser Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Adviser Class Shares	$42	$151	$271	$620

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Additional Fund Investment Strategies and Policies

This section describes certain strategies and policies that each Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Funds.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Funds’ Investment Objective and Policies

Each Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

Each Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Funds may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Funds’ portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

Each Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or, if your shares are held through a financial intermediary, contact your intermediary directly.

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Management of the Funds

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Funds and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Funds, determining what securities and other investments the Funds should buy or sell and executing the Funds’ portfolio transactions. Although the Advisor is responsible for the investment management of the Funds, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Funds’ investments.

The Funds pay the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The fee payable to the Advisor is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “management fees.” For the Funds’ most recent fiscal year, the amount of aggregate advisory fees paid to the Advisor by each Fund is shown in the following chart.

Annual Advisory Fee, as a % of Average Daily Net Assets

Columbia Cash Reserves	0.15%
Columbia Money Market Reserves	0.15%
Columbia Treasury Reserves	0.15%
Columbia Government Reserves	0.15%
Columbia Municipal Reserves	0.15%
Columbia Tax-Exempt Reserves	0.15%
Columbia California Tax-Exempt Reserves	0.15%
Columbia New York Tax-Exempt Reserves	0.15%
Columbia Government Plus Reserves	0.18%
Columbia Prime Reserves	0.18%

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement with the Advisor is available in the Funds’ semi-annual reports to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Funds. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Funds’ needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Funds change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Funds to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Funds to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The

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Management of the Funds

Advisor or the Funds would inform the Funds’ shareholders of any actions taken in reliance on this relief. Until the Advisor and the Funds obtain this relief, the Funds will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Funds.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Funds, including the general supervision of the Funds’ operations, coordination of the Funds’ service providers, and the provision of office facilities and related clerical and administrative services.

The Funds pay the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of each Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Funds are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Funds pay the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Funds’ behalf.

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Management of the Funds

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Funds – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Funds for which they are compensated. Bank of America and its affiliates also may provide other services to the Funds and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Funds. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Funds.

Conflicts of interest and limitations that could affect the Funds may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Funds and the sale of their shares;

■	the allocation of, and competition for, investment opportunities among the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Funds invest; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Funds.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Funds and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

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Management of the Funds

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of

72

Management of the Funds

mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

73

About Adviser Class Shares

Description of the Share Class

Share Class Features

The Funds offer one class of shares in this prospectus: Adviser Class shares. The Funds may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Adviser Class shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Funds’ share classes and how to choose among them.

Adviser Class Shares
Eligible Investors and Minimum Initial Investments(a)

Adviser Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services).

The minimum initial investment amount for Adviser Class shares of Prime Reserves is $5,000,000 and is $100,000 for Adviser Class shares of the other Columbia Money Market Funds.

Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Service Fees	0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

74

About Adviser Class Shares

Service Fees

Pursuant to the shareholder servicing plan for Adviser Class shares adopted by the Board, the Funds pay the Distributor and/or eligible selling and/or servicing agents a service fee that is intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors. This fee is calculated daily and paid periodically. Because the fee is paid out of the Funds’ assets on an ongoing basis, it will increase the cost of your investment over time.

The table below shows the maximum annual shareholder servicing fee (as an annual % of average daily net assets) applicable to the Funds’ Adviser Class shares:

Service Fee

Adviser Class Shares	0.25%

The Funds will pay this fee to the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder servicing plan for Adviser Class shares continues. Columbia Funds may reduce or discontinue payments at any time.

75

About Adviser Class Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of each Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Funds.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Funds to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of each Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by each Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Funds or a particular share class over others. See Management of the Funds – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

76

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Adviser Class shares of Funds at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time (Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves).

■	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time (Columbia Government Reserves).

■	12:00 noon Eastern time (Columbia Municipal Reserves and Columbia Tax-Exempt Reserves).

■	11:30 a.m. Eastern time (Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves).

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time (Columbia Government Plus Reserves).

■	9:45 a.m., 11:00 a.m. and 3:00 p.m. Eastern time (Columbia Prime Reserves).

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of a Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Funds.

77

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless a Fund closes early) will be processed as follows:

■

If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia Government Plus Reserves is received by 4:00 p.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia Prime Reserves is received by 3:00 p.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Funds, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

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Buying, Selling and Exchanging Shares

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Funds and their agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828

(institutional investors) for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if a Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Account Balance Penalties

Columbia Funds may sell your Adviser Class shares if the value of your Adviser Class shares account falls below $1,000 (other than as a result of depreciation of share value). Alternatively, your Adviser Class shares account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Funds from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Funds’ performance.

79

Buying, Selling and Exchanging Shares

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Funds have no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

80

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Adviser Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Adviser Class shares are primarily intended for use in connection with specific Cash Management Services programs, including those designed for certain sweep account customers of Bank of America. Adviser Class Shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Adviser Class shares of Prime Reserves is $5,000,000 and is $100,000 for Adviser Class shares of the other Columbia Money Market Funds. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to buy or hold Adviser Class shares.

Minimum Additional Investments

There is no minimum additional investment for Adviser Class shares.

Wire Purchases

You may buy Adviser Class shares of the Funds by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Funds close early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Adviser Class shares of the Funds by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Adviser Class shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Funds. The Funds don’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Adviser Class shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

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Buying, Selling and Exchanging Shares

Electronic Funds Transfer

You may sell Adviser Class shares of the Funds and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check, or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of a Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

Exchanging Shares

You can generally sell shares of the Funds to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Same Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund. No sales charges or other charges will apply to such an exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Funds intend to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Funds won’t have to pay any federal income tax on undistributed income and gains. The Funds intend to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Funds will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Funds may, however, pay distributions of net investment income more frequently.

Different share classes of the Funds usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Funds generally pay cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

Each Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors). No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of a Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Funds do not expect to have material amounts of unrealized capital gain. If you buy shares of a Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Funds do not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

83

Distributions and Taxes

Taxes and Your Investment

The Funds will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. Each Fund, except Columbia California Tax-Exempt Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves and Columbia Tax-Exempt Reserves, expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Funds.

■

Distributions of the Funds’ ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Funds’ net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long a Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as each Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Funds.

84

Distributions and Taxes

■

Each Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. Your investment in the Funds may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Funds, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

85

Financial Highlights

The financial highlights tables are designed to help you understand how each Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund’s financial statements, are included in each Fund’s annual report. The independent registered public accounting firm’s report and the Funds’ financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Adviser Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0492	0.0196		0.0331	0.0133	0.0075	0.0136
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0492)	(0.0196)		(0.0331)	(0.0133)	(0.0075)	(0.0136)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	5.04%	1.97	%(d)	3.36%	1.34%	0.76%	1.37%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses Before Interest Expense(e)	0.45%	0.45	%(f)	0.45%	0.45%	0.45%	0.45%
Interest Expense	—	—		—	—	—	— (g)
Total Net Expenses(e)	0.45%	0.45	%(f)	0.45%	0.45%	0.45%	0.45%
Net Investment Income(e)	4.92%	4.68	%(f)	3.36%	1.33%	0.76%	1.37%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.07%	0.07%	0.06%	0.06%
Net Assets, End of Period (000’s)	$18,357,646	$15,815,912		$14,216,339	$11,085,234	$12,093,316	$6,834,801

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	Rounds to less than 0.01%.

86

Financial Highlights

Columbia Money Market Reserves – Adviser Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0493	0.0196		0.0332	0.0132	0.0073	0.0129
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0493)	(0.0196)		(0.0332)	(0.0132)	(0.0073)	(0.0129)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	5.04%	1.98	%(d)	3.37%	1.32%	0.73%	1.31%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses Before Interest Expense(e)	0.45%	0.45	%(f)	0.45%	0.45%	0.45%	0.45%
Interest Expense	—	—		—	—	—	— (g)
Total Net Expenses(e)	0.45%	0.45	%(f)	0.45%	0.45%	0.45%	0.45%
Net Investment Income(e)	4.93%	4.69	%(f)	3.47%	1.34%	0.73%	1.29%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net Assets, End of Period (000’s)	$7,933,658	$5,666,480		$4,730,117	$1,740,828	$1,791,613	$640,364

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	Rounds to less than 0.01%.

87

Financial Highlights

Columbia Treasury Reserves – Adviser Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0478	0.0192		0.0320	0.0119	0.0068	0.0126
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0478)	(0.0192)		(0.0320)	(0.0119)	(0.0068)	(0.0126)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	4.88%	1.93	%(d)	3.24%	1.20%	0.68%	1.26%
Ratios to Average Net Assets/Supplemental Data
Expenses(e)	0.45%	0.45	%(f)	0.45%	0.45%	0.45%	0.45%
Net Investment Income(e)	4.77%	4.58	%(f)	3.30%	1.20%	0.69%	1.27%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net Assets, End of Period (000’s)	$9,062,032	$7,525,633		$7,418,032	$4,608,621	$4,019,140	$2,723,279

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

88

Financial Highlights

Columbia Government Reserves – Adviser Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0483	0.0194		0.0323	0.0127	0.0070	0.0126
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0483)	(0.0194)		(0.0323)	(0.0127)	(0.0070)	(0.0126)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	4.94%	1.95	%(d)	3.28%	1.28%	0.70%	1.27%
Ratios to Average Net Assets/ Supplemental Data
Expenses(e)	0.45%	0.45	%(f)	0.45%	0.45%	0.45%	0.45%
Net Investment Income(e)	4.83%	4.64	%(f)	3.28%	1.23%	0.71%	1.23%
Waiver/Reimbursement	0.06%	0.07	%(f)	0.07%	0.07%	0.06%	0.07%
Net Assets, End of Period (000’s)	$1,378,942	$1,119,732		$1,026,932	$804,271	$1,104,735	$586,412

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

89

Financial Highlights

Columbia Municipal Reserves – Adviser Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0326		0.0133		0.0231		0.0103	0.0064	0.0103
Less Distributions Declared to Shareholders
From Net Investment Income	(0.326)		(0.0133)		(0.0231)		(0.0103)	(0.0064)	(0.0103)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	3.31%		1.33	%(d)	2.33%		1.03%	0.64%	1.03%
Ratios to Average Net Assets/Supplemental Data
Expenses	0.45	%(e)	0.45	%(e)(f)	0.45	%(e)	0.45%	0.45%	0.45%
Net Investment Income	3.26	%(e)	3.16	%(e)(f)	2.33	%(e)	1.01%	0.63%	0.98%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.08%
Net Assets, End of Period (000’s)	$912,798		$661,680		$527,961		$474,653	$506,550	$284,866

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

90

Financial Highlights

Columbia Tax-Exempt Reserves – Adviser Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Period Ended March 31, 2003(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0322		0.0131		0.0226		0.0100	0.0061	0.0060
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0322)		(0.0131)		(0.0226)		(0.0100)	(0.0061)	(0.0060)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(c)(d)	3.27%		1.31	%(e)	2.28%		1.00%	0.61%	0.60	%(e)
Ratios to Average Net Assets/ Supplemental Data
Expenses	0.45	%(f)	0.45	%(f)(g)	0.45	%(f)	0.45%	0.45%	0.45	%(g)
Net Investment Income	3.23	%(f)	3.13	%(f)(g)	2.29	%(f)	0.98%	0.59%	0.88	%(g)
Waiver/Reimbursement	0.06%		0.07	%(g)	0.07%		0.08%	0.07%	0.08	%(g)
Net Assets, End of Period (000’s)	$91,712		$75,079		$20,757		$11,183	$10,264	$9,661

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Columbia Tax-Exempt Reserves Adviser Class shares commenced operations on August 9, 2002.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

91

Financial Highlights

Columbia California Tax-Exempt Reserves – Adviser Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0315		0.0129		0.0225		0.0098	0.0058	0.0091
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0315)		(0.0129)		(0.0225)		(0.0098)	(0.0058)	(0.0091)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	3.19%		1.30	%(d)	2.27%		0.98%	0.59%	0.91%
Ratios to Average Net Assets/ Supplemental Data
Expenses	0.45	%(e)	0.45	%(e)(f)	0.45	%(e)	0.45%	0.45%	0.45%
Net Investment Income	3.15	%(e)	3.08	%(e)(f)	2.19	%(e)	1.01%	0.58%	0.90%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.07%
Net Assets, End of Period (000’s)	$498,926		$376,973		$260,633		$593,136	$475,799	$502,135

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Annualized.

92

Financial Highlights

Columbia New York Tax-Exempt Reserves – Adviser Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Period Ended March 31, 2006(b)		Period Ended August 24, 2003(c)		Period Ended December 22, 2002(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations
Net Investment Income	0.0321		0.0131		0.0220		0.0025		0.0070
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0321)		(0.0131)		(0.0220)		(0.0025)		(0.0070)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(e)(f)	3.25%		1.31	%(g)	2.22	%(g)	0.25	%(g)	0.70	%(g)
Ratios to Average Net Assets/Supplemental Data
Expenses	0.45	%(h)	0.45	%(h)(i)	0.45	%(h)(i)	0.45	%(i)	0.38	%(i)
Net Investment Income	3.20	%(h)	3.11	%(h)(i)	2.44	%(h)(i)	0.68	%(i)	1.02	%(i)
Waiver/Reimbursement	0.11%		0.14	%(i)	0.14	%(i)	0.78	%(i)	0.65	%(i)
Net Assets, End of Period (000’s)	$7,477		$4,695		$3,262		$—		$—

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Columbia New York Tax-Exempt Reserves Adviser Class shares re-commenced operations on April 14, 2005.

(c)	Columbia New York Tax-Exempt Reserves Adviser Class shares re-commenced operations on April 14, 2003 and were fully redeemed on August 24, 2003.

(d)	Columbia New York Tax-Exempt Reserves Adviser Class shares fully redeemed on December 22, 2002.

(e)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(g)	Not annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Annualized.

93

Financial Highlights

Columbia Government Plus Reserves – Adviser Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)(b)		Year Ended October 31, 2005	Year Ended October 31, 2004(c)	Year Ended October 31, 2003(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.049		0.035		0.024	0.008	0.005
Less Distributions Declared to Shareholders
From Net Investment Income	(0.049)		(0.035)		(0.024)	(0.008)	(0.005)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(e)(f)	4.96%		3.59	%(g)	2.47%	0.82%	0.51	%(g)
Ratios to Average Net Assets/Supplemental Data
Expenses	0.45	%(h)	0.45	%(h)(i)	0.45%	0.43%	0.43	%(i)
Net Investment Income	4.85	%(h)	4.17	%(h)(i)	2.37%	0.80%	0.79	%(i)
Waiver/Reimbursement	0.13%		0.13	%(i)	0.12%	0.13%	0.13	%(i)
Net Assets, End of Period (000’s)	$2,001		$8,256		$18,213	$13,439	$57,353

(a)	The Fund changed its fiscal year end from October 31 to August 31. The period is from November 1, 2005 through August 31, 2006.

(b)	Effective on November 21, 2005, Preferred shares were exchanged for Adviser Class shares.

(c)	Effective February 28, 2004, Class III shares were renamed Preferred shares.

(d)	The Fund began offering Adviser Class shares on February 28, 2003.

(e)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

94

Financial Highlights

Columbia Prime Reserves – Adviser Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)(b)		Year Ended October 31, 2005	Year Ended October 31, 2004(c)	Year Ended October 31, 2003	Year Ended October 31, 2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.050		0.037		0.025	0.009	0.009	0.015
Less Distributions Declared to Shareholders
From Net Investment Income	(0.050)		(0.037)		(0.025)	(0.009)	(0.009)	(0.015)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(d)(e)	5.10%		3.72	%(f)	2.54%	0.87%	0.90%	1.51%
Ratios to Average Net Assets/Supplemental Data
Expenses	0.41	%(g)	0.41	%(g)(h)	0.43%	0.42%	0.39%	0.45%
Net Investment Income	4.99	%(g)	4.45	%(g)(h)	2.44%	0.86%	0.85%	1.53%
Waiver/Reimbursement	0.11%		0.12	%(h)	0.11%	0.11%	0.14%	0.09%
Net Assets, End of Period (000’s)	$147,514		$170,956		$91,991	$159,185	$157,533	$4,748

(a)	The Fund changed its fiscal year end from October 31 to August 31. The period is from November 1, 2005 through August 31, 2006.

(b)	Effective on November 23, 2005, Preferred shares were exchanged for Adviser Class shares.

(c)	Effective February 28, 2004, Class III shares were renamed Preferred shares.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

95

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Adviser Class shares of each Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which are the same as those stated in the Annual Fund Operating Expense table, are presented in the charts and are net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Adviser Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.45%	4.55%	$10,455.00	$46.02
2	10.25%	0.51%	9.24%	$10,924.43	$54.52
3	15.76%	0.51%	14.15%	$11,414.94	$56.97
4	21.55%	0.51%	19.27%	$11,927.47	$59.52
5	27.63%	0.51%	24.63%	$12,463.01	$62.20
6	34.01%	0.51%	30.23%	$13,022.60	$64.99
7	40.71%	0.51%	36.07%	$13,607.31	$67.91
8	47.75%	0.51%	42.18%	$14,218.28	$70.96
9	55.13%	0.51%	48.57%	$14,856.68	$74.14
10	62.89%	0.51%	55.24%	$15,523.75	$77.47
Total Gain After Fees and Expenses				$5,523.75
Total Annual Fees and Expenses Paid					$634.70

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

96

Hypothetical Fees and Expenses

Columbia Money Market Reserves – Adviser Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.45%	4.55%	$10,455.00	$46.02
2	10.25%	0.51%	9.24%	$10,924.43	$54.52
3	15.76%	0.51%	14.15%	$11,414.94	$56.97
4	21.55%	0.51%	19.27%	$11,927.47	$59.52
5	27.63%	0.51%	24.63%	$12,463.01	$62.20
6	34.01%	0.51%	30.23%	$13,022.60	$64.99
7	40.71%	0.51%	36.07%	$13,607.31	$67.91
8	47.75%	0.51%	42.18%	$14,218.28	$70.96
9	55.13%	0.51%	48.57%	$14,856.68	$74.14
10	62.89%	0.51%	55.24%	$15,523.75	$77.47
Total Gain After Fees and Expenses				$5,523.75
Total Annual Fees and Expenses Paid					$634.70

Columbia Treasury Reserves – Adviser Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.45%	4.55%	$10,455.00	$46.02
2	10.25%	0.51%	9.24%	$10,924.43	$54.52
3	15.76%	0.51%	14.15%	$11,414.94	$56.97
4	21.55%	0.51%	19.27%	$11,927.47	$59.52
5	27.63%	0.51%	24.63%	$12,463.01	$62.20
6	34.01%	0.51%	30.23%	$13,022.60	$64.99
7	40.71%	0.51%	36.07%	$13,607.31	$67.91
8	47.75%	0.51%	42.18%	$14,218.28	$70.96
9	55.13%	0.51%	48.57%	$14,856.68	$74.14
10	62.89%	0.51%	55.24%	$15,523.75	$77.47
Total Gain After Fees and Expenses				$5,523.75
Total Annual Fees and Expenses Paid					$634.70

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

97

Hypothetical Fees and Expenses

Columbia Government Reserves – Adviser Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.45%	4.55%	$10,455.00	$46.02
2	10.25%	0.45%	9.31%	$10,930.70	$48.12
3	15.76%	0.51%	14.21%	$11,421.49	$57.00
4	21.55%	0.51%	19.34%	$11,934.32	$59.56
5	27.63%	0.51%	24.70%	$12,470.17	$62.23
6	34.01%	0.51%	30.30%	$13,030.08	$65.03
7	40.71%	0.51%	36.15%	$13,615.13	$67.95
8	47.75%	0.51%	42.26%	$14,226.45	$71.00
9	55.13%	0.51%	48.65%	$14,865.21	$74.18
10	62.89%	0.51%	55.33%	$15,532.66	$77.51
Total Gain After Fees and Expenses				$5,532.66
Total Annual Fees and Expenses Paid					$628.60

Columbia Municipal Reserves – Adviser Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.45%	4.55%	$10,455.00	$46.02
2	10.25%	0.51%	9.24%	$10,924.43	$54.52
3	15.76%	0.51%	14.15%	$11,414.94	$56.97
4	21.55%	0.51%	19.27%	$11,927.47	$59.52
5	27.63%	0.51%	24.63%	$12,463.01	$62.20
6	34.01%	0.51%	30.23%	$13,022.60	$64.99
7	40.71%	0.51%	36.07%	$13,607.31	$67.91
8	47.75%	0.51%	42.18%	$14,218.28	$70.96
9	55.13%	0.51%	48.57%	$14,856.68	$74.14
10	62.89%	0.51%	55.24%	$15,523.75	$77.47
Total Gain After Fees and Expenses				$5,523.75
Total Annual Fees and Expenses Paid					$634.70

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

98

Hypothetical Fees and Expenses

Columbia Tax-Exempt Reserves – Adviser Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.45%	4.55%	$10,455.00	$46.02
2	10.25%	0.45%	9.31%	$10,930.70	$48.12
3	15.76%	0.51%	14.21%	$11,421.49	$57.00
4	21.55%	0.51%	19.34%	$11,934.32	$59.56
5	27.63%	0.51%	24.70%	$12,470.17	$62.23
6	34.01%	0.51%	30.30%	$13,030.08	$65.03
7	40.71%	0.51%	36.15%	$13,615.13	$67.95
8	47.75%	0.51%	42.26%	$14,226.45	$71.00
9	55.13%	0.51%	48.65%	$14,865.21	$74.18
10	62.89%	0.51%	55.33%	$15,532.66	$77.51
Total Gain After Fees and Expenses				$5,532.66
Total Annual Fees and Expenses Paid					$628.60

Columbia California Tax-Exempt Reserves – Adviser Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.45%	4.55%	$10,455.00	$46.02
2	10.25%	0.51%	9.24%	$10,924.43	$54.52
3	15.76%	0.51%	14.15%	$11,414.94	$56.97
4	21.55%	0.51%	19.27%	$11,927.47	$59.52
5	27.63%	0.51%	24.63%	$12,463.01	$62.20
6	34.01%	0.51%	30.23%	$13,022.60	$64.99
7	40.71%	0.51%	36.07%	$13,607.31	$67.91
8	47.75%	0.51%	42.18%	$14,218.28	$70.96
9	55.13%	0.51%	48.57%	$14,856.68	$74.14
10	62.89%	0.51%	55.24%	$15,523.75	$77.47
Total Gain After Fees and Expenses				$5,523.75
Total Annual Fees and Expenses Paid					$634.70

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

99

Hypothetical Fees and Expenses

Columbia New York Tax-Exempt Reserves – Adviser Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.45%	4.55%	$10,455.00	$46.02
2	10.25%	0.45%	9.31%	$10,930.70	$48.12
3	15.76%	0.56%	14.16%	$11,416.03	$62.57
4	21.55%	0.56%	19.23%	$11,922.90	$65.35
5	27.63%	0.56%	24.52%	$12,452.27	$68.25
6	34.01%	0.56%	30.05%	$13,005.15	$71.28
7	40.71%	0.56%	35.83%	$13,582.58	$74.45
8	47.75%	0.56%	41.86%	$14,185.65	$77.75
9	55.13%	0.56%	48.15%	$14,815.49	$81.20
10	62.89%	0.56%	54.73%	$15,473.30	$84.81
Total Gain After Fees and Expenses				$5,473.30
Total Annual Fees and Expenses Paid					$679.80

Columbia Government Plus Reserves – Adviser Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.45%	4.55%	$10,455.00	$46.02
2	10.25%	0.45%	9.31%	$10,930.70	$48.12
3	15.76%	0.56%	14.16%	$11,416.03	$62.57
4	21.55%	0.56%	19.23%	$11,922.90	$65.35
5	27.63%	0.56%	24.52%	$12,452.27	$68.25
6	34.01%	0.56%	30.05%	$13,005.15	$71.28
7	40.71%	0.56%	35.83%	$13,582.58	$74.45
8	47.75%	0.56%	41.86%	$14,185.65	$77.75
9	55.13%	0.56%	48.15%	$14,815.49	$81.20
10	62.89%	0.56%	54.73%	$15,473.30	$84.81
Total Gain After Fees and Expenses				$5,473.30
Total Annual Fees and Expenses Paid					$679.80

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

100

Hypothetical Fees and Expenses

Columbia Prime Reserves – Adviser Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.41%	4.59%	$10,459.00	$41.94
2	10.25%	0.50%	9.30%	$10,929.66	$53.47
3	15.76%	0.50%	14.21%	$11,421.49	$55.88
4	21.55%	0.50%	19.35%	$11,935.46	$58.39
5	27.63%	0.50%	24.73%	$12,472.55	$61.02
6	34.01%	0.50%	30.34%	$13,033.82	$63.77
7	40.71%	0.50%	36.20%	$13,620.34	$66.64
8	47.75%	0.50%	42.33%	$14,233.25	$69.63
9	55.13%	0.50%	48.74%	$14,873.75	$72.77
10	62.89%	0.50%	55.43%	$15,543.07	$76.04
Total Gain After Fees and Expenses				$5,543.07
Total Annual Fees and Expenses Paid					$619.55

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

101

Notes

102

Columbia Money Market Funds

For More Information

You’ll find more information about the Columbia Money Market Funds and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Shareholder Communications with the Board

The Funds’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Funds and their policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Funds (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Funds are series, is 811-09645.

Columbia Money Market Funds

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138837-0108

Prospectus

January 1, 2008

Columbia Funds

Capital Class Shares

■	Columbia Cash Reserves
■	Columbia Money Market Reserves
■	Columbia Treasury Reserves
■	Columbia Government Reserves
■	Columbia Municipal Reserves
■	Columbia Tax-Exempt Reserves
■	Columbia California Tax-Exempt Reserves
■	Columbia New York Tax-Exempt Reserves
■	Columbia Government Plus Reserves
■	Columbia Prime Reserves

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Funds and may be compensated or incented in connection with the sale of Fund shares. The Funds may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about some of the Money Market Funds (each a Fund and together, the Funds) in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Funds in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of each Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information, and

■	fees and expenses.

This summary is followed by other important information, including:

■	a description of the Funds’ additional investment strategies and policies,

■	a discussion of the Funds’ primary service providers, the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Funds’ Capital Class shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Funds, including:

■	how to buy, sell and exchange shares of the Funds, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of each Fund’s financial information, and

■	hypothetical fee and expense data that shows the costs associated with investing in a Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of each Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Funds in the Statement of Additional Information (SAI), which includes more detailed information about the Funds’ investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Funds are sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Funds’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Funds’ distributor (the Distributor). Columbia Management Services, Inc. is the Funds’ transfer agent (the Transfer Agent).

The Funds, like all mutual funds, are designed to be a part of a broad and diversified investment portfolio and are not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Funds and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions™
Columbia Cash Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Capital Class: CPMXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

5

Columbia Cash Reserves

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations, and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

6

Columbia Cash Reserves

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically

7

Columbia Cash Reserves

subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Cash Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.95%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2000:	1.66%
Worst:	2nd quarter 2004:	0.23%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Capital Class Shares	4.96%	2.43%	3.92%

(a)	The inception date of the Fund’s Capital Class shares is October 10, 1990.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Capital Class Shares
Management fees(a)	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.26%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.20%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Capital Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Capital Class Shares	$20	$78	$140	$325

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Money Market Reserves

FUNDimensions™
Columbia Money Market Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Capital Class: NMCXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

12

Columbia Money Market Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

13

Columbia Money Market Reserves

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans.

Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a

14

Columbia Money Market Reserves

shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

15

Columbia Money Market Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.95%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.65%
Worst:	2nd quarter 2004:	0.23%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

16

Columbia Money Market Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Capital Class Shares	4.97%	2.41%	3.89%

(a)	The inception date of the Fund’s Capital Class shares is December 7, 1988.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

17

Columbia Money Market Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Capital Class Shares
Management fees(a)	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.26%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.20%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Capital Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Capital Class Shares	$20	$78	$140	$325

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

18

Columbia Treasury Reserves

FUNDimensions™
Columbia Treasury Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Capital Class: CPLXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Repurchase agreements risk

Reverse repurchase agreements risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

The Fund purchases only first-tier securities, which primarily include U.S. Treasury obligations, repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations, and obligations whose principal and interest are backed by the U.S. Government, and may include other first-tier securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

19

Columbia Treasury Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.

20

Columbia Treasury Reserves

Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Reverse Repurchase Agreements Risk – Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

21

Columbia Treasury Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.77%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.61%
Worst:	2nd quarter 2004:	0.21%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

22

Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Capital Class Shares	4.87%	2.33%	3.75%

(a)	The inception date of the Fund’s Capital Class shares is January 11, 1991.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

23

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Capital Class Shares
Management fees(a)	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.26%
Fee waivers and/or reimbursements	(0.06)%
Total net expenses(b)	0.20%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Capital Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Capital Class Shares	$20	$78	$140	$325

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

24

Columbia Government Reserves

FUNDimensions™
Columbia Government Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Capital Class: CGCXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, with at least 80% of net assets in U.S. Government obligations.

The Fund purchases only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations and may include other first-tier securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

25

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.

26

Columbia Government Reserves

Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

27

Columbia Government Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.85%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.62%
Worst:	2nd quarter 2004:	0.22%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

28

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Capital Class Shares	4.90%	2.35%	3.80%

(a)	The inception date of the Fund’s Capital Class shares is January 17, 1991.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

29

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Capital Class Shares
Management fees(a)	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.26%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.20%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Capital Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Capital Class Shares	$20	$71	$134	$319

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

30

Columbia Municipal Reserves

FUNDimensions™
Columbia Municipal Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Capital Class: CAFXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Tax-exempt pass-through certificates risk Interest rate risk Credit risk Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

31

Columbia Municipal Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

32

Columbia Municipal Reserves

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

33

Columbia Municipal Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.69%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.06%
Worst:	1st quarter 2004:	0.20%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

34

`

Columbia Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Capital Class Shares	3.36%	1.80%	2.58%

(a)	The inception date of the Fund’s Capital Class shares is October 23, 1990.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

35

Columbia Municipal Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Capital Class Shares
Management fees(a)	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.26%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.20%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Capital Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Capital Class Shares	$20	$78	$140	$325

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

36

Columbia Tax-Exempt Reserves

FUNDimensions™
Columbia Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Capital Class: NRCXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Tax-exempt pass-through certificates risk Interest rate risk Credit risk Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

37

Columbia Tax-Exempt Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such

38

Columbia Tax-Exempt Reserves

as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

39

Columbia Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.66%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.86%
Worst:	3rd quarter 2003:	0.19%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

40

Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Capital Class Shares	3.31%	1.80%

(a)	The inception date of the Fund’s Capital Class shares is June 13, 2002.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

41

Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Capital Class Shares
Management fees(a)	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.26%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.20%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Capital Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Capital Class Shares	$20	$71	$134	$319

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

42

Columbia California Tax-Exempt Reserves

FUNDimensions™
Columbia California Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Capital Class: NCAXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Tax-exempt pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

43

Columbia California Tax-Exempt Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

44

Columbia California Tax-Exempt Reserves

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

45

Columbia California Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.62%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.84%
Worst:	3rd quarter 2003:	0.18%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

46

Columbia California Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Capital Class Shares	3.26%	1.72%	1.90%

(a)	The inception date of the Fund’s Capital Class shares is October 3, 2000.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

47

Columbia California Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Capital Class Shares
Management fees(a)	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.26%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.20%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Capital Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Capital Class Shares	$20	$78	$140	$325

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

48

Columbia New York Tax-Exempt Reserves

FUNDimensions™
Columbia New York Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Capital Class: NNYXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Tax-exempt pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of New York.

The Fund also may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

49

Columbia New York Tax-Exempt Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are

50

Columbia New York Tax-Exempt Reserves

subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

51

Columbia New York Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.65%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.86%
Worst:	3rd quarter 2003:	0.20%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

52

Columbia New York Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Capital Class Shares	3.31%	1.77%

(a)	The inception date of the Fund’s Capital Class shares is February 15, 2002.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

53

Columbia New York Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Capital Class Shares
Management fees(a)	0.25%
Other expenses	0.06%
Total annual Fund operating expenses	0.31%
Fee waivers and/or reimbursements	(0.11%)
Total net expenses(b)	0.20%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Capital Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Capital Class Shares	$20	$77	$151	$371

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

54

Columbia Government Plus Reserves

FUNDimensions™
Columbia Government Plus Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Capital Class: GIGXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk Repurchase agreements risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. These obligations may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow need; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

55

Columbia Government Plus Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.

56

Columbia Government Plus Reserves

Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

57

Columbia Government Plus Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.88%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.61%
Worst:	2nd quarter 2004:	0.23%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

58

Columbia Government Plus Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Capital Class Shares	4.90%	2.34%	3.73%

(a)

On November 21, 2005, the Galaxy Institutional Government Money Market Fund’s Institutional shares were reorganized into the Fund’s Capital Class shares. The Galaxy Institutional Government Money Market Fund’s Institutional share class commenced operations on April 15, 1993. For periods prior to November 21, 2005, the performance of the Fund’s Capital Class shares represents that of the Galaxy Institutional Government Money Market Fund’s Institutional shares.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

59

Columbia Government Plus Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Capital Class Shares
Management fees(a)	0.24%
Shareholder administration fees	0.00%
Other expenses	0.07%
Total annual Fund operating expenses	0.31%
Fee waivers and/or reimbursements	(0.11%	)
Total net expenses(b)	0.20%

(a)

The Fund pays an investment advisory fee of 0.18% and administrative fee of 0.067% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.18% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.16% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Capital Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Capital Class Shares	$20	$77	$151	$371

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

60

Columbia Prime Reserves

FUNDimensions™
Columbia Prime Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Capital Class: SIPXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk Changing distribution levels risk Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks and in U.S. Government obligations, including U.S. Treasury obligations.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

61

Columbia Prime Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

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Columbia Prime Reserves

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■	Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations.

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Columbia Prime Reserves

Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

64

Columbia Prime Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 4.00%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2001:	1.61%
Worst:	2nd quarter 2004:	0.24%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Prime Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Capital Class Shares	5.05%	2.43%	3.65%

(a)

On November 23, 2005, the Galaxy Institutional Money Market Fund’s Institutional shares were reorganized into the Fund’s Capital Class shares. The Galaxy Institutional Money Market Fund’s Institutional share class commenced operations on November 5, 1997. For periods prior to November 23, 2005, the performance of the Fund’s Capital Class shares represents that of the Galaxy Institutional Money Market Fund’s Institutional shares.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

66

Columbia Prime Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Capital Class Shares
Management fees(a)	0.24%
Other expenses	0.01%
Total annual Fund operating expenses	0.25%
Fee waivers and/or reimbursements	(0.09%	)
Total net expenses(b)	0.16%

(a)

The Fund pays an investment advisory fee of 0.18% and administrative fee of 0.067% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.18% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.16% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.16%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Capital Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Capital Class Shares	$16	$71	$132	$309

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

67

Additional Fund Investment Strategies and Policies

This section describes certain strategies and policies that each Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Funds.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Funds’ Investment Objective and Policies

Each Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

Each Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Funds may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Funds’ portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

Each Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or, if your shares are held through a financial intermediary, contact your intermediary directly.

68

Management of the Funds

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Funds and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Funds, determining what securities and other investments the Funds should buy or sell and executing the Funds’ portfolio transactions. Although the Advisor is responsible for the investment management of the Funds, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Funds’ investments.

The Funds pay the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The fee payable to the Advisor is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Funds’ most recent fiscal year, the amount of aggregate advisory fees paid to the Advisor by each Fund is shown in the following chart.

Annual Advisory Fee, as a % of Average Daily Net Assets

Columbia Cash Reserves	0.15%
Columbia Money Market Reserves	0.15%
Columbia Treasury Reserves	0.15%
Columbia Government Reserves	0.15%
Columbia Municipal Reserves	0.15%
Columbia Tax-Exempt Reserves	0.15%
Columbia California Tax-Exempt Reserves	0.15%
Columbia New York Tax-Exempt Reserves	0.15%
Columbia Government Plus Reserves	0.18%
Columbia Prime Reserves	0.18%

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement with the Advisor is available in the Funds’ semi-annual reports to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Funds. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Funds’ needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Funds change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Funds to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Funds to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Funds would inform the Funds’ shareholders of any actions taken in reliance on this relief. Until the Advisor and the Funds obtain this relief, the Funds will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Funds.

69

Management of the Funds

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Funds, including the general supervision of the Funds’ operations, coordination of the Funds’ service providers, and the provision of office facilities and related clerical and administrative services.

The Funds pay the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of each Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Funds are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Funds pay the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Funds’ behalf.

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Management of the Funds

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Funds – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Funds for which they are compensated. Bank of America and its affiliates also may provide other services to the Funds and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Funds. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Funds.

Conflicts of interest and limitations that could affect the Funds may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Funds and the sale of their shares;

■	the allocation of, and competition for, investment opportunities among the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Funds invest; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Funds.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Funds and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

71

Management of the Funds

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of

72

Management of the Funds

mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

73

About Capital Class Shares

Description of the Share Class

Share Class Features

The Funds offer one class of shares in this prospectus: Capital Class shares. The Funds may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Capital Class shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Funds’ share classes and how to choose among them.

Capital Class Shares
Eligible Investors and Minimum Initial Investments(a)

Capital Class shares are available to eligible institutions and individuals on a direct basis or through certain financial institutions and intermediaries. Capital Class shares may be offered by Bank of America and its affiliates and certain other financial intermediaries.

The minimum initial investment amount for Capital Class shares of Prime Reserves is $5,000,000 and is $1,000,000 for Capital Class shares of the other Columbia Money Market Funds.

Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

74

About Capital Class Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of each Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Funds.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Funds to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of each Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by each Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Funds or a particular share class over others. See Management of the Funds – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

75

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Capital Class shares of Funds at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time (Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves).

■	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time (Columbia Government Reserves).

■	12:00 noon Eastern time (Columbia Municipal Reserves and Columbia Tax-Exempt Reserves).

■	11:30 a.m. Eastern time (Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves).

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time (Columbia Government Plus Reserves).

■	9:45 a.m., 11:00 a.m. and 3:00 p.m. Eastern time (Columbia Prime Reserves).

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of a Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Funds.

76

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless a Fund closes early) will be processed as follows:

■

If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia Government Plus Reserves is received by 4:00 p.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia Prime Reserves is received by 3:00 p.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock

Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Funds, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

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Buying, Selling and Exchanging Shares

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Funds and their agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if a Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Account Balance Penalties

Columbia Funds may sell your Capital Class shares if the value of your Capital Class shares account falls below $1,000 (other than as a result of depreciation of share value). Alternatively, your Capital Class shares account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Funds from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Funds’ performance.

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Buying, Selling and Exchanging Shares

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Funds have no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

79

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Capital Class shares are available to eligible institutions and individuals on a direct basis or through certain financial institutions and intermediaries. Capital Class shares may be offered by may be offered by Bank of America and its affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Capital Class shares of Prime Reserves is $5,000,000 and is $1,000,000 for Capital Class shares of the other Columbia Money Market Funds. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to buy or hold Capital Class shares.

Minimum Additional Investments

There is no minimum additional investment for Capital Class shares.

Wire Purchases

You may buy Capital Class shares of the Funds by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Funds close early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Capital Class shares of the Funds by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Capital Class shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Funds. The Funds don’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Capital Class shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Capital Class shares of the Funds and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be

80

Buying, Selling and Exchanging Shares

received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of a Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

Exchanging Shares

You can generally sell shares of the Funds to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.
■	The Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Same Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund. No sales charges or other charges will apply to such an exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

81

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Funds intend to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Funds won’t have to pay any federal income tax on undistributed income and gains. The Funds intend to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Funds will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Funds may, however, pay distributions of net investment income more frequently.

Different share classes of the Funds usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Funds generally pay cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

Each Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors). No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of a Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Funds do not expect to have material amounts of unrealized capital gain. If you buy shares of a Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Funds do not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

82

Distributions and Taxes

Taxes and Your Investment

The Funds will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. Each Fund, except Columbia California Tax-Exempt Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves and Columbia Tax-Exempt Reserves, expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Funds.

■

Distributions of the Funds’ ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Funds’ net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long a Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as each Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Funds.

83

Distributions and Taxes

■

Each Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. Your investment in the Funds may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Funds, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

84

Financial Highlights

The financial highlights tables are designed to help you understand how each Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund’s financial statements, are included in each Fund’s annual report. The independent registered public accounting firm’s report and the Funds’ financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Capital Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0517	0.0206		0.0356	0.0158	0.0100	0.0161
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0517)	(0.0206)		(0.0356)	(0.0158)	(0.0100)	(0.0161)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	5.30%	2.08	%(d)	3.62%	1.59%	1.01%	1.63%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses Before Interest Expense(e)	0.20%	0.20	%(f)	0.20%	0.20%	0.20%	0.20%
Interest Expense	—	—		—	—	—	— (g)
Total Net Expenses(e)	0.20%	0.20	%(f)	0.20%	0.20%	0.20%	0.20%
Net Investment Income(e)	5.17%	4.91	%(f)	3.58%	1.53%	1.01%	1.62%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.07%	0.07%	0.06%	0.06%
Net Assets, End of Period (000’s)	$13,992,967	$16,908,924		$17,884,676	$18,286,171	$24,767,958	$33,084,072

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	Rounds to less than 0.01%.

85

Financial Highlights

Columbia Money Market Reserves – Capital Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0518	0.0207		0.0357	0.0157	0.0098	0.0155
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0518)	(0.0207)		(0.0357)	(0.0157)	(0.0098)	(0.0155)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	5.30%	2.08	%(d)	3.63%	1.58%	0.98%	1.56%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses Before Interest Expense(e)	0.20%	0.20	%(f)	0.20%	0.20%	0.20%	0.20%
Interest Expense	—	—		—	—	—	— (g)
Total Net Expenses(e)	0.20%	0.20	%(f)	0.20%	0.20%	0.20%	0.20%
Net Investment Income(e)	5.18%	4.93	%(f)	3.60%	1.50%	0.98%	1.54%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net Assets, End of Period (000’s)	$10,723,924	$6,625,010		$6,401,492	$7,148,040	$9,064,090	$10,092,837

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	Rounds to less than 0.01%.

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Financial Highlights

Columbia Treasury Reserves – Capital Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0503	0.0202		0.0345	0.0144	0.0093	0.0150
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0503)	(0.0202)		(0.0345)	(0.0144)	(0.0093)	(0.0150)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	5.14%	2.04	%(d)	3.50%	1.45%	0.94%	1.51%
Ratios to Average Net Assets/Supplemental Data
Expenses(e)	0.20%	0.20	%(f)	0.20%	0.20%	0.20%	0.20%
Net Investment Income(e)	4.98%	4.83	%(f)	3.51%	1.41%	0.94%	1.52%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net Assets, End of Period (000’s)	$7,331,951	$2,254,712		$2,283,858	$1,570,292	$2,120,480	$2,560,626

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Annualized.

87

Financial Highlights

Columbia Government Reserves – Capital Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0508	0.0204		0.0348	0.0152	0.0095	0.0151
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0508)	(0.0204)		(0.0348)	(0.0152)	(0.0095)	(0.0151)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	5.20%	2.06	%(d)	3.53%	1.53%	0.96%	1.52%
Ratios to Average Net Assets/Supplemental Data
Expenses(e)	0.20%	0.20	%(f)	0.20%	0.20%	0.20%	0.20%
Net Investment Income(e)	5.08%	4.89	%(f)	3.50%	1.51%	0.96%	1.48%
Waiver/Reimbursement	0.06%	0.07	%(f)	0.07%	0.07%	0.06%	0.07%
Net Assets, End of Period (000’s)	$3,287,530	$1,671,184		$1,306,727	$1,132,047	$1,289,052	$1,772,133

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

88

Financial Highlights

Columbia Municipal Reserves – Capital Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0351		0.0143		0.0256		0.0128	0.0089	0.0127
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0351)		(0.0143)		(0.0256)		(0.0128)	(0.0089)	(0.0127)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	3.56%		1.44	%(d)	2.59%		1.28%	0.90%	1.28%
Ratios to Average Net Assets/Supplemental Data
Expenses	0.20	%(e)	0.20	%(e)(f)	0.20	%(e)	0.20%	0.20%	0.20%
Net Investment Income	3.52	%(e)	3.43	%(e)(f)	2.60	%(e)	1.33%	0.88%	1.23%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.08%
Net Assets, End of Period (000’s)	$4,451,392		$5,245,065		$3,537,820		$3,338,133	$1,988,042	$1,379,684

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Annualized.

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Financial Highlights

Columbia Tax-Exempt Reserves – Capital Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Period Ended March 31, 2003(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0347		0.0141		0.0251		0.0125	0.0086	0.0095
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0347)		(0.0141)		(0.0251)		(0.0125)	(0.0086)	(0.0095)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(c)(d)	3.52%		1.42	%(e)	2.54%		1.26%	0.87%	0.96	%(e)
Ratios to Average Net Assets/ Supplemental Data
Expenses	0.20	%(f)	0.20	%(f)(g)	0.20	%(f)	0.20%	0.20%	0.20	%(g)
Net Investment Income	3.47	%(f)	3.38	%(f)(g)	2.58	%(f)	1.31%	0.84%	1.13	%(g)
Waiver/Reimbursement	0.06%		0.07	%(g)	0.07%		0.08%	0.07%	0.08	%(g)
Net Assets, End of Period (000’s)	$1,877,823		$1,688,338		$975,386		$1,049,210	$542,057	$275,095

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Columbia Tax-Exempt Reserves Capital Class shares commenced operations on June 13, 2002.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Annualized.

90

Financial Highlights

Columbia California Tax-Exempt Reserves – Capital Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0340		0.0139		0.0250		0.0123	0.0083	0.0115
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0340)		(0.0139)		(0.0250)		(0.0123)	(0.0083)	(0.0115)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	3.45%		1.40	%(d)	2.53%		1.24%	0.84%	1.17%
Ratios to Average Net Assets/Supplemental Data
Expenses	0.20	%(e)	0.20	%(e)(f)	0.20	%(e)	0.20%	0.20%	0.20%
Net Investment Income	3.40	%(e)	3.32	%(e)(f)	2.59	%(e)	1.21%	0.83%	1.15%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.07%
Net Assets, End of Period (000’s)	$557,296		$509,181		$431,530		$105,823	$169,317	$172,261

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Annualized.

91

Financial Highlights

Columbia New York Tax-Exempt Reserves – Capital Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0346		0.0141		0.0251		0.0125	0.0090	0.0122
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0346)		(0.0141)		(0.0251)		(0.0125)	(0.0090)	(0.0122)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	3.51%		1.42	%(d)	2.53%		1.26%	0.91%	1.23%
Ratios to Average Net Assets/Supplemental Data
Expenses	0.20	%(e)	0.20	%(e)(f)	0.20	%(e)	0.20%	0.20%	0.13%
Net Investment Income	3.46	%(e)	3.38	%(e)(f)	2.66	%(e)	1.20%	0.93%	1.27%
Waiver/Reimbursement	0.11%		0.14	%(f)	0.14%		0.33%	0.27%	0.65%
Net Assets, End of Period (000’s)	$62,595		$44,563		$24,804		$2,852	$1,862	$9,483

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Annualized.

92

Financial Highlights

Columbia Government Plus Reserves – Capital Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)(b)		Year Ended October 31, 2005	Year Ended October 31, 2004(c)	Year Ended October 31, 2003	Year Ended October 31, 2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.051		0.037		0.027	0.011	0.011	0.017
Less Distributions Declared to Shareholders
From Net Investment Income	(0.051)		(0.037)		(0.027)	(0.011)	(0.011)	(0.017)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(d)(e)	5.22%		3.81	%(f)	2.72%	1.07%	1.07%	1.71%
Ratios to Average Net Assets/ Supplemental Data
Expenses	0.20	%(g)	0.20	%(g)(h)	0.20%	0.19%	0.18%	0.30%
Net Investment Income	5.10	%(g)	4.42	%(g)(h)	2.62%	1.05%	1.04%	1.68%
Waiver/Reimbursement	0.13%		0.12	%(h)	0.11%	0.12%	0.13%	—%
Net Assets, End of period (000’s)	$339,180		$317,986		$431,820	$543,400	$724,417	$369,381

(a)	The Fund changed its fiscal year end from October 31 to August 31. The period is from November 1, 2005 through August 31, 2006.

(b)	Effective November 21, 2005, Institutional shares were exchanged for Capital Class shares.

(c)	Effective February 28, 2004, Class I shares were renamed Institutional shares.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

93

Financial Highlights

Columbia Prime Reserves – Capital Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)(b)		Year Ended October 31, 2005	Year Ended October 31, 2004(c)	Year Ended October 31, 2003	Year Ended October 31, 2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.052		0.039		0.028	0.011	0.011	0.017
Less Distributions Declared to Shareholders
From Net Investment Income	(0.052)		(0.039)		(0.028)	(0.011)	(0.011)	(0.017)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(d)(e)	5.37%		3.94	%(f)	2.80%	1.12%	1.15%	1.72%
Ratios to Average Net Assets/ Supplemental Data
Expenses	0.16	%(g)	0.16	%(g)(h)	0.18%	0.17%	0.14%	0.26%
Net Investment Income	5.24	%(g)	4.75	%(g)(h)	2.69%	1.11%	1.10%	1.72%
Waiver/Reimbursement	0.11%		0.12	%(h)	0.11%	0.11%	0.14%	0.04%
Net assets, End of Period (000’s)	$6,658,268		$4,226,907		$2,094,764	$2,897,846	$3,639,495	$1,239,803

(a)	The Fund changed its fiscal year end from October 31 to August 31. The period is from November 1, 2005 through August 31, 2006.

(b)	Effective on November 23, 2005, Institutional shares were exchanged for Capital Class shares.

(c)	Effective February 28, 2004, Class I shares were renamed Institutional shares.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

94

.

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Capital Class shares of each Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which are the same as those stated in the Annual Fund Operating Expense table, are presented in the charts and are net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Capital Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.26%	9.77%	$10,976.75	$27.89
3	15.76%	0.26%	14.97%	$11,497.05	$29.22
4	21.55%	0.26%	20.42%	$12,042.01	$30.60
5	27.63%	0.26%	26.13%	$12,612.80	$32.05
6	34.01%	0.26%	32.11%	$13,210.65	$33.57
7	40.71%	0.26%	38.37%	$13,836.83	$35.16
8	47.75%	0.26%	44.93%	$14,492.70	$36.83
9	55.13%	0.26%	51.80%	$15,179.65	$38.57
10	62.89%	0.26%	58.99%	$15,899.17	$40.40
Total Gain After Fees and Expenses				$5,899.17
Total Annual Fees and Expenses Paid					$324.77

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

95

Hypothetical Fees and Expenses

Columbia Money Market Reserves – Capital Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.26%	9.77%	$10,976.75	$27.89
3	15.76%	0.26%	14.97%	$11,497.05	$29.22
4	21.55%	0.26%	20.42%	$12,042.01	$30.60
5	27.63%	0.26%	26.13%	$12,612.80	$32.05
6	34.01%	0.26%	32.11%	$13,210.65	$33.57
7	40.71%	0.26%	38.37%	$13,836.83	$35.16
8	47.75%	0.26%	44.93%	$14,492.70	$36.83
9	55.13%	0.26%	51.80%	$15,179.65	$38.57
10	62.89%	0.26%	58.99%	$15,899.17	$40.40
Total Gain After Fees and Expenses				$5,899.17
Total Annual Fees and Expenses Paid					$324.77

Columbia Treasury Reserves – Capital Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.26%	9.77%	$10,976.75	$27.89
3	15.76%	0.26%	14.97%	$11,497.05	$29.22
4	21.55%	0.26%	20.42%	$12,042.01	$30.60
5	27.63%	0.26%	26.13%	$12,612.80	$32.05
6	34.01%	0.26%	32.11%	$13,210.65	$33.57
7	40.71%	0.26%	38.37%	$13,836.83	$35.16
8	47.75%	0.26%	44.93%	$14,492.70	$36.83
9	55.13%	0.26%	51.80%	$15,179.65	$38.57
10	62.89%	0.26%	58.99%	$15,899.17	$40.40
Total Gain After Fees and Expenses				$5,899.17
Total Annual Fees and Expenses Paid					$324.77

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

96

Hypothetical Fees and Expenses

Columbia Government Reserves – Capital Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.20%	9.83%	$10,983.04	$21.46
3	15.76%	0.26%	15.04%	$11,503.64	$29.23
4	21.55%	0.26%	20.49%	$12,048.91	$30.62
5	27.63%	0.26%	26.20%	$12,620.03	$32.07
6	34.01%	0.26%	32.18%	$13,218.22	$33.59
7	40.71%	0.26%	38.45%	$13,844.76	$35.18
8	47.75%	0.26%	45.01%	$14,501.00	$36.85
9	55.13%	0.26%	51.88%	$15,188.35	$38.60
10	62.89%	0.26%	59.08%	$15,908.28	$40.43
Total Gain After Fees and Expenses				$5,908.28
Total Annual Fees and Expenses Paid					$318.51

Columbia Municipal Reserves – Capital Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.26%	9.77%	$10,976.75	$27.89
3	15.76%	0.26%	14.97%	$11,497.05	$29.22
4	21.55%	0.26%	20.42%	$12,042.01	$30.60
5	27.63%	0.26%	26.13%	$12,612.80	$32.05
6	34.01%	0.26%	32.11%	$13,210.65	$33.57
7	40.71%	0.26%	38.37%	$13,836.83	$35.16
8	47.75%	0.26%	44.93%	$14,492.70	$36.83
9	55.13%	0.26%	51.80%	$15,179.65	$38.57
10	62.89%	0.26%	58.99%	$15,899.17	$40.40
Total Gain After Fees and Expenses				$5,899.17
Total Annual Fees and Expenses Paid					$324.77

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

97

Hypothetical Fees and Expenses

Columbia Tax-Exempt Reserves – Capital Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.20%	9.83%	$10,983.04	$21.46
3	15.76%	0.26%	15.04%	$11,503.64	$29.23
4	21.55%	0.26%	20.49%	$12,048.91	$30.62
5	27.63%	0.26%	26.20%	$12,620.03	$32.07
6	34.01%	0.26%	32.18%	$13,218.22	$33.59
7	40.71%	0.26%	38.45%	$13,844.76	$35.18
8	47.75%	0.26%	45.01%	$14,501.00	$36.85
9	55.13%	0.26%	51.88%	$15,188.35	$38.60
10	62.89%	0.26%	59.08%	$15,908.28	$40.43
Total Gain After Fees and Expenses				$5,908.28
Total Annual Fees and Expenses Paid					$318.51

Columbia California Tax-Exempt Reserves – Capital Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.26%	9.77%	$10,976.75	$27.89
3	15.76%	0.26%	14.97%	$11,497.05	$29.22
4	21.55%	0.26%	20.42%	$12,042.01	$30.60
5	27.63%	0.26%	26.13%	$12,612.80	$32.05
6	34.01%	0.26%	32.11%	$13,210.65	$33.57
7	40.71%	0.26%	38.37%	$13,836.83	$35.16
8	47.75%	0.26%	44.93%	$14,492.70	$36.83
9	55.13%	0.26%	51.80%	$15,179.65	$38.57
10	62.89%	0.26%	58.99%	$15,899.17	$40.40
Total Gain After Fees and Expenses				$5,899.17
Total Annual Fees and Expenses Paid					$324.77

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

98

Hypothetical Fees and Expenses

Columbia New York Tax-Exempt Reserves – Capital Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.20%	9.83%	$10,983.04	$21.46
3	15.76%	0.31%	14.98%	$11,498.14	$34.85
4	21.55%	0.31%	20.37%	$12,037.41	$36.48
5	27.63%	0.31%	26.02%	$12,601.96	$38.19
6	34.01%	0.31%	31.93%	$13,192.99	$39.98
7	40.71%	0.31%	38.12%	$13,811.75	$41.86
8	47.75%	0.31%	44.60%	$14,459.52	$43.82
9	55.13%	0.31%	51.38%	$15,137.67	$45.88
10	62.89%	0.31%	58.48%	$15,847.62	$48.03
Total Gain After Fees and Expenses				$5,847.62
Total Annual Fees and Expenses Paid					$371.03

Columbia Government Plus Reserves – Capital Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.20%	9.83%	$10,983.04	$21.46
3	15.76%	0.31%	14.98%	$11,498.14	$34.85
4	21.55%	0.31%	20.37%	$12,037.41	$36.48
5	27.63%	0.31%	26.02%	$12,601.96	$38.19
6	34.01%	0.31%	31.93%	$13,192.99	$39.98
7	40.71%	0.31%	38.12%	$13,811.75	$41.86
8	47.75%	0.31%	44.60%	$14,459.52	$43.82
9	55.13%	0.31%	51.38%	$15,137.67	$45.88
10	62.89%	0.31%	58.48%	$15,847.62	$48.03
Total Gain After Fees and Expenses				$5,847.62
Total Annual Fees and Expenses Paid					$371.03

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

99

Hypothetical Fees and Expenses

Columbia Prime Reserves – Capital Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.16%	4.84%	$10,484.00	$16.39
2	10.25%	0.25%	9.82%	$10,981.99	$26.83
3	15.76%	0.25%	15.04%	$11,503.63	$28.11
4	21.55%	0.25%	20.50%	$12,050.06	$29.44
5	27.63%	0.25%	26.22%	$12,622.43	$30.84
6	34.01%	0.25%	32.22%	$13,222.00	$32.31
7	40.71%	0.25%	38.50%	$13,850.05	$33.84
8	47.75%	0.25%	45.08%	$14,507.92	$35.45
9	55.13%	0.25%	51.97%	$15,197.05	$37.13
10	62.89%	0.25%	59.19%	$15,918.91	$38.89
Total Gain After Fees and Expenses				$5,918.91
Total Annual Fees and Expenses Paid					$309.23

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

100

Notes

101

Notes

102

Columbia Money Market Funds

For More Information

You’ll find more information about the Columbia Money Market Funds and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611 (individual investors) or 800.353.0828 (institutional investors)

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Shareholder Communications with the Board

The Funds’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Funds and their policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Funds (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Funds are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Funds are series, is 811-09645.

Columbia Money Market Funds

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138838-0108

Prospectus

January 1, 2008

Columbia Funds

Institutional Class Shares

■	Columbia Cash Reserves
■	Columbia Money Market Reserves
■	Columbia Treasury Reserves
■	Columbia Government Reserves
■	Columbia Municipal Reserves
■	Columbia Tax-Exempt Reserves
■	Columbia California Tax-Exempt Reserves
■	Columbia New York Tax-Exempt Reserves
■	Columbia Government Plus Reserves
■	Columbia Prime Reserves

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Funds and may be compensated or incented in connection with the sale of Fund shares. The Funds may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about some of the Money Market Funds (each a Fund and together, the Funds) in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Funds in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of each Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information, and

■	fees and expenses.

This summary is followed by other important information, including:

■	a description of the Funds’ additional investment strategies and policies,

■	a discussion of the Funds’ primary service providers, the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Funds’ Institutional Class shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Funds, including:

■	how to buy, sell and exchange shares of the Funds, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of each Fund’s financial information, and

■	hypothetical fee and expense data that shows the costs associated with investing in a Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of each Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Funds’ investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Funds are sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Funds’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Funds’ distributor (the Distributor). Columbia Management Services, Inc. is the Funds’ transfer agent (the Transfer Agent).

The Funds, like all mutual funds, are designed to be a part of a broad and diversified investment portfolio and are not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Funds and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions™
Columbia Cash Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Institutional Class: NCIXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

5

Columbia Cash Reserves

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

6

Columbia Cash Reserves

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue

7

Columbia Cash Reserves

obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Cash Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.92%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	1.43%
Worst:	2nd quarter 2004:	0.22%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■ management of fund holdings,

■ market conditions,

■ fund expenses, and

■ flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Institutional Class Shares	4.92%	2.39%	2.73%

(a)	The inception date of the Fund’s Institutional Class shares is December 7, 2000.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Institutional Class Shares
Management fees(a)	0.25%
Shareholder administration fees	0.04%
Other expenses	0.01%
Total annual Fund operating expenses	0.30%
Fee waivers and/or reimbursements	(0.06%)
Total net expenses(b)	0.24%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Institutional Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class Shares	$25	$90	$163	$375

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Money Market Reserves

FUNDimensions™
Columbia Money Market Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Institutional Class: NRIXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal Securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

12

Columbia Money Market Reserves

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

13

Columbia Money Market Reserves

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a

14

Columbia Money Market Reserves

particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

15

Columbia Money Market Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.92%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	1.42%
Worst:	2nd quarter 2004:	0.22%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

16

Columbia Money Market Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Institutional Class Shares	4.93%	2.37%	2.74%

(a)	The inception date of the Fund’s Institutional Class shares is November 17, 2000.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

17

Columbia Money Market Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Institutional Class Shares
Management fees(a)	0.25%
Shareholder administration fees	0.04%
Other expenses	0.01%
Total annual Fund operating expenses	0.30%
Fee waivers and/or reimbursements	(0.06%)
Total net expenses(b)	0.24%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Institutional Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class Shares	$25	$90	$163	$375

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

18

Columbia Treasury Reserves

FUNDimensions™
Columbia Treasury Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Institutional Class: NTIXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Repurchase agreements risk

Reverse repurchase agreements risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

The Fund purchases only first-tier securities, which primarily include U.S. Treasury obligations, repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations, and obligations whose principal and interest are backed by the U.S. Government, and may include other first-tier securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

19

Columbia Treasury Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

20

Columbia Treasury Reserves

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Reverse Repurchase Agreements Risk – Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

21

Columbia Treasury Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.74%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	1.36%
Worst:	2nd quarter 2004:	0.20%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

22

Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Institutional Class Shares	4.83%	2.29%	2.63%

(a)	The inception date of the Fund’s Institutional Class shares is November 21, 2000.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

23

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Institutional Class Shares
Management fees(a)	0.25%
Shareholder administration fees	0.04%
Other expenses	0.01%
Total annual Fund operating expenses	0.30%
Fee waivers and/or reimbursements	(0.06%)
Total net expenses(b)	0.24%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Institutional Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class Shares	$25	$90	$163	$375

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

24

Columbia Government Reserves

FUNDimensions™
Columbia Government Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Institutional Class: NVIXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, with at least 80% of net assets in U.S. Government obligations.

The Fund purchases only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations and may include other first-tier securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

25

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.

26

Columbia Government Reserves

Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

27

Columbia Government Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.82%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	1.39%
Worst:	2nd quarter 2004:	0.21%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

28

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Institutional Class Shares	4.86%	2.31%	2.67%

(a)	The inception date of the Fund’s Institutional Class shares is November 21, 2000.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

29

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Institutional Class Shares
Management fees(a)	0.25%
Shareholder administration fees	0.04%
Other expenses	0.01%
Total annual Fund operating expenses	0.30%
Fee waivers and/or reimbursements	(0.06%)
Total net expenses(b)	0.24%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Institutional Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class Shares	$25	$84	$156	$369

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

30

Columbia Municipal Reserves

FUNDimensions™
Columbia Municipal Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Institutional Class: NMIXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Tax-exempt pass-through certificates risk Interest rate risk Credit risk Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

31

Columbia Municipal Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

32

Columbia Municipal Reserves

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

33

Columbia Municipal Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.66%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.86%
Worst:	1st quarter 2004:	0.19%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

34

Columbia Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Institutional Class Shares	3.32%	1.76%	1.84%

(a)	The inception date of the Fund’s Institutional Class shares is November 21, 2000.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

35

Columbia Municipal Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Institutional Class Shares
Management fees(a)	0.25%
Shareholder administration fees	0.04%
Other expenses	0.01%
Total annual Fund operating expenses	0.30%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.24%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Institutional Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class Shares	$25	$90	$163	$375

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

36

Columbia Tax-Exempt Reserves

FUNDimensions™
Columbia Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Institutional Class: NEIXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Tax-exempt pass-through certificates risk Interest rate risk Credit risk Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

37

Columbia Tax-Exempt Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such

38

Columbia Tax-Exempt Reserves

as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

39

Columbia Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.63%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.85%
Worst:	3rd quarter 2003:	0.18%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

40

Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Institutional Class Shares	3.27%	1.76%

(a)	The inception date of the Fund’s Institutional Class shares is June 18, 2002.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

41

Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Institutional Class Shares
Management fees(a)	0.25%
Shareholder administration fees	0.04%
Other expenses	0.01%
Total annual Fund operating expenses	0.30%
Fee waivers and/or reimbursements	(0.06%)
Total net expenses(b)	0.24%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Institutional Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class Shares	$25	$84	$156	$369

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

42

Columbia California Tax-Exempt Reserves

FUNDimensions™
Columbia California Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Institutional Class: NCTXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Tax-exempt pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

43

Columbia California Tax-Exempt Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

44

Columbia California Tax-Exempt Reserves

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

45

Columbia California Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.59%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.83%
Worst:	1st quarter 2002:	0.00%**

**	During the 1st quarter of 2002, the Fund’s Institutional Class shares experienced static performance due to a nominal asset level.

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

46

Columbia California Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Institutional Class Shares	3.22%	1.61%	1.51%

(a)

The inception date of the Fund’s Institutional Class shares is March 28, 2001. During the period reflected in the worst quarterly return disclosure, the Fund’s Institutional Class shares experienced static performance due to a nominal asset level.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

47

Columbia California Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Institutional Class Shares
Management fees(a)	0.25%
Shareholder administration fees	0.04%
Other expenses	0.01%
Total annual Fund operating expenses	0.30%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.24%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Institutional Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class Shares	$25	$90	$163	$375

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

48

Columbia New York Tax-Exempt Reserves

FUNDimensions™
Columbia New York Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Institutional Class: NYIXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Tax-exempt pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of New York.

The Fund also may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

49

Columbia New York Tax-Exempt Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value

50

Columbia New York Tax-Exempt Reserves

of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

51

Columbia New York Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.62%

**	The inception date of the Fund’s Institutional Class shares is February 15, 2002. From December 22, 2002 to August 25, 2003 performance could not be calculated for this class due to nominal asset levels.

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.85%
Worst:	1st quarter 2004:	0.21%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

52

Columbia New York Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Institutional Class Shares	3.27%	2.01%

(a)	The inception date of the Fund’s Institutional Class shares is August 25, 2003.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

53

Columbia New York Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Institutional Class Shares
Management fees(a)	0.25%
Shareholder administration fees	0.04%
Other expenses	0.06%
Total annual Fund operating expenses	0.35%
Fee waivers and/or reimbursements	(0.11%	)
Total net expenses(b)	0.24%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Institutional Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class Shares	$25	$90	$174	$421

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

54

Columbia Government Plus Reserves

FUNDimensions™
Columbia Government Plus Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Institutional Class: CVIXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk Repurchase agreements risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. These obligations may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow need; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

55

Columbia Government Plus Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.

56

Columbia Government Plus Reserves

Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

57

Columbia Government Plus Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.85%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	1.28%
Worst:	1st quarter 2006:	1.05%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

58

Columbia Government Plus Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Institutional Class Shares	4.86%	4.77%

(a)	The Fund’s Institutional Class shares commenced operations on November 17, 2005.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

59

Columbia Government Plus Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Institutional Class Shares
Management fees(a)	0.24%
Shareholder administration fees	0.04%
Other expenses	0.07%
Total annual Fund operating expenses	0.35%
Fee waivers and/or reimbursements	(0.11%)
Total net expenses(b)	0.24%

(a)

The Fund pays an investment advisory fee of 0.18% and administrative fee of 0.067% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.18% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.16% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Institutional Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class Shares	$25	$90	$174	$421

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

60

Columbia Prime Reserves

FUNDimensions™
Columbia Prime Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Institutional Class: CRIXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks and in U.S. Government obligations, including U.S. Treasury obligations.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

61

Columbia Prime Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

62

Columbia Prime Reserves

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■	Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations.

63

Columbia Prime Reserves

Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

64

Columbia Prime Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.97%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	1.31%
Worst:	1st quarter 2006:	1.08%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

65

Columbia Prime Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Institutional Class Shares	5.01%	4.94%

(a)	The Fund’s Institutional Class shares commenced operations on November 22, 2005.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (for example, sales charges), and

■  annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

66

Columbia Prime Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Institutional Class Shares
Management fees(a)	0.24%
Shareholder administration fees	0.04%
Other expenses	0.01%
Total annual Fund operating expenses	0.29%
Fee waivers and/or reimbursements	(0.09%	)
Total net expenses(b)	0.20%

(a)

The Fund pays an investment advisory fee of 0.18% and administrative fee of 0.067% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.18% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.16% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.16%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Institutional Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class Shares	$20	$84	$154	$359

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

67

Additional Fund Investment Strategies and Policies

This section describes certain strategies and policies that each Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Funds.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Funds’ Investment Objective and Policies

Each Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

Each Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Funds may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Funds’ portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

Each Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or, if your shares are held through a financial intermediary, contact your intermediary directly.

68

Management of the Funds

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Funds and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Funds, determining what securities and other investments the Funds should buy or sell and executing the Funds’ portfolio transactions. Although the Advisor is responsible for the investment management of the Funds, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Funds’ investments.

The Funds pay the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The fee payable to the Advisor is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Funds’ most recent fiscal year, the amount of aggregate advisory fees paid to the Advisor by each Fund is shown in the following chart.

Annual Advisory Fee,

as a % of Average Daily Net Assets

Columbia Cash Reserves	0.15%
Columbia Money Market Reserves	0.15%
Columbia Treasury Reserves	0.15%
Columbia Government Reserves	0.15%
Columbia Municipal Reserves	0.15%
Columbia Tax-Exempt Reserves	0.15%
Columbia California Tax-Exempt Reserves	0.15%
Columbia New York Tax-Exempt Reserves	0.15%
Columbia Government Plus Reserves	0.18%
Columbia Prime Reserves	0.18%

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement with the Advisor is available in the Funds’ semi-annual reports to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Funds. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Funds’ needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Funds change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Funds to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Funds to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Funds would inform the Funds’ shareholders of any actions taken in reliance on this relief. Until the Advisor and the Funds obtain this relief, the Funds will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Funds.

69

Management of the Funds

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Funds, including the general supervision of the Funds’ operations, coordination of the Funds, service providers, and the provision of office facilities and related clerical and administrative services.

The Funds pay the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of each Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Funds are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect,

wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Funds pay the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Funds’ behalf.

70

Management of the Funds

O ther	Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Funds – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Funds for which they are compensated. Bank of America and its affiliates also may provide other services to the Funds and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Funds. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Funds.

Conflicts of interest and limitations that could affect the Funds may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Funds and the sale of their shares;

■	the allocation of, and competition for, investment opportunities among the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Funds invest; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Funds.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Funds and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

71

Management of the Funds

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

72

Management of the Funds

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

73

About Institutional Class Shares

Description of the Share Class

Share Class Features

The Funds offer one class of shares in this prospectus: Institutional Class shares. The Funds may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Institutional Class shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Funds’ share classes and how to choose among them.

Institutional Class Shares
Eligible Investors and Minimum Initial Investments(a)

Institutional Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services).

The minimum initial investment amount for Institutional Class shares is $750,000.

Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Shareholder Administration Fee	0.04%

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

74

About Institutional Class Shares

Shareholder Administration Fees

Pursuant to the shareholder administration plan for Institutional Class shares adopted by the Board, each Fund pays the Advisor, the Distributor and/or eligible selling and/or servicing agents a shareholder administration fee in addition to the fees it pays the Administrator for overseeing the administrative operations of the Funds. These fees are calculated monthly and are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide. Because the fees are paid out of the Funds’ assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual shareholder administration fee (as an annual % of average daily net assets) applicable to the Funds’ Institutional Class shares:

Shareholder Administration Fee

Institutional Class	0.04%

The Funds will pay these fees to the Advisor, the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder administration plan for Institutional Class shares continues. Columbia Funds may reduce or discontinue payments at any time.

75

About Institutional Class Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of each Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Funds.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Funds to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of each Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by each Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Funds or a particular share class over others. See Management of the Funds – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Institutional Class shares of Funds at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time (Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves).

■	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time (Columbia Government Reserves).

■	12:00 noon Eastern time (Columbia Municipal Reserves and Columbia Tax-Exempt Reserves).

■	11:30 a.m. Eastern time (Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves).

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time (Columbia Government Plus Reserves).

■	9:45 a.m., 11:00 a.m. and 3:00 p.m. Eastern time (Columbia Prime Reserves).

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of a Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Funds.

77

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless a Fund closes early) will be processed as follows:

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If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

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If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia Government Plus Reserves is received by 4:00 p.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia Prime Reserves is received by 3:00 p.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Funds, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) .

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Buying, Selling and Exchanging Shares

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Funds and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611(individual investors) or 800.353.0828 (institutional investors) for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if a Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Account Balance Penalties

Columbia Funds may sell your Institutional Class shares if the value of your Institutional Class shares account falls below $1,000 (other than as a result of depreciation of share value). Alternatively, your Institutional Class shares account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Funds from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Funds’ performance.

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Buying, Selling and Exchanging Shares

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Funds have no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

80

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Institutional Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Institutional Class shares are primarily intended for use in connection with specific Cash Management Services programs, including those designed for certain sweep account customers of Bank of America. Institutional Class Shares may be offered by certain Bank of America affiliates and certain other financial intermediaries, including financial planners and investment advisors.

Minimum Initial Investments

The minimum initial investment for Institutional Class shares is $750,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to buy or hold Institutional Class shares.

Minimum Additional Investments

There is no minimum additional investment for Institutional Class shares.

Wire Purchases

You may buy Institutional Class shares of the Funds by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via

Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Funds close early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Institutional Class shares of the Funds by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Institutional Class shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Funds. The Funds don’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Institutional Class shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

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Buying, Selling and Exchanging Shares

Electronic Funds Transfer

You may sell Institutional Class shares of the Funds and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of a Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

Exchanging Shares

You can generally sell shares of the Funds to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.
■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Same Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund. No sales charges or other charges will apply to such an exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Funds intend to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Funds won’t have to pay any federal income tax on undistributed income and gains. The Funds intend to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Funds will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Funds may, however, pay distributions of net investment income more frequently.

Different share classes of the Funds usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Funds generally pay cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

Each Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) . No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of a Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Funds do not expect to have material amounts of unrealized capital gain. If you buy shares of a Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Funds do not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

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Distributions and Taxes

Taxes and Your Investment

The Funds will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. Each Fund, except Columbia California Tax-Exempt Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves and Columbia Tax-Exempt Reserves, expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

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Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Funds.

■

Distributions of the Funds’ ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Funds’ net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long a Fund has owned the investments that generated them, rather than how long you have owned your shares.

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In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■	Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

As long as each Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of each of the Funds.

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Distributions and Taxes

■

Each Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. Your investment in the Funds may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Funds, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how each Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund’s financial statements, are included in each Fund’s annual report. The independent registered public accounting firm’s report and the Funds’ financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Institutional Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0513	0.0205		0.0352	0.0154	0.0096	0.0158
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0513)	(0.0205)		(0.0352)	(0.0154)	(0.0096)	(0.0158)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	5.25%	2.06	%(d)	3.58%	1.55%	0.97%	1.59%
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses Before Interest Expense(e)	0.24%	0.24	%(f)	0.24%	0.24%	0.24%	0.24%
Interest Expense	—	—		—	—	—	— (g)
Total Net Expenses(e)	0.24%	0.24	%(f)	0.24%	0.24%	0.24%	0.24%
Net Investment Income(e)	5.13%	4.88	%(f)	3.55%	1.52%	0.97%	1.58%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.07%	0.07%	0.06%	0.06%
Net Assets, End of Period (000’s)	$6,919,396	$6,090,241		$5,988,544	$4,869,930	$5,350,799	$4,541,350

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	Rounds to less than 0.01%.

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Financial Highlights

Columbia Money Market Reserves – Institutional Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0514	0.0205		0.0353	0.0153	0.0094	0.0151
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0514)	(0.0205)		(0.0353)	(0.0153)	(0.0094)	(0.0151)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	5.26%	2.07	%(d)	3.59%	1.54%	0.94%	1.52%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses Before Interest Expense(e)	0.24%	0.24	%(f)	0.24%	0.24%	0.24%	0.24%
Interest Expense	—	—		—	—	—	— (g)
Total Net Expenses(e)	0.24%	0.24	%(f)	0.24%	0.24%	0.24%	0.24%
Net Investment Income(e)	5.14%	4.90	%(f)	3.59%	1.59%	0.94%	1.50%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net Assets, End of Period (000’s)	$3,099,546	$2,691,468		$2,361,622	$1,915,745	$937,474	$721,023

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	Rounds to less than 0.01%.

87

Financial Highlights

Columbia Treasury Reserves – Institutional Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0499	0.0201		0.0341	0.0140	0.0089	0.0146
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0499)	(0.0201)		(0.0341)	(0.0140)	(0.0089)	(0.0146)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	5.10%	2.02	%(d)	3.46%	1.41%	0.90%	1.47%
Ratios to Average Net Assets/Supplemental Data
Expenses(e)	0.24%	0.24	%(f)	0.24%	0.24%	0.24%	0.24%
Net Investment Income(e)	4.96%	4.81	%(f)	3.51%	1.42%	0.90%	1.48%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net Assets, End of Period (000’s)	$2,189,669	$1,313,381		$1,036,381	$439,022	$498,188	$538,719

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

88

Financial Highlights

Columbia Government Reserves – Institutional Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0504	0.0202		0.0344	0.0148	0.0091	0.0147
Less Distributions Declared to Shareholders
From Net Investment income	0.0504	(0.0202)		(0.0344)	(0.0148)	(0.0091)	(0.0147)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	5.16%	2.04	%(d)	3.49%	1.49%	0.92%	1.48%
Ratios to Average Net Assets/ Supplemental Data
Expenses(e)	0.24%	0.24	%(f)	0.24%	0.24%	0.24%	0.24%
Net Investment Income(e)	5.04%	4.82	%(f)	3.56%	1.45%	0.92%	1.44%
Waiver/Reimbursement	0.06%	0.07	%(f)	0.07%	0.07%	0.06%	0.07%
Net Assets, End of Period (000’s)	$897,083	$193,420		$186,164	$186,374	$438,059	$81,814

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

89

Financial Highlights

Columbia Municipal Reserves – Institutional Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0347		0.0142		0.0252		0.0124	0.0085	0.0123
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0347)		(0.0142)		(0.0252)		(0.0124)	(0.0085)	(0.0123)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	3.52%		1.42	%(d)	2.55%		1.24%	0.86%	1.24%
Ratios to Average Net Assets/Supplemental Data
Expenses	0.24	%(e)	0.24	%(e)(f)	0.24	%(e)	0.24%	0.24%	0.24%
Net Investment Income	3.47	%(e)	3.38	%(e)(f)	2.49	%(e)	1.33%	0.84%	1.19%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.08%
Net Assets, End of Period (000’s)	$1,048,065		$783,898		$578,505		$871,984	$479,770	$204,206

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	Annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

90

Financial Highlights

Columbia Tax-Exempt Reserves – Institutional Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Period Ended March 31, 2003(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0343		0.0139		0.0247		0.0121	0.0082	0.0090
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0343)		(0.0139)		(0.0247)		(0.0121)	(0.0082)	(0.0090)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(c)(d)	3.48%		1.40	%(e)	2.50%		1.22%	0.82%	0.91	%(e)
Ratios to Average Net Assets/ Supplemental Data
Expenses	0.24	%(f)	0.24	%(f)(g)	0.24	%(f)	0.24%	0.24%	0.24	%(g)
Net Investment Income	3.43	%(f)	3.33	%(f)(g)	2.44	%(f)	1.23%	0.80%	1.09	%(g)
Waiver/Reimbursement	0.06%		0.07	%(g)	0.07%		0.08%	0.07%	0.08	%(g)
Net Assets, End of Period (000’s)	$307,411		$269,865		$123,606		$89,811	$68,512	$23,348

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Columbia Tax-Exempt Reserves Institutional Class shares commenced operations on June 18, 2002.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

91

Financial Highlights

Columbia California Tax-Exempt Reserves – Institutional Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0336		0.0138		0.0246		0.0119	0.0079	0.0106
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0336)		(0.0138)		(0.0246)		(0.0119)	(0.0079)	(0.0106)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	3.41%		1.39	%(d)	2.49%		1.20%	0.80%	1.08%
Ratios to Average Net Assets/ Supplemental Data
Expenses	0.24	%(e)	0.24	%(e)(f)	0.24	%(e)	0.24%	0.24%	0.24%
Net Investment Income	3.34	%(e)	3.28	%(e)(f)	2.63	%(e)	1.16%	0.79%	1.11%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.07%
Net Assets, End of Period (000’s)	$540,951		$688,499		$660,513		$83,596	$126,531	$1,537

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Annualized.

92

Financial Highlights

Columbia New York Tax-Exempt Reserves – Institutional Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Period Ended March 31, 2004(b)		Period Ended December 22, 2002(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations
Net Investment Income	0.0342		0.0140		0.0247		0.0121	0.0050		0.0091
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0342)		(0.0140)		(0.0247)		(0.0121)	(0.0050)		(0.0091)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return(d)(e)	3.47%		1.40	%(f)	2.49%		1.22%	0.50	%(f)	0.91	%(f)
Ratios to Average Net Assets/ Supplemental Data
Expenses	0.24	%(g)	0.24	%(g)(h)	0.24	%(g)	0.24%	0.24	%(h)	0.17	%(h)
Net Investment Income	3.42	%(g)	3.32	%(g)(h)	2.53	%(g)	1.30%	0.89	%(h)	1.23	%(h)
Waiver/Reimbursement	0.11%		0.14	%(h)	0.14%		0.33%	0.29	%(h)	0.65	%(h)
Net Assets, End of Period (000’s)	$223,065		$154,605		$208,614		$74,101	$48,222		$—

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Columbia New York Tax-Exempt Reserves Institutional Class shares re-commenced operations on August 25, 2003.

(c)	Columbia New York Tax-Exempt Reserves Institutional Class shares were fully redeemed on December 22, 2002.

(d)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

93

Financial Highlights

Columbia Government Plus Reserves – Institutional Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.051	0.035
Less Distributions Declared to Shareholders
From Net Investment Income	(0.051)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00
Total Return(c)(d)	5.18%	3.59	%(e)
Ratios to Average Net Assets/Supplemental Data
Expenses(f)	0.24%	0.24	%(g)
Net Investment Income(f)	5.06%	4.37	%(g)
Waiver/Reimbursement	0.13%	0.12	%(g)
Net Assets, End of Period (000’s)	$50,724	$38,695

(a)	The Fund changed its fiscal year end from October 31 to August 31. The period is from November 1, 2005 through August 31, 2006.

(b)	The Fund’s Institutional Class shares commenced operations on November 17, 2005.

(c)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

94

Financial Highlights

Columbia Prime Reserves – Institutional Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.052	0.036
Less Distributions Declared to Shareholders
From Net Investment Income	(0.052)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00
Total Return(c)(d)	5.32%	3.66	%(e)
Ratios to Average Net Assets/Supplemental Data
Expenses(f)	0.20%	0.20	%(g)
Net Investment Income(f)	5.20%	4.73	%(g)
Waiver/Reimbursement	0.11%	0.12	%(g)
Net Assets, End of Period (000’s)	$792,429	$353,269

(a)	The Fund changed its fiscal year end from October 31 to August 31. The period is from November 1, 2005 through August 31, 2006.

(b)	The Fund’s Institutional Class shares commenced operations on November 22, 2005.

(c)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

95

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Institutional Class shares of each Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which are the same as those stated in the Annual Fund Operating Expense table, are presented in the charts and are net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Institutional Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.24%	4.76%	$10,476.00	$24.57
2	10.25%	0.30%	9.68%	$10,968.37	$32.17
3	15.76%	0.30%	14.84%	$11,483.89	$33.68
4	21.55%	0.30%	20.24%	$12,023.63	$35.26
5	27.63%	0.30%	25.89%	$12,588.74	$36.92
6	34.01%	0.30%	31.80%	$13,180.41	$38.65
7	40.71%	0.30%	38.00%	$13,799.89	$40.47
8	47.75%	0.30%	44.48%	$14,448.48	$42.37
9	55.13%	0.30%	51.28%	$15,127.56	$44.36
10	62.89%	0.30%	58.39%	$15,838.56	$46.45
Total Gain After Fees and Expenses				$5,838.56
Total Annual Fees and Expenses Paid					$374.90

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

96

Hypothetical Fees and Expenses

Columbia Money Market Reserves – Institutional Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.24%	4.76%	$10,476.00	$24.57
2	10.25%	0.30%	9.68%	$10,968.37	$32.17
3	15.76%	0.30%	14.84%	$11,483.89	$33.68
4	21.55%	0.30%	20.24%	$12,023.63	$35.26
5	27.63%	0.30%	25.89%	$12,588.74	$36.92
6	34.01%	0.30%	31.80%	$13,180.41	$38.65
7	40.71%	0.30%	38.00%	$13,799.89	$40.47
8	47.75%	0.30%	44.48%	$14,448.48	$42.37
9	55.13%	0.30%	51.28%	$15,127.56	$44.36
10	62.89%	0.30%	58.39%	$15,838.56	$46.45
Total Gain After Fees and Expenses				$5,838.56
Total Annual Fees and Expenses Paid					$374.90

Columbia Treasury Reserves – Institutional Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.24%	4.76%	$10,476.00	$24.57
2	10.25%	0.30%	9.68%	$10,968.37	$32.17
3	15.76%	0.30%	14.84%	$11,483.89	$33.68
4	21.55%	0.30%	20.24%	$12,023.63	$35.26
5	27.63%	0.30%	25.89%	$12,588.74	$36.92
6	34.01%	0.30%	31.80%	$13,180.41	$38.65
7	40.71%	0.30%	38.00%	$13,799.89	$40.47
8	47.75%	0.30%	44.48%	$14,448.48	$42.37
9	55.13%	0.30%	51.28%	$15,127.56	$44.36
10	62.89%	0.30%	58.39%	$15,838.56	$46.45
Total Gain After Fees and Expenses				$5,838.56
Total Annual Fees and Expenses Paid					$374.90

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

97

Hypothetical Fees and Expenses

Columbia Government Reserves – Institutional Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.24%	4.76%	$10,476.00	$24.57
2	10.25%	0.24%	9.75%	$10,974.66	$25.74
3	15.76%	0.30%	14.90%	$11,490.47	$33.70
4	21.55%	0.30%	20.31%	$12,030.52	$35.28
5	27.63%	0.30%	25.96%	$12,595.95	$36.94
6	34.01%	0.30%	31.88%	$13,187.96	$38.68
7	40.71%	0.30%	38.08%	$13,807.80	$40.49
8	47.75%	0.30%	44.57%	$14,456.76	$42.40
9	55.13%	0.30%	51.36%	$15,136.23	$44.39
10	62.89%	0.30%	58.48%	$15,847.63	$46.48
Total Gain After Fees and Expenses				$5,847.63
Total Annual Fees and Expenses Paid					$368.67

Columbia Municipal Reserves – Institutional Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.24%	4.76%	$10,476.00	$24.57
2	10.25%	0.30%	9.68%	$10,968.37	$32.17
3	15.76%	0.30%	14.84%	$11,483.89	$33.68
4	21.55%	0.30%	20.24%	$12,023.63	$35.26
5	27.63%	0.30%	25.89%	$12,588.74	$36.92
6	34.01%	0.30%	31.80%	$13,180.41	$38.65
7	40.71%	0.30%	38.00%	$13,799.89	$40.47
8	47.75%	0.30%	44.48%	$14,448.48	$42.37
9	55.13%	0.30%	51.28%	$15,127.56	$44.36
10	62.89%	0.30%	58.39%	$15,838.56	$46.45
Total Gain After Fees and Expenses				$5,838.56
Total Annual Fees and Expenses Paid					$374.90

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

98

Hypothetical Fees and Expenses

Columbia Tax-Exempt Reserves – Institutional Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.24%	4.76%	$10,476.00	$24.57
2	10.25%	0.24%	9.75%	$10,974.66	$25.74
3	15.76%	0.30%	14.90%	$11,490.47	$33.70
4	21.55%	0.30%	20.31%	$12,030.52	$35.28
5	27.63%	0.30%	25.96%	$12,595.95	$36.94
6	34.01%	0.30%	31.88%	$13,187.96	$38.68
7	40.71%	0.30%	38.08%	$13,807.80	$40.49
8	47.75%	0.30%	44.57%	$14,456.76	$42.40
9	55.13%	0.30%	51.36%	$15,136.23	$44.39
10	62.89%	0.30%	58.48%	$15,847.63	$46.48
Total Gain After Fees and Expenses				$5,847.63
Total Annual Fees and Expenses Paid					$368.67

Columbia California Tax-Exempt Reserves – Institutional Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.24%	4.76%	$10,476.00	$24.57
2	10.25%	0.30%	9.68%	$10,968.37	$32.17
3	15.76%	0.30%	14.84%	$11,483.89	$33.68
4	21.55%	0.30%	20.24%	$12,023.63	$35.26
5	27.63%	0.30%	25.89%	$12,588.74	$36.92
6	34.01%	0.30%	31.80%	$13,180.41	$38.65
7	40.71%	0.30%	38.00%	$13,799.89	$40.47
8	47.75%	0.30%	44.48%	$14,448.48	$42.37
9	55.13%	0.30%	51.28%	$15,127.56	$44.36
10	62.89%	0.30%	58.39%	$15,838.56	$46.45
Total Gain After Fees and Expenses				$5,838.56
Total Annual Fees and Expenses Paid					$374.90

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

99

Hypothetical Fees and Expenses

Columbia New York Tax-Exempt Reserves – Institutional Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.24%	4.76%	$10,476.00	$24.57
2	10.25%	0.24%	9.75%	$10,974.66	$25.74
3	15.76%	0.35%	14.85%	$11,484.98	$39.30
4	21.55%	0.35%	20.19%	$12,019.03	$41.13
5	27.63%	0.35%	25.78%	$12,577.92	$43.04
6	34.01%	0.35%	31.63%	$13,162.79	$45.05
7	40.71%	0.35%	37.75%	$13,774.86	$47.14
8	47.75%	0.35%	44.15%	$14,415.39	$49.33
9	55.13%	0.35%	50.86%	$15,085.70	$51.63
10	62.89%	0.35%	57.87%	$15,787.19	$54.03
Total Gain After Fees and Expenses				$5,787.19
Total Annual Fees and Expenses Paid					$420.96

Columbia Government Plus Reserves – Institutional Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.24%	4.76%	$10,476.00	$24.57
2	10.25%	0.24%	9.75%	$10,974.66	$25.74
3	15.76%	0.35%	14.85%	$11,484.98	$39.30
4	21.55%	0.35%	20.19%	$12,019.03	$41.13
5	27.63%	0.35%	25.78%	$12,577.92	$43.04
6	34.01%	0.35%	31.63%	$13,162.79	$45.05
7	40.71%	0.35%	37.75%	$13,774.86	$47.14
8	47.75%	0.35%	44.15%	$14,415.39	$49.33
9	55.13%	0.35%	50.86%	$15,085.70	$51.63
10	62.89%	0.35%	57.87%	$15,787.19	$54.03
Total Gain After Fees and Expenses				$5,787.19
Total Annual Fees and Expenses Paid					$420.96

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

100

Hypothetical Fees and Expenses

Columbia Prime Reserves – Institutional Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.29%	9.74%	$10,973.61	$31.11
3	15.76%	0.29%	14.90%	$11,490.46	$32.57
4	21.55%	0.29%	20.32%	$12,031.67	$34.11
5	27.63%	0.29%	25.98%	$12,598.36	$35.71
6	34.01%	0.29%	31.92%	$13,191.74	$37.40
7	40.71%	0.29%	38.13%	$13,813.07	$39.16
8	47.75%	0.29%	44.64%	$14,463.67	$41.00
9	55.13%	0.29%	51.45%	$15,144.91	$42.93
10	62.89%	0.29%	58.58%	$15,858.23	$44.95
Total Gain After Fees and Expenses				$5,858.23
Total Annual Fees and Expenses Paid					$359.42

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

101

Notes

102

Columbia Money Market Funds

For More Information

You’ll find more information about the Columbia Money Market Funds and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Shareholder Communications with the Board

The Funds’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Funds and their policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Funds (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Funds are series, is 811-09645.

Columbia Money Market Funds

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138864-0108

Prospectus

January 1, 2008

Columbia Funds

Investor Class Shares

■ Columbia Cash Reserves

■ Columbia Money Market Reserves

■ Columbia Treasury Reserves

■ Columbia Government Reserves

■ Columbia Municipal Reserves

■ Columbia Tax-Exempt Reserves

■ Columbia California Tax-Exempt Reserves

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Funds and may be compensated or incented in connection with the sale of Fund shares. The Funds may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about some of the Money Market Funds (each a Fund and together, the Funds) in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Funds in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of each Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information, and

■	fees and expenses.

This summary is followed by other important information, including:

■	a description of the Funds’ additional investment strategies and policies,

■	a discussion of the Funds’ primary service providers, the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Funds’ Investor Class shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Funds, including:

■	how to buy, sell and exchange shares of the Funds, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of each Fund’s financial information, and

■	hypothetical fee and expense data that shows the costs associated with investing in a Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of each Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Funds’ investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Funds are sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Funds’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Funds’ distributor (the Distributor). Columbia Management Services, Inc. is the Funds’ transfer agent (the Transfer Agent).

The Funds, like all mutual funds, are designed to be a part of a broad and diversified investment portfolio and are not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Funds and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions™
Columbia Cash Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Investor Class: PCMXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

5

Columbia Cash Reserves

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

6

Columbia Cash Reserves

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue

7

Columbia Cash Reserves

obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Cash Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Investor Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.68%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2000:	1.57%
Worst:	2nd quarter 2004:	0.15%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Investor Class Shares	4.60%	2.08%	3.08%

(a)	The inception date of the Fund’s Investor Class shares is April 12, 1999.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Investor Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Investor Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.35%
Other expenses	0.01%
Total annual Fund operating expenses	0.61%
Fee waivers and/or reimbursements	(0.06%)
Total net expenses(b)	0.55%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Investor Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Investor Class Shares	$56	$189	$334	$756

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Money Market Reserves

FUNDimensions™
Columbia Money Market Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Investor Class: NRVXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal Securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

12

Columbia Money Market Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

13

Columbia Money Market Reserves

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans.

Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could

14

Columbia Money Market Reserves

become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

15

Columbia Money Market Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Investor Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.68%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	1.35%
Worst:	2nd quarter 2004:	0.14%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

16

Columbia Money Market Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Investor Class Shares	4.60%	2.05%	2.66%

(a)	The inception date of the Fund’s Investor Class shares is March 3, 2000.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Investor Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

17

Columbia Money Market Reserves

Shareholder Fees (paid directly from your investment)

Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Investor Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.35%
Other expenses	0.01%
Total annual Fund operating expenses	0.61%
Fee waivers and/or reimbursements	(0.06%)
Total net expenses(b)	0.55%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Investor Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Investor Class Shares	$56	$189	$334	$756

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

18

Columbia Treasury Reserves

FUNDimensions™
Columbia Treasury Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Investor Class: PHGXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Repurchase agreements risk

Reverse repurchase agreements risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

The Fund purchases only first-tier securities, which primarily include U.S. Treasury obligations, repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations, and obligations whose principal and interest are backed by the U.S. Government, and may include other first-tier securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

19

Columbia Treasury Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.

20

Columbia Treasury Reserves

Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Reverse Repurchase Agreements Risk – Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

21

Columbia Treasury Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Investor Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.50%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.52%
Worst:	2nd quarter 2004:	0.12%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

22

Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Investor Class Shares	4.50%	1.97%	2.92%

(a)	The inception date of the Fund’s Investor Class shares is April 12, 1999.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Investor Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

23

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Investor Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.35%
Other expenses	0.01%
Total annual Fund operating expenses	0.61%
Fee waivers and/or reimbursements	(0.06%)
Total net expenses(b)	0.55%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Investor Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Investor Class Shares	$56	$189	$334	$756

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

24

Columbia Government Reserves

FUNDimensions™
Columbia Government Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Investor Class: PGHXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, with at least 80% of net assets in U.S. Government obligations.

The Fund purchases only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations and may include other first-tier securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

25

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

26

Columbia Government Reserves

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

27

Columbia Government Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Investor Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.58%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.53%
Worst:	1st quarter 2004:	0.13%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

28

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Investor Class Shares	4.54%	2.00%	2.98%

(a)	The inception date of the Fund’s Investor Class shares is April 12, 1999.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Investor Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

29

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Investor Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.35%
Other expenses	0.01%
Total annual Fund operating expenses	0.61%
Fee waivers and/or reimbursements	(0.06%)
Total net expenses(b)	0.55%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Investor Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Investor Class Shares	$56	$183	$328	$750

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

30

Columbia Municipal Reserves

FUNDimensions™
Columbia Municipal Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Investor Class: PHPXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Tax-exempt pass-through certificates risk Interest rate risk Credit risk Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

31

Columbia Municipal Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

32

Columbia Municipal Reserves

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

33

Columbia Municipal Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Investor Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.43%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	0.97%
Worst:	3rd quarter 2003:	0.11%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

34

Columbia Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Investor Class Shares	3.00%	1.44%	1.98%

(a)	The inception date of the Fund’s Investor Class shares is April 12, 1999.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Investor Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

35

Columbia Municipal Reserves

Shareholder Fees (paid directly from your investment)

Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Investor Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.35%
Other expenses	0.01%
Total annual Fund operating expenses	0.61%
Fee waivers and/or reimbursements	(0.06%)
Total net expenses(b)	0.55%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Investor Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Investor Class Shares	$56	$189	$334	$756

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

36

Columbia Tax-Exempt Reserves

FUNDimensions™
Columbia Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Investor Class: NECXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Tax-exempt pass-through certificates risk Interest rate risk Credit risk Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

37

Columbia Tax-Exempt Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such

38

Columbia Tax-Exempt Reserves

as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

39

Columbia Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Investor Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.39%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	0.97%
Worst:	3rd quarter 2003:	0.10%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

40

Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Investor Class Shares	2.95%	1.40%	2.21%

(a)	The inception date of the Fund’s Investor Class shares is March 7, 1994.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Investor Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

41

Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Investor Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.35%
Other expenses	0.01%
Total annual Fund operating expenses	0.61%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.55%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Investor Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Investor Class Shares	$56	$183	$328	$750

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

42

Columbia California Tax-Exempt Reserves

FUNDimensions™
Columbia California Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Investor Class: CFTXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Tax-exempt pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

43

Columbia California Tax-Exempt Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are

44

Columbia California Tax-Exempt Reserves

subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

45

Columbia California Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Investor Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.35%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	0.83%
Worst:	3rd quarter 2003:	0.09%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

46

Columbia California Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Investor Class Shares	2.90%	1.37%	2.02%

(a)	The inception date of the Fund’s Investor Class shares is December 6, 1989.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Investor Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

47

Columbia California Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Investor Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.35%
Other expenses	0.01%
Total annual Fund operating expenses	0.61%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.55%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Investor Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Investor Class Shares	$56	$189	$334	$756

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

48

Additional Fund Investment Strategies and Policies

This section describes certain strategies and policies that each Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Funds.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Funds’ Investment Objective and Policies

Each Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

Each Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Funds may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

Each Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or, if your shares are held through a financial intermediary, contact your intermediary directly.

49

Management of the Funds

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Funds and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Funds, determining what securities and other investments the Funds should buy or sell and executing the Funds’ portfolio transactions. Although the Advisor is responsible for the investment management of the Funds, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Funds’ investments.

The Funds pay the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The fee payable to the Advisor is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Funds’ most recent fiscal year, the amount of aggregate advisory fees paid to the Advisor by each Fund is shown in the following chart.

Annual Advisory Fee,

as a % of Average Daily Net Assets

Columbia Cash Reserves	0.15%
Columbia Money Market Reserves	0.15%
Columbia Treasury Reserves	0.15%
Columbia Government Reserves	0.15%
Columbia Municipal Reserves	0.15%
Columbia Tax-Exempt Reserves	0.15%
Columbia California Tax-Exempt Reserves	0.15%

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement with the Advisor is available in the Funds’ semi-annual reports to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Funds. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Funds’ needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Funds change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Funds to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Funds to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Funds would inform the Funds’ shareholders of any actions taken in reliance on this relief. Until the Advisor and the Funds obtain this relief, the Funds will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Funds.

50

Management of the Funds

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Funds, including the general supervision of the Funds’ operations, coordination of the Funds, service providers, and the provision of office facilities and related clerical and administrative services.

The Funds pay the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of each Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Funds are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Funds pay the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Funds’ behalf.

51

Management of the Funds

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Funds – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Funds for which they are compensated. Bank of America and its affiliates also may provide other services to the Funds and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Funds. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Funds.

Conflicts of interest and limitations that could affect the Funds may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Funds and the sale of their shares;

■	the allocation of, and competition for, investment opportunities among the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Funds invest; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Funds.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Funds and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

52

Management of the Funds

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisors to and distributor of thefunds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

53

Management of the Funds

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

54

About Investor Class Shares

Description of the Share Class

Share Class Features

The Funds offer one class of shares in this prospectus: Investor Class shares. The Funds may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Investor Class shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Funds’ share classes and how to choose among them.

Investor Class Shares
Eligible Investors and Minimum Initial Investments(a)

Investor Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts. Investor Class shares may be offered by Bank of America and its affiliates and certain other financial intermediaries.

The minimum initial investment amount for Investor Class shares is $25,000.

Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Distribution and Service Fees	0.10% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

55

About Investor Class Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and each Fund has adopted distribution and shareholder servicing plans which establish the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors. Because the fees are paid out of each Fund’s assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Funds’ Investor Class shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Investor Class	0.10%	0.25%	0.35%

The Funds will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. Columbia Funds may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

56

About Investor Class Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of each Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Funds.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Funds to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of each Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by each Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Funds or a particular share class over others. See Management of the Funds – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

57

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Investor Class shares of Funds at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time (Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves).

■	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time (Columbia Government Reserves).

■	12:00 noon Eastern time (Columbia Municipal Reserves and Columbia Tax-Exempt Reserves).

■	11:30 a.m. Eastern time (Columbia California Tax-Exempt Reserves).

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of a Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Funds.

58

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless a Fund closes early) will be processed as follows:

■

If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia California Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Funds, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

59

Buying, Selling and Exchanging Shares

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Funds and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828

(institutional investors) for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if a Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Account Balance Penalties

Columbia Funds may sell your Investor Class shares if the value of your Investor Class shares account falls below $1,000 (other than as a result of depreciation of share value). Alternatively, your Investor Class shares account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Funds from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Funds’ performance.

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Buying, Selling and Exchanging Shares

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Funds have no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Investor Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts. Investor Class shares may be offered by may be offered by Bank of America and its affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Investor Class shares is $25,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to buy or hold Investor Class shares. The minimum initial investment for the Systematic Investment Plan is $10,000.

Minimum Additional Investments

There is no minimum additional investment for Investor Class shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Investor Class shares of the Funds by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Funds close early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Investor Class shares of the Funds by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Investor Class shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Funds. The Funds don’t issue certificates.

62

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Investor Class shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Investor Class shares of the Funds and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Investor Class shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Please contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of a Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

Exchanging Shares

You can generally sell shares of the Funds to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Investor Class shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

63

Buying, Selling and Exchanging Shares

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Same Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund. No sales charges or other charges will apply to such an exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Funds intend to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Funds won’t have to pay any federal income tax on undistributed income and gains. The Funds intend to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Funds will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Funds may, however, pay distributions of net investment income more frequently.

Different share classes of the Funds usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Funds generally pay cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

Each Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors). No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, and all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of a Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Funds do not expect to have material amounts of unrealized capital gain. If you buy shares of a Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Funds do not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

65

Distributions and Taxes

Taxes and Your Investment

The Funds will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. Each Fund, except Columbia California Tax-Exempt Reserves, Columbia Municipal Reserves and Columbia Tax-Exempt Reserves, expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Funds.

■

Distributions of the Funds’ ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Funds’ net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long a Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

As long as each Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of each of the Funds.

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Distributions and Taxes

■

Each Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. Your investment in the Funds may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Funds, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how each Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund’s financial statements, are included in each Fund’s annual report. The independent registered public accounting firm’s report and the Funds’ financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Investor Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0482	0.0192		0.0321	0.0123	0.0065	0.0126
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0482)	(0.0192)		(0.0321)	(0.0123)	(0.0065)	(0.0126)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	4.93%	1.93	%(d)	3.26%	1.23%	0.66%	1.27%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses Before Interest Expense(e)	0.55%	0.55	%(f)	0.55%	0.55%	0.55%	0.55%
Interest Expense	—	—		—	—	—	— (g)
Total Net Expenses(e)	0.55%	0.55	%(f)	0.55%	0.55%	0.55%	0.55%
Net Investment Income(e)	4.82%	4.57	%(f)	3.18%	1.18%	0.66%	1.27%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.07%	0.07%	0.06%	0.06%
Net Assets, End of Period (000’s)	$1,111,861	$1,406,932		$1,659,521	$1,814,403	$2,321,369	$3,621,418

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	Rounds to less than 0.01%.

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Financial Highlights

Columbia Money Market Reserves – Investor Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0483	0.0192		0.0322	0.0122	0.0063	0.0119
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0483)	(0.0192)		(0.0322)	(0.0122)	(0.0063)	(0.0119)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	4.94%	1.93	%(d)	3.27%	1.22%	0.63%	1.21%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses Before Interest Expense(e)	0.55%	0.55	%(f)	0.55%	0.55%	0.55%	0.55%
Interest Expense	—	—		—	—	—	— (g)
Total Net Expenses(e)	0.55%	0.55	%(f)	0.55%	0.55%	0.55%	0.55%
Net Investment Income(e)	4.83%	4.56	%(f)	3.26%	1.20%	0.63%	1.19%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net Assets, End of Period (000’s)	$68,592	$80,137		$107,221	$85,981	$89,996	$61,153

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	Rounds to less than 0.01%.

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Financial Highlights

Columbia Treasury Reserves – Investor Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0468	0.0188		0.0310	0.0109	0.0058	0.0116
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0468)	(0.0188)		(0.0310)	(0.0109)	(0.0058)	(0.0116)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	4.78%	1.89	%(d)	3.14%	1.10%	0.58%	1.16%
Ratios to Average Net Assets/Supplemental Data
Expenses(e)	0.55%	0.55	%(f)	0.55%	0.55%	0.55%	0.55%
Net Investment Income(e)	4.68%	4.49	%(f)	3.05%	1.02%	0.59%	1.17%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net Assets, End of Period (000’s)	$219,797	$180,073		$230,999	$368,396	$450,784	$673,332

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

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Financial Highlights

Columbia Government Reserves – Investor Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0473	0.0189		0.0313	0.0117	0.0060	0.0116
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0473)	(0.0189)		(0.0313)	(0.0117)	(0.0060)	(0.0116)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	4.84%	1.91	%(d)	3.17%	1.18%	0.60%	1.17%
Ratios to Average Net Assets/ Supplemental Data
Expenses(e)	0.55%	0.55	%(f)	0.55%	0.55%	0.55%	0.55%
Net Investment Income(e)	4.74%	4.51	%(f)	3.11%	1.10%	0.61%	1.13%
Waiver/Reimbursement	0.06%	0.07	%(f)	0.07%	0.07%	0.06%	0.07%
Net Assets, End of Period (000’s)	$345,746	$373,641		$364,023	$460,841	$792,634	$578,548

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

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Financial Highlights

Columbia Municipal Reserves – Investor Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0316		0.0129		0.0221		0.0093	0.0054	0.0093
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0316)		(0.0129)		(0.0221)		(0.0093)	(0.0054)	(0.0093)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	3.20%		1.29	%(d)	2.23%		0.93%	0.54%	0.93%
Ratios to Average Net Assets/Supplemental Data
Expenses	0.55	%(e)	0.55	%(e)(f)	0.55	%(e)	0.55%	0.55%	0.55%
Net Investment Income	3.15	%(e)	3.07	%(e)(f)	2.19	%(e)	0.88%	0.53%	0.88%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.08%
Net Assets, End of Period (000’s)	$46,035		$74,219		$66,136		$84,348	$147,189	$89,289

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

72

Financial Highlights

Columbia Tax-Exempt Reserves – Investor Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0312		0.0126		0.0216		0.0090	0.0051	0.0089
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0312)		(0.0126)		(0.0216)		(0.0090)	(0.0051)	(0.0089)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	3.16%		1.27	%(d)	2.18%		0.90%	0.51%	0.89%
Ratios to Average Net Assets/Supplemental Data
Expenses	0.55	%(e)	0.55	%(e)(f)	0.55	%(e)	0.55%	0.55%	0.55%
Net Investment Income	3.07	%(e)	2.99	%(e)(f)	2.12	%(e)	0.82%	0.49%	0.78%
Waiver/Reimbursement	0.06%		0.07	%(f)	0.07%		0.08%	0.07%	0.08%
Net Assets, End of Period (000’s)	$4,216		$7,376		$7,567		$11,280	$22,071	$138,285

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

73

Financial Highlights

Columbia California Tax-Exempt Reserves – Investor Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0305		0.0125		0.0215		0.0088	0.0048	0.0081
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0305)		(0.0125)		(0.0215)		(0.0088)	(0.0048)	(0.0081)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	3.09%		1.25	%(d)	2.17%		0.88%	0.48%	0.81%
Ratios to Average Net Assets/Supplemental Data
Expenses	0.55	%(e)	0.55	%(e)(f)	0.55	%(e)	0.55%	0.55%	0.55%
Net Investment Income	3.05	%(e)	2.98	%(e)(f)	2.13	%(e)	0.85%	0.48%	0.80%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.07%
Net Assets, End of Period (000’s)	$289,499		$205,499		$225,846		$244,229	$369,440	$360,205

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Annualized.

74

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Investor Class shares of each Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which are the same as those stated in the Annual Fund Operating Expense table, are presented in the charts and are net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Investor Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.55%	4.45%	$10,445.00	$56.22
2	10.25%	0.61%	9.04%	$10,903.54	$65.11
3	15.76%	0.61%	13.82%	$11,382.20	$67.97
4	21.55%	0.61%	18.82%	$11,881.88	$70.96
5	27.63%	0.61%	24.03%	$12,403.49	$74.07
6	34.01%	0.61%	29.48%	$12,948.01	$77.32
7	40.71%	0.61%	35.16%	$13,516.42	$80.72
8	47.75%	0.61%	41.10%	$14,109.80	$84.26
9	55.13%	0.61%	47.29%	$14,729.22	$87.96
10	62.89%	0.61%	53.76%	$15,375.83	$91.82
Total Gain After Fees and Expenses				$5,375.83
Total Annual Fees and Expenses Paid					$756.41

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

75

Hypothetical Fees and Expenses

Columbia Money Market Reserves – Investor Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.55%	4.45%	$10,445.00	$56.22
2	10.25%	0.61%	9.04%	$10,903.54	$65.11
3	15.76%	0.61%	13.82%	$11,382.20	$67.97
4	21.55%	0.61%	18.82%	$11,881.88	$70.96
5	27.63%	0.61%	24.03%	$12,403.49	$74.07
6	34.01%	0.61%	29.48%	$12,948.01	$77.32
7	40.71%	0.61%	35.16%	$13,516.42	$80.72
8	47.75%	0.61%	41.10%	$14,109.80	$84.26
9	55.13%	0.61%	47.29%	$14,729.22	$87.96
10	62.89%	0.61%	53.76%	$15,375.83	$91.82
Total Gain After Fees and Expenses				$5,375.83
Total Annual Fees and Expenses Paid					$756.41

Columbia Treasury Reserves – Investor Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.55%	4.45%	$10,445.00	$56.22
2	10.25%	0.61%	9.04%	$10,903.54	$65.11
3	15.76%	0.61%	13.82%	$11,382.20	$67.97
4	21.55%	0.61%	18.82%	$11,881.88	$70.96
5	27.63%	0.61%	24.03%	$12,403.49	$74.07
6	34.01%	0.61%	29.48%	$12,948.01	$77.32
7	40.71%	0.61%	35.16%	$13,516.42	$80.72
8	47.75%	0.61%	41.10%	$14,109.80	$84.26
9	55.13%	0.61%	47.29%	$14,729.22	$87.96
10	62.89%	0.61%	53.76%	$15,375.83	$91.82
Total Gain After Fees and Expenses				$5,375.83
Total Annual Fees and Expenses Paid					$756.41

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

76

Hypothetical Fees and Expenses

Columbia Government Reserves – Investor Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.55%	4.45%	$10,445.00	$56.22
2	10.25%	0.55%	9.10%	$10,909.80	$58.73
3	15.76%	0.61%	13.89%	$11,388.74	$68.01
4	21.55%	0.61%	18.89%	$11,888.71	$71.00
5	27.63%	0.61%	24.11%	$12,410.62	$74.11
6	34.01%	0.61%	29.55%	$12,955.45	$77.37
7	40.71%	0.61%	35.24%	$13,524.19	$80.76
8	47.75%	0.61%	41.18%	$14,117.91	$84.31
9	55.13%	0.61%	47.38%	$14,737.68	$88.01
10	62.89%	0.61%	53.85%	$15,384.67	$91.87
Total Gain After Fees and Expenses				$5,384.67
Total Annual Fees and Expenses Paid					$750.39

Columbia Municipal Reserves – Investor Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.55%	4.45%	$10,445.00	$56.22
2	10.25%	0.61%	9.04%	$10,903.54	$65.11
3	15.76%	0.61%	13.82%	$11,382.20	$67.97
4	21.55%	0.61%	18.82%	$11,881.88	$70.96
5	27.63%	0.61%	24.03%	$12,403.49	$74.07
6	34.01%	0.61%	29.48%	$12,948.01	$77.32
7	40.71%	0.61%	35.16%	$13,516.42	$80.72
8	47.75%	0.61%	41.10%	$14,109.80	$84.26
9	55.13%	0.61%	47.29%	$14,729.22	$87.96
10	62.89%	0.61%	53.76%	$15,375.83	$91.82
Total Gain After Fees and Expenses				$5,375.83
Total Annual Fees and Expenses Paid					$756.41

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

77

Hypothetical Fees and Expenses

Columbia Tax-Exempt Reserves – Investor Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.55%	4.45%	$10,445.00	$56.22
2	10.25%	0.55%	9.10%	$10,909.80	$58.73
3	15.76%	0.61%	13.89%	$11,388.74	$68.01
4	21.55%	0.61%	18.89%	$11,888.71	$71.00
5	27.63%	0.61%	24.11%	$12,410.62	$74.11
6	34.01%	0.61%	29.55%	$12,955.45	$77.37
7	40.71%	0.61%	35.24%	$13,524.19	$80.76
8	47.75%	0.61%	41.18%	$14,117.91	$84.31
9	55.13%	0.61%	47.38%	$14,737.68	$88.01
10	62.89%	0.61%	53.85%	$15,384.67	$91.87
Total Gain After Fees and Expenses				$5,384.67
Total Annual Fees and Expenses Paid					$750.39

Columbia California Tax-Exempt Reserves – Investor Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.55%	4.45%	$10,445.00	$56.22
2	10.25%	0.61%	9.04%	$10,903.54	$65.11
3	15.76%	0.61%	13.82%	$11,382.20	$67.97
4	21.55%	0.61%	18.82%	$11,881.88	$70.96
5	27.63%	0.61%	24.03%	$12,403.49	$74.07
6	34.01%	0.61%	29.48%	$12,948.01	$77.32
7	40.71%	0.61%	35.16%	$13,516.42	$80.72
8	47.75%	0.61%	41.10%	$14,109.80	$84.26
9	55.13%	0.61%	47.29%	$14,729.22	$87.96
10	62.89%	0.61%	53.76%	$15,375.83	$91.82
Total Gain After Fees and Expenses				$5,375.83
Total Annual Fees and Expenses Paid					$756.41

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

78

Columbia Money Market Funds

For More Information

You’ll find more information about the Columbia Money Market Funds and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Shareholder Communications with the Board

The Funds’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Funds and their policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC You can review and copy information about the Funds (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Funds are series, is 811-09645.

Columbia Money Market Funds

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138724-0108

Prospectus

January 1, 2008

Columbia Funds

Liquidity Class Shares

■	Columbia Cash Reserves
■	Columbia Money Market Reserves
■	Columbia Treasury Reserves
■	Columbia Government Reserves
■	Columbia Municipal Reserves
■	Columbia Tax-Exempt Reserves
■	Columbia California Tax-Exempt Reserves
■	Columbia Government Plus Reserves
■	Columbia Prime Reserves

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Funds and may be compensated or incented in connection with the sale of Fund shares. The Funds may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about some of the Money Market Funds (each a Fund and together, the Funds) in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Funds in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of each Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information, and

■	fees and expenses.

This summary is followed by other important information, including:

■	a description of the Funds’ additional investment strategies and policies,
■	a discussion of the Funds’ primary service providers, the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Funds’ Liquidity Class shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Funds, including:

■	how to buy, sell and exchange shares of the Funds, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of each Fund’s financial information, and

■	hypothetical fee and expense data that shows the costs associated with investing in a Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of each Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Funds in the Statement of Additional Information (SAI), which includes more detailed information about the Funds’ investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Funds are sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Funds’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Funds’ distributor (the Distributor). Columbia Management Services, Inc. is the Funds’ transfer agent (the Transfer Agent).

The Funds, like all mutual funds, are designed to be a part of a broad and diversified investment portfolio and are not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Funds and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions™
Columbia Cash Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Liquidity Class: NCLXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

5

Columbia Cash Reserves

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

6

Columbia Cash Reserves

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue

7

Columbia Cash Reserves

obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Cash Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.84%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.62%
Worst:	2nd quarter 2004:	0.20%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Liquidity Class Shares	4.81%	2.28%	3.76%

(a)	The inception date of the Fund’s Liquidity Class shares is January 9, 1991.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■   shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■   annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■   management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■   distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■   other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.51%
Fee waivers and/or reimbursements	(0.16)%
Total net expenses(b)	0.35%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. Also, the Distributor has agreed to waive 0.10% of distribution and/or shareholder servicing fees for Liquidity class shares so that distribution and/or shareholder servicing fees do not exceed 0.15%. There is no guarantee that these limitations will continue after December 31, 2008. The figure shown here is after waivers and/or reimbursements. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Liquidity Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Liquidity Class Shares	$36	$147	$269	$625

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Money Market Reserves

FUNDimensions™
Columbia Money Market Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Liquidity Class: NRLXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal Securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

12

Columbia Money Market Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

13

Columbia Money Market Reserves

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans.

Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could

14

Columbia Money Market Reserves

become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

15

Columbia Money Market Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.84%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.61%
Worst:	2nd quarter 2004:	0.19%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

16

Columbia Money Market Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Liquidity Class Shares	4.81%	2.26%	3.40%

(a)	The inception date of the Fund’s Liquidity Class shares is August 7, 1998.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

17

Columbia Money Market Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.51%
Fee waivers and/or reimbursements	(0.16)%
Total net expenses(b)	0.35%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. Also, the Distributor has agreed to waive 0.10% of distribution and/or shareholder servicing fees for Liquidity class shares so that distribution and/or shareholder servicing fees do not exceed 0.15%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these limitations will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Liquidity Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Liquidity Class Shares	$36	$147	$269	$625

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

18

Columbia Treasury Reserves

FUNDimensions™
Columbia Treasury Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Liquidity Class: NTLXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Repurchase agreements risk

Reverse repurchase
agreements risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

The Fund purchases only first-tier securities, which primarily include U.S. Treasury obligations, repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations, and obligations whose principal and interest are backed by the U.S. Government, and may include other first-tier securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

19

Columbia Treasury Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.

20

Columbia Treasury Reserves

Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Reverse Repurchase Agreements Risk – Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

21

Columbia Treasury Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.65%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.57%
Worst:	2nd quarter 2004:	0.17%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

22

Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Liquidity Class Shares	4.71%	2.18%	3.59%

(a)	The inception date of the Fund’s Liquidity Class shares is January 11, 1991.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

23

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.51%
Fee waivers and/or reimbursements	(0.16)%
Total net expenses(b)	0.35%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. Also, the Distributor has agreed to waive 0.10% of distribution and/or shareholder servicing fees for Liquidity class shares so that distribution and/or shareholder servicing fees do not exceed 0.15%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these limitations will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Liquidity Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Liquidity Class Shares	$36	$147	$269	$625

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

24

Columbia Government Reserves

FUNDimensions™
Columbia Government Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Liquidity Class: NGLXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, with at least 80% of net assets in U.S. Government obligations.

The Fund purchases only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations and may include other first-tier securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

25

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.

26

Columbia Government Reserves

Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

27

Columbia Government Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.74%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2000:	1.59%
Worst:	1st quarter 2004:	0.18%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

28

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Liquidity Class Shares	4.75%	2.20%	3.64%

(a)	The inception date of the Fund’s Liquidity Class shares is January 14, 1991.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

29

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.51%
Fee waivers and/or reimbursements	(0.16)%
Total net expenses(b)	0.35%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. Also, the Distributor has agreed to waive 0.10% of distribution and/or shareholder servicing fees for Liquidity class shares so that distribution and/or shareholder servicing fees do not exceed 0.15%. There is no guarantee that these limitations will continue after December 31, 2009. The figure shown here is after waivers and/or reimbursements. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Liquidity Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Liquidity Class Shares	$36	$130	$252	$609

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

30

Columbia Municipal Reserves

FUNDimensions™
Columbia Municipal Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Liquidity Class: NMLXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Tax-exempt pass-through certificates risk Interest rate risk Credit risk Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

31

Columbia Municipal Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

32

Columbia Municipal Reserves

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

33

Columbia Municipal Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.58%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.02%
Worst:	3rd quarter 2003:	0.16%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

34

Columbia Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Liquidity Class Shares	3.21%	1.64%	2.42%

(a)	The inception date of the Fund’s Liquidity Class shares is June 1, 1990.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

35

Columbia Municipal Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.51%
Fee waivers and/or reimbursements	(0.16)%
Total net expenses(b)	0.35%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. Also, the Distributor has agreed to waive 0.10% of distribution and/or shareholder servicing fees for Liquidity class shares so that distribution and/or shareholder servicing fees do not exceed 0.15%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these limitations will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Liquidity Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Liquidity Class Shares	$36	$147	$269	$625

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

36

Columbia Tax-Exempt Reserves

FUNDimensions™
Columbia Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Liquidity Class: NELXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Tax-exempt pass-through certificates risk Interest rate risk Credit risk Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

37

Columbia Tax-Exempt Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such

38

Columbia Tax-Exempt Reserves

as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

39

Columbia Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.55%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.82%
Worst:	3rd quarter 2003:	0.15%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

40

Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Liquidity Class Shares	3.16%	1.68%

(a)	The inception date of the Fund’s Liquidity Class shares is September 3, 2002.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

41

Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.51%
Fee waivers and/or reimbursements	(0.16)%
Total net expenses(b)	0.35%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. Also, the Distributor has agreed to waive 0.10% of distribution and/or shareholder servicing fees for Liquidity class shares so that distribution and/or shareholder servicing fees do not exceed 0.15%. There is no guarantee that these limitations will continue after December 31, 2009. The figure shown here is after waivers and/or reimbursements. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Liquidity Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Liquidity Class Shares	$36	$130	$252	$609

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

42

Columbia California Tax-Exempt Reserves

FUNDimensions™
Columbia California Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Liquidity Class: CCLXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Tax-exempt pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

43

Columbia California Tax-Exempt Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

44

Columbia California Tax-Exempt Reserves

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

45

Columbia California Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.50%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.80%
Worst:	3rd quarter 2003:	0.14%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

46

Columbia California Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Liquidity Class Shares	3.11%	1.57%	1.57%

(a)	The inception date of the Fund’s Liquidity Class shares is August 10, 2001.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

47

Columbia California Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees(a)	0.25%
Distribution and service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.51%
Fee waivers and/or reimbursements	(0.16)%
Total net expenses(b)	0.35%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. Also, the Distributor has agreed to waive 0.10% of distribution and/or shareholder servicing fees for Liquidity class shares so that distribution and/or shareholder servicing fees do not exceed 0.15%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these limitations will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Liquidity Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Liquidity Class Shares	$36	$147	$269	$625

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

48

Columbia Government Plus Reserves

FUNDimensions™
Columbia Government Plus Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Liquidity Class: CLQXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk Repurchase agreements risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. These obligations may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow need; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

49

Columbia Government Plus Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

50

Columbia Government Plus Reserves

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

51

Columbia Government Plus Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.76%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	1.23%
Worst:	1st quarter 2006:	1.02%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

52

Columbia Government Plus Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Liquidity Class Shares	4.70%	4.63%

(a)	The Fund’s Liquidity Class shares commenced operations on November 17, 2005.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■ shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■ annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■ management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■ distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■ other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

53

Columbia Government Plus Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees(a)	0.24%
Distribution and service fees	0.25%
Other expenses	0.07%
Total annual Fund operating expenses	0.56%
Fee waivers and/or reimbursements	(0.21)%
Total net expenses(b)	0.35%

(a)

The Fund pays an investment advisory fee of 0.18% and administrative fee of 0.067% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.18% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.16% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. Also, the Distributor has agreed to waive 0.10% of distribution and/or shareholder servicing fees for Liquidity class shares so that distribution and/or shareholder servicing fees do not exceed 0.15%. There is no guarantee that these limitations will continue after December 31, 2009. The figure shown here is after waivers and/or reimbursements. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Liquidity Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Liquidity Class Shares	$36	$136	$270	$660

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

54

Columbia Prime Reserves

FUNDimensions™
Columbia Prime Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Liquidity Class: CPQXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks and in U.S. Government obligations, including U.S. Treasury obligations.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

55

Columbia Prime Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

56

Columbia Prime Reserves

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■	Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations.

57

Columbia Prime Reserves

Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

58

Columbia Prime Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.79%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	1.17%
Worst:	1st quarter 2006:	1.04%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

59

Columbia Prime Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Liquidity Class Shares	4.57%	4.53%

(a)	The Fund’s Liquidity Class shares commenced operations on November 22, 2005.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■ shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■ annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■ management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■ distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling an/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See About Daily Class Shares – Distribution and Service Fees for more information.

■ other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

60

Columbia Prime Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees(a)	0.24%
Distribution and service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.50%
Fee waivers and/or reimbursements	(0.19)%
Total net expenses(b)	0.31%

(a)

The Fund pays an investment advisory fee of 0.18% and administrative fee of 0.067% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.18% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.16% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.16%. Also, the Distributor has agreed to waive 0.10% of distribution fees for Liquidity class shares so that distribution and/or shareholder servicing fees do not exceed 0.15%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these limitations will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Liquidity Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Liquidity Class Shares	$32	$141	$261	$610

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

61

Additional Fund Investment Strategies and Policies

This section describes certain strategies and policies that each Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Funds.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Funds’ Investment Objective and Policies

Each Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

Each Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Funds may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Funds’ portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

Each Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or, if your shares are held through a financial intermediary, contact your intermediary directly.

62

Management of the Funds

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Funds and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Funds, determining what securities and other investments the Funds should buy or sell and executing the Funds’ portfolio transactions. Although the Advisor is responsible for the investment management of the Funds, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Funds’ investments.

The Funds pay the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The fee payable to the Advisor is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Funds’ most recent fiscal year, the amount of aggregate advisory fees paid to the Advisor by each Fund is shown in the following chart.

Annual Advisory Fee,

as a % of Average Daily Net Assets

Columbia Cash Reserves	0.15%
Columbia Money Market Reserves	0.15%
Columbia Treasury Reserves	0.15%
Columbia Government Reserves	0.15%
Columbia Municipal Reserves	0.15%
Columbia Tax-Exempt Reserves	0.15%
Columbia California Tax-Exempt Reserves	0.15%
Columbia Government Plus Reserves	0.18%
Columbia Prime Reserves	0.18%

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement with the Advisor is available in the Funds’ semi-annual reports to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Funds. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Funds’ needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Funds change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Funds to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Funds to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Funds would inform the Funds’ shareholders of any actions taken in reliance on this relief. Until the Advisor and the Funds obtain this relief, the Funds will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Funds.

63

Management of the Funds

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Funds, including the general supervision of the Funds’ operations, coordination of the Funds’ service providers, and the provision of office facilities and related clerical and administrative services.

The Funds pay the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of each Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Funds are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Funds pay the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Funds’ behalf.

64

Management of the Funds

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Funds – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Funds for which they are compensated. Bank of America and its affiliates also may provide other services to the Funds and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Funds. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Funds.

Conflicts of interest and limitations that could affect the Funds may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Funds and the sale of their shares;

■	the allocation of, and competition for, investment opportunities among the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Funds invest; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Funds.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Funds and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

65

Management of the Funds

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

66

Management of the Funds

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

67

About Liquidity Class Shares

Description of the Share Class

Share Class Features

The Funds offer one class of shares in this prospectus: Liquidity Class shares. The Funds may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Liquidity Class shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Funds’ share classes and how to choose among them.

Liquidity Class Shares
Eligible Investors and Minimum Initial Investments(a)

Liquidity Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services).

The minimum initial investment amount for Liquidity Class shares is $500,000.

Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Distribution and Service Fees	0.25% combined total

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents	include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

68

About Liquidity Class Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and each Fund has adopted, distribution and shareholder servicing plans which establish the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors. Because the fees are paid out of each Fund’s assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Funds’ Liquidity Class shares:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Liquidity Class	0.25%	(a)	0.25%	(a)	0.25%	(a)

(a)

The Funds’ Liquidity Class shares may pay a distribution fee at the maximum rate stated above and may also pay a service fee at the maximum rate stated above, pursuant to the Funds’ distribution plan and its shareholder servicing plan for Liquidity Class shares. The combined total of such payments on an annual basis, however, may not exceed 0.25% of the average daily net assets of the Funds’ Liquidity Class shares.

The Funds will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. Columbia Funds may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

69

About Liquidity Class Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of each Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Funds.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Funds to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of each Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by each Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s the Advisor’s own resources and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Funds or a particular share class over others. See Management of the Funds – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

70

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Liquidity Class shares of Funds at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time (Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves).

■	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time (Columbia Government Reserves).

■	12:00 noon Eastern time (Columbia Municipal Reserves and Columbia Tax-Exempt Reserves).

■	11:30 a.m. Eastern time (Columbia California Tax-Exempt Reserves).

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time (Columbia Government Plus Reserves).

■	9:45 a.m., 11:00 a.m. and 3:00 p.m. Eastern time (Columbia Prime Reserves).

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of a Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Funds.

71

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless a Fund closes early) will be processed as follows:

■

If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia California Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia Government Plus Reserves is received by 4:00 p.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia Prime Reserves is received by 3:00 p.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Funds, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

72

Buying, Selling and Exchanging Shares

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Funds and their agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828

(institutional investors) for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if a Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Account Balance Penalties

Columbia Funds may sell your Liquidity Class shares if the value of your Liquidity Class shares account falls below $1,000 (other than as a result of depreciation of share value). Alternatively, your Liquidity Class shares account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Funds from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Funds’ performance.

73

Buying, Selling and Exchanging Shares

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Funds have no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

74

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Liquidity Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Liquidity Class shares are primarily intended for use in connection with specific Cash Management Services programs, including those designed for certain sweep account customers of Bank of America. Liquidity Class Shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Liquidity Class shares is $500,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to buy or hold Liquidity Class shares.

Minimum Additional Investments

There is no minimum additional investment for Liquidity Class shares.

Wire Purchases

You may buy Liquidity Class shares of the Funds by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the

Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Funds close early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Liquidity Class shares of the Funds by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Liquidity Class shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Funds. The Funds don’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Liquidity Class shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

75

Buying, Selling and Exchanging Shares

Electronic Funds Transfer

You may sell Liquidity Class shares of the Funds and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of a Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

Exchanging Shares

You can generally sell shares of the Funds to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Same Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund. No sales charges or other charges will apply to such an exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Funds intend to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Funds won’t have to pay any federal income tax on undistributed income and gains. The Funds intend to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Funds will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Funds may, however, pay distributions of net investment income more frequently.

Different share classes of the Funds usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Funds generally pay cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

Each Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors). No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, and all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of a Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Funds do not expect to have material amounts of unrealized capital gain. If you buy shares of a Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Funds do not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

77

Distributions and Taxes

Taxes and Your Investment

The Funds will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. Each Fund, except Columbia California Tax-Exempt Reserves, Columbia Municipal Reserves and Columbia Tax-Exempt Reserves, expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Funds.

■

Distributions of the Funds’ ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Funds’ net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long a Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

As long as each Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of each of the Funds.

■

Each Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service

78

Distributions and Taxes

(IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. Your investment in the Funds may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Funds, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

79

Financial Highlights

The financial highlights tables are designed to help you understand how each Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund’s financial statements, are included in each Fund’s annual report. The independent registered public accounting firm’s report and the Funds’ financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Liquidity Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0502	0.0200		0.0341	0.0143	0.0085	0.0146
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0502)	(0.0200)		(0.0341)	(0.0143)	(0.0085)	(0.0146)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	5.14%	2.02	%(d)	3.46%	1.44%	0.86%	1.47%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses Before Interest Expense(e)	0.35%	0.35	%(f)	0.35%	0.35%	0.35%	0.35%
Interest Expense	—	—		—	—	—	— (g)
Total Net Expenses(e)	0.35%	0.35	%(f)	0.35%	0.35%	0.35%	0.35%
Net Investment Income(e)	5.02%	4.77	%(f)	3.40%	1.39%	0.86%	1.47%
Waiver/Reimbursement	0.16%	0.16	%(f)	0.17%	0.17%	0.64%	0.76%
Net Assets, End of Period (000’s)	$1,220,566	$1,249,962		$1,041,913	$1,206,319	$1,343,416	$1,572,140

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	Rounds to less than 0.01%.

80

Financial Highlights

Columbia Money Market Reserves – Liquidity Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0503	0.0200		0.0342	0.0142	0.0083	0.0139
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0503)	(0.0200)		(0.0342)	(0.0142)	(0.0083)	(0.0139)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	5.15%	2.02	%(d)	3.47%	1.42%	0.83%	1.41%
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses Before Interest Expense(e)	0.35%	0.35	%(f)	0.35%	0.35%	0.35%	0.35%
Interest Expense	—	—		—	—	—	— (g)
Total Net Expenses(e)	0.35%	0.35	%(f)	0.35%	0.35%	0.35%	0.35%
Net Investment Income(e)	5.03%	4.78	%(f)	3.56%	1.44%	0.83%	1.39%
Waiver/Reimbursement	0.16%	0.16	%(f)	0.16%	0.17%	0.65%	0.76%
Net Assets, End of Period (000’s)	$1,481,554	$1,254,383		$1,214,883	$492,232	$437,371	$497,339

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	Rounds to less than 0.01%.

81

Financial Highlights

Columbia Treasury Reserves – Liquidity Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0488	0.0196		0.0330	0.0129	0.0078	0.0136
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0488)	(0.0196)		(0.0330)	(0.0129)	(0.0078)	(0.0136)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	4.99%	1.98	%(d)	3.35%	1.30%	0.79%	1.36%
Ratios to Average Net Assets/ Supplemental Data
Expenses(e)	0.35%	0.35	%(f)	0.35%	0.35%	0.35%	0.35%
Net Investment Income(e)	4.86%	4.68	%(f)	3.31%	1.32%	0.79%	1.37%
Waiver/Reimbursement	0.16%	0.16	%(f)	0.16%	0.17%	0.68%	0.81%
Net Assets, End of Period (000’s)	$750,842	$463,198		$428,929	$413,480	$347,723	$384,984

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

82

Financial Highlights

Columbia Government Reserves – Liquidity Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$ 1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0493	0.0198		0.0333	0.0137	0.0080	0.0136
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0493)	(0.0198)		(0.0333)	(0.0137)	(0.0080)	(0.0136)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	5.04%	1.99	%(d)	3.38%	1.38%	0.81%	1.37%
Ratios to Average Net Assets/ Supplemental Data
Expenses(e)	0.35%	0.35	%(f)	0.35%	0.35%	0.35%	0.35%
Net Investment Income(e)	4.93%	4.73	%(f)	3.40%	1.41%	0.81%	1.33%
Waiver/Reimbursement	0.16%	0.17	%(f)	0.17%	0.17%	0.64%	0.77%
Net Assets, End of Period (000’s)	$719,348	$890,545		$687,275	$410,737	$300,885	$175,562

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

83

Financial Highlights

Columbia Municipal Reserves – Liquidity Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0336		0.0137		0.0241		0.0113	0.0074	0.0113
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0336)		(0.0137)		(0.0241)		(0.0113)	(0.0074)	(0.0113)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	3.41%		1.38	%(d)	2.43%		1.13%	0.74%	1.13%
Ratios to Average Net Assets/ Supplemental Data
Expenses	0.35	%(f)	0.35	%(e)(f)	0.35	%(f)	0.35%	0.35%	0.35%
Net Investment Income	3.35	%(f)	3.27	%(e)(f)	2.39	%(f)	1.17%	0.73%	1.08%
Waiver/Reimbursement	0.16%		0.16	%(e)	0.16%		0.18%	0.61%	0.78%
Net Assets, End of Period (000’s)	$308,502		$339,422		$315,658		$345,842	$149,812	$120,637

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	Annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

84

Financial Highlights

Columbia Tax-Exempt Reserves – Liquidity Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Period Ended March 31, 2003(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0332		0.0135		0.0236		0.0110	0.0071	0.0059
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0332)		(0.0135)		(0.0236)		(0.0110)	(0.0071)	(0.0059)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(c)(d)	3.37%		1.36	%(e)	2.39%		1.10%	0.71%	0.59	%(e)
Ratios to Average Net Assets/Supplemental Data
Expenses	0.35	%(f)	0.35	%(f)(g)	0.35	%(f)	0.35%	0.35%	0.35	%(g)
Net Investment Income	3.31	%(f)	3.25	%(f)(g)	2.32	%(f)	0.92%	0.69%	0.98	%(g)
Waiver/Reimbursement	0.16%		0.17	%(g)	0.17%		0.18%	0.64%	0.78	%(g)
Net Assets, End of Period (000’s)	$86,926		$20,549		$5,292		$3,392	$5,792	$1,918

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Columbia Tax-Exempt Reserves Liquidity Class shares commenced operations on September 3, 2002.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

85

Financial Highlights

Columbia California Tax-Exempt Reserves – Liquidity Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0325		0.0133		0.0235		0.0108	0.0068	0.0101
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0325)		(0.0133)		(0.0235)		(0.0108)	(0.0068)	(0.0101)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	3.30%		1.34	%(d)	2.37%		1.09%	0.69%	1.01%
Ratios to Average Net Assets/ Supplemental Data
Expenses	0.35	%(f)	0.35	%(e)(f)	0.35	%(f)	0.35%	0.35%	0.35%
Net Investment Income	3.27	%(f)	3.17	%(e)(f)	2.39	%(f)	1.37%	0.68%	1.00%
Waiver/Reimbursement	0.16%		0.16	%(e)	0.16%		0.18%	0.72%	0.77%
Net Assets, End of Period (000’s)	$66,038		$27,557		$35,797		$16,585	$1,095	$2,998

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	Annualized.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

86

Financial Highlights

Columbia Government Plus Reserves – Liquidity Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.049	0.035
Less Distributions Declared to Shareholders
From Net Investment Income	(0.049)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00
Total Return(c)(d)	5.03%	3.50	%(e)
Ratios to Average Net Assets/Supplemental Data
Expenses(g)	0.35%	0.35	%(f)
Net Investment Income(g)	4.92%	4.38	%(f)
Waiver/Reimbursement	0.23%	0.22	%(f)
Net Assets, End of Period (000’s)	$11	$10

(a)	The Fund changed its fiscal year end from October 31 to August 31. The period is from November 1, 2005 through August 31, 2006.

(b)	The Fund’s Liquidity Class shares commenced operations on November 17, 2005.

(c)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	Annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

87

Financial Highlights

Columbia Prime Reserves – Liquidity Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.049	0.034
Less Distributions Declared to Shareholders
From Net Investment Income	(0.049)	(0.034)
Net Asset Value, End of Period	$1.00	$1.00
Total Return(c)(d)	4.96%	3.41	%(e)
Ratios to Average Net Assets/Supplemental Data
Expenses(g)	0.31%	0.31	%(f)
Net Investment Income(g)	4.84%	4.55	%(f)
Waiver/Reimbursement	0.21%	0.22	%(f)
Net Assets, End of Period (000’s)	$11	$10

(a)	The Fund changed its fiscal year end from October 31 to August 31. The period is from November 1, 2005 through August 31, 2006.

(b)	The Fund’s Liquidity Class shares commenced operations on November 22, 2005.

(c)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	Annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

88

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Liquidity Class shares of each Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which are the same as those stated in the Annual Fund Operating Expense table, are presented in the charts and are net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Liquidity Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.35%	4.65%	$10,465.00	$35.81
2	10.25%	0.51%	9.35%	$10,934.88	$54.57
3	15.76%	0.51%	14.26%	$11,425.85	$57.02
4	21.55%	0.51%	19.39%	$11,938.88	$59.58
5	27.63%	0.51%	24.75%	$12,474.93	$62.26
6	34.01%	0.51%	30.35%	$13,035.06	$65.05
7	40.71%	0.51%	36.20%	$13,620.33	$67.97
8	47.75%	0.51%	42.32%	$14,231.88	$71.02
9	55.13%	0.51%	48.71%	$14,870.89	$74.21
10	62.89%	0.51%	55.39%	$15,538.60	$77.54
Total Gain After Fees and Expenses				$5,538.60
Total Annual Fees and Expenses Paid					$625.03

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

89

Hypothetical Fees and Expenses

Columbia Money Market Reserves – Liquidity Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.35%	4.65%	$10,465.00	$35.81
2	10.25%	0.51%	9.35%	$10,934.88	$54.57
3	15.76%	0.51%	14.26%	$11,425.85	$57.02
4	21.55%	0.51%	19.39%	$11,938.88	$59.58
5	27.63%	0.51%	24.75%	$12,474.93	$62.26
6	34.01%	0.51%	30.35%	$13,035.06	$65.05
7	40.71%	0.51%	36.20%	$13,620.33	$67.97
8	47.75%	0.51%	42.32%	$14,231.88	$71.02
9	55.13%	0.51%	48.71%	$14,870.89	$74.21
10	62.89%	0.51%	55.39%	$15,538.60	$77.54
Total Gain After Fees and Expenses				$5,538.60
Total Annual Fees and Expenses Paid					$625.03

Columbia Treasury Reserves – Liquidity Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.35%	4.65%	$10,465.00	$35.81
2	10.25%	0.51%	9.35%	$10,934.88	$54.57
3	15.76%	0.51%	14.26%	$11,425.85	$57.02
4	21.55%	0.51%	19.39%	$11,938.88	$59.58
5	27.63%	0.51%	24.75%	$12,474.93	$62.26
6	34.01%	0.51%	30.35%	$13,035.06	$65.05
7	40.71%	0.51%	36.20%	$13,620.33	$67.97
8	47.75%	0.51%	42.32%	$14,231.88	$71.02
9	55.13%	0.51%	48.71%	$14,870.89	$74.21
10	62.89%	0.51%	55.39%	$15,538.60	$77.54
Total Gain After Fees and Expenses				$5,538.60
Total Annual Fees and Expenses Paid					$625.03

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

90

Hypothetical Fees and Expenses

Columbia Government Reserves – Liquidity Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.35%	4.65%	$10,465.00	$35.81
2	10.25%	0.35%	9.52%	$10,951.62	$37.48
3	15.76%	0.51%	14.43%	$11,443.35	$57.11
4	21.55%	0.51%	19.57%	$11,957.16	$59.67
5	27.63%	0.51%	24.94%	$12,494.03	$62.35
6	34.01%	0.51%	30.55%	$13,055.02	$65.15
7	40.71%	0.51%	36.41%	$13,641.19	$68.08
8	47.75%	0.51%	42.54%	$14,253.67	$71.13
9	55.13%	0.51%	48.94%	$14,893.66	$74.33
10	62.89%	0.51%	55.62%	$15,562.39	$77.66
Total Gain After Fees and Expenses				$5,562.39
Total Annual Fees and Expenses Paid					$608.77

Columbia Municipal Reserves – Liquidity Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.35%	4.65%	$10,465.00	$35.81
2	10.25%	0.51%	9.35%	$10,934.88	$54.57
3	15.76%	0.51%	14.26%	$11,425.85	$57.02
4	21.55%	0.51%	19.39%	$11,938.88	$59.58
5	27.63%	0.51%	24.75%	$12,474.93	$62.26
6	34.01%	0.51%	30.35%	$13,035.06	$65.05
7	40.71%	0.51%	36.20%	$13,620.33	$67.97
8	47.75%	0.51%	42.32%	$14,231.88	$71.02
9	55.13%	0.51%	48.71%	$14,870.89	$74.21
10	62.89%	0.51%	55.39%	$15,538.60	$77.54
Total Gain After Fees and Expenses				$5,538.60
Total Annual Fees and Expenses Paid					$625.03

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

91

Hypothetical Fees and Expenses

Columbia Tax-Exempt Reserves – Liquidity Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.35%	4.65%	$10,465.00	$35.81
2	10.25%	0.35%	9.52%	$10,951.62	$37.48
3	15.76%	0.51%	14.43%	$11,443.35	$57.11
4	21.55%	0.51%	19.57%	$11,957.16	$59.67
5	27.63%	0.51%	24.94%	$12,494.03	$62.35
6	34.01%	0.51%	30.55%	$13,055.02	$65.15
7	40.71%	0.51%	36.41%	$13,641.19	$68.08
8	47.75%	0.51%	42.54%	$14,253.67	$71.13
9	55.13%	0.51%	48.94%	$14,893.66	$74.33
10	62.89%	0.51%	55.62%	$15,562.39	$77.66
Total Gain After Fees and Expenses				$5,562.39
Total Annual Fees and Expenses Paid					$608.77

Columbia California Tax-Exempt Reserves – Liquidity Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.35%	4.65%	$10,465.00	$35.81
2	10.25%	0.51%	9.35%	$10,934.88	$54.57
3	15.76%	0.51%	14.26%	$11,425.85	$57.02
4	21.55%	0.51%	19.39%	$11,938.88	$59.58
5	27.63%	0.51%	24.75%	$12,474.93	$62.26
6	34.01%	0.51%	30.35%	$13,035.06	$65.05
7	40.71%	0.51%	36.20%	$13,620.33	$67.97
8	47.75%	0.51%	42.32%	$14,231.88	$71.02
9	55.13%	0.51%	48.71%	$14,870.89	$74.21
10	62.89%	0.51%	55.39%	$15,538.60	$77.54
Total Gain After Fees and Expenses				$5,538.60
Total Annual Fees and Expenses Paid					$625.03

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

92

Hypothetical Fees and Expenses

Columbia Government Plus Reserves – Liquidity Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.35%	4.65%	$10,465.00	$35.81
2	10.25%	0.35%	9.52%	$10,951.62	$37.48
3	15.76%	0.56%	14.38%	$11,437.87	$62.69
4	21.55%	0.56%	19.46%	$11,945.72	$65.47
5	27.63%	0.56%	24.76%	$12,476.11	$68.38
6	34.01%	0.56%	30.30%	$13,030.05	$71.42
7	40.71%	0.56%	36.09%	$13,608.58	$74.59
8	47.75%	0.56%	42.13%	$14,212.80	$77.90
9	55.13%	0.56%	48.44%	$14,843.85	$81.36
10	62.89%	0.56%	55.03%	$15,502.92	$84.97
Total Gain After Fees and Expenses				$5,502.92
Total Annual Fees and Expenses Paid					$660.07

Columbia Prime Reserves – Liquidity Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.31%	4.69%	$10,469.00	$31.73
2	10.25%	0.50%	9.40%	$10,940.11	$53.52
3	15.76%	0.50%	14.32%	$11,432.41	$55.93
4	21.55%	0.50%	19.47%	$11,946.87	$58.45
5	27.63%	0.50%	24.84%	$12,484.48	$61.08
6	34.01%	0.50%	30.46%	$13,046.28	$63.83
7	40.71%	0.50%	36.33%	$13,633.36	$66.70
8	47.75%	0.50%	42.47%	$14,246.86	$69.70
9	55.13%	0.50%	48.88%	$14,887.97	$72.84
10	62.89%	0.50%	55.58%	$15,557.93	$76.11
Total Gain After Fees and Expenses				$5,557.93
Total Annual Fees and Expenses Paid					$609.89

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

93

Notes

94

Columbia Money Market Funds

For More Information

You’ll find more information about the Columbia Money Market Funds and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Shareholder Communications with the Board

The Funds’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Funds and their policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Funds (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Funds are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Funds are series, is 811-09645.

Columbia Money Market Funds

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138630-0108

Prospectus

January 1, 2008

Columbia Funds

Trust Class Shares

■	Columbia Cash Reserves
■	Columbia Money Market Reserves
■	Columbia Treasury Reserves
■	Columbia Government Reserves
■	Columbia Municipal Reserves
■	Columbia Tax-Exempt Reserves
■	Columbia California Tax-Exempt Reserves
■	Columbia New York Tax-Exempt Reserves

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Funds and may be compensated or incented in connection with the sale of Fund shares. The Funds may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about some of the Money Market Funds (each a Fund and together, the Funds) in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Funds in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of each Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information, and

■	fees and expenses.

This summary is followed by other important information, including:

■	a description of the Funds’ additional investment strategies and policies,

■	a discussion of the Funds’ primary service providers, the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Funds’ Trust Class shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Funds, including:

■	how to buy, sell and exchange shares of the Funds, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of each Fund’s financial information, and

■	hypothetical fee and expense data that shows the costs associated with investing in a Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimension™” section that is meant to give you a “snapshot” of each Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Funds in the Statement of Additional Information (SAI), which includes more detailed information about the Funds’ investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Funds are sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Funds’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Funds’ distributor (the Distributor). Columbia Management Services, Inc. is the Funds’ transfer agent (the Transfer Agent).

The Funds, like all mutual funds, are designed to be a part of a broad and diversified investment portfolio and are not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Funds and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions™
Columbia Cash Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Trust Class: NRSXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk Changing distribution levels risk Interest rate risk

Credit risk

U.S. Government obligations risk Asset-backed securities risk Municipal securities risk Repurchase agreements risk Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

   Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

5

Columbia Cash Reserves

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

6

Columbia Cash Reserves

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue

7

Columbia Cash Reserves

obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Cash Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Trust Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For each Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.87%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.63%
Worst:	2nd quarter 2004:	0.21%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Trust Class Shares	4.86%	2.33%	3.32%

(a)	The inception date of the Fund’s Trust Class shares is May 17, 1999.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Trust Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Trust Class Shares
Management fees(a)	0.25%
Shareholder administration fees	0.10%
Other expenses	0.01%
Total annual Fund operating expenses	0.36%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.30%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Trust Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Trust Class Shares	$31	$110	$196	$450

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Money Market Reserves

FUNDimensions™
Columbia Money Market Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Trust Class: NRTXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk Changing distribution levels risk Interest rate risk

Credit risk

U.S. Government obligations risk Asset-backed securities risk Municipal securities risk Repurchase agreements risk Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

12

Columbia Money Market Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

13

Columbia Money Market Reserves

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans.

Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could

14

Columbia Money Market Reserves

become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

15

Columbia Money Market Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Trust Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For each Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.88%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	1.41%
Worst:	1st quarter 2004:	0.20%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

16

Columbia Money Market Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Trust Class Shares	4.86%	2.31%	3.03%

(a)	The inception date of the Fund’s Trust Class shares is March 22, 2000.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Trust Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

17

Columbia Money Market Reserves

Shareholder Fees (paid directly from your investment)

Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Trust Class Shares
Management fees(a)	0.25%
Shareholder administration fees	0.10%
Other expenses	0.01%
Total annual Fund operating expenses	0.36%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.30%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Trust Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Trust Class Shares	$31	$110	$196	$450

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

18

Columbia Treasury Reserves

FUNDimensions™
Columbia Treasury Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Trust Class: NTTXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Repurchase agreements risk

Reverse repurchase agreements risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

The Fund purchases only first-tier securities, which primarily include U.S. Treasury obligations, repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations, and obligations whose principal and interest are backed by the U.S. Government, and may include other first-tier securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

19

Columbia Treasury Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.

20

Columbia Treasury Reserves

Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Reverse Repurchase Agreements Risk – Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

21

Columbia Treasury Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Trust Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For each Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.69%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.58%
Worst:	2nd quarter 2004:	0.19%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

22

Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Trust Class Shares	4.76%	2.23%	3.16%

(a)	The inception date of the Fund’s Trust Class shares is May 17, 1999.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Trust Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

23

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Trust Class Shares
Management fees(a)	0.25%
Shareholder administration fees	0.10%
Other expenses	0.01%
Total annual Fund operating expenses	0.36%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.30%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Trust Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Trust Class Shares	$31	$110	$196	$450

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

24

Columbia Government Reserves

FUNDimensions™
Columbia Government Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Trust Class: NGOXX
Principal Risks:	Investment strategy risk
Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, with at least 80% of net assets in U.S. Government obligations.

The Fund purchases only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations and may include other first-tier securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

25

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.

26

Columbia Government Reserves

Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

27

Columbia Government Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Trust Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For each Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.78%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.60%
Worst:	2nd quarter 2004:	0.20%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

28

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Trust Class Shares	4.80%	2.25%	3.22%

(a)	The inception date of the Fund’s Trust Class shares is May 17, 1999.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Trust Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

29

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Trust Class Shares
Management fees(a)	0.25%
Shareholder administration fees	0.10%
Other expenses	0.01%
Total annual Fund operating expenses	0.36%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.30%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Trust Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Trust Class Shares	$31	$103	$190	$444

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

30

Columbia Municipal Reserves

FUNDimensions™
Columbia Municipal Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Trust Class: NMSXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Tax-exempt pass-through certificates risk Interest rate risk Credit risk Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

31

Columbia Municipal Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

32

Columbia Municipal Reserves

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

33

Columbia Municipal Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Trust Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For each Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.62%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.03%
Worst:	3rd quarter 2003:	0.17%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

34

Columbia Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Trust Class Shares	3.26%	1.69%	2.22%

(a)	The inception date of the Fund’s Trust Class shares is May 17, 1999.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Trust Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

35

Columbia Municipal Reserves

Shareholder Fees (paid directly from your investment)

Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Trust Class Shares
Management fees(a)	0.25%
Shareholder administration fees	0.10%
Other expenses	0.01%
Total annual Fund operating expenses	0.36%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.30%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Trust Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Trust Class Shares	$31	$110	$196	$450

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

36

Columbia Tax-Exempt Reserves

FUNDimensions™
Columbia Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Trust Class: NTXXX
Principal Risks:	Investment strategy risk
Market risk Money Market Fund risk Changing distribution levels risk Tax-exempt pass-through certificates risk Interest rate risk Credit risk Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

37

Columbia Tax-Exempt Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or

38

Columbia Tax-Exempt Reserves

other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

39

Columbia Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Trust Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For each Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.59%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.03%
Worst:	1st quarter 2004:	0.17%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

40

Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	10 years(a)
Trust Class Shares	3.21%	1.65%	2.46%

(a)	The inception date of the Fund’s Trust Class shares is March 14, 1988.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Trust Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

41

Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Trust Class Shares
Management fees(a)	0.25%
Shareholder administration fees	0.10%
Other expenses	0.01%
Total annual Fund operating expenses	0.36%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.30%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Trust Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Trust Class Shares	$31	$103	$190	$444

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

42

Columbia California Tax-Exempt Reserves

FUNDimensions™
Columbia California Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Trust Class: NATXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Tax-exempt pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

43

Columbia California Tax-Exempt Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to

44

Columbia California Tax-Exempt Reserves

the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

45

Columbia California Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Trust Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For each Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.54%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	0.89%
Worst:	3rd quarter 2003:	0.15%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

46

Columbia California Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Life of Fund(a)
Trust Class Shares	3.16%	1.62%	2.02%

(a)	The inception date of the Fund’s Trust Class shares is May 24, 1999.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Trust Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

47

Columbia California Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Trust Class Shares
Management fees(a)	0.25%
Shareholder administration fees	0.10%
Other expenses	0.01%
Total annual Fund operating expenses	0.36%
Fee waivers and/or reimbursements	(0.06%	)
Total net expenses(b)	0.30%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2008.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Trust Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Trust Class Shares	$31	$110	$196	$450

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

48

Columbia New York Tax-Exempt Reserves

FUNDimensions™
Columbia New York Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Trust Class: NYRXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Tax-exempt pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of New York.

The Fund also may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

49

Columbia New York Tax-Exempt Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to

50

Columbia New York Tax-Exempt Reserves

the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

51

Columbia New York Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Trust Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For each Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 2.58%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2006:	0.83%
Worst:	3rd quarter 2003:	0.18%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

52

Columbia New York Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year	Life of Fund(a)
Trust Class Shares	3.21%	1.67%

(a)	The inception date of the Fund’s Trust Class shares is February 15, 2002.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Trust Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

53

Columbia New York Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Trust Class Shares
Management fees(a)	0.25%
Shareholder administration fees	0.10%
Other expenses	0.06%
Total annual Fund operating expenses	0.41%
Fee waivers and/or reimbursements	(0.11%	)
Total net expenses(b)	0.30%

(a)

The Fund pays an investment advisory fee of 0.15% and administrative fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administrative fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(b)

The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Trust Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Trust Class Shares	$31	$109	$207	$495

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

54

Additional Fund Investment Strategies and Policies

This section describes certain strategies and policies that each Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Funds.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Funds’ Investment Objective and Policies

Each Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Lending Securities

Each Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Funds may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

In addition, more current information concerning the Funds’ portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

Each Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or, if your shares are held through a financial intermediary, contact your intermediary directly.

55

Management of the Funds

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Funds and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2007, the Advisor had assets under management of approximately $377.9 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Funds, determining what securities and other investments the Funds should buy or sell and executing the Funds’ portfolio transactions. Although the Advisor is responsible for the investment management of the Funds, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Funds’ investments.

The Funds pay the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The fee payable to the Advisor is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Funds’ most recent fiscal year, the amount of aggregate advisory fees paid to the Advisor by each Fund is shown in the following chart.

Annual Advisory Fee, as a % of Average Daily Net Assets

Columbia Cash Reserves	0.15%
Columbia Money Market Reserves	0.15%
Columbia Treasury Reserves	0.15%
Columbia Government Reserves	0.15%
Columbia Municipal Reserves	0.15%
Columbia Tax-Exempt Reserves	0.15%
Columbia California Tax-Exempt Reserves	0.15%
Columbia New York Tax-Exempt Reserves	0.15%

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement with the Advisor is available in the Funds’ semi-annual reports to shareholders for the fiscal period ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Funds. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Funds’ needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Funds change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Funds to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Funds to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Funds would inform the Funds’ shareholders of any actions taken in reliance on this relief. Until the Advisor and the Funds obtain this relief, the Funds will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Funds.

56

Management of the Funds

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Funds, including the general supervision of the Funds’ operations, coordination of the Funds service providers, and the provision of office facilities and related clerical and administrative services.

The Funds pay the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of each Fund’s average daily net assets and is paid monthly. The fee payable to the Administrator is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Funds are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Funds pay the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Funds’ behalf.

57

Management of the Funds

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Funds – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Funds for which they are compensated. Bank of America and its affiliates also may provide other services to the Funds and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Funds. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Funds.

Conflicts of interest and limitations that could affect the Funds may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Funds and the sale of their shares;

■	the allocation of, and competition for, investment opportunities among the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Funds invest; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Funds.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Funds and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

58

Management of the Funds

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of

59

Management of the Funds

mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

60

About Trust Class Shares

Description of the Share Class

Share Class Features

The Funds offer one class of shares in this prospectus: Trust Class shares. The Funds may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Trust Class shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Funds’ share classes and how to choose among them.

Trust Class Shares
Eligible Investors and Minimum Initial Investments(a)

Trust Class shares are available to certain financial institutions and intermediaries (for their own accounts, and for certain client accounts for which they act as fiduciary, agent or custodian), including Bank of America and its affiliates; certain other financial institutions and intermediaries, including financial planners and investment advisors; institutional investors; charitable foundations; endowments; and other Columbia Funds in the Columbia Funds Family.

The minimum initial investment amount for Trust Class shares is $250,000.

Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Shareholder Administration Fees	0.10%

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

61

About Trust Class Shares

Shareholder Administration Fees

Pursuant to the shareholder administration plan for Trust Class shares adopted by the Board, each Fund pays the Advisor, the Distributor and/or eligible selling and/or servicing agents a shareholder administration fee in addition to the fees it pays the Administrator for overseeing the administrative operations of the Fund. These fees are calculated monthly and are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual shareholder administration fee (as an annual % of average daily net assets) applicable to the Fund’s Trust Class shares:

Shareholder Administration Fee

Trust Class	0.10%

The Fund will pay these fees to the Advisor, the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder administration plan for Trust Class shares continues. Columbia Funds may reduce or discontinue payments at any time.

62

About Trust Class Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of each Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Funds.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Funds to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of each Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by each Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Funds or a particular share class over others. See Management of the Funds – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

63

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Trust Class shares of Funds at the following times each business day (unless the Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time (Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves).

■	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time (Columbia Government Reserves).

■	12:00 noon Eastern time (Columbia Municipal Reserves and Columbia Tax-Exempt Reserves).

■	11:30 a.m. Eastern time (Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves).

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of a Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Funds.

64

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless a Fund closes early) will be processed as follows:

■

If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Funds, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

65

Buying, Selling and Exchanging Shares

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Funds and their agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if a Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Account Balance Penalties

Columbia Funds may sell your Trust Class shares if the value of your Trust Class shares account falls below $1,000 (other than as a result of depreciation of share value). Alternatively, your Trust Class shares account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Funds from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Funds’ performance.

66

Buying, Selling and Exchanging Shares

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Funds have no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

67

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Trust Class shares are available to certain financial institutions and intermediaries (for their own accounts, and for certain client accounts for which they act as fiduciary, agent or custodian), including Bank of America and its affiliates; certain other financial institutions and intermediaries, including financial planners and investment advisors; institutional investors; charitable foundations; endowments; and other Columbia Funds in the Columbia Funds Family.

Minimum Initial Investments

The minimum initial investment for Trust Class shares is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to buy or hold Trust Class shares.

Minimum Additional Investments

There is no minimum additional investment for Trust Class shares.

Wire Purchases

You may buy Trust Class shares of the Funds by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m.

Eastern time) on the business day the Transfer Agent receives the order (unless the Funds close early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Trust Class shares of the Funds by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	You generally buy Trust Class shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Funds. The Funds don’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Trust Class shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

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Buying, Selling and Exchanging Shares

Electronic Funds Transfer

You may sell Trust Class shares of the Funds and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or through an Automated Clearing House (ACH), Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay the payment of sale proceeds of a Fund for up to seven days or longer under the extraordinary circumstances described in Section 22(e) of the 1940 Act.

Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

Exchanging Shares

You can generally sell shares of the Funds to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Same Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund. No sales charges or other charges will apply to such an exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

69

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Funds intend to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Funds won’t have to pay any federal income tax on undistributed income and gains. The Funds intend to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Funds will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Funds may, however, pay distributions of net investment income more frequently.

Different share classes of the Funds usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Funds generally pay cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

Each Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors). No sales charges apply to the purchase or sales of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of a Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is subject to tax. However, the Funds do not expect to have material amounts of unrealized capital gain. If you buy shares of a Fund when it has capital loss carryforwards, the Fund may be able to use such carryforwards to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders. However, the Funds do not expect to have material amounts of such carryforwards. Furthermore, any such carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

70

Distributions and Taxes

Taxes and Your Investment

The Funds will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. Each Fund, except Columbia California Tax-Exempt Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves and Columbia Tax-Exempt Reserves, expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Funds.

■

Distributions of the Funds’ ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Funds’ net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long a Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves or Columbia New York Tax-Exempt Reserves. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain for federal income tax purposes, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

■

Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will generally not be subject to California state individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts personal income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax.

■	Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

As long as each Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of each of the Funds.

71

Distributions and Taxes

■

Each Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. Your investment in the Funds may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Funds, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

72

Financial Highlights

The financial highlights tables are designed to help you understand how each Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund’s financial statements, are included in each Fund’s annual report. The independent registered public accounting firm’s report and the Funds’ financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Trust Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0507	0.0202		0.0346	0.0148	0.0090	0.0151
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0507)	(0.0202)		(0.0346)	(0.0148)	(0.0090)	(0.0151)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	5.19%	2.04	%(d)	3.52%	1.49%	0.91%	1.53%
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses Before Interest Expense(e)	0.30%	0.30	%(f)	0.30%	0.30%	0.30%	0.30%
Interest Expense	—	—		—	—	—	— (g)
Total Net Expenses(e)	0.30%	0.30	%(f)	0.30%	0.30%	0.30%	0.30%
Net Investment Income(e)	5.07%	4.83	%(f)	3.48%	1.47%	0.91%	1.52%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.07%	0.07%	0.06%	0.06%
Net Assets, End of Period (000’s)	$2,737,087	$3,897,869		$3,711,063	$3,456,700	$4,080,552	$5,005,841

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	Rounds to less than 0.01%.

73

Financial Highlights

Columbia Money Market Reserves – Trust Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0508	0.0202		0.0347	0.0147	0.0088	0.0145
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0508)	(0.0202)		(0.0347)	(0.0147)	(0.0088)	(0.0145)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	5.20%	2.04	%(d)	3.52%	1.48%	0.88%	1.46%
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses Before Interest Expense(e)	0.30%	0.30	%(f)	0.30%	0.30%	0.30%	0.30%
Interest Expense	—	—		—	—	—	—	%(g)
Total Net Expenses(e)	0.30%	0.30	%(f)	0.30%	0.30%	0.30%	0.30%
Net Investment Income(e)	5.08%	4.89	%(f)	3.71%	1.32%	0.88%	1.44%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net Assets, End of Period (000’s)	$64,747	$20,085		$15,325	$10,933	$9,344	$60,342

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	Rounds to less than 0.01%.

74

Financial Highlights

Columbia Treasury Reserves – Trust Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0493	0.0198		0.0335	0.0134	0.0083	0.0140
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0493)	(0.0198)		(0.0335)	(0.0134)	(0.0083)	(0.0140)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	5.04%	2.00	%(d)	3.40%	1.35%	0.84%	1.41%
Ratios to Average Net Assets/ Supplemental Data
Expenses(e)	0.30%	0.30	%(f)	0.30%	0.30%	0.30%	0.30%
Net Investment Income(e)	4.92%	4.74	%(f)	3.35%	1.31%	0.84%	1.42%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net Assets, End of Period (000’s)	$706,054	$753,036		$658,693	$656,083	$808,567	$908,826

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

75

Financial Highlights

Columbia Government Reserves – Trust Class Shares

	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0498	0.0200		0.0338	0.0142	0.0085	0.0141
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0498)	(0.0200)		(0.0338)	(0.0142)	(0.0085)	(0.0141)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b)(c)	5.10%	2.01	%(d)	3.43%	1.43%	0.86%	1.42%
Ratios to Average Net Assets/ Supplemental Data
Expenses(e)	0.30%	0.30	%(f)	0.30%	0.30%	0.30%	0.30%
Net Investment Income(e)	4.98%	4.76	%(f)	3.44%	1.50%	0.86%	1.38%
Waiver/Reimbursement	0.06%	0.07	%(f)	0.07%	0.07%	0.06%	0.07%
Net Assets, End of Period (000’s)	$207,516	$300,750		$387,210	$250,281	$292,272	$380,478

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

76

Financial Highlights

Columbia Municipal Reserves – Trust Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0341		0.0139		0.0246		0.0118	0.0079	0.0117
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0341)		(0.0139)		(0.0246)		(0.0118)	(0.0079)	(0.0117)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	3.46%		1.40	%(d)	2.49%		1.18%	0.80%	1.18%
Ratios to Average Net Assets/ Supplemental Data
Expenses	0.30	%(e)	0.30	%(e)(f)	0.30	%(e)	0.30%	0.30%	0.30%
Net Investment Income	3.40	%(e)	3.31	%(e)(f)	2.49	%(e)	1.16%	0.78%	1.13%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.08%
Net Assets, End of Period (000’s)	$419,275		$551,810		$520,422		$407,159	$477,139	$505,903

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

77

Financial Highlights

Columbia Tax-Exempt Reserves – Trust Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0337		0.0137		0.0241		0.0115	0.0076	0.0113
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0337)		(0.0137)		(0.0241)		(0.0115)	(0.0076)	(0.0113)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	3.42%		1.38	%(d)	2.44%		1.15%	0.76%	1.14%
Ratios to Average Net Assets/ Supplemental Data
Expenses	0.30	%(e)	0.30	%(e)(f)	0.30	%(e)	0.30%	0.30%	0.30%
Net Investment Income	3.37	%(e)	3.27	%(e)(f)	2.43	%(e)	1.15%	0.74%	1.03%
Waiver/Reimbursement	0.06%		0.07	%(f)	0.07%		0.08%	0.07%	0.08%
Net Assets End, of Period (000’s)	$3,230,990		$2,684,441		$2,475,660		$2,052,864	$2,028,564	$2,411,508

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

78

Financial Highlights

Columbia California Tax-Exempt Reserves – Trust Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0330		0.0135		0.0240		0.0113	0.0073	0.0105
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0330)		(0.0135)		(0.0240)		(0.0113)	(0.0073)	(0.0105)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	3.35%		1.36	%(d)	2.42%		1.14%	0.74%	1.07%
Ratios to Average Net Assets/ Supplemental Data
Expenses	0.30	%(e)	0.30	%(e)(f)	0.30	%(e)	0.30%	0.30%	0.30%
Net Investment Income	3.30	%(e)	3.22	%(e)(f)	2.41	%(e)	1.15%	0.73%	1.05%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.07%
Net Assets, End of Period (000’s)	$525,007		$517,340		$470,430		$339,137	$294,225	$435,253

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Annualized.

79

Financial Highlights

Columbia New York Tax-Exempt Reserves – Trust Class Shares

	Year Ended August 31, 2007		Period Ended August 31, 2006(a)		Year Ended March 31, 2006		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations
Net Investment Income	0.0336		0.0137		0.0241		0.0115	0.0080	0.0112
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0336)		(0.0137)		(0.0241)		(0.0115)	(0.0080)	(0.0112)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	3.41%		1.38	%(d)	2.43%		1.16%	0.81%	1.13%
Ratios to Average Net Assets/ Supplemental Data
Expenses	0.30	%(e)	0.30	%(e)(f)	0.30	%(e)	0.30%	0.30%	0.23%
Net Investment Income	3.36	%(e)	3.27	%(e)(f)	2.46	%(e)	1.23%	0.83%	1.17%
Waiver/Reimbursement	0.11%		0.14	%(f)	0.14%		0.33%	0.27%	0.65%
Net Assets, End of Period (000’s)	$40,066		$31,364		$27,216		$12,627	$15,931	$17,021

(a)	The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Annualized.

80

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Trust Class shares of each Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each share class, which are the same as those stated in the Annual Fund Operating Expense table, are presented in the charts and are net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Trust Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.30%	4.70%	$10,470.00	$30.71
2	10.25%	0.36%	9.56%	$10,955.81	$38.57
3	15.76%	0.36%	14.64%	$11,464.16	$40.36
4	21.55%	0.36%	19.96%	$11,996.09	$42.23
5	27.63%	0.36%	25.53%	$12,552.71	$44.19
6	34.01%	0.36%	31.35%	$13,135.16	$46.24
7	40.71%	0.36%	37.45%	$13,744.63	$48.38
8	47.75%	0.36%	43.82%	$14,382.38	$50.63
9	55.13%	0.36%	50.50%	$15,049.72	$52.98
10	62.89%	0.36%	57.48%	$15,748.03	$55.44
Total Gain After Fees and Expenses				$5,748.03
Total Annual Fees and Expenses Paid					$449.73

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

81

Hypothetical Fees and Expenses

Columbia Money Market Reserves – Trust Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.30%	4.70%	$10,470.00	$30.71
2	10.25%	0.36%	9.56%	$10,955.81	$38.57
3	15.76%	0.36%	14.64%	$11,464.16	$40.36
4	21.55%	0.36%	19.96%	$11,996.09	$42.23
5	27.63%	0.36%	25.53%	$12,552.71	$44.19
6	34.01%	0.36%	31.35%	$13,135.16	$46.24
7	40.71%	0.36%	37.45%	$13,744.63	$48.38
8	47.75%	0.36%	43.82%	$14,382.38	$50.63
9	55.13%	0.36%	50.50%	$15,049.72	$52.98
10	62.89%	0.36%	57.48%	$15,748.03	$55.44
Total Gain After Fees and Expenses				$5,748.03
Total Annual Fees and Expenses Paid					$449.73

Columbia Treasury Reserves – Trust Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.30%	4.70%	$10,470.00	$30.71
2	10.25%	0.36%	9.56%	$10,955.81	$38.57
3	15.76%	0.36%	14.64%	$11,464.16	$40.36
4	21.55%	0.36%	19.96%	$11,996.09	$42.23
5	27.63%	0.36%	25.53%	$12,552.71	$44.19
6	34.01%	0.36%	31.35%	$13,135.16	$46.24
7	40.71%	0.36%	37.45%	$13,744.63	$48.38
8	47.75%	0.36%	43.82%	$14,382.38	$50.63
9	55.13%	0.36%	50.50%	$15,049.72	$52.98
10	62.89%	0.36%	57.48%	$15,748.03	$55.44
Total Gain After Fees and Expenses				$5,748.03
Total Annual Fees and Expenses Paid					$449.73

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

82

Hypothetical Fees and Expenses

Columbia Government Reserves – Trust Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.30%	4.70%	$10,470.00	$30.71
2	10.25%	0.30%	9.62%	$10,962.09	$32.15
3	15.76%	0.36%	14.71%	$11,470.73	$40.38
4	21.55%	0.36%	20.03%	$12,002.97	$42.25
5	27.63%	0.36%	25.60%	$12,559.91	$44.21
6	34.01%	0.36%	31.43%	$13,142.69	$46.26
7	40.71%	0.36%	37.53%	$13,752.51	$48.41
8	47.75%	0.36%	43.91%	$14,390.63	$50.66
9	55.13%	0.36%	50.58%	$15,058.35	$53.01
10	62.89%	0.36%	57.57%	$15,757.06	$55.47
Total Gain After Fees and Expenses				$5,757.06
Total Annual Fees and Expenses Paid					$443.51

Columbia Municipal Reserves – Trust Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.30%	4.70%	$10,470.00	$30.71
2	10.25%	0.36%	9.56%	$10,955.81	$38.57
3	15.76%	0.36%	14.64%	$11,464.16	$40.36
4	21.55%	0.36%	19.96%	$11,996.09	$42.23
5	27.63%	0.36%	25.53%	$12,552.71	$44.19
6	34.01%	0.36%	31.35%	$13,135.16	$46.24
7	40.71%	0.36%	37.45%	$13,744.63	$48.38
8	47.75%	0.36%	43.82%	$14,382.38	$50.63
9	55.13%	0.36%	50.50%	$15,049.72	$52.98
10	62.89%	0.36%	57.48%	$15,748.03	$55.44
Total Gain After Fees and Expenses				$5,748.03
Total Annual Fees and Expenses Paid					$449.73

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

83

Hypothetical Fees and Expenses

Columbia Tax-Exempt Reserves – Trust Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.30%	4.70%	$10,470.00	$30.71
2	10.25%	0.30%	9.62%	$10,962.09	$32.15
3	15.76%	0.36%	14.71%	$11,470.73	$40.38
4	21.55%	0.36%	20.03%	$12,002.97	$42.25
5	27.63%	0.36%	25.60%	$12,559.91	$44.21
6	34.01%	0.36%	31.43%	$13,142.69	$46.26
7	40.71%	0.36%	37.53%	$13,752.51	$48.41
8	47.75%	0.36%	43.91%	$14,390.63	$50.66
9	55.13%	0.36%	50.58%	$15,058.35	$53.01
10	62.89%	0.36%	57.57%	$15,757.06	$55.47
Total Gain After Fees and Expenses				$5,757.06
Total Annual Fees and Expenses Paid					$443.51

Columbia California Tax-Exempt Reserves – Trust Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.30%	4.70%	$10,470.00	$30.71
2	10.25%	0.36%	9.56%	$10,955.81	$38.57
3	15.76%	0.36%	14.64%	$11,464.16	$40.36
4	21.55%	0.36%	19.96%	$11,996.09	$42.23
5	27.63%	0.36%	25.53%	$12,552.71	$44.19
6	34.01%	0.36%	31.35%	$13,135.16	$46.24
7	40.71%	0.36%	37.45%	$13,744.63	$48.38
8	47.75%	0.36%	43.82%	$14,382.38	$50.63
9	55.13%	0.36%	50.50%	$15,049.72	$52.98
10	62.89%	0.36%	57.48%	$15,748.03	$55.44
Total Gain After Fees and Expenses				$5,748.03
Total Annual Fees and Expenses Paid					$449.73

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

84

Hypothetical Fees and Expenses

Columbia New York Tax-Exempt Reserves – Trust Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.30%	4.70%	$10,470.00	$30.71
2	10.25%	0.30%	9.62%	$10,962.09	$32.15
3	15.76%	0.41%	14.65%	$11,465.25	$45.98
4	21.55%	0.41%	19.92%	$11,991.50	$48.09
5	27.63%	0.41%	25.42%	$12,541.91	$50.29
6	34.01%	0.41%	31.18%	$13,117.59	$52.60
7	40.71%	0.41%	37.20%	$13,719.69	$55.02
8	47.75%	0.41%	43.49%	$14,349.42	$57.54
9	55.13%	0.41%	50.08%	$15,008.06	$60.18
10	62.89%	0.41%	56.97%	$15,696.93	$62.95
Total Gain After Fees and Expenses				$5,696.93
Total Annual Fees and Expenses Paid					$495.51

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

85

Notes

86

Columbia Money Market Funds

For More Information

You’ll find more information about the Columbia Money Market Funds and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Shareholder Communications with the Board

The Funds’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Funds and their policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Funds (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Funds are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Funds are series, is 811-09645.

Columbia Money Market Funds

Prospectus, January 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/138725-0108

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Class A Shares, Class B Shares, Class C Shares, Daily Class

    Shares, Class Z Shares, Marsico Shares, G-Trust Shares,

    Retail A Shares, Adviser Class Shares, Capital Class Shares,

    Institutional Class Shares, Investor Class Shares, Liquidity

    Class Shares and Trust Class Shares

STATEMENT OF ADDITIONAL INFORMATION

January 1, 2008

Money Market Funds
Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Reserves
Columbia Government Plus Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Funds’ prospectuses dated January 1, 2008. The most recent annual reports for the Funds, which include the Funds’ audited financial statements dated August 31, 2007 are incorporated by reference into this SAI.

Copies of the Funds’ current prospectuses and annual and semi-annual reports may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds website at www.columbiafunds.com.

INT-39/138633-0108

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by accessing the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administration Agreement	The administration agreement between the Trust, on behalf of the Funds, and the Administrator

Administrator	Columbia Management Advisors, LLC

Advisor	Columbia Management Advisors, LLC

AMEX	American Stock Exchange

BAI	Banc of America Investment Services, Inc.

BAS	Banc of America Securities LLC

Bank of America	Bank of America Corporation

Glossary

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

California Tax-Exempt Reserves	Columbia California Tax-Exempt Reserves

Cash Reserves	Columbia Cash Reserves

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended

Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc., as that term is defined under Item 12 of Form N-1A

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc.

Connecticut Municipal Reserves	Columbia Connecticut Municipal Reserves

Custodian	State Street Bank and Trust Company

Distributor	Columbia Management Distributors, Inc.

Distribution Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

Fitch	Fitch Investors Service, Inc.

FNMA	Federal National Mortgage Association

The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust

Government Reserves	Columbia Government Reserves

Government Plus Reserves	Columbia Government Plus Reserves

GNMA	Government National Mortgage Association

Independent Trustees	The Trustees of the Board who are not “interested persons” of the Funds as defined in the 1940 Act

Glossary

Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor

IRS	United States Internal Revenue Service

LIBOR	London Interbank Offered Rate

Massachusetts Municipal Reserves	Columbia Massachusetts Municipal Reserves

Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family

Money Market Reserves	Columbia Money Market Reserves

Moody’s	Moody’s Investors Service, Inc.

Municipal Reserves	Columbia Municipal Reserves

NASDAQ	National Association of Securities Dealers Automated Quotations system

New York Tax-Exempt Reserves	Columbia New York Tax-Exempt Reserves

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NSCC	National Securities Clearing Corporation

NYSE	New York Stock Exchange

Prime Reserves	Columbia Prime Reserves

Principal Underwriter	Columbia Management Distributors, Inc.

REIT	Real estate investment trust

RIC	A “regulated investment company,” as such term is used in the Internal Revenue Code of 1986, as amended

S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Glossary

Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

Tax-Exempt Reserves	Columbia Tax-Exempt Reserves

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Funds, and Columbia Management Services, Inc.

Transfer Agent	Columbia Management Services, Inc.

Treasury Reserves	Columbia Treasury Reserves

The Trust	Columbia Funds Series Trust, the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes, and the Advisor had approximate assets under management of $377.9 billion as of September 30, 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

On or about that same day, the names of certain of the Funds were changed as follows: Nations California Tax-Exempt Reserves to Columbia California Tax-Exempt Reserves, Nations Cash Reserves to Columbia Cash Reserves, Nations Government Reserves to Columbia Government Reserves, Nations Money Market Reserves to Columbia Money Market Reserves, Nations Municipal Reserves to Columbia Municipal Reserves, Nations New York Tax-Exempt Reserves to Columbia New York Tax-Exempt Reserves, Nations Tax-Exempt Reserves to Columbia Tax-Exempt Reserves, Nations Treasury Reserves to Columbia Treasury Reserves.

Prior to November 21, 2005 (the Government Plus Reorganization Date), Government Plus Reserves was organized as a series of the Galaxy Fund, a Massachusetts business trust (the Predecessor Trust). The information provided for Government Plus Reserves in this SAI for periods prior to the Government Plus Reorganization Date relates to the corresponding series of the Predecessor Trust. Prior to November 23, 2005 (the Reorganization Date), Prime Reserves, Connecticut Municipal Reserves and Massachusetts Municipal Reserves were organized as series of the Predecessor Trust. The information provided for Prime Reserves, Connecticut Municipal Reserves and Massachusetts Municipal Reserves in this SAI for periods prior to the Reorganization Date relates to corresponding series of the Predecessor Trust. The chart below indicates the series of the Predecessor Trust (the Predecessor Funds) that are the accounting survivors of the Funds, as applicable.

Fund	Predecessor Fund(s)
Connecticut Municipal Reserves	Galaxy Connecticut Municipal Money Market Fund
Massachusetts Municipal Reserves	Galaxy Massachusetts Municipal Money Market Fund
Government Plus Reserves	Galaxy Institutional Government Money Market Fund Galaxy Government Money Market Fund
Prime Reserves	Galaxy Institutional Money Market Fund

Each of the Funds in the Trust represents a separate series of the Trust and, except for California Tax-Exempt Reserves, Connecticut Municipal Reserves, Massachusetts Municipal Reserves and New York Tax-Exempt Reserves, is an open-end diversified management investment company. Each of the Funds has a fiscal year end of August 31st.
Prior to August 2006, California Tax-Exempt Reserves, Cash Reserves, Government Reserves, Money Market Reserves, Municipal Reserves, New York Tax-Exempt Reserves, Tax-Exempt Reserves and Treasury Reserves had a fiscal year end of March 31st. Prior to August 2006, Connecticut Municipal Reserves and Massachusetts Municipal Reserves had a fiscal year end of May 31st. Prior to August 2006, Government Plus Reserves and Prime Reserves had a fiscal year end of October 31st.

ABOUT THE FUNDS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of a Fund’s total assets) and related principal investment risks for each Fund are discussed in each Fund’s prospectuses.

Certain Investment Activity Limits

The overall investment and other activities of the Advisor and its affiliates may limit the investment opportunities for each Fund in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services — Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may only be changed with Board and shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

1.	Each Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

2.	Each Fund may not purchase or sell real estate, except each Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Each Fund may not purchase or sell commodities, except that each Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.

Each Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

5.	Each Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6.	Each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Each Fund, except California Tax-Exempt Reserves, Connecticut Municipal Reserves, Massachusetts Municipal Reserves and New York Tax-Exempt Reserves, may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

8.	Under normal circumstances,

•	Municipal Reserves will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax.

•	Tax-Exempt Reserves will invest at least 80% of its assets in securities that pay interest exempt from federal income tax.

•

California Tax-Exempt Reserves and New York Tax-Exempt Reserves will each invest at least 80% of its assets in securities that pay interest exempt from federal income tax and such state’s individual income tax.

•

Massachusetts Municipal Reserves will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Massachusetts municipal securities, which are securities issued by or on behalf of the Commonwealth of Massachusetts and other government issuers (and may include issuers located outside Massachusetts) and that pay interest which is exempt from both federal regular income tax and Massachusetts individual income tax (“Massachusetts Municipal Securities”).

•

Connecticut Municipal Reserves will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Connecticut municipal securities, which are securities issued by or on behalf of the State of Connecticut and other governmental issuers (and may include issuers located outside Connecticut) and that pay interest which is exempt from both federal regular income tax and the Connecticut state income tax on individuals, trusts and estates.

Non-Fundamental Investment Policies

1.	The Funds may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of a Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	Each Fund may not invest more than 10% of its net assets in illiquid securities.

3.	The Funds may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	California Tax-Exempt Reserves, Connecticut Municipal Reserves, Massachusetts Municipal Reserves and New York Tax-Exempt Reserves may not purchase securities of any one issuer (other than U.S. Government obligations and securities of other investment companies) if, immediately following such purchase, more than 25% of the value of a Fund’s total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund’s total assets, more than 5% of its assets would be invested in the securities of one issuer.

5.	To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to a Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by the Advisor may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, each Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Permissible Investments and Related Risks

Each Fund’s prospectuses identify and summarize the individual types of securities in which the Fund invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for each Fund the types of securities in which it is permitted to invest, including those described in each Fund’s prospectuses. A Fund generally has the ability to invest 10% or more of its total assets in the types of securities described in its prospectuses. To the extent a type of security identified below for a Fund is not described in a Fund’s prospectuses, the Fund generally invests less than 10% of the Fund’s total assets in such security type.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies. Given that the Funds are money market funds, each Fund’s investments in securities are subject to the limitations set forth in Rule 2a-7 under the 1940 Act.

Permissible Fund Investments

Investment Type	California Tax-Exempt Reserves	Cash Reserves	Connecticut Municipal Reserves	Government Reserves	Government Plus Reserves	Massachusetts Municipal Reserves	Money Market Reserves	Municipal Reserves	New York Tax-Exempt Reserves	Prime Reserves	Tax-Exempt Reserves	Treasury Reserves
Asset-Backed Securities		✓					✓			✓

Bank Obligations (Domestic and Foreign)	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Corporate Debt Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign Securities		✓					✓			✓

Guaranteed Investment Contracts (Funding Agreements)	✓	✓	✓			✓	✓	✓	✓	✓	✓

Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Municipal Securities	✓	✓	✓			✓	✓	✓	✓	✓	✓

Participation Interests	✓	✓	✓			✓	✓	✓	✓	✓	✓

Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Stripped Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Asset-Backed Securities

Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans, or securities, backed by these types of loans and others such as mortgage loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. These securities, in turn, are either privately placed or publicly offered. One example of an asset-backed security is a structured investment vehicle (SIV). A SIV is an investment vehicle which buys high rated, long-dated assets using funding from a combination of commercial paper, medium-term notes and capital notes.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets. Credit Risk reflects the risk that a holder of asset-backed securities, backed by pools of receivables such as mortgage loans, may not receive all or part of its principal because the issuer, any credit enhancer and/or an underlying obligor has defaulted on its obligations. Credit risk is increased for asset-backed securities that are subordinated to another security (i.e., if the holder of an asset-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, banker’s acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. A Fund’s ability to invest in foreign bank obligations is contingent upon its ability to invest in foreign securities as a general matter.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Banker’s acceptances are time drafts drawn on and accepted by banks and are a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the Federal Deposit Insurance Company (FDIC) up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed, variable or floating rates of interest. At the time of purchase, a Fund generally invests in high quality corporate debt securities that have received a rating in one of the two highest short-term rating categories from at least two NRSROs. However, a Fund may purchase instruments that are not rated if, in the opinion of the Advisor, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Fund. Like all Fund investments, a Fund may purchase unrated instruments only if they are purchased in accordance with Rule 2a-7 under the 1940 Act as well as the Funds’ procedures for complying with Rule 2a-7. In the event that a portfolio security of a Fund is subject to a credit rating downgrade, the Advisor and the Board consider all circumstances deemed relevant in determining whether to continue to hold the security.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; CMOs; stripped securities; warrants; swap agreements and swaptions.

A Fund, as applicable, may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolios securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

Subject to the limitations of Rule 2a-7 under the 1940 Act, a Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity- and Currency- and Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500 Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities. At maturity, the principal amount of an equity-linked debt security is often exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

Foreign Securities

Cash Reserves’ investments in foreign securities include U.S. dollar denominated high quality, short-term debt obligations of foreign issuers. Foreign securities include securities that the Advisor determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. The Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the

U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. The Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which would reduce the Fund’s return on these securities. Other risks include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by a Fund consistent with SEC staff’s current guidance and interpretations which provide that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be illiquid securities. The Fund has adopted a non-fundamental policy that provides that the Fund may not invest more than 10% of its net assets in illiquid securities. The Fund’s compliance with this policy is determined at the time of acquisition of a security. General market or financial conditions, or factors specific to one or more issuers, industries, sectors or categories of securities, may result in securities that were liquid when acquired becoming illiquid securities and vice versa and in the Fund exceeding the percentage limitation described above.

The degree of liquidity of any portfolio security held by the Fund may be a factor relevant to the value of a security. The percentage of illiquid securities in the Fund’s portfolio also may impact the Fund’s ability to pay redemption proceeds within the normal time period for payment stated in the Prospectus. In addition, large redemptions may cause the percentage of illiquid securities to increase if the Fund sells liquid securities to fund the redemptions.

Investments in Other Investment Companies

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund from the SEC.

The 1940 Act generally requires that a Fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by companies controlled by the Fund. Such other investment companies may include ETFs, which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry to which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds, including the Money Market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services — Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; and (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority.

Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes (but not necessarily for alternative minimum tax purposes). Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Advisor to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings.

The Funds purchase municipal securities whose interest, in the opinion of bond counsel for the borrower, is ordinarily excluded from gross income for federal income tax purposes. The opinion of bond counsel may assert that such interest is not an item of tax preference for the purposes of the alternative minimum tax or is exempt from certain state or local taxes. There is no assurance that applicable taxing authorities will agree with this opinion. In the event, for example, that the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result reporting such income as taxable.

For more information about the Supreme Court’s decision to hear a state court decision that could significantly impact the tax treatment of municipal bonds, see Taxation — Tax Development Risk. For more information about the economic conditions, legal matters and key risks associated with investments in certain states, see Appendix C.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest.

Loan participations also are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income Clearing Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delays and costs in selling the underlying security, or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Stripped Securities

Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the Securities Exchange Act of 1934, as amended, and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. TIGRS are Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating rate obligation defaults, a Fund could sustain a loss to the extent of such default. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in such Fund’s portfolios.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments — Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Funds participate in an uncommitted line of credit (Line of Credit). Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely sale of portfolio securities. It is possible that a Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

As noted above under the heading About the Funds’ Investments — Exemptive Orders, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Lending Securities

Securities lending refers to the lending of a Fund’s portfolio securities. Subject to its investment policies described above and in the prospectuses, a Fund may make secured loans of its portfolio securities to broker/dealers and other institutional investors. Securities loans are made pursuant to agreements that require that loans be secured continuously by collateral in cash or short-term debt obligations at least equal to the value of the securities loaned. A Fund retains all or a portion of the interest received on investment of cash collateral, or receives a fee from the borrower where collateral is provided in the form of short-term debt obligations. A borrower will pay to a Fund an amount equal to any dividends or interest received on securities loaned, but a Fund typically will pay for lending fees and related expenses from interest earned on investments of cash collateral. Although voting rights, or rights to consent, with respect to loaned securities pass to a borrower, a Fund retains the right to call the loans at any time on reasonable notice, and may do so in order to vote upon matters affecting, or to sell, the loaned securities.

Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default. There also is a risk of possible delay in the recovery of loaned securities or possible loss of rights in the collateral if a borrower fails financially.

Temporary Defensive Positions

Each Fund may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

See also About the Funds’ Investments — Permissible Investments and Related Risks—Money Market Instruments.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Columbia Funds’ portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Columbia Funds’ portfolio securities is in the best interests of Columbia Fund shareholders and to address conflicts between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other. These policies and procedures provide that Columbia Funds portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Columbia Funds’ website, if applicable, or (ii) the time a Columbia Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The board will be updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit the Advisor and the Columbia Funds’ other service providers from entering into any agreement to disclose Columbia Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Fund(s) covered by this SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Columbia Funds’ portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Columbia Funds’ website. This information is available on the Columbia Funds’ website as described below.

•	For equity, convertible, balanced and asset allocation Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Columbia Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately 5 business days after such month-end.

Certain Columbia Funds also disclose their largest holdings, as a percent of the market values of the Columbia Funds’ portfolios, as of a month-end on their website, generally within 15 calendar days after such month-end. In general, the equity Columbia Funds post their largest 10-15 holdings, the balanced Columbia Funds post their largest 5 equity holdings, and certain fixed income Columbia Funds post their top 5-15 holdings.

The Funds may also disclose more current portfolio holdings information as of specified dates on the Columbia Funds’ website.

The scope of the information that is made available on the Columbia Funds website pursuant to the Columbia Funds policies relating to a Columbia Fund’s portfolio may change from time to time without prior notice.

The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year). Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 800.SEC.0330 for information about the SEC’s website or the operation of the public reference room.

With respect to variable insurance trusts in the Columbia Funds Family, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

The Columbia Funds, the Advisor and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President and Chief Executive Officer authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Advisor; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include each Columbia Fund’s sub-advisor(s) (if any), the Columbia Funds’ independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President and Chief Executive Officer. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use for trade reconciliation purposes.	Daily

Standard & Poor’s	None	Use to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time
ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc

Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
JP Morgan	None	Access to provide the Advisor’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE

Malaspina Communications	None	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letter and management’s discussion of Columbia Fund performance.	Quarterly

Data Communique	None	Use to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly

Evare LLP	None	Use for standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily

Factset Data Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Advisor.	Daily

RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly

Merrill and Bowne	None	Access as printers for the Columbia Funds’ prospectuses, supplements and SAIs.	Monthly

Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly

Citigroup	None	Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Advisor uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily

Mellon Analytical Solutions	None	Use to provide portfolio characteristics to assist in performance reviews and reporting.	Monthly

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Eagle Investment Systems Corp./ FT Interactive Systems Corp	None	Eagle is the Portfolio Accounting System for Causeway Capital Management LLC, the investment sub-advisor to certain of the Columbia Funds (Causeway).	Daily

Bloomberg Trade Order Management System	None	Bloomberg is the portfolio trading system for Causeway; holdings data needs is loaded into Bloomberg.	Daily

Institutional Shareholder Services (ISS)	None	ISS is a proxy voting research and record keeping service used by Causeway to vote proxies for certain of the Columbia Funds. ISS needs the portfolio holdings to provide Causeway with proxy ballots, research and record keeping services so that Causeway may timely and accurately vote and record proxies for certain of the Columbia Funds.	Daily

Cogent Consulting LLC	None	To facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily

Moody’s	None	Ongoing portfolio surveillance for ratings they maintain on the Money Market Funds.	Monthly

INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of Columbia Management Group, LLC, which is the primary investment division of Bank of America. The Advisor and Columbia Management Group, LLC are located at 100 Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Investment Advisory Agreement, the Advisor is responsible for the overall management and supervision of the investment management of each Fund. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, the Advisor shall not be subject to liability to the Trust or to the Funds for any act or omission in the course of, or connected with, rendering services thereunder.

The Investment Advisory Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Advisory Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Investment Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor pays all salaries of officers of the Trust, except for the CCO, a portion of whose salary is paid by the Columbia Funds. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, shareholder servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

Advisory Fee Rates and Fees Paid

The Funds pay the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Fund — Primary Service Providers in each Fund’s prospectuses. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. For purposes of determining the investment advisory fee breakpoint level, “Assets” are the sum of the assets of California Tax-Exempt Reserves, Cash Reserves, Connecticut Municipal Reserves, Government Reserves, Massachusetts Municipal Reserves, Money Market Reserves, Municipal Reserves, New York Tax-Exempt Reserves, Tax-Exempt Reserves, Treasury Reserves, Government Plus Reserves and Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund). The Advisor also may pay amounts from its own assets to the Distributor and/or to selling and/or servicing agents for services they provide.

The Advisor received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal periods.

Advisory Fees Paid by the Funds
Fund	Fiscal Year Ended August 31, 2007	Fiscal Period Ended August 31, 2006*	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
California Tax-Exempt Reserves
Advisory Fee Paid	$5,627,435	$2,202,811	$4,311,514	$3,068,881
Amount Waived by the Advisor	$553,487	$440,562	$862,303	$613,776
Amount Reimbursed by the Advisor	$586,811	$492,619	$1,000,828	$1,010,595
Cash Reserves
Advisory Fee Paid	$92,886,275	$39,685,049	$82,081,496	$79,985,439
Amount Waived by the Advisor	$9,223,455	$7,937,010	$16,416,380	$15,997,088
Amount Reimbursed by the Advisor	$12,031,372	$8,567,906	$19,408,160	$18,907,787
Government Reserves
Advisory Fee Paid	$8,413,337	$3,272,020	$6,876,801	$5,948,097
Amount Waived by the Advisor	$826,182	$654,404	$1,375,539	$1,189,619
Amount Reimbursed by the Advisor	$1,167,949	$914,116	$1,715,786	$1,628,420
Money Market Reserves
Advisory Fee Paid	$32,291,738	$10,432,579	$20,111,601	$15,329,132
Amount Waived by the Advisor	$3,171,510	$2,086,516	$4,022,070	$3,065,826
Amount Reimbursed by the Advisor	$2,782,982	$2,431,837	$4,348,428	$3,769,872
Municipal Reserves
Advisory Fee Paid	$12,229,146	$4,999,834	$9,569,187	$7,995,163
Amount Waived by the Advisor	$1,186,193	$999,967	$1,913,836	$1,599,033
Amount Reimbursed by the Advisor	$1,291,199	$990,329	$2,191,608	$2,510,805
New York Tax-Exempt Reserves
Advisory Fee Paid	$515,431	$176,597	$274,968	$133,019
Amount Waived by the Advisor	—	—	—	—
Amount Reimbursed by the Advisor	$273,163	$169,692	$263,365	$294,863
Tax-Exempt Reserves
Advisory Fee Paid	$7,520,986	$3,204,177	$5,553,568	$4,451,902
Amount Waived by the Advisor	$707,704	$640,835	$1,110,714	$890,380
Amount Reimbursed by the Advisor	$849,141	$798,873	$1,498,918	$1,552,161
Treasury Reserves
Advisory Fee Paid	$23,554,296	$8,522,882	$17,424,708	$13,752,131
Amount Waived by the Advisor	$2,224,697	$1,704,576	$3,484,941	$2,750,426
Amount Reimbursed by the Advisor	$1,843,356	$1,551,597	$3,707,328	$3,528,974

*	Fees paid are shown from April 1, 2006 through August 31, 2006.

Advisory Fees Paid by the Funds
Fund	Fiscal Year Ended August 31, 2007	Fiscal Period Ended August 31, 2006*	Fiscal Year Ended May 31, 2006	Fiscal Year Ended May 31, 2005**
Connecticut Municipal Reserves
Advisory Fee Paid	$254,216	$44,601	$295,558	$826,845
Amount Waived by the Advisor	$22,611	$8,920	$16,796	$7,800
Amount Reimbursed by the Advisor	$277,876	$88,770	$126,006	—
Massachusetts Municipal Reserves
Advisory Fee Paid	$424,398	$85,630	$476,576	$1,164,259
Amount Waived by the Advisor	$39,516	$17,126	$29,484	$19,961
Amount Reimbursed by the Advisor	$285,852	$93,300	$112,198	—

*	Fees paid are shown from June 1, 2006 through August 31, 2006.
**	Fees paid by the Funds’ respective Galaxy Fund Predecessor Funds.

Advisory Fees Paid by the Funds

Fund	Fiscal Year Ended August 31, 2007	Fiscal Period Ended August 31, 2006*	Fiscal Year Ended October 31, 2005**	Fiscal Year Ended October 31, 2004**
Prime Reserves
Advisory Fee Paid	$12,538,987	$5,790,246	$6,921,775	$9,868,953
Amount Waived by the Advisor	$5,006,410	$3,184,635	$3,877,983	$5,832,151
Amount Reimbursed by the Advisor	$313,465	$331,558	—	—
Government Plus Reserves
Advisory Fee Paid	$1,199,450	$1,161,343	$1,324,351	$1,626,791
Amount Waived by the Advisor	$510,221	$638,739	$760,518	$978,987
Amount Reimbursed by the Advisor	$141,113	$65,852	—	—

*	Fees paid are only shown from November 1, 2005 through August 31, 2006.
**	Fees paid by the Funds’ respective Galaxy Fund Predecessor Funds.

The Administrator

Columbia Management Advisors, LLC (which is also the Advisor) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund; (iii) prepare and, if applicable, file all documents required for compliance by each Fund with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of each Fund’s other third party service providers; and (vi) maintain certain books and records of each Fund.

Administration Fee Rates and Fees Paid

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below. For purposes of determining the administration fee breakpoint level, “Assets” are the sum of the assets of California Tax-Exempt Reserves, Cash Reserves, Connecticut Municipal Reserves, Government Reserves, Massachusetts Municipal Reserves, Money Market Reserves, Municipal Reserves, New York Tax-Exempt Reserves, Tax-Exempt Reserves, Treasury Reserves, Government Plus Reserves and Prime Reserves and certain series of Excelsior Funds, Inc. (Government Money Fund, Money Fund and Treasury Money Fund) and Excelsior Tax-Exempt Funds, Inc. (New York Tax-Exempt Money Fund and Tax-Exempt Money Fund).

Administration Fee Rates

Fund	Administration Fee Rate, as a % of Average Daily Net Assets
California Tax-Exempt Reserves	• 0.10% up to $125 billion • 0.05% in excess of $125 billion and up to $175 billion • 0.02% in excess of $175 billion

Cash Reserves	• 0.10% up to $125 billion • 0.05% in excess of $125 billion and up to $175 billion • 0.02% in excess of $175 billion

Municipal Reserves	• 0.10% up to $125 billion • 0.05% in excess of $125 billion and up to $175 billion • 0.02% in excess of $175 billion

Government Reserves	• 0.10% up to $125 billion • 0.05% in excess of $125 billion and up to $175 billion • 0.02% in excess of $175 billion

Government Plus Reserves	• 0.067% up to $125 billion • 0.02% in excess of $125 billion

Massachusetts Municipal Reserves	• 0.10% up to $125 billion • 0.05% in excess of $125 billion and up to $175 billion • 0.02% in excess of $175 billion

Money Market Reserves	• 0.10% up to $125 billion • 0.05% in excess of $125 billion and up to $175 billion • 0.02% in excess of $175 billion

Municipal Reserves	• 0.10% up to $125 billion • 0.05% in excess of $125 billion and up to $175 billion • 0.02% in excess of $175 billion

New York Tax-Exempt Reserves	• 0.10% up to $125 billion • 0.05% in excess of $125 billion and up to $175 billion • 0.02% in excess of $175 billion

Prime Reserves	• 0.067% up to $125 billion • 0.02% in excess of $125 billion

Tax-Exempt Reserves	• 0.10% up to $125 billion • 0.05% in excess of $125 billion and up to $175 billion • 0.02% in excess of $175 billion

Treasury Reserves	• 0.10% up to $125 billion • 0.05% in excess of $125 billion and up to $175 billion • 0.02% in excess of $175 billion

The following chart shows the net administration fees paid to the Administrator for the three most recently completed fiscal periods. Prior to August 22, 2005, these fees were paid to BACAP Distributors LLC, the former administrator for the Funds.

Administration Fees Paid by the Funds

Fund	Fiscal Year Ended August 31, 2007	Fiscal Period Ended August 31, 2006*	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
California Tax-Exempt Reserves
Administration Fee Paid	$3,751,623	$1,402,532	$2,821,841	$1,842,476
Amount Waived/Reimbursed by the Administrator	$1,143,995	—	—	—
Cash Reserves
Administration Fee Paid	$61,924,183	$26,390,690	$54,668,495	$51,790,536
Amount Waived/Reimbursed by the Administrator	$18,707,325	—	—	—
Government Reserves
Administration Fee Paid	$5,608,891	$2,115,338	$4,532,032	$3,666,263
Amount Waived/Reimbursed by the Administrator	$1,713,113	—	—	—
Money Market Reserves
Administration Fee Paid	$21,527,826	$6,889,044	$13,355,232	$9,763,936
Amount Waived/Reimbursed by the Administrator	$6,573,613	—	—	—
Municipal Reserves
Administration Fee Paid	$8,152,764	$3,267,214	$6,326,956	$4,996,856
Amount Waived/Reimbursed by the Administrator	$2,519,246	—	—	—

Administration Fees Paid by the Funds

Fund	Fiscal Year Ended August 31, 2007	Fiscal Period Ended August 31, 2006*	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
New York Tax-Exempt Reserves
Administration Fee Paid	$343,621	$76,563	$152,256	$79,802
Amount Waived/Reimbursed by the Administrator	$110,483	—	—	—
Tax-Exempt Reserves
Administration Fee Paid	$5,013,991	$2,070,109	$3,649,877	$2,695,340
Amount Waived/Reimbursed by the Administrator	$1,592,981	—	—	—
Treasury Reserves
Administration Fee Paid	$15,702,864	$5,615,912	$11,563,967	$8,738,885
Amount Waived/Reimbursed by the Administrator	$4,972,273	—	—	—

*	Fees paid are shown from April 1, 2006 through August 31, 2006.

Administration Fees Paid by the Funds

Fund	Fiscal Year Ended August 31, 2007	Fiscal Period Ended August 31, 2006*	Fiscal Year Ended May 31, 2006	Fiscal Year Ended May 31, 2005**
Connecticut Municipal Reserves
Administration Fee Paid	$169,477	$11,517	$53,387	$138,497
Amount Waived/Reimbursed by the Administrator	$56,470	—	$3,740	—
Massachusetts Municipal Reserves
Administration Fee Paid	$282,932	$34,764	$109,117	$195,013
Amount Waived/Reimbursed by the Administrator	$90,741	—	$3,740	—

*	Fees paid are shown from June 1, 2006 through August 31, 2006.
**	Fees paid by the Funds’ respective Galaxy Fund predecessor funds.

Administration Fees Paid by the Funds

Fund	Fiscal Year Ended August 31, 2007	Fiscal Period Ended August 31, 2006*	Fiscal Year Ended October 31, 2005**	Fiscal Year Ended October 31, 2004**
Prime Reserves
Administration Fee Paid	$4,200,540	$1,815,777	$2,318,795	$3,306,009
Amount Waived/Reimbursed by the Administrator	$1,890,061	$347	—	—
Government Plus Reserves
Administration Fee Paid	$401,904	$270,929	$443,657	$544,975
Amount Waived/Reimbursed by the Administrator	$149,356	$347	—	—

*	Fees paid are only shown from November 1, 2005 through August 31, 2006.
**	Fees paid by the Funds’ respective Galaxy Fund predecessor funds.

Pricing and Bookkeeping Services

State Street Bank and Trust Company is responsible for providing certain pricing and bookkeeping services to the Funds. Columbia Management Advisors, LLC is responsible for overseeing the performance of these services and for certain other services.

Services Provided

Effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with State Street Bank and Trust Company and Columbia Management Advisors, LLC (the Financial Reporting Services Agreement) pursuant to which State Street Bank and Trust Company provides financial reporting services to the Funds. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with State Street Bank and Trust Company and Columbia Management Advisors, LLC (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street Bank and Trust Company provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street Bank and Trust Company an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee for each fund during any year shall not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street Bank and Trust Company for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with Columbia Management Advisors, LLC. Under the Services Agreement, Columbia Management Advisors, LLC provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street Bank and Trust Company. Under the Services Agreement, each Fund reimburses Columbia Management Advisors, LLC for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund’s portfolio securities, incurred by Columbia Management Advisors, LLC in the performance of services under the Services Agreement.

Prior to December 15, 2006, Columbia Management Advisors, LLC was responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same rate described above under the State Street Agreements. Under separate agreements between Columbia Management Advisors, LLC and State Street Bank and Trust Company, Columbia Management Advisors, LLC delegated certain functions to State Street Bank and Trust Company. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia Management Advisors, LLC and discussed below) were paid to State Street Bank and Trust Company. The Funds also reimbursed Columbia Management Advisors, LLC for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Funds’ portfolio securities and direct internal costs incurred by Columbia Management Advisors, LLC in connection with providing fund accounting oversight and monitoring and certain other services.

Pricing and Bookkeeping Fees Paid

Columbia Management Advisors, LLC received fees from the Funds for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to Columbia Management Advisors, LLC for the two most recently completed fiscal periods. Prior to December 1, 2005, pricing and bookkeeping agency services were provided by the Administrator under the Administration Agreement.

Pricing and Bookkeeping Fees Paid by the Funds

Fund	Fiscal Year Ended August 31, 2007	Fiscal Period Ended August 31, 2006*	Fiscal Year Ended March 31, 2006
California Tax-Exempt Reserves
Amount Paid to Columbia Management Advisors, LLC	$63,273	$70,945	$67,691
Amount Paid to State Street Bank and Trust Company	$105,330	N/A	N/A
Cash Reserves
Amount Paid to Columbia Management Advisors, LLC	$63,273	$79,574	$97,285
Amount Paid to State Street Bank and Trust Company	$117,533	N/A	N/A
Government Reserves
Amount Paid to Columbia Management Advisors, LLC	$63,273	$69,930	$54,692
Amount Paid to State Street Bank and Trust Company	$102,608	N/A	N/A
Money Market Reserves
Amount Paid to Columbia Management Advisors, LLC	$63,273	$73,091	$57,193
Amount Paid to State Street Bank and Trust Company	$110,554	N/A	N/A
Municipal Reserves
Amount Paid to Columbia Management Advisors, LLC	$63,273	$78,227	$87,690
Amount Paid to State Street Bank and Trust Company	$120,487	N/A	N/A
New York Tax-Exempt Reserves
Amount Paid to Columbia Management Advisors, LLC	$45,455	$42,834	$34,454
Amount Paid to State Street Bank and Trust Company	$65,239	N/A	N/A
Tax-Exempt Reserves
Amount Paid to Columbia Management Advisors, LLC	$63,273	$73,972	$72,771
Amount Paid to State Street Bank and Trust Company	$112,224	N/A	N/A
Treasury Reserves
Amount Paid to Columbia Management Advisors, LLC	$63,273	$70,042	$54,368
Amount Paid to State Street Bank and Trust Company	$102,992	N/A	N/A

*	Fees paid are shown from April 1, 2006 through August 31, 2006.

Pricing and Bookkeeping Fees Paid by the Funds

Fund	Fiscal Year Ended August 31, 2007	Fiscal Period Ended August 31, 2006*	Fiscal Year Ended May 31, 2006	Fiscal Year Ended May 31, 2005**
Connecticut Municipal Reserves
Amount Paid to Columbia Management Advisors, LLC	$36,649	$18,802	$63,247	$66,455
Amount Paid to State Street Bank and Trust Company	$46,289	N/A	N/A	N/A
Massachusetts Municipal Reserves
Amount Paid to Columbia Management Advisors, LLC	$41,764	$22,858	$69,375	$70,111
Amount Paid to State Street Bank and Trust Company	$57,964	N/A	N/A	N/A

*	Fees paid are shown are from June 1, 2006 through August 31, 2006.
**	Fees paid by the Funds’ respective Galaxy Fund predecessor funds.

Pricing and Bookkeeping Fees Paid by the Funds

Fund	Fiscal Year Ended August 31, 2007	Fiscal Period Ended August 31, 2006*	Fiscal Year Ended October 31, 2005**	Fiscal Year Ended October 31, 2004**
Prime Reserves
Amount Paid to Columbia Management Advisors, LLC	$63,273	$134,746	$148,745	$152,217
Amount Paid to State Street Bank and Trust Company	$101,727	N/A	N/A	N/A
Government Plus Reserves
Amount Paid to Columbia Management Advisors, LLC	$59,535	$126,188	$97,411	$98,244
Amount Paid to State Street Bank and Trust Company	$91,588	N/A	N/A	N/A

*	Fees paid are only shown from November 1, 2005 through August 31, 2006.
**	Fees paid by the Funds’ respective Galaxy Fund predecessor funds.

The Principal Underwriter/Distributor

Columbia Management Distributors, Inc. is the principal underwriter and distributor of the shares of the Funds. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to a Fund after approval by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement

terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows all commissions and other compensation received by the Distributor, as well as amounts the Distributor retained, for the fiscal year ended August 31, 2007. During the fiscal year ended March 31, 2006, the Distributor received $6,868,017 in underwriting commissions for all Funds it serves, of which the Distributor retained $6,868,017. During the fiscal year ended March 31, 2005, the Distributor received $11,205,844 in underwriting commissions for all Funds it serves, of which the Distributor retained $11,205,844.

Underwriting Commissions Paid by the Funds and Retained by the Distributor

Fund	Fiscal Year Ended August 31, 2007
California Tax-Exempt Reserves
Amount Paid	$0.00
Amount Retained	$0.00
Cash Reserves
Amount Paid	$0.00
Amount Retained	$0.00
Government Reserves
Amount Paid	$0.00
Amount Retained	$0.00
Massachusetts Municipal Reserves
Amount Paid	$0.00
Amount Retained	$0.00
Money Market Reserves
Amount Paid	$0.00
Amount Retained	$0.00
Municipal Reserves
Amount Paid	$0.00
Amount Retained	$0.00
New York Tax-Exempt Reserves
Amount Paid	$0.00
Amount Retained	$0.00
Tax-Exempt Reserves
Amount Paid	$0.00
Amount Retained	$0.00
Treasury Reserves
Amount Paid	$0.00
Amount Retained	$0.00
Connecticut Municipal Reserves
Amount Paid	$0.00
Amount Retained	$0.00
Massachusetts Municipal Reserves
Amount Paid	$0.00
Amount Retained	$0.00
Government Plus Reserves
Amount Paid	$0.00
Amount Retained	$0.00
Prime Reserves
Amount Paid	$0.00
Amount Retained	$0.00

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund — Primary Service Providers section of each Fund’s prospectuses, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which typically is included as an exhibit to Part C of the Funds’ registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part 1A of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Funds. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Funds. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Advisor and Bank of America’s other investment advisor affiliates (including Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Fund and/or investment decisions made for a Fund by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of a Fund may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Fund. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which a Fund is invested. For example, a Fund may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Fund for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of a Fund. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, a Fund and causes the Fund to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Fund. In this situation, the allocation of, and competition for, investment opportunities among a Fund and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services — The Advisor and Investment Advisory Services — Portfolio Manager(s) — The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services — The Advisor and Investment Advisory Services — Portfolio Manager(s) — The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Advisor, Distributor and Transfer Agent and other Bank of America affiliates receive could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Advisor, Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Bank of America and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Advisor endeavors to make all proxy voting decisions with respect to the interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services — Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Fund. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Funds, Bank of America and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services — Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Funds may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, BAS may sell securities to a Fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities. A client not advised by Bank of America and its affiliates would not be subject to many of these restrictions. See also About the Funds’ Investments — Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Columbia Funds as an Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash management and “sweep” account programs offered by Bank of America and its affiliates. The Columbia Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Columbia Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates.

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices — Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Services, Inc. acts as Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, MA 02266-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective November 1, 2007, the Funds pay the Transfer Agent a transfer agency fee of $17.34 per account, payable monthly. Also effective November 1, 2007, the Funds reimburse the Transfer Agent for the fees and expenses that the Transfer Agent pays to dealer firms or transfer agents that maintain omnibus accounts with the Funds, subject to a cap equal to 0.15% of a Fund’s net assets represented by the account. The Funds also pay certain reimbursable out-of-pocket expenses to the Transfer Agent. The Transfer Agent also is entitled to retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. For the period April 1, 2006 through October 31, 2007, the Funds paid the Transfer Agent an annual fee of $17.00 per account, payable monthly. For the period November 1, 2005 through March 31, 2006, the Funds paid the Transfer Agent an annual fee of $15.23 per account, payable monthly. For the period September 1, 2005 through October 31, 2007, the Transfer Agent was entitled to reimbursement by the Funds for the fees and expenses that the Transfer Agent pays to dealer firms or transfer agents that maintain omnibus accounts with the Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street Bank and Trust Company, which is located at Two Avenue de Lafayette, LCC/4S, Boston, MA 02111 acts as the Funds’ Custodian. As Custodian, State Street Bank and Trust Company is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Funds’ fiscal year ended August 31, 2007 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review its tax returns for the fiscal year ended August 31, 2008.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Distribution Plans

The Trust has adopted a Rule 12b-1, or distribution plan, for the Class A Shares, Class B Shares, Class C Shares, Daily Class Shares, Investor Class Shares and Liquidity Class Shares of the Funds. See Capital Stock and Other Securities for more information.

With respect to a Fund’s Class A Shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.10% (on an annualized basis) of the average daily net asset value of the Money Market Funds.

With respect to a Fund’s Class B Shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B Shares of the Funds. CMD has entered into an arrangement whereby sales commissions payable to broker/dealers with respect to sales of Class B Shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, CMD has assigned certain amounts that it is entitled to receive pursuant to the Class B Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

With respect to a Fund’s Class C Shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C Shares of the Funds.

With respect to a Fund’s Daily Class Shares, the Trust has adopted a distribution plan. The Daily Class Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.35% (on an annualized basis) of the average daily net asset value of the Daily Class Shares of the Funds.

The Liquidity Class Distribution Plan provides that a Fund may reimburse distribution-related expenses of the Distributor for Liquidity Class Shares up to 0.25% (on an annualized basis) of the Funds’ Liquidity Class Shares average daily net asset value and additionally, a Fund may pay the Distributor a fee of up to 0.25% (on an annualized basis) of the Liquidity Class Funds’ average daily net assets. However, under the plan, to the extent that the Liquidity Class Shares of the Funds reimburse expenses or make payments pursuant to the Distribution Plan and/or their separate Shareholder Servicing Plan, the total of such reimbursements and payments may not exceed 0.25% (on an annualized basis) of the average daily net assets of any such Fund’s Liquidity Class Shares.

The Trust has adopted a reduced distribution (12b-1) and shareholder servicing fee rates for the Liquidity Class Shares. Under the revised Liquidity Class Distribution Plan, the Trust may reimburse distribution-related expenses of CMD for Liquidity Class Shares at an annual rate of 0.25% of the average daily net assets of the Funds’ Liquidity Class Shares and additionally, the Trust may pay CMD a fee of up to 0.25% of the Liquidity Class Funds’ average daily net assets. CMD may reimburse or compensate certain selling agents from these amounts. In addition, the Trust’s revised Liquidity Class Shares Shareholder Servicing Plan provides that shareholder servicing fees of up to 0.25% of the average daily net assets of the Funds’ Liquidity Class Shares can be paid to shareholder servicing agents. However, under the revised plans, to the extent that any Liquidity Class Shares of the Funds reimburse expenses or make payments pursuant to the Distribution Plan and/or their separate Shareholder Servicing Plan, the total of such reimbursements and payments may not exceed, on an annual basis, 0.25% of the average daily net assets of any such Fund’s Liquidity Class Shares.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan, Class B Distribution Plan, Class C Distribution Plan, Daily Class Distribution Plan and Investor Class Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

Payments under the Liquidity Distribution Plan may be made with respect to the following: (i) the incremental printing costs incurred in producing for and distributing to persons other than current shareholders, the reports, prospectuses, notices and similar materials that are prepared for current shareholders; (ii) the cost of complying with state and federal laws pertaining to the distribution of the shares; (iii) advertising; (iv) the costs of preparing, printing and distributing any literature used in connection with the offering of the shares; (v) expenses incurred in connection with the promotion and sale of the shares including, travel and communication expenses and expenses for the compensation of and benefits for sales personnel; and (vi) any other expenses reasonably incurred in connection with the distribution and marketing of the shares.

All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

The Funds participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

With respect to a Fund’s Class B shares and Class C shares, the Trust has adopted a shareholder servicing plan that provides that a Fund may compensate Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Class B shares and Class C shares, respectively, of the Funds.

During the most recently completed fiscal year, the Distributor received distribution and service fees from the Funds for its services as reflected in the following chart. The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

For Class A shares, the following Funds paid distribution and service fees for the fiscal year ended August 31, 2007, as indicated in the below table.

Distribution and Service Fees Paid by the Funds for the Fiscal Year Ended August 31, 2007 — Class A Shares

Cash Reserves
Distribution Fee	$333,473
Service and Administration Fees	$1,167,156

Distribution and Service Fees Paid by the Funds for the Fiscal Year Ended August 31, 2007 — Class A Shares

Government Reserves
Distribution Fee	$18,188
Service and Administration Fees	$63,658

Tax-Exempt Reserves
Distribution Fee	$16,293
Service and Administration Fees	$57,024

Treasury Reserves
Distribution Fee	$565,455
Service and Administration Fees	$1,979,094

For Class B shares, the following Funds paid distribution and service fees for the fiscal year ended August 31, 2007, as indicated in the below table.

Distribution and Service Fees Paid by the Funds for the Fiscal Year Ended August 31, 2007 — Class B Shares

Cash Reserves
Distribution Fee	$368,179
Service Fee	$171,817

Money Market Reserves
Distribution Fee	$26,030	(a)
Service Fee	$12,148	(a)

Municipal Reserves
Distribution Fee	$482	(a)
Service Fee	$225	(a)

Treasury Reserves
Distribution Fee	$1,834
Service Fee	$856

(a)	Reflects fees paid for the period September 1, 2006 through May 30, 2007.

For Class C shares, the following Funds paid distribution fees for the fiscal year ended August 31, 2007, as indicated in the below table.

Distribution and Service Fees Paid by the Funds for the Fiscal Year Ended August 31, 2007 — Class C Shares

Cash Reserves
Distribution Fee	$45,655
Service and Administration Fees	$21,305

Money Market Reserves
Distribution Fee	$4,988	(a)
Service and Administration Fees	$2,328	(a)

(a)	Reflects fees paid for the period September 1, 2006 through May 30, 2007.

For Investor Class shares, the following Funds paid distribution and service fees for the fiscal year ended August 31, 2007, as indicated in the below table.

Distribution and Service Fees Paid by the Funds for the Fiscal Year Ended August 31, 2007 — Investor Class Shares

California Tax-Exempt Reserves
Distribution Fee	$223,631
Service and Administration Fees	$559,078

Cash Reserves
Distribution Fee	$1,454,288
Service and Administration Fees	$3,635,721

Government Reserves
Distribution Fee	$422,119
Service and Administration Fees	$1,055,297

Money Market Reserves
Distribution Fee	$82,760
Service and Administration Fees	$206,898

Municipal Reserves
Distribution Fee	$61,262
Service and Administration Fees	$153,155

Tax-Exempt Reserves
Distribution Fee	$15,366
Service and Administration Fees	$38,415

Treasury Reserves
Distribution Fee	$222,776
Service and Administration Fees	$556,940

For Market Class shares, the following Funds paid distribution and service fees for the fiscal year ended August 31, 2007, as indicated in the below table.

Distribution and Service Fees Paid by the Funds for the Fiscal Year Ended August 31, 2007 — Market Class Shares

Cash Reserves
Distribution Fee	$9,688
Service and Administration Fees	$12,110

Municipal Reserves
Distribution Fee	$36	(a)
Service and Administration Fees	$44	(a)

New York Tax-Exempt Reserves
Distribution Fee	$—
Service and Administration Fees	$—

(a)	Reflects fees paid for the period September 1, 2006 through May 30, 2007.

Distribution and Service Fees Paid by the Funds for the Fiscal Year Ended August 31, 2007 — Market Class Shares

Treasury Reserves
Distribution Fee	$25	(a)
Service and Administration Fees	$31	(a)

(a)	Reflects fees paid for the period September 1, 2006 through May 30, 2007.

For Daily Class shares, the following Funds paid distribution and service fees for the fiscal year ended August 31, 2007, as indicated in the below table.

Distribution and Service Fees Paid by the Funds for the Fiscal Year Ended August 31, 2007 — Daily Class Shares

California Tax-Exempt Reserves
Distribution Fee	$4,992,075
Service and Administration Fees	$3,565,768

Cash Reserves
Distribution Fee	$66,326,802
Service and Administration Fees	$47,376,287

Government Reserves
Distribution Fee	$2,144,182
Service and Administration Fees	$1,531,559

Money Market Reserves
Distribution Fee	$7,957	(a)
Service and Administration Fees	$5,684	(a)

Municipal Reserves
Distribution Fee	$5,273,867
Service and Administration Fees	$3,767,048

Tax-Exempt Reserves
Distribution Fee	$102,093
Service and Administration Fees	$72,924

(a)	Reflects fees paid for the period September 1, 2006 through May 30, 2007.

Treasury Reserves
Distribution Fee	$2,563,051
Service Fee	$1,830,751

For Trust Class shares, the following Funds paid service fees for the fiscal year ended August 31, 2007, as indicated in the below table.

Distribution and Service Fees Paid by the Funds for the Fiscal Year Ended August 31, 2007 — Trust Shares

California Tax-Exempt Reserves
Distribution Fee	—
Service and Administration Fees	$554,548

Cash Reserves
Distribution Fee	—
Service and Administration Fees	$2,943,731

Government Reserves
Distribution Fee	—
Service and Administration Fees	$231,753

Money Market Reserves
Distribution Fee	—
Service and Administration Fees	$41,952

Municipal Reserves
Distribution Fee	—
Service and Administration Fees	$482,801

New York Tax-Exempt Reserves
Distribution Fee	—
Service and Administration Fees	$37,362

Tax-Exempt Reserves
Distribution Fee	—
Service and Administration Fees	$2,755,985

Treasury Reserves
Distribution Fee	—
Service and Administration Fees	$625,285

For Adviser Class shares, the following Funds paid service fees for the fiscal year ended August 31, 2007, as indicated in the below table.

Distribution and Service Fees Paid by the Funds for the Fiscal Year Ended August 31, 2007 — Adviser Class Shares

California Tax-Exempt Reserves
Distribution Fee	—
Service and Administration Fees	$1,066,385

Cash Reserves
Distribution Fee	—
Service and Administration Fees	$42,381,138

Government Reserves
Distribution Fee	—
Service and Administration Fees	$2,944,324

Money Market Reserves
Distribution Fee	—
Service and Administration Fees	$17,939,588

Municipal Reserves
Distribution Fee	—
Service and Administration Fees	$2,014,021

New York Tax-Exempt Reserves
Distribution Fee	—
Service and Administration Fees	$19,949

Tax-Exempt Reserves
Distribution Fee	—
Service and Administration Fees	$158,804

Treasury Reserves
Distribution Fee	—
Service and Administration Fees	$21,469,665

For Institutional Class shares, the following Funds paid service fees for the fiscal year ended August 31, 2007, as indicated in the below table.

Distribution and Service Fees Paid by the Funds for the Fiscal Year Ended August 31, 2007 — Institutional Class Shares

California Tax-Exempt Reserves
Distribution Fee	—
Service and Administration Fees	$255,885

Cash Reserves
Distribution Fee	—
Service and Administration Fees	$2,567,199

Government Reserves
Distribution Fee	—
Service and Administration Fees	$207,307

Money Market Reserves
Distribution Fee	—
Service and Administration Fees	$1,205,684

Municipal Reserves
Distribution Fee	—
Service and Administration Fees	$318,006

New York Tax-Exempt Reserves
Distribution Fee	—
Service and Administration Fees	$77,424

Tax-Exempt Reserves
Distribution Fee	—
Service and Administration Fees	$95,253

Treasury Reserves
Distribution Fee	—
Service and Administration Fees	$607,715

For Liquidity Class shares, the following Funds paid service fees for the fiscal year ended August 31, 2007, as indicated in the below table.

Distribution and Service Fees Paid by the Funds for the Fiscal Year Ended August 31, 2007 — Liquidity Class Shares

California Tax-Exempt Reserves
Distribution Fee	—
Service and Administration Fees	$107,397
Fees Waived by Shareholder Service Provider	$42,959

Cash Reserves
Distribution Fee	—
Service and Administration Fees	$2,696,701
Fees Waived by Shareholder Service Provider	$1,078,681

Government Reserves
Distribution Fee	—
Service and Administration Fees	$2,079,836
Fees Waived by Shareholder Service Provider	$831,934

Distribution and Service Fees Paid by the Funds for the Fiscal Year Ended August 31, 2007 — Liquidity Class Shares

Money Market Reserves
Distribution Fee	—
Service and Administration Fees	$3,646,484
Fees Waived by Shareholder Service Provider	$1,458,594

Municipal Reserves
Distribution Fee	—
Service and Administration Fees	$833,793
Fees Waived by Shareholder Service Provider	$333,517

Tax-Exempt Reserves
Distribution Fee	—
Service and Administration Fees	$220,487
Fees Waived by Shareholder Service Provider	$88,195

Treasury Reserves
Distribution Fee	—
Service and Administration Fees	$1,412,876
Fees Waived by Shareholder Service Provider	$565,151

For Marsico shares, the following Fund paid service fees for the fiscal year ended August 31, 2007, as indicated in the below table.

Distribution and Service Fees Paid by the Fund for the Fiscal Year Ended August 31, 2007 — Marsico Shares

Cash Reserves
Distribution Fee	—
Service and Administration Fees	$41,311

For Retail A shares, the following Funds paid service fees for the fiscal year ended August 31, 2007, as indicated in the below table.

Distribution and Service Fees Paid by the Funds for the Fiscal Year Ended August 31, 2007 — Retail A Shares

Connecticut Municipal Reserves
Distribution Fee	—
Service Fee	$29,219

Government Reserves
Distribution Fee	—
Service and Administration Fees	$53,288

Massachusetts Municipal Reserves
Distribution Fee	—
Service Fee	$77,039

Money Market Reserves
Distribution Fee	—
Service and Administration Fees	$68,690

Distribution and Service Fees Paid by the Funds for the Fiscal Year Ended August 31, 2007 — Retail A Shares

New York Tax-Exempt Reserves
Distribution Fee	—
Service and Administration Fees	$70

Tax-Exempt Reserves
Distribution Fee	—
Service and Administration Fees	$15,883

The following chart provides the distribution and service fees paid by Government Plus Reserves and Prime Reserves:

Distribution and Service Fees Paid by Prime Reserves and Government Plus Reserves for the Fiscal Year Ended August 31, 2007

	Government Plus Reserves	Prime Reserves
Liquidity Class Shares
Distribution Fee	—	—
Service and Administration Fees	$26	$26
Fees Waived by Shareholder Service Provider	$11	$11

Adviser Class Shares
Distribution Fee	$—	$—
Service and Administration Fees	$20,139	$414,285

Institutional Class Shares
Distribution Fee	$—	$—
Service and Administration Fees	$18,337	$168,563

Retail A Shares
Distribution Fee	$—	N/A
Service and Administration Fees	$10,066	N/A

Capital Class Shares
Distribution Fee	$—	$—
Service and Administration Fees	—	—
Fees Reimbursed by the Transfer Agent	$—	$—

G-Trust Shares
Distribution Fee	$—	N/A
Service and Administration Fees	—	N/A

Expense Limitations

The Advisor (or its predecessor) and/or the Distributor has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the table below.

Fund Level Expense Commitments

Fund Level Expense Commitments* - Period ending December 31, 2008

Fund
California Tax-Exempt Reserves**	0.20%
Cash Reserves**	0.20%
Connecticut Municipal Reserves	0.20%
Massachusetts Municipal Reserves	0.20%
Money Market Reserves**	0.20%
Municipal Reserves**	0.20%
Prime Reserves	0.16%
Treasury Reserves**	0.20%

*	The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed the levels listed above. There is no guarantee that this limitation will continue after December 31, 2008.
**	The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Fund Level Expense Commitment* - Period ending December 31, 2009

Fund
Government Reserves**	0.20%
Government Plus Reserves	0.20%
New York Tax-Exempt Reserves**	0.20%
Tax-Exempt Reserves**	0.20%

*	The Advisor and/or some of its service providers have contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20%. There is no guarantee that this limitation will continue after December 31, 2009.
**	The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Management Fee Commitments

Management Fee Commitment* - Period ending December 31, 2008

Fund
California Tax-Exempt Reserves	0.19%
Cash Reserves**	0.19%
Connecticut Municipal Reserves	0.19%
Massachusetts Municipal Reserves	0.19%
Money Market Reserves	0.19%
Municipal Reserves	0.19%
Prime Reserves	0.16%
Treasury Reserves	0.19%

Management Fee Commitment - Period ending December 31, 2009

Fund
Government Reserves	0.19%
Government Plus Reserves	0.16%
New York Tax-Exempt Reserves	0.19%
Tax-Exempt Reserves	0.19%

12b-1 Distribution Fee Waivers

Contractual 12b-1 Distribution Fee Waivers - Period ending December 31, 2008

Fund (Liquidity Class Shares)	12b-1 Distribution Fee Waivers *
California Tax-Exempt Reserves	0.10%
Cash Reserves	0.10%
Money Market Reserves	0.10%
Municipal Reserves	0.10%
Prime Reserves	0.10%
Treasury Reserves	0.10%

Fund (Liquidity Class Shares)	Shareholder Servicing Fee Waivers *
California Tax-Exempt Reserves	0.10%
Cash Reserves	0.10%
Money Market Reserves	0.10%
Municipal Reserves	0.10%
Treasury Reserves	0.10%

*	The Distributor waives its 12b-1 distribution fees and/or shareholder servicing fees to the extent necessary to achieve an aggregate waiver of 0.10%, therefore, to the extent that the Distributor waives 12b-1 distribution fees and/or waives shareholder servicing fees, the total of such 12b-1 distribution and/or shareholder servicing fees will not exceed 0.15%.

Contractual 12b-1 Distribution Fee Waivers - Period ending December 31, 2009

Fund (Liquidity Class Shares)	12b-1 Distribution Fee Waivers*
Government Reserves**	0.10%
Government Plus Reserves	0.10%
New York Tax-Exempt Reserves**	0.10%
Tax-Exempt Reserves**	0.10%

Fund (Liquidity Class Shares)	Shareholder Servicing Fee Waivers*
Government Reserves**	0.10%
New York Tax-Exempt Reserves**	0.10%
Tax-Exempt Reserves**	0.10%

*	The Distributor waives its 12b-1 distribution fees and/or shareholder servicing fees to the extent necessary to achieve an aggregate waiver of 0.10%, therefore, to the extent that the Distributor waives 12b-1 distribution fees and/or shareholder servicing fees, the total of such 12b-1 distribution and/or shareholder servicing fees will not exceed 0.15%.

Codes of Ethics

The Funds, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the

Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policies and Procedures

The Funds have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Funds and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Advisor determines the best interest of a Fund in light of the potential economic return on the Fund’s investment.

The Advisor seeks to address potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interest of the Funds. References to the best interests of the Funds refer to the interest of the Funds in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the Funds. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Glass-Lewis & Co., a third-party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds website at www.columbiafunds.com; and (ii) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Columbia Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Funds, the services of certain officers of the Funds and such other personnel (other than the personnel of the Advisor or the investment sub-advisor(s), if applicable) as are required for the proper conduct of the Funds’ affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Funds’ shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Funds.

The Funds pay or cause to be paid all other expenses of the Funds, including, without limitation: the fees of the Advisor, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Funds for the safekeeping of their cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Funds; brokerage commissions chargeable to the Funds in connection with Fund securities transactions to which the Funds are a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Funds to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Funds’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of preparing and typesetting prospectuses and statements of additional information of the Funds (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Funds’ shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Funds’ shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Funds; membership dues of industry associations; interest payable on Fund borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Funds which inure to their benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Funds’ operation unless otherwise explicitly assumed by the Advisor or the Administrator.

Expenses of the Funds which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

FUND GOVERNANCE

The Board

Responsibilities

The Board oversees the Trust and the Funds. The Trustees have a fiduciary duty to protect shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director — E.J. Boudreau & Associates (consulting), through current	69	None

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	69	Director — Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking — IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	69	None

R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer — Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer —	69	Director — Conseco, Inc. (insurance)

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
		ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman — Conseco, Inc. (insurance), from September 2004 through current

John J. Nagorniak (Born 1944) Trustee	Indefinite term; Trustee since January 2008	President and Director — Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director — Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman — Franklin Portfolio Associates (investing — Mellon affiliate) 1982 through 2007; retired	69	Trustee and Chairman — Research Foundation of CFA Institute; Director — MIT Investment Company; Trustee — MIT 401k Plan

Anthony M. Santomero (Born 1946) Trustee	Indefinite term; Trustee since January 2008	President and Chief Executive Officer — Federal Reserve Bank of Philadelphia, 2000 through April 2006; Senior Advisor — McKinsey & Company (consulting), July 2006 through December 2007; Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current	69	None

Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President — Micco Corporation and Mickel Investment Group	69	Board Member — Piedmont Natural Gas

Standing Committees

The Trust has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund’s investment advisor(s), administrator(s) and other key service providers (other than the independent registered public accounting firm)) is primarily responsible for the preparation of the financial statements of each Fund, and the independent registered public accounting firm is responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent registered public accounting firm is primarily responsible for considering such internal controls over financial reporting in connection with its financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit Committee charter, the Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of the Funds maintained by key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Fund prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to each Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent auditor to the Fund’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. The members of the Audit Committee are William A. Hawkins, Edward J. Boudreau, Jr. and William P. Carmichael. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on five occasions during the last fiscal year.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. The Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. The members of the Governance Committee are Minor M. Shaw, William A. Hawkins, R. Glenn Hilliard and William P. Carmichael. The Governance Committee members are all not “interested” persons (as defined in the 1940 Act). The Governance Committee met on three occasions during the last fiscal year.

The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Funds; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee members are all not “interested” persons (as defined in the 1940 Act). The Investment Committee met on six occasions during the last fiscal year.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Year Ended August 31, 2007

Name of Trustee	Aggregate Compensation from the Trust(a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees
Edward J. Boudreau, Jr.	$94,614	$133,100	(b)
William P. Carmichael	$109,271	$153,750	(c)
Minor M. Shaw	$93,726	$132,000	(d)
R. Glenn Hilliard	$86,013	$121,000	(e)
William A. Hawkins	$96,368	$135,600	(f)
John J. Nagorniak	N/A	N/A
Anthony M. Santomero	N/A	N/A

(a)	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board or standing committees, which are not included in the amounts shown.
(b)	Total compensation amount includes deferred compensation payable to Mr. Boudreau in the amount of: $30,688.
(c)	Total compensation amount includes deferred compensation payable to Mr. Carmichael in the amount of: $141,792.
(d)	Total compensation amount includes deferred compensation payable to Ms. Shaw in the amount of: $60,872.
(e)	Total compensation amount includes deferred compensation payable to Mr. Hilliard in the amount of: $111,594.
(f)	Total compensation amount includes deferred compensation payable to Mr. Hawkins in the amount of: $ -.

Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of their compensation (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Columbia Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Columbia Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his/her deferral account, the balance of the deferral account will be distributed to his/her designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his/her deferral account, the balance of the amounts credited to his/her deferral account will be distributed to his/her designated beneficiaries over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and deferring Trustees have the status of unsecured creditors of the selected portfolios.

Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, including notional amounts through the Deferred Compensation Plan, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.

California Tax-Exempt Reserves — A

Cash Reserves — C

Connecticut Municipal Reserves — A

Government Reserves — A

Government Plus Reserves — A

Massachusetts Municipal Reserves — A

Money Market Reserves — A

Municipal Reserves — A

New York Tax-Exempt Reserves — A

Prime Reserves — A

Tax-Exempt Reserves — A

Treasury Reserves — A

E

William P. Carmichael

California Tax-Exempt Reserves — A

Cash Reserves — A

Connecticut Municipal Reserves — A

Government Reserves — A

Government Plus Reserves — A

Massachusetts Municipal Reserves — A

Money Market Reserves — A

Municipal Reserves — A

New York Tax-Exempt Reserves — A

Prime Reserves — A

Tax-Exempt Reserves — A

Treasury Reserves — A

E

Minor M. Shaw

California Tax-Exempt Reserves — A

Cash Reserves — E

Connecticut Municipal Reserves — A

Government Reserves — A

Government Plus Reserves — A

Massachusetts Municipal Reserves — A

Money Market Reserves — E

Municipal Reserves — A

New York Tax-Exempt Reserves — A

Prime Reserves — A

Tax-Exempt Reserves — A

Treasury Reserves — A

E

R. Glenn Hilliard

California Tax-Exempt Reserves — A

Cash Reserves — A

Connecticut Municipal Reserves — A

Government Reserves — A

Government Plus Reserves — A

Massachusetts Municipal Reserves — A

Money Market Reserves — A

Municipal Reserves — A

New York Tax-Exempt Reserves — A

Prime Reserves — A

E
Tax-Exempt Reserves — A Treasury Reserves — A

William A. Hawkins	California Tax-Exempt Reserves — A Cash Reserves — A	E

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family

Connecticut Municipal Reserves — A

Government Reserves — A

Government Plus Reserves — A

Massachusetts Municipal Reserves — A

Money Market Reserves — A

Municipal Reserves — A

New York Tax-Exempt Reserves — A

Prime Reserves — A

Tax-Exempt Reserves — A

Treasury Reserves — A

John J. Nagorniak

California Tax-Exempt Reserves — A

Cash Reserves — A

Connecticut Municipal Reserves — A

Government Reserves — A

Government Plus Reserves — A

Massachusetts Municipal Reserves — A

Money Market Reserves — A

Municipal Reserves — A

New York Tax-Exempt Reserves — A

Prime Reserves — A

Tax-Exempt Reserves — A

Treasury Reserves — A

A

Anthony M. Santomero

California Tax-Exempt Reserves — A

Cash Reserves — A

Connecticut Municipal Reserves — A

Government Reserves — A

Government Plus Reserves — A

Massachusetts Municipal Reserves — A

Money Market Reserves — A

Municipal Reserves — A

New York Tax-Exempt Reserves — A

Prime Reserves — A

Tax-Exempt Reserves — A

Treasury Reserves — A

A

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02110.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher L. Wilson (Born 1957)	President	2004	President — Columbia Funds, since October 2004; Managing Director — Columbia Management Advisors, LLC, since September 2005; Senior Vice President — Columbia Management Distributors, Inc., since January 2005; Director — Columbia Management Services, Inc.,

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
			since January 2005; Director — Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director — FIM Funding, Inc., since January 2005; President and Chief Executive Officer — CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

J. Kevin Connaughton (Born 1964)	Senior Vice President, Chief Financial Officer and Treasurer	2000	Treasurer — Columbia Funds, since October 2003; Treasurer — the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 — December 2006; Vice President — Columbia Management Advisors, LLC, since April 2003; President — Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer — Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 — Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)	Senior Vice President and Chief Compliance Officer	2007	Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)	Chief Accounting Officer and Assistant Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor, September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Stephen T. Welsh (Born 1957)	Vice President	1996	President, Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller, Columbia Management Services, Inc. prior to July 2004.

Jeffrey R. Coleman (Born 1969)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Joseph F. DiMaria (Born 1968)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Head of Tax/Compliance and Assistant Treasurer from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) from May 2003 to October 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July 2000 to April 2003.

Marybeth C. Pilat (Born 1968)	Deputy Treasurer	2007	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Kathryn Dwyer-Thompson (Born 1967)	Assistant Treasurer	2006	Vice President, Mutual Fund Accounting Oversight of the Advisor since December 2004; Vice President, State Street Corporation (financial services) prior to December 2004.

Philip N. Prefontaine (Born 1948)	Assistant Treasurer	2006	Vice President, Mutual Fund Reporting of the Advisor since November 2004; Assistant Vice President of CDC IXIS Asset Management Services, Inc. (investment management) prior to November 2004.

Keith E. Stone (Born 1974)	Assistant Treasurer	2006	Vice President, Trustee Reporting of the Advisor since September 2003; Manager, Investors Bank & Trust Company (financial services) from December 2002 to September 2003; Audit Senior, Deloitte & Touche, LLP (independent registered public accounting firm) prior to December 2002.

Barry S. Vallan (Born 1969)	Controller	2006	Vice President-Fund Treasury of the Advisor since October 2004; Vice President-Trustee Reporting from April 2002 to October 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October 2002.

Peter T. Fariel (Born 1957)	Assistant Secretary	2006	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

Nicholas J. Kolokithas (Born 1972)	Assistant Secretary	2007

Assistant General Counsel, Bank of America since

March 2007; Vice President and Counsel, Deutsche Asset Management (investment management) from October 2005 to March 2007; Associate, Dechert LLP (law firm) from June 2000 to September 2005.

Julie B. Lyman (Born 1970)	Assistant Secretary	2007	Assistant General Counsel, Bank of America since October 2006; Associate, Kirkpatrick & Lockhart Nicholson Graham LLP (law firm) from April 2004 to October 2006; Counsel & Assistant Vice President, CDC IXIS Asset Management Services, Inc. (investment management) in and prior to April 2004.

Ryan C. Larrenaga (Born 1970)	Assistant Secretary	2005	Assistant General Counsel, Bank of America since March 2005; Associate, Ropes & Gray LLP (law firm) from 1998 to February 2005.

Julian Quero (Born 1967)	Assistant Treasurer	2003	Senior Compliance Manager of the Advisor since April 2002.

BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (or the investment sub-advisor(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Funds are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interests of customer orders above the specialist’s own interests, and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist, Inc. may make a market in certain securities held by the Funds.

In placing orders for portfolio securities of a Fund, the Advisor gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than those that the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces the Advisor’s own research, the receipt of such research does not tend to decrease the Advisor’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of the Advisor other than the Funds. Conversely, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Funds. The Advisor is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for each Fund and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect a Fund.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the

Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, the Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Funds may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Advisor’s investment management activities, investment decisions for each Fund are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to each Fund and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services — Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following describes the types and amounts of brokerage commissions paid by the Funds during their three most recently completed fiscal years. In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

The Funds paid no brokerage commissions for the past three fiscal years. The Funds paid no brokerage commissions to affiliated broker/dealers for the past three fiscal years.

Directed Brokerage

The Funds or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker/dealer because of the research services it provides the Funds or the Advisor.

During the fiscal year ended August 31, 2007, no Fund directed brokerage transactions.

Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of August 31, 2007, the Funds owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of August 31, 2007

Fund	Broker/Dealer	Dollar Amount of Securities Held
California Tax-Exempt Reserves	N/A	N/A
Cash Reserves	N/A	N/A
Connecticut Municipal Reserves	N/A	N/A
Government Reserves	N/A	N/A
Massachusetts Municipal Reserves	N/A	N/A
Money Market Reserves	N/A	N/A
Municipal Reserves	N/A	N/A
New York Tax-Exempt Reserves	N/A	N/A
Prime Reserves	N/A	N/A
Tax-Exempt Reserves	N/A	N/A
Treasury Reserves	N/A	N/A

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor pay significant amounts to certain financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries varies. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 Plan. As of November 1, 2007, the Board has authorized the Funds to pay up to 0.15% of the average aggregate value of each Fund’s shares. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Funds’ Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services.

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Bank of America affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make shareholder servicing payments to the financial intermediaries or their affiliates shown below.

Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

•     ABR Retirement Plan Services, Inc.

•     Acclaim Benefits, Inc.

•     ACS HR Solutions LLC

•     ADP Retirement Services

•     American Century Investments

•     Ameriprise Financial Services, Inc.

•     AMG Service Corp.

•     AST Trust Company

•     Benefit Plan Administrators

•     Bisys Retirement Services

•     Ceridian Retirement Plan Services

•     Charles Schwab & Co.

•     Citigroup Global Markets Inc.

•     CitiStreet LLC

•     City National Bank

•     CNA Trust Corporation

•     Compensation & Capital Administrative Services, Inc.

•     CompuSys Erisa Group of Companies

•     Daily Access Concepts, Inc.

•     Digital Retirement Solutions

•     Edgewood Services, Inc.

•     E*Trade Group, Inc.

•     ExpertPlan

•     Fidelity Investments Institutional Operations Co.

•     Fiserv Trust Company

•     Great West Life & Annuity Co.

•     GWFS Equities, Inc.

•     Hartford Life Insurance Company

•     Hewitt Associates LLC

•     Invesmart, Inc.

•     John Hancock Life Insurance Company (USA)

•     John Hancock Life Insurance Company of New York

•     JP Morgan Retirement Plan Services LLC

•     Lincoln Financial Group

•     Linsco/Private Ledger Corp.

•     M&T Securities, Inc.

•     Marquette Trust Company

•     Massachusetts Mutual Life Insurance Company

•     Matrix Settlement & Clearance Services

•     Mercer HR Services, LLC

•     Merrill Lynch, Pierce, Fenner & Smith Incorporated

•     Mid Atlantic Capital Corporation

•     National Deferred Compensation, Inc.

•     National Investor Services Corp.

•     Nationwide Investment Services

•     New York State Deferred Compensation, Inc.

•     NYLife Distributors LLC

•     PNC Advisors

•     Princeton Retirement Group

•     Principal Life Insurance Company

•     RBC Dain Rauscher Inc.

•     Robert W. Baird & Co., Inc.

•     Strong Funds Distributors, Inc.

•     The 401k Company

•     T. Rowe Price Group, Inc.

•     The Gem Group, L.P.

•     The Principal Financial Group

•     The Vanguard Group, Inc.

•     Unified Trust Company, N.A.

•     Wachovia Securities, LLC

•     Wells Fargo Bank, N.A.

•     Wells Fargo Funds Management, LLC

•     Wespac Plan Services, Inc.

•     Wilmington Trust Corporation

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices — Additional Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Distributor and other Bank of America affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices — Additional Shareholder Servicing Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses in the Fund’s prospectuses.

Marketing Support Payments

The Distributor and other Bank of America affiliates make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Money Market Funds)

attributable to the financial intermediary. The Distributor and other Bank of America affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•     A.G. Edwards & Sons, Inc.

•     AIG Advisor Group

•     Ameriprise Financial Services, Inc.

•     AXA Advisors, LLC

•     Banc of America Securities LLC

•     Banc One Investment Group, LLC

•     Bank of America, N.A.

•     Bank of New York

•     Bear Stearns Securities Corporation

•     BMO Capital Markets Corp.

•     Brown Brothers Harriman & Co.

•     Chicago Mercantile Exchange

•     Citibank, N.A.

•     Citicorp Investment Services

•     Citigroup Global Markets Inc.

•     Commonwealth Financial Network

•     Custodial Trust Company

•     FAS Corp.

•     Fidelity Brokerage Services, Inc.

•     Genworth Financial, Inc.

•     Goldman, Sachs & Co.

•     Harris Corporation

•     Huntington Capital Corp.

•     ING Group

•     J.J.B. Hilliard, W.L. Lyons, Inc.

•     Lincoln Financial Advisors Corp.

•     Linsco/Private Ledger Corp.

•     Mellon Financial Markets, LLC

•     Merrill Lynch, Pierce, Fenner & SmithIncorporated

•     Money Market One

•     Morgan Stanley & Co. Incorporated.

•     National Financial Services LLC

•     Pershing LLC

•     PNC Bank, N.A.

•     Prudential Investment Management Services, LLC

•     Raymond James & Associates, Inc.

•     Raymond James Financial Services, Inc.

•     Security Benefit Life Insurance Company

•     SEI Investments Inc.

•     State Street Global Markets, LLC

•     SVB Securities

•     SunGard Institutional Brokerage Inc.

•     Sun Life Assurance Company of Canada

•     TIAA-CREF Life Insurance Company

•     Transamerica Corporation

•     UBS Financial Services Inc.

•     US Bank National Association

•     Wachovia Securities LLC

•     Webster Investment Services, Inc.

•     Wells Fargo Fund Management LLC

•     Wells Fargo Corporate Trust Services

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular Fund or a particular share class over other funds or share classes. See Investment Advisory and Other Services — Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest for more information.

CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in each Fund’s prospectuses, a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Funds, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A	Class B	Class C	Class Z	Daily Class	Investor Class	Trust Class	Liquidity Class	Capital Class	Adviser Class	Institutional Class	G-Trust Shares	Retail A Shares	Marsico Shares
California Tax-Exempt Reserves					✓	✓	✓	✓	✓	✓	✓
Cash Reserves	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓			✓
Connecticut Municipal Reserves												✓	✓
Government Reserves	✓				✓	✓	✓	✓	✓	✓	✓	✓	✓
Government Plus Reserves								✓	✓	✓	✓	✓	✓
Massachusetts Municipal Reserves												✓	✓
Money Market Reserves							✓	✓	✓	✓	✓	✓	✓
Municipal Reserves				✓	✓	✓	✓	✓	✓	✓	✓
New York Tax-Exempt Reserves	✓				✓		✓		✓	✓	✓	✓	✓
Prime Reserves								✓	✓	✓	✓
Tax-Exempt Reserves	✓				✓	✓	✓	✓	✓	✓	✓	✓	✓
Treasury Reserves	✓				✓	✓	✓	✓	✓	✓	✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Funds will not be personally liable for payment of the Funds’

debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of the Funds’ obligation only if the Funds had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of the Funds are entitled to receive any dividends or other distributions declared for the Funds. No shares have priority or preference over any other shares of the Funds with respect to distributions. Distributions will be made from the assets of the Funds, and will be paid pro rata to all shareholders of each Fund (or class) according to the number of shares of each Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the Funds based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the employment of the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in a Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Investment Advisory Agreement or investment sub-advisory agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Funds, shareholders of the Funds are entitled to receive the assets attributable to the relevant class of shares of the Funds that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Fund’s prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law, or compel sales of shares in certain cases. Unusual market conditions, significant levels of redemption requests, a significant percentage of illiquid securities held by the Fund, or other factors may affect the Fund’s ability to pay redemption proceeds within the normal time period for payment stated in the Prospectus.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements that which can be found in the Funds’ prospectuses.

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Employees of Bank of America (and its predecessors), its affiliates and subsidiaries.

•	Trustees of funds advised or administered by the Advisor.

•	Directors, officers and employees of the Advisor, the Distributor, and their respective successors, any investment sub-advisor and companies affiliated with the Advisor.

•	Insurance company separate accounts for the benefit of group retirement plans.

•	Registered representatives and employees of selling and servicing agents (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor.

•	Broker/dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes.

•	Employees or partners of any service provider to the Columbia Funds.

•	Families of the parties listed above and their beneficial accounts. Family members include: spouses, parents, stepparents, legal guardians, children, stepchildren, father-in-laws and mother-in-laws.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•	Banks, trust companies and thrift institutions, acting as fiduciaries.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•	Certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

•

At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Columbia Funds are a party.

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Fund. This reinstatement privilege allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are sold.

Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on sales following the death of: (i) the sole shareholder on an individual account; (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any sale from the estate account. If the account is transferred to a new registration and then a sale is requested, the applicable CDSC will be charged.

Systematic Withdrawal Plan (SWP): CDSCs may be waived on sales occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value at the time that the SWP is established. Otherwise a CDSC will be charged on SWP sales until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.

Disability: CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the purchase of shares; (ii) the disabled shareholder must have been under the age of 65 at the time of the initial determination of disability; and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.

Death of a trustee: CDSCs may be waived on sales occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (i) the grantor of the trust is the sole trustee and the sole life beneficiary, and (ii) death occurs following the purchase, and (iii) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent sale.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on sales required to return excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-U.S. investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares sold for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Funds’ discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. The net asset value per share of the Funds will be determined (unless the Funds close earlier) as of the times outlined in their prospectuses.

Each of the Funds invests only in high-quality instruments and maintains a dollar-weighted average portfolio maturity of 90 days or less. The Funds generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less. The Board has established procedures reasonably designed, taking into account current market conditions and each Fund’s investment objective, to stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board at such intervals as it deems appropriate to determine the extent, if any, to which the net asset value per share of each Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, a Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from a Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund’s outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

With respect to Cash Reserves, Money Market Reserves and Prime Reserves (the “Specified Funds”), NB Funding Company LLC (the “Support Provider”), an affiliate of CMA, has entered into a Capital Support Agreement with Columbia Funds Series Trust (the “Agreement”). The Agreement establishes the basis for the Support Provider to make a capital contribution to a Specified Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Specified Fund’s market-based net asset value (“NAV”) per share to fall below the Minimum NAV Per Share (as defined below). The amount the Support Provider could be required to contribute under the Agreement is presently limited to $189 million in the aggregate for the Specified Funds (the “Maximum Contribution Amount”). The contribution obligation under the Agreement is subject to certain allocation procedures and other conditions and restrictions. The obligation to make contributions under the Agreement terminates no later than December 13, 2008 or earlier upon the payment of the Maximum Contribution Amount. Each Specified Fund is required to sell any Covered Securities (as defined below) on the business day immediately prior to December 13, 2008; provided that a Fund is not required to complete any such sale if the sale would not result in the payment of a capital contribution. Bank of America Corporation has guaranteed to the Specified Funds the payment of any capital contribution that the Support Provider is obligated to make under the Agreement.

Subject to certain conditions, the Agreement requires the Support Provider to contribute cash in an amount necessary to prevent a Specified Loss (as defined below) from causing a Specified Fund’s market-based NAV per share to decline below specific levels set forth in the Agreement (the “Minimum NAV Per Share”). A “Specified Loss” is a loss arising from a disposition of a portfolio security that has been subject to a default or other event listed in Rule 2a-7(c)(6)(ii) under the 1940 Act (a “Covered Security”) at less than its amortized cost. A Specified Fund may also consider amounts potentially contributable under the Agreement (a “Potential Future Contribution”) as an asset of the Specified Fund in calculating its market-based NAV. Until the disposition of a Covered Security, the amount of such Potential Future Contribution may increase, decrease or be eliminated on any day the Fund calculates its market-based NAV per share as a result of changes in the market value of a Covered Security, or other factors, prior to the actual payment of the contribution by the Support Provider to the Specified Fund. The amount of such Potential Future Contribution and any actual contribution will be applied against the Maximum Contribution Amount.

As of December 28, 2007, Prime Reserves included a Potential Future Contribution in calculating its market-based NAV.

TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address most state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws to their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation provides that 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described above) will be treated as qualifying income. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of a Fund’s taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of a Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and, in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

Moreover, a Fund may determine to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits, reduced by an interest charge on 50% of such earnings and profits, attributable to non-regulated investment company years. In addition, if a Fund which has previously qualified as a regulated investment company were to fail to qualify as a regulated investment company for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, be subject to taxation on such built-in gain recognized for a period of ten years, in order to re-qualify as a regulated investment company in a subsequent year.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least an amount equal to the sum of 98% of its ordinary income (excluding capital gains and losses for that year), 98% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income). Each Fund generally intends to actually distribute or be deemed to have distributed (as described earlier) substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

Capital Loss Carryforwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), or any such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund’s use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable income, (or, for Tax-Exempt Funds, distributable income) a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund. In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed index options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carry-forward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures and options contracts, may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” (as defined below) to fail to satisfy the applicable holding period requirements (as described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash-sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company accorded special tax treatment.

A Fund may invest directly or indirectly (e.g., through a REIT) in residual interests in real estate mortgage investment conduits (“REMICs”) or in REITs or qualified REIT subsidiaries that are taxable mortgage pools (“REIT TMPs”). Under recent IRS guidance, a Fund must allocate “excess inclusion income” received directly or indirectly from REMIC residual interests or REIT TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or REIT TMPs directly. Additionally, dividends paid by REITs generally will not be eligible to be treated as “qualified dividend income” (as defined below).

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC (which generally includes not only stock but also an option to acquire stock, such as is inherent in a convertible bond under proposed Treasury Regulations), the Fund could be subject to federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives transactions.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

Except for exempt-interest dividends (as defined below) paid out by the Tax-Exempt Funds, all distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction (discussed below) or as qualified dividend income (defined below). Each Fund will designate capital gain dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

If at the close of each quarter of its taxable year at least 50% of the value of the total assets of a Tax-Exempt Fund consists of securities generating interest exempt from federal tax under Section 103(a) of the Code, then the Tax-Exempt Fund may pass through to its shareholders the tax-exempt character of its income from such assets by paying “exempt-interest dividends”. Exempt-interest dividends are dividends paid by a regulated investment company that are designated as such in a written notice mailed to its shareholders. Exempt-interest dividends are not generally subject to federal income tax, but they may be subject to state and local taxes. In addition, an investment in the Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. In particular, if a Fund invests in certain private activity bonds, certain shareholders may become subject to alternative minimum tax on the part of the Fund’s distributions derived from interest on such bonds.

A shareholder who received Social Security or railroad retirement benefits should consult his or her tax advisor to determine what effect, if any, an investment in the Fund may have on the federal taxation of such benefits. Tax exempt dividends are included in income for purposes of determining the amount of benefits that are taxable.

Distributions of a Tax-Exempt Fund’s income other than exempt-interest dividends generally will be taxable as ordinary income, except that any distributions of net capital gains will be taxable as capital gains. Gains realized by a Tax-Exempt Fund on sale or exchange of investments that generate tax-exempt income will be taxable to shareholders.

Further discussion of the rules applicable to Tax-Exempt Funds is provided below.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

In general, as long as a Money Market Fund maintains a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of Fund shares. If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives or is deemed to receive a long-term capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI. If a shareholder holds Tax-Exempt Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. Additionally, where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six-month holding period requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this SAI.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received by a Fund in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Income and bond funds typically do not distribute significant amounts of “qualified dividend income.”

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Funds generally are required to withhold, and remit to the U.S. Treasury, subject to certain exemptions (such as for corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind, but excluding exempt-interest dividends) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN), fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding or has underreported dividend or interest income, or if the IRS notifies a Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

A portion of the interest paid or accrued on certain high-yield discount obligations owned by a Fund may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction if certain requirements are met. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such accrued interest.

Foreign Shareholders

Very generally, for taxable years beginning before January 1, 2008 (subject to a potential one-year extension under proposed legislation), distributions properly designated by a Fund as “interest-related dividends” will be exempt from federal income tax withholding provided the Fund obtains a properly completed and signed certificate of foreign status from the foreign shareholder (an “exempt foreign shareholder”). Interest-related dividends are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust over which a U.S. court is able to exercise primary supervision and with respect to which one or more U.S. persons have authority to control substantial decisions), a foreign estate (i.e., an estate the income of which is not subject to U.S. tax regardless of source), or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related dividend, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). This tax generally will not apply to exempt-interest dividends from a Tax-Exempt Fund. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

As a Money Market Fund, each Fund does not expect to realize substantial capital gain, but no assurance can be given to this effect. If a Fund realizes any short-term capital gain with respect to taxable years of the Fund beginning before January 1, 2008 (subject to a potential one-year extension under proposed legislation), complex rules would apply to the qualification of Fund distributions as “short-term capital gain dividends” to foreign shareholders; therefore, foreign shareholders are urged to consult their own tax advisers and financial planners with respect to the particular tax consequences to them of an investment in a Fund.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related dividends or short-term capital gain dividends. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

Special tax rules apply to distributions that a qualified investment entity (“QIE”) makes to foreign shareholders that are attributable to gain from the QIE’s sale or exchange of a U.S. real property interest (as defined in the Code). However, the Funds do not expect such special tax rules to apply because the Funds do not expect to be QIEs.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

Special Tax Considerations Pertaining to All Tax-Exempt Funds

If at least 50% of the value of a regulated investment company’s total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay exempt-interest dividends (as defined above). The Tax-Exempt Funds intend to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest dividends.

Distributions of capital gains or income not attributable to interest on a Tax-Exempt Fund’s tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

Not later than 60 days after the close of its taxable year, each Tax-Exempt Fund will notify its shareholders of the portion of the distributions for the taxable year which constitutes exempt-interest dividends. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Tax-Exempt Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Tax-Exempt Fund will not be deductible to the extent that the Fund’s distributions are exempt from federal income tax.

In addition, certain deductions and exemptions have been designated “tax preference items” which must be added back to taxable income for purposes of calculating federal alternative minimum tax (“AMT”). Tax preference items include tax-exempt interest on certain “private activity bonds.” To the extent that a Tax-Exempt Fund invests in such private activity bonds, its shareholders will be required to report that portion of a Tax-Exempt Fund’s distributions attributable to income from the bonds as a tax preference item in determining their AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Exempt Fund. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Exempt Fund. Furthermore, shareholders will not be permitted to deduct any of their shares of a Tax-Exempt Fund’s expenses in computing their AMT. In addition, exempt-interest dividends paid by a Tax-Exempt Fund to a corporate shareholder is included in the shareholder’s “adjusted current earnings” as part of its AMT calculation, and may also affect its federal “environmental tax” liability. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisors.

The IRS is paying increased attention to whether obligations intended to produce interest exempt from federal income taxation in fact meet the requirements for such exemption. Ordinarily, the Tax-Exempt Funds rely on an opinion from the issuer’s bond counsel that interest on the issuer’s obligation will be exempt from federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation from its issue date to be taxable and could jeopardize a Tax-Exempt Fund’s ability to pay exempt-interest dividends. Similar challenges may occur as to state-specific exemptions.

Special Tax Considerations Pertaining to California Tax-Exempt Reserves

If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company consists of obligations, which, when held by an individual, the interest therefrom, is exempt from income taxation by California (“California Exempt Securities”), then the regulated investment company will be qualified to make distributions that are exempt from California state individual income tax (“California exempt-interest dividends”). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. Government and U.S. Possession obligations. California Tax-Exempt Reserves intends to qualify under the above requirements so that it can pay California exempt-interest dividends.

Within sixty days after the close of its taxable year, the Fund will notify its shareholders of the portion of the distributions paid by the Fund that is exempt from California state individual income tax. The total amount of California exempt-interest dividends paid by the Fund with respect to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund were treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium that would not be deductible under federal income or California state individual income tax law.

Interest on indebtedness incurred or continued by a shareholder in a taxable year to purchase or carry shares of California Tax-Exempt Reserves is not deductible for California stated individual income tax purposes if the Fund distributes California exempt-interest dividends during the shareholder’s taxable year.

The foregoing is only a summary of some of the important California state individual income tax considerations generally affecting California Tax-Exempt Reserves and its shareholders. No attempt is made to present a detailed explanation of the California state income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any of the Fund’s distributions constituting California exempt-interest dividends is excludable from income for California state individual income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the Fund, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisors with respect to the application of such taxes to the receipt of the Fund’s distributions and as to their own California state tax situation, in general.

Special Tax Considerations Pertaining to Connecticut Municipal Reserves

Dividends paid by Connecticut Municipal Reserves will not be subject to the Connecticut individual income tax imposed on resident and nonresident individuals, trusts and estates to the extent that they are derived from obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or public instrumentalities, state or local authorities, districts or similar public entities created under Connecticut law (“Connecticut Obligations”) or from obligations the interest on which states are prohibited from taxing by federal law. Other Fund dividends and distributions, whether received in cash or additional shares, are subject to this tax, except that, in the case of shareholders who hold their shares as capital assets, distributions treated as capital gain dividends for federal income tax purposes are not subject to the tax to the extent that they are derived from Connecticut Obligations. Dividends and distributions paid by the Fund that constitute items of tax preference for purposes of the federal alternative minimum tax, other than any derived from exempt-interest dividends not subject to the Connecticut individual income tax, could cause liability for the net Connecticut minimum tax applicable to investors subject to the Connecticut individual income tax who are required to pay the federal alternative minimum tax. Dividends paid by Columbia Connecticut Municipal Reserves, including those that qualify as exempt-interest dividends for federal income tax purposes, are taxable for purposes of the Connecticut Corporation Business Tax; however, 70% (100% if the investor owns at least 20% of the total voting power and value of the Fund’s shares) of amounts that are treated as dividends and not as exempt-interest dividends or capital gain dividends for federal income tax purposes are deductible for purposes of this tax, but no deduction is allowed for expenses related thereto. Shares of the Fund are not subject to property taxation by Connecticut or its political subdivisions.

Special Tax Considerations pertaining to Massachusetts Municipal Reserves

Distributions by Massachusetts Municipal Reserves to its shareholders are exempt from Massachusetts personal income taxation to the extent they are derived from (and designated by the Fund as being derived from) (i) interest on Massachusetts Municipal Securities (as defined above), (ii) capital gains realized by the Fund from the sale of certain Massachusetts Municipal Securities, or (iii) interest on U.S. Government obligations exempt from state income taxation. Distributions from a Fund’s other net investment income and net short-term capital gains (which may include exempt-interest dividends attributable to the Fund’s investments in municipal securities of other states) generally will be taxable at ordinary Massachusetts personal income tax rates. Except as noted earlier in respect of capital gains realized by the Fund from the sale of certain Massachusetts Municipal Securities, generally the Fund’s capital gain dividends will be taxable by the Commonwealth as long-term capital gains. The Fund will mail a statement to its shareholders no later than 60 days after the close of its tax year showing which portion of the Fund’s distributions and capital gain dividends are exempt from Massachusetts personal income tax.

Distributions by Massachusetts Municipal Reserves to corporate shareholders, including exempt-interest dividends, may be subject to Massachusetts corporate excise tax.

The foregoing is a general summary of the Massachusetts tax consequences of investing in the Fund. You should consult your tax advisor regarding specific questions as to federal, state or local taxes.

Special Tax Considerations Pertaining to New York Tax-Exempt Reserves

The portion of the New York Tax-Reserves’ exempt-interest dividends attributable to interest received by the Fund on tax-exempt obligations of the State of New York or its political subdivisions will be exempt from New York State and City individual income taxes and from the New York City unincorporated business tax. Such distributions made to corporate shareholders subject to New York State and/or City corporate franchise or income tax may be taxable for such purposes. Accordingly, potential corporate investors in New York Tax-Exempt Reserves, including, in particular, corporate investors that may be subject to New York State and/or City corporate franchise or income tax, should consult their own tax advisors with respect to the application of such taxes to the Fund’s distributions.

Tax-Exempt Shareholders

Under current law, the Funds generally “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b) or if a Fund allocates excess inclusion income (discussed above) to such shareholder.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in taxable mortgage pools. Under legislation enacted in December 2006, a charitable remainder trust, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in November 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income” (which is described earlier). Rather, as described above, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 CRT legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more (for an individual shareholder) or $10 million or more (for a corporate shareholder), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Additional Municipal Securities Risk

The Supreme Court has agreed to review an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bond funds. If the Supreme Court determines that the U.S. Constitution prohibits states from treating the interest income on in-state municipal bonds differently from the income on out-of-state municipal bonds for state income tax purposes, most states likely will revisit the way in which they treat the interest on municipal bonds. This has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. You should consult your tax advisor to discuss the tax consequences of your investment in a Fund. This also has the potential to cause a decline in the value of the municipal securities held by a Fund which, in turn, would reduce the value of a Fund’s shares. The Supreme Court heard oral arguments in the case in November 2007.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of November 30, 2007, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder “(i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
CALIFORNIA TAX-EXEMPT RESERVES — Adviser Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	501,827,406.32	95.35%

CALIFORNIA TAX-EXEMPT RESERVES — Capital Class FUNDSHARE OMNIBUS ACCOUNT ATTN: NORMAN HOELTER 2044 FRANKLIN STREET OAKLAND CA 94612-2908	147,492,805.37	23.66%

CALIFORNIA TAX-EXEMPT RESERVES — Capital Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	46,426,324.05	7.45%

CALIFORNIA TAX-EXEMPT RESERVES — Capital Class BANK OF AMERICA NA ATTN FUNDS ACCOUNTING (ACI) 411 NORTH AKARD ST DALLAS TX 75201-3307	150,946,273.97	24.21%

CALIFORNIA TAX-EXEMPT RESERVES — Daily Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	1,566,278,778.00	99.98%

CALIFORNIA TAX-EXEMPT RESERVES — Institutional Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	589,884,017.08	99.16%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
CALIFORNIA TAX-EXEMPT RESERVES — Investor Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	197,719,342.55	97.06%

CALIFORNIA TAX-EXEMPT RESERVES — Liquidity Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	60,202,419.44	100.00%

CALIFORNIA TAX-EXEMPT RESERVES — Trust Class BANK OF AMERICA NA ATTN FUNDS ACCOUNTING (ACI) 411 NORTH AKARD ST DALLAS TX 75201-3307	150,946,273.97	95.23%

CASH RESERVES — Adviser Class BANK OF AMERICA NA SWP DISBURSEM NC BANK OF AMERICA NA SWEEP/AUTOBORROW 101 N TRYON STREET ONE INDEPENDENCE CENTER CHARLOTTE NC 28255-0001	10,656,000,000	56.96%

CASH RESERVES — Adviser Class BANK OF AMERICA OF TEXAS NA CUST GLOBAL FINANCE SWEEP CUSTOMERS ATTN: RENEE HAKUL 1201 MAIN ST DALLAS TX 75202-3920	4,460,664,860.00	23.84%

CASH RESERVES — Adviser Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	1,722,164,192.00	9.20%

CASH RESERVES — Adviser Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	1,561,778,995.	8.35%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
CASH RESERVES — Capital Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	7,059,539,767.00	57.82%

CASH RESERVES — Capital Class BANK OF AMERICA NA ATTN FUNDS ACCOUNTING (ACI) 411 NORTH AKARD ST DALLAS TX 75201-3307	2,291,279,197.00	18.77%

CASH RESERVES — Capital Class FUNDSHARE OMNIBUS ACCOUNT ATTN: NORMAN HOELTER 2044 FRANKLIN STREET OAKLAND CA 94612-2908	773,307,821.41	6.33%

CASH RESERVES — Daily Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	18,367,909,011	99.99%

CASH RESERVES — Institutional Class RIDGE CLEARING & OUTSOURCING SOLUTIONS ATTN ROB WALSH 2 JOURNAL SQUARE 3TH FLR JERSEY CITY NJ 07306	2,565,570,801.00	38.21%

CASH RESERVES — Institutional Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	1,942,501,842.00	28.93%

CASH RESERVES — Institutional Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	1,400,607,721.00	20.86%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
CASH RESERVES — Institutional Class BANK OF AMERICA OF TEXAS NA CUST GLOBAL FINANCE SWEEP CUSTOMERS ATTN: RENEE HAKUL 1201 MAIN ST TX1-609-21-01 DALLAS TX 75202-3920	725,000,000.00	10.80%

CASH RESERVES — Investor Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	103,640,618.23	9.47%

CASH RESERVES — Investor Class RIDGE CLEARING & OUTSOURCING SOLUTIONS ATTN ROB WALSH 2 JOURNAL SQUARE 3TH FLR JERSEY CITY NJ 07306	462,929,424.21	42.29%

CASH RESERVES — Investor Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	370,581,141.75	33.85%

CASH RESERVES — Investor Class THE BANK OF NEW YORK ATTN FRANK NOTARO 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1381	121,568,164.08	11.11%

CASH RESERVES — Liquidity Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	824,392,032.60	78.00%

CASH RESERVES — Liquidity Class BANK OF AMERICA NA SWP DISBURSEM NC BANK OF AMERICA NA SWEEP/AUTOBORROW 101 N TRYON STREET ONE INDEPENDENCE CENTER CHARLOTTE NC 28255-0001	106,000,000.00	10.03%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
CASH RESERVES — Liquidity Class NFS LLC FEBO DAVID D CASEY 15255 SWITZER RD OVERLAND PARK KS 66221-9551	96,794,180.95	9.16%

CASH RESERVES — Marsico Class UMB FUND SERVICES INC AS AGENT FOR MARSICO FUNDS INC 803 W MICHIGAN ST SUITE A MILWAUKEE WI 53233-2301	12,787,554.33	100.00%

CASH RESERVES — Trust Class BANK OF AMERICA NA ATTN FUNDS ACCOUNTING (ACI) 411 NORTH AKARD ST DALLAS TX 75201-3307	2,417,370,026.00	96.90%

CASH RESERVES — Class A NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	391,461,440.20	86.44%

CASH RESERVES — Class C CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	1,654,983.70	15.54%

CASH RESERVES — Class Z COLUMBIA MGMT DISTRIBUTORS, INC 100 FEDERAL STREET BOSTON MA 02110-1802	69,009,119.24	9.89%

GOVERNMENT RESERVES — Adviser Class BANK OF AMERICA NA SWP DISBURSEM NC BANK OF AMERICA NA SWEEP/AUTOBORROW 101 N TRYON STREET ONE INDEPENDENCE CENTER CHARLOTTE NC 28255-0001	1,094,000,000.00	64.78%

GOVERNMENT RESERVES — Adviser Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	218,793,906.45	12.96%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
GOVERNMENT RESERVES — Adviser Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	323,166,127.69	19.14%

GOVERNMENT RESERVES — Capital Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	3,331,784,988.00	63.67%

GOVERNMENT RESERVES — Capital Class CITIBANK N.A. FBO DCNAH ATTN: TERRI KEUM 111 WALL ST 15TH FLOOR NEW YORK NY 10005-3509	1,008,307,629.00	19.27%

GOVERNMENT RESERVES — Capital Class BANK OF AMERICA NA ATTN FUNDS ACCOUNTING (ACI) 411 NORTH AKARD ST DALLAS TX 75201-3307	344,689,272.43	6.59%

GOVERNMENT RESERVES — Daily Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	869,362,015.16	100.00%

GOVERNMENT RESERVES — Institutional Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	1,051,347,245.00	66.74%

GOVERNMENT RESERVES — Institutional Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	376,237,497.01	23.88%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
GOVERNMENT RESERVES — Institutional Class RIDGE CLEARING & OUTSOURCING SOLUTIONS ATTN ROSA SANTIAGO MONEY MKT FUNDS 26 BROADWAY 13TH FLOOR NEW YORK NY 10004-1703	120,446,529.92	7.65%

GOVERNMENT RESERVES — Investor Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	100,291,968.18	50.29%

GOVERNMENT RESERVES — Investor Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	62,595,480.02	31.39%

GOVERNMENT RESERVES — Investor Class THE BANK OF NEW YORK ATTN FRANK NOTARO 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1381	32,366,980.82	16.23%

GOVERNMENT RESERVES — Liquidity Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	559,269,960.41	70.28%

GOVERNMENT RESERVES — Liquidity Class BANK OF AMERICA NA SWP DISBURSEM NC BANK OF AMERICA NA SWEEP/AUTOBORROW 101 N TRYON STREET ONE INDEPENDENCE CENTER CHARLOTTE NC 28255-0001	223,000,000.00	28.02%

GOVERNMENT RESERVES — Trust Class BANK OF AMERICA NA ATTN FUNDS ACCOUNTING (ACI) 411 NORTH AKARD ST DALLAS TX 75201-3307	290,217,854.25	99.97%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
GOVERNMENT RESERVES — Class A NFS LLC FEBO KATHERINE A BINDER WILLIAM P BINDER 90 CASCADE KY BELLEVUE WA 98006-1030	2,812,931.63	28.72%

GOVERNMENT RESERVES — Class A NFS LLC FEBO NFS/FMTC IRA FBO MICHAEL W ROCHE 6 OPEN TRAIL DR SANDWICH MA 02563-3119	1,175,455.24	12.00%

GOVERNMENT RESERVES — Class A NFS LLC FEBO CARLOS EXPOSITO 40 NW 124TH AVE MIAMI FL 33182-1234	1,128,838.87	11.53%

GOVERNMENT RESERVES — Class A NFS LLC FEBO WENDY M DONOHOE 3185 ADAMSWOOD DR SAN JOSE CA 95148-2707	978,367.57	9.99%

GOVERNMENT RESERVES — G Trust BANK OF AMERICA NA 411 N AKARD ST 6TH FLOOR DALLAS TX 75201-3307	255,046,809.10	98.27%

MONEY MARKET RESERVES — G Trust BANK OF AMERICA NA 411 N AKARD ST 6TH FLR DALLAS TX 75201-3307	689,636,945.30	95.39%

MONEY MARKET RESERVES — Adviser Class BANK OF AMERICA NA SWP DISBURSEM NC BANK OF AMERICA NA SWEEP/AUTOBORROW 101 N TRYON STREET ONE INDEPENDENCE CENTER CHARLOTTE NC 28255-0001	7,431,000,000.	90.53%

MONEY MARKET RESERVES — Adviser Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	661,585,663.81	8.06%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
MONEY MARKET RESERVES — Capital Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	8,078,053,473.	63.77%

MONEY MARKET RESERVES — Capital Class THE BANK OF NEW YORK ATTN FRANK NOTARO 111 SANDERS CREEK PKWY EAST SYCARUSE NY 13057-1382	1,883,061,981.	14.86%

MONEY MARKET RESERVES — Capital Class FUNDSHARE OMNIBUS ACCOUNT ATTN: NORMAN HOELTER 2044 FRANKLIN STREET OAKLAND CA 94612-2908	976,913,712.66	7.71%

MONEY MARKET RESERVES — Institutional Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	3,388,062,305.	99.55%

MONEY MARKET RESERVES — Investor Class THE BANK OF NY TRUST CO OF FL AS TTEE FOR ALAMO HOUSING FINANCE CORP SERIES 2001 2001 BRYANT ST FL8 DALLAS TX 75201-3002	15,975,156.25	23.09%

MONEY MARKET RESERVES — Investor Class THE BANK OF NEW YORK CO OF FL AS TTEE FOR CAPITAL AREA HOUSING FINANCE CORP SER 2000-1 ATTN PEG MAKOWSKI 2001 BRYANT ST FL8 DALLAS TX 75201-3002	15,202,369.00	21.98%

MONEY MARKET RESERVES — Investor Class WELLS FARGO BANK TX NA TRUSTEE FOR HIDALGO/WILLACY ATTN CORPORATE TRUST-MELISSA SCOTT 505 MAIN ST STE 301 FORT WORTH TX 76102-5469	12,617,983.00	18.24%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
MONEY MARKET RESERVES — Investor Class THE BANK OF NY TRUST CO OF FL AS TTEE FOR NORTEX HOUSING FINANCE CORP 2001-1 ATTN PEG MAKOWSKI 2001 BRYANT ST FL8 DALLAS TX 75201-3002	13,083,070.83	18.91%

MONEY MARKET RESERVES — Investor Class THE BANK OF NY TRUST CO OF FL AS TTEE FOR COASTAL BEND HOUSING FINANCE CORP SERIES 2001-1 ATTN PEG MAKOWSKI 600 NORTH PEARL ST STE 420 DALLAS TX 75201-4141	12,296,309.00	17.77%

MONEY MARKET RESERVES — Liquidity Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	1,141,571,285.	78.77%

MONEY MARKET RESERVES — Liquidity Class BANK OF AMERICA NA SWP DISBURSEM NC BANK OF AMERICA NA SWEEP/AUTOBORROW 101 N TRYON STREET ONE INDEPENDENCE CENTER CHARLOTTE NC 28255-0001	296,000,000.00	20.42%

MONEY MARKET RESERVES — Trust Class BANK OF AMERICA NA ATTN FUNDS ACCOUNTING (ACI) 411 NORTH AKARD ST DALLAS TX 75201-3307	64,324,129.84	92.05%

MUNICIPAL RESERVES — Adviser Class BANK OF AMERICA NA SWP DISBURSEM NC BANK OF AMERICA NA SWEEP/AUTOBORROW 101 N TRYON STREET ONE INDEPENDENCE CENTER CHARLOTTE NC 28255-0001	536,000,000.00	56.17%

MUNICIPAL RESERVES — Adviser Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	349,860,436.84	36.66%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
MUNICIPAL RESERVES — Adviser Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	64,671,984.260	6.78%

MUNICIPAL RESERVES — Capital Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	2,255,677,576.	67.96%

MUNICIPAL RESERVES — Capital Class BANK OF AMERICA NA ATTN FUNDS ACCOUNTING (ACI) 411 NORTH AKARD ST DALLAS TX 75201-3307	476,098,386.44	14.34%

MUNICIPAL RESERVES — Capital Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	319,212,555.49	9.62%

MUNICIPAL RESERVES — Daily Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	1,583,275,696.	100%

MUNICIPAL RESERVES — Institutional Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	825,267,426.02	72.09%

MUNICIPAL RESERVES — Institutional Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	296,151,437.23	25.87%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
MUNICIPAL RESERVES — Investor Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	48,175,259.80	86.15%

MUNICIPAL RESERVES — Investor Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	6,851,709.9700	12.25%

MUNICIPAL RESERVES — Liquidity Class BANK OF AMERICA NA SWP DISBURSEM NC BANK OF AMERICA NA SWEEP/AUTOBORROW 101 N TRYON STREET ONE INDEPENDENCE CENTER CHARLOTTE NC 28255-0001	196,000,000.00	72.18%

MUNICIPAL RESERVES — Liquidity Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	69,904,137.710	25.74%

MUNICIPAL RESERVES — Trust Class BANK OF AMERICA NA ATTN FUNDS ACCOUNTING (ACI) 411 NORTH AKARD ST DALLAS TX 75201-3307	440,548,264.87	99.37%

NEW YORK TAX EXEMPT RES — Retail A Class DOMENIC J VIGLIOTTI PO BOX 205 SOMERS NY 10589-0205	37,024.98	55.63%

NEW YORK TAX EXEMPT RES — Retail A Class KELLY K PHILIP 14 HALL AVE LARCHMONT NY 10538-2929	29,532.21	44.37%

NEW YORK TAX-EXEMPT RESERVES — Adviser Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	7,075,647.49	61.58%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
NEW YORK TAX-EXEMPT RESERVES — Adviser Class NFS LLC FEBO PETER PATINELLA MARISA PATINELLA 45 PEALE RD MANHASSET NY 11030-2803	2,017,899.71	17.56%

NEW YORK TAX-EXEMPT RESERVES — Adviser Class NFS LLC FEBO BRIAN SIVIN MARNI SIVIN 1 SADDLE LN ROSLYN HTS NY 11577-2727	658,599.82	5.73%

NEW YORK TAX-EXEMPT RESERVES — Capital Class BANK OF AMERICA NA ATTN FUNDS ACCOUNTING (ACI) 411 NORTH AKARD ST DALLAS TX 75201-3307	83,163,446.92	76.74%

NEW YORK TAX-EXEMPT RESERVES — Class A NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	40,001,760.02	99.99%

NEW YORK TAX-EXEMPT RESERVES — Institutional Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	90,566,401.83	58.51%

NEW YORK TAX-EXEMPT RESERVES — Institutional Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	38,550,156.13	24.90%

NEW YORK TAX-EXEMPT RESERVES — Institutional Class RIDGE CLEARING & OUTSOURCING SOLUTIONS ATTN ROB WALSH 2 JOURNAL SQUARE 3TH FLR JERSEY CITY NJ 07306	17,205,748.57	11.12%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
NEW YORK TAX-EXEMPT RESERVES — Institutional Class CAPINCO C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787	8,469,956.21	5.47%

NEW YORK TAX-EXEMPT RESERVES — Trust Class BANK OF AMERICA NA ATTN FUNDS ACCOUNTING (ACI) 411 NORTH AKARD ST DALLAS, TX 75201-3307	43,106,301.99	100.00%

NEW YORK TAX-EXEMPT RESERVES — Daily Class FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP 100 FEDERAL STREET BOSTON MA 02110-1802	10,316.45	100.00%

NEW YORK TAX-EXEMPT RESERVES — G-Trust Class BANK OFAMERICA NA 411 N AKARD ST 6TH FLOOR DALLAS TX 75201-3307	17,548,587.01	100.00%

TAX-EXEMPT RESERVES — G-Trust Class BANK OF AMERICA NA 411 N AKARD ST 6TH FLOOR DALLAS TX 75201-3307	712,652,721.81	99.99%

TAX-EXEMPT RESERVES — Retail A Class STEPHEN D R MOORE PATRICIA MOORE JT TEN 10 BELLEVUE AVE CAMBRIDGE MA 02140-3614	1,495,896.57	9.12%

TAX-EXEMPT RESERVES — Retail A Class JOHN C STOWE C/O LUTCO BALL BEARINGS 677 CAMBRIDGE ST WORCESTER MA 01610-2631	1,012,740.23	6.17%

TAX-EXEMPT RESERVES — Retail A Class BACK BAY SHUTTER CO INC. 169 MERRIMAC STREET WOBURN MA 01801-1748	856,422.53	5.22%

TAX-EXEMPT RESERVES — Retail A Class PHILIP S. KASTEN & CAROLYN KOSS KASTEN JT TEN 6 AZALEA LANE NASHUA NH 03062-1894	856,560.06	5.22%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
TAX-EXEMPT RESERVES —Adviser Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	23,816,602.80	43.64%

TAX-EXEMPT RESERVES — Adviser Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	30,756,688.49	56.36%

TAX-EXEMPT RESERVES — Capital Class BANK OF AMERICA NA ATTN FUNDS ACCOUNTING (ACI) 411 NORTH AKARD ST DALLAS TX 75201-3307	958,845,236.99	56.89%

TAX-EXEMPT RESERVES — Capital Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	407,442,269.66	24.17%

TAX-EXEMPT RESERVES — Daily Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	27,357,225.49	97.81%

TAX-EXEMPT RESERVES — Institutional Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	179,548,415.68	64.51%

TAX-EXEMPT RESERVES — Institutional Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	96,871,640.03	34.81%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
TAX-EXEMPT RESERVES — Investor Class THE BANK OF NEW YORK ATTN FRANK NOTARO 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1381	418,398.88	10.43%

TAX-EXEMPT RESERVES — Investor Class NFS LLC FEBO JAMES E HOFFMAN NICHOLA J HOFFMAN 532 SHREWSBURY AVE OCEANPORT NJ 07757-1445	1,105,656.10	27.57%

TAX-EXEMPT RESERVES — Investor Class GILES C UPSHUR III 6601 RIVER ROAD RICHMOND VA 23229-8528	398,916.75	9.95%

TAX-EXEMPT RESERVES — Investor Class BANK OF AMERICA ESCROW AGT FOR YELLOW HOLDING INC & CONNEX NORTH AMERICA INC (SELF INSURANCE) 8757 GEORGIA AVE SUITE 1300 SILVER SPRING MD 20910-3756	238,773.754	5.95%

TAX-EXEMPT RESERVES — Investor Class BETTY U. BERG TRUSTEE 106 OVERCREST CIR BREVARD NC 28712-9389	212,308.81	5.29%

TAX-EXEMPT RESERVES — Investor Class ORIANA M MCKINNON 552 MOWBRAY ARCH NORFOLK VA 23507-2130	209,731.25	5.23%

TAX-EXEMPT RESERVES — Investor Class MARYLAND IMPORTS LIMITED ATTN: WILLIAM LANE 2700 CALVERT ST NW APT 818 WASHINGTON DC 20008-2663	204,184.72	5.09%

TAX-EXEMPT RESERVES — Liquidity Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	58,740,617.43	72.87%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
TAX-EXEMPT RESERVES — Liquidity Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	21,871,960.07	27.13%

TAX-EXEMPT RESERVES —Trust Class BANK OF AMERICA NA ATTN FUNDS ACCOUNTING (ACI) 411 NORTH AKARD ST DALLAS TX 75201-3307	3,186,786,026.	99.07%

TAX-EXEMPT RESERVES — Class A NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	14,258,004.08	91.12%

TREASURY RESERVES — Adviser Class BANK OF AMERICA NA SWP DISBURSEM NC BANK OF AMERICA NA SWEEP/AUTOBORROW 101 N TRYON STREET ONE INDEPENDENCE CENTER CHARLOTTE NC 28255-0001	6,531,000,000.	68.70%

TREASURY RESERVES — Adviser Class BANK OF AMERICA OF TEXAS NA NA CUST GLOBAL FINANCE SWEEP CUSTOMERS ATTN: RENEE HAKUL 1201 MAIN ST TX1-609-21-01 DALLAS TX 75202-3920	1,890,032,011.00	19.88%

TREASURY RESERVES — Adviser Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	641,320,727.04	6.75%

TREASURY RESERVES — Capital Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENE FIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	5,452,195,770.	42.52%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
TREASURY RESERVES — Capital Class CITIBANK N.A. FBO DCNAH ATTN: TERRI KEUM 111 WALL ST 15TH FLOOR NEW YORK NY 10005-3509	2,021,182,925.	15.76%

TREASURY RESERVES — Capital Class BANK OF AMERICA NA ATTN FUNDS ACCOUNTING (ACI) 411 NORTH AKARD ST DALLAS TX 75201-3307	2,788,948,704.	21.75%

TREASURY RESERVES — Daily Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	979,933,789.30	99.94%

TREASURY RESERVES — Institutional Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	1,017,685,413.00	38.72%

TREASURY RESERVES — Institutional Class RIDGE CLEARING & OUTSOURCING SOLUTIONS ATTN ROB WALSH 2 JOURNAL SQUARE 3RD FLOOR JERSEY CITY NJ 07306	574,580,198.16	21.86%

TREASURY RESERVES — Institutional Class BANK OF AMERICA OF TEXAS NA NA CUST GLOBAL FINANCE SWEEP CUSTOMERS ATTN: RENEE HAKUL 1201 MAIN ST TX1-609-21-01 DALLAS TX 75202-3908	815,000,000.00	31.01%

TREASURY RESERVES — Institutional Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	218,414,514.81	8.31%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
TREASURY RESERVES — Investor Class RIDGE CLEARING & OUTSOURCING SOLUTIONS ATTN ROB WALSH 2 JOURNAL SQUARE 3RD FLOOR JERSEY CITY NJ 07306	123,703,084.01	53.06%

TREASURY RESERVES — Investor Class THE BANK OF NEW YORK ATTN FRANK NOTARO 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1381	63,357,268.38	27.17%

TREASURY RESERVES — Investor Class NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	43,746,651.97	18.76%

TREASURY RESERVES — Liquidity Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	698,134,135.05	83.60%

TREASURY RESERVES — Liquidity Class BANK OF AMERICA NA SWP DISBURSEM NC BANK OF AMERICA NA SWEEP/AUTOBORROW 101 N TRYON STREET ONE INDEPENDENCE CENTER CHARLOTTE NC 28255-0001	103,000,000.00	12.33%

TREASURY RESERVES — Trust Class BANK OF AMERICA NA ATTN FUNDS ACCOUNTING (ACI) 411 NORTH AKARD ST DALLAS TX 75201-3307	855,163,367.96	99.43%

TREASURY RESERVES — Class A THE BANK OF NEW YORK ATTN FRANK NOTARO 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1381	571,769,392.88	97.05%

MASSACHUSETTS MUNI RESERVES — Retail A Class NATIONAL FINANCIAL SERVICES CORP ATTN MIKE MCLAUGHLIN P.O. BOX 3908 CHURCH STREET STATION NEW YORK NY 10008-3908	116,356,676.01	95.07%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
MASSACHUSETTS MUNICIPAL RESERVES — G-Trust Class BANK OF AMERICA NA ATTN: KAROLYN KELLEY 411 N AKARD ST DALLAS TX 75201-3307	222,244,643.21	100.00%

CONNECTICUT MUNICIPAL RESERVES — G-Trust Class JOSEPH A GAROFOLI III SUSAN SHUSKUS GAROFOLI JTWROS 20 WHLAING RD DARIEN CT 06820-5930	8,283,739.05	27.50%

CONNECTICUT MUNICIPAL RESERVES — G-Trust Class NATIONAL FINANCIAL SERVICES CORP ATTN MIKE MCLAUGHLIN P.O. BOX 3908 CHURCH ST STATION NEW YORK NY 10005-3908	19,866,718.98	65.94%

CONNECTICUT MUNICIPAL RESERVES — Retail A Class BANK OF AMERICA NA 6th FLOOR 411 N AKARD ST DALLAS TX 75201-3307	229,991,674.00	99.57%

GOVERNMENT PLUS RESERVES — Adviser Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	21,271,032.50	100.00%

GOVERNMENT PLUS RESERVES — Capital Class BANK OF AMERICA NA ATTN: KAROLYN KELLEY 411 N AKARD ST DALLAS TX 75201-3307	319,081,001.03	76.96%

GOVERNMENT PLUS RESERVES — Capital Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	95,551,286.36	23.04%

GOVERNMENT PLUS RESERVES — G-Trust Class BANK OF AMERICA NA 411 N AKARD ST 6TH FLOOR DALLAS TX 75201-3307	200,971,059.48	92.59%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
GOVERNMENT PLUS RESERVES — Retail A Class CLIFFORD LAWTON KATHY A LAWTON 14 HICKORY HILL WAY WEST GRANBY CT 06090	964,714.22	10.31%

GOVERNMENT PLUS RESERVES — Retail A Class NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUND DEPT 5TH FLR ONE WORLD FINANCIAL CENTER 200 LIBERTYS STREET NEW YORK NY 10281-5503	715,801.38	7.65%

GOVERNMENT PLUS RESERVES — Institutional Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	50,982,500.39	100.00%

GOVERNMENT PLUS RESERVES — Liquidity Class FIM FUNDING INC C/O COLUMBIA MANAGEMENT GROUP 100 FEDERAL STREET BOSTON MA 02110-1802	11,000.45	100.00%

PRIME RESERVES — Adviser Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	181,750,258.52	100.00%

PRIME RESERVES — Capital Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	3,200,700,656.	55.60%

PRIME RESERVES — Capital Class BANK OF AMERICA NA ATTN: KAROLYN KELLEY 411 N AKARD ST DALLAS TX 75201-3307	1,438,501,447.	24.99%

Principal Holder Ownership of the Funds

Fund/Share Class and Shareholder Account Registration	Share Balance	Percentage of Class
PRIME RESERVES — Capital Class NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MIKE MCLAUGHLIN PO BOX 3908 CHURCH STREET STATION NEW YORK NY 10008-3908	680,461,465.28	11.82%

PRIME RESERVES — Institutional Class BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	431,846,872.86	99.70%

PRIME RESERVES — Liquidity Class FIM FUNDING INC C/O COLUMBIA MANAGEMENT GROUP 100 FEDERAL STREET BOSTON MA 02110-1802	10,991.10	100.00%

As of November 30, 2007, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Funds because it owns greater than 25% of the outstanding shares, either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Control Person Ownership of the Funds

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
California Tax-Exempt Reserves	NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	2,855,709,544.00	69.96%

Cash Reserves	NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	22,092,338,310.00	35.71%

Connecticut Muni Reserves	BANK OF AMERICA NA 6th FLOOR 411 N AKARD ST DALLAS TX 75201-3307	229,991,674.00	88.08%

Control Person Ownership of the Funds

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Government Reserves	BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	4,586,378,320.00	41.78%

Government Plus Reserves	BANK OF AMERICA NA 411 N AKARD ST 6TH FLOOR DALLAS TX 75201-3307	520,052,060.51	72.91%

Massachusetts Muni Reserves	NATIONAL FINANCIAL SERVICES CORP ATTN MIKE MCLAUGHLIN P.O. BOX 3908 CHURCH STREET STATION NEW YORK NY 10008-3908	116,356,676.01	33.76%

	BANK OF AMERICA NA ATTN: KAROLYN KELLEY 411 N AKARD ST DALLAS TX 75201-3307	222,244,643.21	64.49%

Money Market Reserves	BANK OF AMERICA NA SWP DISBURSEM NC BANK OF AMERICA NA SWEEP/AUTOBORROW 101 N TRYON STREET ONE INDEPENDENCE CENTER CHARLOTTE NC 28255-0001	7,727,000,000.00	28.95%

	BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	13,269,272,728.00	49.72%

Control Person Ownership of the Funds

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Municipal Reserves	NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	2,596,675,386.00	33.24%

	BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FL CHARLOTTE NC 28255-0001	3,222,372,834.00	41.25%

New York Tax-Exempt Reserves	NATIONAL FINANCIAL FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY ST 1 WORLD FINANCIAL CTR ATTN MUTUAL FUNDS 5TH FLR NEW YORK NY 10281-1003	130,568,161.85	34.78%

	BANK OF AMERICA NA ATTN FUNDS ACCOUNTING (ACI) 411 NORTH AKARD ST DALLAS, TX 75201-3307	143,818,335.92	38.31%

Prime Reserves	BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FL CHARLOTTE NC 28255-0001	3,814,297,788.00	59.86%

Tax-Exempt Reserves	BANK OF AMERICA NA ATTN FUNDS ACCOUNTING (ACI) 411 NORTH AKARD ST DALLAS TX 75201-3307	4,858,283,985.00	79.75%

Treasury Reserves	BANC OF AMERICA SECURITIES LLC OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS 200 N COLLEGE STREET 3RD FLOOR CHARLOTTE NC 28255-0001	7,809,336,045.00	27.44%

APPENDIX A—DESCRIPTIONS OF SECURITIES RATINGS

This Appendix summarizes the various descriptions of securities ratings applicable to securities purchased by the Columbia Funds Family. Please refer to a Fund’s prospectus and statement of additional information to determine whether that Fund may invest in securities that have ratings described in this Appendix.

STANDARD & POOR’S (S&P)

Bonds

The following summarizes the ratings used by S&P for bonds. The ratings AAA, AA, A and BBB denote investment grade securities.

•	AAA bonds have the highest rating assigned by S&P and are considered to have an extremely strong capacity to pay interest and repay principal.

•	AA bonds are considered to have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

•

A bonds are considered to have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

•

BBB bonds are considered to have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

•

BB, B, CCC, CC and C bonds are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

•

BB bonds are considered to have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB — rating.

•

B bonds are considered to have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB — rating.

•

CCC bonds are considered to have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

•	CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

•

C rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC — debt rating. The C rating may be used to cover a situation, for example, where a bankruptcy petition has been filed, but debt service payments are continued.

•	CI rating is reserved for income bonds on which no interest is being paid.

•

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal Notes

•

SP-1. Notes rated SP — 1 are considered to have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

•	SP-2. Notes rated SP — 2 are considered to have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Commercial Paper

•

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

•

A-1. Issues assigned to this rating are considered to have overwhelming or very strong capacity for timely payment. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

MOODY’S INVESTORS SERVICE, INC. (MOODY’S)

Municipal Bonds

•

Aaa bonds are considered to be of the best quality. They are considered to have the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

•

Aa bonds are considered to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Those bonds in the Aa through B groups that Moody’s believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1.

•

A bonds are considered to possess many favorable investment attributes and are to be considered to be upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment at some time in the future.

•

Baa bonds are considered to be medium grade obligations: they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

•

Ba bonds are considered to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this grade.

•

B bonds are considered generally to lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

•	Caa bonds are considered to be of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

•	Ca bonds are considered to represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

•	C bonds are the lowest rated class of bonds and issues so rated are considered to have extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Corporate Bonds

The description of the applicable rating symbols (Aaa, Aa, A, Baa, etc.) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody’s applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

•	MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

•

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Highest Quality

Prime-2 Higher Quality

Prime-3 High Quality

If an issuer represents to Moody’s that its commercial paper obligations are supported by the credit of another entity or entities, Moody’s, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

FITCH, INC. (FITCH)

Long-Term Debt

Investment Grade Bond Ratings

•

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA bonds are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A bonds are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

•

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Speculative Grade Bond Ratings

•

BB bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

•

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

•

CCC bonds are considered to have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

•	CC bonds are considered to be minimally protected. Default in payment of interest and/or principal seems probable over time.

•	C bonds are in imminent default in payment of interest or principal.

•

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these securities and D represents the lowest potential for recovery.

Plus (+) or minus (-): Plus or minus signs are used to show relative standing within the major rating categories. Plus and minus signs, however, are not used in the DDD, DD, or D categories.

Short-Term Debt

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

•	F-1+ obligations have exceptionally strong credit quality and are considered to have the strongest degree of assurance for timely payment.

•	F-1 obligations are considered to reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 obligations are considered to have good credit quality. Securities in this class have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

•

F-3 obligations are considered to have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

•

F-S rating is assigned to obligations that are considered to have a minimal degree of assurance for timely payment and to be vulnerable to near-term adverse changes in financial and economic conditions.

•	B obligations are considered to have a minimal capacity for timely payment of financial commitments and a susceptibility to the adverse effects of changes in circumstances and economic conditions.

•

C rating is assigned to obligations that are considered to have a high default risk and whose capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

•	D obligations are in actual or imminent payment default.

APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”) — Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

*Form N-PX

*ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest — Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

1	Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest — Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits — Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines — General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1.	New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2.	Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3.	Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

4.	Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5.	Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6.	Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7.	Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8.	Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

•	Established governance standards and guidelines.

•	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

•	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

•

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

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Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

•

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

¡	Whether the company has attained benefits from being publicly traded.

¡	Cash-out value

¡	Balanced interests of continuing vs. cashed-out shareholders

¡	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

¡	Credible reason exists to question:

■	The auditor’s independence, as determined by applicable regulatory requirements.

■	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

¡

Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

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Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

•	Proposals enabling the Board to:

¡	Change, without shareholder approval the domicile of the fund

¡	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

1	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
2	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

Name:

Signed:

Date:

CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Cutoff Date and Meeting Date:

Proxy Agenda Item:

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

            FOR

            AGAINST

            WITHHOLD

            ABSTAIN

Brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations — Proxy Department

APPENDIX C — DESCRIPTION OF STATE CONDITIONS

California

In addition to the general financial condition of the State, certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following information relates specifically to California Intermediate Municipal Bond Fund. This summary does not purport to be a comprehensive description of all relevant facts. Although the Fund has no reason to believe that the information summarized herein is not correct in all material respects, this information has not been independently verified for accuracy or thoroughness by us. Rather, this information has been culled from official statements and prospectuses issued in connection with various securities offerings of the State of California and local agencies in California, available as of the date of this Statement of Additional Information. Further, these estimates and projections should not be construed as statements of fact. They are based upon assumptions which may be affected by numerous factors and there can be no assurance that target levels will be achieved.

General Economic Factors. The economy of the State of California is the largest among the 50 States and is one of the largest in the world, with prominence in the high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services sectors. The State’s General Fund depends heavily on revenue sources that are cyclical, notably personal income and sales taxes.

During the economic boom in the mid to late 1990s, record revenues flowed into the General Fund. The Legislature absorbed the unanticipated revenues by enacting new spending mandates and significant tax cuts took effect. Beginning in 2001, California’s economy slid into recession, and as thousands of jobs were lost and capital gains taxes on stock transfers dropped, General Fund revenues sharply declined. For fiscal years ending June 2002, 2003 and 2004, revenue projections repeatedly proved too optimistic and shortfalls resulted. The State’s economy began to improve in 2004 and grew at a solid pace, resulting in General Fund revenues that exceeded 2005-06 Budget forecasts.

Beginning in fiscal year 2006-07, California’s economic expansion began to cool as growth in both wage and salary employment and taxable sales declined, the unemployment rate rose and new residential building permits dropped. According to the California Legislative Analyst’s Office (“LAO”), a nonpartisan agency, the key factors contributing to the economic slow down in California are high energy and gasoline prices and sharply declining real estate markets due to, in part, the State’s overheated housing market and, in part, the subprime mortgage market crisis that followed the early 2000s’ housing boom. The LAO, in its “California’s Fiscal Outlook” report published in November 14, 2007 (the “Fiscal Outlook Report”), predicts economic growth to continue to be slow through the first half of 2008, with recovery beginning later in the year and continuing into 2009.

Fluctuations in General Fund revenues are more pronounced than the volatility in California’s overall economy and more substantial than the revenue fluctuations in other states, according to a January 2005 study by the Legislative Analyst’s Office (“LAO”), a nonpartisan agency. The budgetary stresses resulting from dependence on cyclical revenue sources have been compounded by an underlying structural budget imbalance whereby anticipated revenues fall short of spending commitments, some of which increase annually by law regardless of revenue.

California’s personal income gained 6.5 percent in 2006, but is predicted by the LAO in its Fiscal Outlook Report to slow to 5.3 percent in 2007 and then 4.9 percent in 2008 before a partial rebounding to 5.4 percent in 2009. Taxable sales increased 3.9 percent in 2006 compared to an increase of 7.4 percent in 2005, but is expected by the LAO to increase by only 3.2 percent in 2007 followed by 3.8 percent in 2008 before firming up in 2009 to 4.7 percent. The pace of non-farm job growth slowed from a 2.1 percent year-over-year pace in the first quarter of 2006 to 0.7 percent during the 12 month period ending October 2007, which marks the first time since June 2004 in which the year-over-year pace of growth dipped below one percent. The State’s unemployment rate averaged 4.9 percent in 2006. In October 2007, the State’s unemployment rate was 5.6 percent, with only two out of eleven major industry sectors gaining jobs. The California Department of Finance noted that the housing slump contributed to nearly half of the job losses in October 2007. According to the LAO, California real estate-related industries, including developers, contractors, real estate agents, financial institutions, title companies and insurers, have in recent years accounted for approximately 15 to 20 percent of the State’s private sector economy.

Between 2001 and 2005, the State experienced an unprecedented boom in its real estate markets, fueled not only by rising demand for housing by California’s growing population, but, as the LAO noted, speculation by real estate investors and increased use of sub-prime mortgage loans and risky lending standards to facility home buying by marginally qualified purchasers. During this period, the median price for existing home sales more than doubled, from $262,420 in April 2001 to $542,720 in June 2005 and new home construction registered its highest levels in nearly 15 years.

Since mid-2005, however, the California real estate market has been experiencing a significant downturn triggered substantially by the meltdown in the sub-prime mortgage market, tightening credit standards, rising foreclosures, and burgeoning new home inventories. The housing downturn has placed significant downward pressure on California home sales, prices and construction. By October 2007, sales of existing single-family homes had declined for the eighth consecutive month-over-month period, down to 265,000 units on a seasonally adjusted annual rate basis, a decrease of over 40 percent from a year earlier, according to the California Association of Realtors. Weakening sales continue to depress the State’s median existing single-family home price, which had fallen from a record high of $597,640 in April 2007 to $497,100 in October 2007. Residential construction permitting during the first ten months of 2007 was down over 30 percent from the same months of 2006.

The reduction in home values, reduced home building and home sales, together with other economic factors such as rising energy and oil prices, have contributed to a slowdown in consumer spending, taxable sales growth and job growth in the State. The problems with subprime mortgages and the related financial market volatility, credit tightening and rising mortgage foreclosures have worsened the housing sector downturns and raised the risk of further deterioration in the State’s economy.

Bond Ratings. Three major credit rating agencies, Moody’s Investors Service, Standard and Poor’s (or S&P) and Fitch Ratings, assign ratings to California long-term general obligation bonds. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.

In May 2006, Moody’s upgraded the credit rating of the State’s general obligation bonds from A2 to A1, because of a strong economy and growing tax revenue. Also in May 2006, S&P upgraded its rating from A to A+, citing California’s “strong economic growth in almost all sectors,” and its recent revenue surge, which led to a higher than expected general fund balance and reduced the State’s structural deficit. In June 2006, Fitch upgraded the rating of the same bonds from A to A+, citing the State’s continuing economic recovery, strong revenue performance, and continued progress in reducing fiscal imbalances. These ratings are the most currently available and it is not possible to determine whether or the extent to which Moody’s, S&P or Fitch will change such ratings in the future.

Notwithstanding the upgrades by the rating services, California’s general obligation bonds currently have lower ratings than all rated states other than Louisiana. Lower ratings make it more expensive for the State to raise revenue, and in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. Downgrades may negatively impact the marketability and price of securities in the Fund’s portfolio.

State Finances. The monies of California are segregated into the General Fund and approximately 900 Special Funds. The General Fund consists of the revenues received by the State’s Treasury that are not otherwise required by law to be credited to another fund, as well as earnings from State monies not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the State. Monies in the General Fund are appropriated pursuant to constitutional mandates or by legislation. The unreserved fund balance of the General Fund is known as the Special Fund for Economic Uncertainties (“SFEU”). The SFEU consists of the residual of total resources after total expenditures and all legal reserves. The State draws on the SFEU to fund general activities when revenues decline or expenditures unexpectedly increase. Any appropriation from the SFEU is an appropriation from the General Fund for budgeting and accounting purposes.

A new Special Reserve Fund was created in 2004 with the successful passage of Proposition 58. The State is required to contribute to the Special Reserve Fund 1 percent of revenues in 2006-07, 2 percent in 2007-08, and 3 percent in subsequent years, subject to a cap. Part of the Special Reserve Fund is dedicated to repayment of $11 billion of economic recovery bonds (ERBs), which were authorized by voters and sold in fiscal year 2003-04 to finance the negative General Fund reserve balance as of June 30, 2004 and other General Fund obligations taken prior to June 2004; the fund will also be used to cushion future economic downturns or remediate natural disasters.

Budget Process.

California’s fiscal year runs from July 1 to the following June 30. The January before the existing budget expires, the Governor proposes a new budget. The Governor’s proposal is based on assumptions about the budget act then in effect, is updated in May, and is subject to negotiation with the Legislature before enactment in the summer. Pursuant to Proposition 58, which was adopted by voters in March 2004, the Legislature is required to enact a budget in which General Fund expenditures do not exceed estimated General Fund revenues and fund balances at the time of passage. Previously, governors were required to propose balanced budgets, but the Legislature could enact a deficit budget. The balanced budget determination for Proposition 58 is made by subtracting expenditures from all previous revenue sources, including prior year balances. Proposition 58 also prohibits certain future borrowing to cover fiscal year-end deficits.

To pass a budget act requires a two-thirds vote in the Legislature. The Governor may reduce or eliminate specific line items in the budget act without vetoing the entire act; these line-item vetos are subject to override by a two-thirds vote in each house of the Legislature. Appropriations also may be included in legislation other than the annual budget act. Except for bills containing appropriations for K-12 schools or community colleges, which require only a simple majority vote, appropriating legislation must be passed by a two-thirds majority in the Legislature and signed by the Governor. Funds necessary to fulfill an appropriation need not be in the State Treasury at the time the appropriation is enacted; revenues may be appropriated in anticipation of their receipt.

Fiscal Year 2006-07 Budget.

The 2006-07 Budget Act, enacted on June 30, 2006 (the “2006-07 Budget”), projects revenues to increase 1.2 percent to $93.9 billion and expenditures to increase 9.5 percent to $101.3 billion. The 2006-07 Budget assumed that the State General Fund would end fiscal year 2005-06 with a positive reserve of $9.5 billion. The resulting shortfall between expenditures and revenues was expected to draw down the current year reserve to $2.1 billion at the end of fiscal year 2006-07. The spending growth reflects significant spending increases for a variety of State programs and repayments and/or prepayments of $2.8 billion on obligations incurred in prior years. Education received the largest funding increase, with the minimum guaranteed amount for 2006-07 fully paid, and $2.9 billion allocated to restore guaranteed amounts that were withheld to save money in 2004-05 and 2005-06. The 2006-07 Budget paid the Transportation Improvement Fund the full $1.4 billion of annual gasoline tax revenue owed under Proposition 42, and repaid $1.4 billion of borrowing and transfers withheld pursuant to cost avoidance mechanisms implemented in the 2003-04 and 2004-05 Budgets. The 2006 Budget Act projected that after adjusting for repayments or prepayments of prior obligations and one-time investments, the net operating deficit would be $3.3 billion. The 2006-07 Budget did not include any significant tax changes.

Some of the revenue and cost-saving assumptions reflected in the 2006-07 Budget were uncertain at the time of enactment.

Fiscal Year 2007-08 Budget.

On January 10, 2007, Governor Schwarzenegger released his proposed budget for 2007-08 (the “2007-08 Governor’s Budget”). The 2007-08 Governor’s Budget proposed an increase in General Fund appropriations of one percent, from an estimated $102.1 billion in 2006-07 to $103.1 in 2007-08, while revenues are projected to increase 7.7 percent, from an estimated $95 billion in 2006-07 to $102.3 billion in 2007-08. The operating shortfall is expected to reduce the budget reserve from an anticipated balance of $2.9 billion at the end of fiscal year 2006-07 to $2.1 billion by the close of fiscal year 2007-08.

The 2007-08 Governor’s Budget proposes a significant increase in education spending over 2006-07, including a $3.1 billion increase for K-12 education and a $1.0 billion increase for higher education.

To maintain a budget reserve at the end of the 2007-08 fiscal year, despite expenditure growth of $1.2 billion, the Governor’s Budget includes $3.4 billion in cost-saving and revenue-generating solutions. The solutions include $496 million in reduced appropriations for the California Work Opportunity and Responsibility to Kids (CalWORKS) program, by suspending the July 2007 cost-of-living adjustment and eliminating the grant to children in families that are out of compliance with the program. Other features of the 2007-08 Governor’s Budget include appropriation of $13.7 billion of bonds approved by the voters in November 2006 as part of a $115.8 billion Strategic Growth Plan package.

On May14, 2007, Governor Schwarzenegger released his revised budget for 2007-08 (the “2007-08 May Revision”), which projected reduced revenues for fiscal years 2006-07 and 2007-08 combined, primarily as a result of weaker-than-expected collections of personal income taxes and sales taxes in April 2007. The 2007-08 May Revision estimates General Fund revenues and transfers of $101.253 billion and General Fund expenditures of $103.8 billion. State officials describes most General Fund spending as non-discretionary, required by federal or state law, binding labor agreements or court orders. Of the total spending proposed by the 2007-08 May Revision, $1.7 billion, or two percent, is dedicated to paying debt, and $1 billion, or less than one percent, is proposed for policy choices.

By statute, the 2007-08 Budget will include at least $1 billion to retire ERBs, and the Governor has proposed to allocate an additional $600 million to prepay a portion of the ERBs. If this proposal is enacted, the total set aside to repay the ERBs will equal $7.4 billion in the four years since the bonds were issued. The Department of Finance projects that the ERBs will be fully retired in November 2009, 14 years ahead of schedule.

Changes of the 2007-08 May Revision from the 2007-08 Governor’s Budget include restoring funding for school transportation, fully funding the Proposition 98 school funding minimum guarantee, redirecting gasoline sales tax revenues designated for transit uses to the General Fund and suspending the January 2008 cost-of-living increase for the supplemental security income programs. The 2007-08 May Revision estimates that the 2006-07 and 2007-08 fiscal years will end with a budgetary reserve of $4.4 billion and $2.2 billion, respectively. The net operating deficit in 2007-08 is estimated to be $1.4 billion, as adjusted for debt repayments, major non-structural costs and the recognition of a major one-time gain.

In the 2007-08 May Revision, the Governor proposed other revenue solutions, including selling the State student loan guarantor, Ed-Fund, to a private buyer for a one-time payment of approximately $1 billion. The Governor also proposed consideration of leasing the State lottery to private operators to improve lottery returns.

In its Overview of the 2007-08 May Revision, dated May 15, 2007, the LAO stated that the revenue and expenditure assumptions in the 2007-08 May Revision are generally reasonable, but that it did not make adequate provision for intervening events that would require increased expenditure or reduce revenue, including litigation and other risks. The LAO anticipates that General Fund expenditures will exceed revenues in 2007-08 by $3.5 billion, rising to over $5 billion in 2008-09, and that a pattern of shortfalls will continue in subsequent years. The LAO points out that as the housing market slows, cities and counties have less revenue to fund K-12 education, which means that the State’s obligation increases in order to maintain the funding levels guaranteed by Proposition 98.

Several features of the May Revision were uncertain at the time they were proposed. For example, the May Revision assumed that bond proceeds of $314 million would be derived from certain tribal gaming revenues. Lawsuits challenging the revenue-generating tribal gaming compacts have prevented the bonds from being sold.

The Governor signed the 2007 Budget Act on August 24, 2007 (the “2007-08 Budget”), which was substantially in line with the Governor’s proposals in the 2007-08 May Revision. The 2007-08 Budget assumes that the State General Fund will end the 2006-07 fiscal year with a positive reserve of $4.1 billion. The 2007-08 Budget calls for total expenditures of $102.3 billion from the General Fund with expected revenues of an equal amount, leaving an anticipated 2007-08 fiscal year end positive reserve of $4.1 billion. As signed by the Governor, the 2007-08 Budget reflects a 0.6 percent increase in expenditures over the 2006-07 fiscal year, while revenues are expected to rise 6.5 percent. The 2007-08 Budget assumes that the State will not issue ERBs or raise taxes.

Since the adoption of the 2007-08 Budget, however, the fiscal year 2007-08 budget situation has deteriorated by almost $6 billion according to the LAO. In its Fiscal Outlook Report, the LAO predicts that, absent corrective action, the State would end the current fiscal year with a $1.9 billion deficit rather than a budgeted reserve of $4.1 billion. According to the LAO, the State’s dimming fiscal outlook is due to the following key factors:

•

continued softness in the State’s economy driven primarily by depressed real estate market and high energy and gasoline prices, which the LAO predicts will reduce expected 2007-08 tax revenues by more than $2 billion;

•	lower property taxes due in significant part to the slumping real estate market, driving State General Fund spending on K-14 education upwards;

•	a likely delay in, and reduction in anticipated revenues from, the sale of EdFund;

•

delayed implementation of new tribal gaming compacts, which is anticipated to reduce 2007-08 General Fund revenues from tribal compacts by more than $200 million lower than projected by the 2007-08 Budget; and

•

increasing expenditures, including payment of a $500 million court judgment to the retired school teachers’ pension fund, anticipated increases in correctional officer salaries, and increased emergency firefighting costs incurred in combating the November 2007 wildfires.

In addition to a negative carry-in balance from fiscal year 2007-08, the LAO projects the State will face an $8 billion operating shortfall in fiscal year 2008-09 as revenues are projected to grow by 4.6 percent, hampered by the ongoing effects of the weakened economy, while expenditures are projected to grow by 7 percent, reflecting both cost increases in most State programs and the end of many fiscal year 2007-08 one-time budget solutions.

Future Budgets.

Actions taken in the future by the State Legislature, the Governor and voters to deal with changing State revenues and expenditures cannot be predicted. Among many other variables, a significant source of future liabilities is the post-employment health benefits that the State provides to its employees and their spouses and dependents. The State recognizes these costs on a “pay-as-you-go” basis, and the amount budgeted for these benefits has doubled to $1.1 billion in the five-year period between fiscal years 2002-03 and 2007-08. The long-term costs for post-employment benefits may negatively affect the State’s financial reports and impact is credit ratings if the State does not adequately manage these costs. It is anticipated that these costs will continue to grow in the future.

The State budget will also be affected by national and State economic conditions and other factors.

State Indebtedness.

The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. In the 2007 Debt Affordability Report released in October 2007, the State Treasurer adopts an approach to measuring debt affordability fundamentally different than in prior years, which had measured affordability based upon a debt ratio of debt service payments as a percentage of General Fund revenues. The 2007 Debt Affordability Report concludes that the right amount of debt “is not indicated by any one ratio or percentage” and, instead, examines debt affordability from a public policy perspective. The State Treasurer predicts a $14.6 billion gap by the 2027-28 fiscal year between General Fund revenues and the combined costs of operating expenditures and debt service. This imbalance over the 20-year forecast period is equal, on average, to an annual General Fund revenue shortfall of 3.5 percent. The State Treasurer concludes that, although the 3.5 percent yearly shortfall should not be an insurmountable problem, the State will not be able to afford both debt service and operating expenditures for programs unless it addresses the substantial, persistent budgetary imbalance.

General Obligation Bonds. California’s capacity to issue general obligation bonds is described in the State constitution. General obligation indebtedness of the State may not be created without the approval of a majority of voters. Debt service on general obligation bonds is the second charge to the General Fund after the support of the public school system and public institutions of higher education. General obligation bond authorizing acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds be paid from the General Fund. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. As of November 1, 2007, the State had outstanding approximately $50.9 billion aggregate principal amount of voter-authorized general obligation bonds (including the $8.3 billion of ERBs), of which approximately $40.7 billion is payable primarily by the General Fund, and approximately $10.2 billion is payable from other revenue sources. As of November 1, 2007, there were unused voter authorizations for the future issuance of approximately $67.8 billion long-term general obligation bonds.

In response to the Governor’s proposal for a $220 billion infrastructure plan, the Legislature approved a $115.8 billion Strategic Growth Plan, which includes $50.1 billion in existing funding, $28.4 billion in new leveraged funding sources, and approximately $37.3 billion in new general obligation bonds that were approved by voters as four propositions on the November 2006 ballot. The funds authorized by the four propositions are dedicated to the following programs: (i) $19.9 billion for transportation improvements, air quality and port security, (ii) $10.4 billion for school modernization and construction, (iii) $4.1 billion for flood control and prevention and levee repair, and (iv) $2.9 billion for affordable housing programs.

An initiative measure authorizing $5.4 billion in bonds for water quality and flood control also was approved by voters on the November 2006 ballot. Court challenges to the $3 billion, 10-year bond program to support stem cell research ended in May 2007, and the State issued the first $250 million tranche in October 2007. Proceeds of the initial issuance will be used to fund more than $200 million in new research grants and pay off $48 million in outstanding bond anticipation notes incurred to support the research while litigation was pending.

Commercial Paper. Voter-approved general obligation indebtedness may be issued as commercial paper notes for some bond issues. Pursuant to the terms of the bank credit agreement supporting the general obligation commercial paper program, not more than $2.5 billion principal amount of general obligation commercial paper notes may be outstanding at any time. As of September 1, 2007, the State had $16.0 million aggregate principal amount of general obligation commercial paper notes outstanding.

Lease-Revenue Bonds. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-revenue bonds. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease which provides the source of payment of the debt service on the lease-revenue bonds. The State had approximately $7.6 billion General Fund-supported lease-revenue debt outstanding at November 1, 2007. On May 3, 2007, Governor signed legislation authorizing the issuance of up to $7.4 billion lease revenue bonds to finance construction of state prisons, county jails and local re-entry facilities. On October 11, 2007, a Superior Court judge dismissed a lawsuit challenging the legality of the proposed financing.

Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. State agencies and authorities had outstanding about $49.7 billion in aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund as of June 30, 2007.

Future Issuance Plans. In light of significant new authorizations for State bonds, the State expects the volume of general obligation bonds and lease revenue bonds to increase substantially, compared to previous years, starting in fiscal year 2007-08. The State Treasurer’s Office estimates issuance of new general obligation and lease-revenue bonds in fiscal year 2007-08 will be approximately $8.5 billion, of which $1.5 billion has been issued through November 15, 2007. Based on existing Legislative appropriations and current projections of program needs, the State’s Department of Finance has estimated that annual new money issuance for these obligations in the four fiscal years from 2008-09 to 2011-12 will total approximately $12 billion, $16 billion, $12 billion, and $8 billion, respectively. The foregoing estimates may be higher if the voters or the Legislature approve additional new bond authorizations. The actual amounts and timing of future issuance of general obligation and lease revenue obligations will depend on a variety of factors, including the timing of funding needs, interest rate and other market conditions at the time of issuance.

Governor Schwarzenegger is promoting a $4 billion bond proposal for building dams, for presentation to voters in 2008. A $9.95 billion bond measure for high speed rail projects was moved from the November 2006 ballot to the 2008 general election. The Governor has proposed to defer the light rail bond measure indefinitely.

Economic Recovery Bonds. Repayment of the ERBs is secured by a pledge of revenues from a one-quarter cent increase in the State’s sales and use tax starting July 1, 2004. In addition, the ERBs are secured by the State’s full faith and credit. The State issued $10.9 billion principal amount of ERBs, which resulted in net proceeds to the General Fund of approximately $11.3 billion during the 2003-04 fiscal year. The State may issue the remainder of the authorized ERBs at any time in the future, but the 2007-08 Budget assumes no ERBs will be issued in fiscal year 2007-08. The State retired early approximately $1.7 billion of the ERBs during fiscal years 2005-06 and 2006-07, and anticipates that approximately $2.6 billion of the ERBs will be retired in fiscal year 2007-2008, including almost $2.2 billion in early prepayments.

Tobacco Settlement Revenue Bonds. In 1998 the State signed a settlement agreement with four major cigarette manufacturers, which agreed to make payments to the State in perpetuity. In 2002, the State authorized the sale of revenue bonds secured by the tobacco settlement revenues. On March 14, 2007, the State completed a refinancing of the bonds, which included a covenant that the Governor will request a General Fund appropriation to pay debt service and related costs if revenues fall short. The Legislature is not obliged to make a requested appropriation, and the tobacco settlement revenue bonds are neither general nor legal obligations of the State or any of its political subdivisions. The refinancing generated additional proceeds of approximately $1.26 billion for General Fund purposes.

Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State issued $7.0 billion of revenue anticipation notes in November 2007, which must be repaid by the end of fiscal year 2007-08, in order to maintain adequate reserves to manage the State’s cash flow requirements during the fiscal year.

Inter-fund Borrowing. Inter-fund borrowing permits the General Fund to transfer money from special funds when the General Fund is or will be exhausted. All transfers must be restored to the transferor special fund as soon as there is sufficient money in the General Fund to do so, and no transfer may be made if it would interfere with the objective for which such special fund was created. As of October 31, 2007, there were approximately $13.5 billion of outstanding loans from the SFEU or other inter-fund sources to the General Fund.

Tax Revenues.

The State’s major tax revenue sources are personal income tax, sales tax, corporation tax, and insurance tax. The personal income tax, which accounts for a significant portion of General Fund tax revenues, is closely modeled after the federal income tax law. It it is imposed on net taxable income, with rates ranging from 1.0 percent to 9.3 percent. The personal income tax structure is considered to be highly progressive. Taxes on capital gains realizations and stock options, which are largely linked to stock market performance, contributes volatility to personal income tax receipts, accounting for as much as 24.7 percent and as little as 7.3 percent of General Fund revenues in the last 10 fiscal years. The 2007-08 May Revision estimates that capital gains and stock option tax receipts will account for 15.3 percent of General Fund revenue and transfers in 2006-07 and 15.1 percent in 2007-08.

The sales tax is imposed on most retail sales and leases, subject to a number of exemptions. The base state and local sales tax rate is 7.25 percent, but is higher in certain local jurisdictions.

Corporation tax revenues are comprised of the franchise tax and corporate income tax, which apply to businesses doing business in California or deriving income from California sources, is levied at 8.84 percent rate on apportioned by formula to the State of California. Banks and other financial corporations are subject to the franchise tax plus an additional 2 percent tax on net income. California has an AMT similar to federal law. Subchapter S corporations are taxed at 1.5 percent of profits. Limited liability companies are subject to fees, one of which has been under constitutional challenge. If these fees are held unconstitutional, potential refunds are estimated at up to $1.04 billion in 2007-08 and up to $260 million in 2008-09, with annual losses of up to $340 million in 2008-09 and increasing amounts in future years.

California no longer has an estate tax as of 2005.

Constitutional, Legislative and Other Factors. California voters have approved a series of tax-limiting initiatives, which have increased the difficulty in raising taxes, restricted the use of revenues, or otherwise limited the discretion of the Legislature and Governor in enacting budgets, and added complexity to the revenue-raising process of the State and local entities. California also has a rule of taxpayer standing (Cal. C.C.P. 526a) that permits any citizen or corporation liable to pay a tax to challenge the assessment in court to prevent illegal expenditure, waste, or injury, provided that no bonds for public improvements or public utilities may be enjoined. With this relatively low bar to taxpayer lawsuits, the California judiciary has interpreted many of the tax-related initiatives, sometimes with results unexpected by taxing authorities. No assurances can be given that California entities will be able to raise taxes to meet future spending requirements. It is also possible that California entities have not successfully complied with the complex legislative framework, and may in the future be required to return revenues previously collected.

The primary units of local government in California are the 58 counties, which are responsible for the provision of many basic services. There are also 478 incorporated cities in California and thousands of special districts formed for education, utilities and other services. The fiscal condition of local governments has been constrained by a number of propositions.

The initiatives began in 1978 with Proposition 13 (Cal. Const. Art. XIIIA), which, as amended, generally caps the maximum real property tax that may be imposed at roughly one percent, caps annual increases in assessed property values at two percent, permits reassessment to market value only on change in ownership (subject to certain exceptions), and requires local governments to obtain the approval of two-thirds of the electorate to impose special taxes (taxes imposed for specific purposes). Proposition 13 is believed to have altered local land development policies by encouraging localities to approve development of retail facilities over housing: typically, cities and counties obtain the highest net revenues from retail developments, and housing and manufacturing developments often yield more costs than tax revenues. Furthermore, because the basic one percent ad valorum tax is based on the value of the property as of the owner’s acquisition, the amount of tax on comparable properties varies widely.

Proposition 4 or the “Gann Initiative” (Cal. Const. Art. XIIIB) was adopted in 1979 and restricts State and local spending of revenues derived from taxes, regulatory licenses, user charges or other fees. The spending limits are adjusted annually to reflect changes in the cost of living and population growth. If revenues exceed limits, local governments must return excess revenues to taxpayers in the form of rate reductions; the State is obligated to refund half of the excess to taxpayers, and to transfer the remaining half to schools and community colleges.

Both Propositions 13 and 4 have been amended several times, but both continue to constrain State and local spending. After the passage of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the lost property tax revenues, including taking over the principal responsibility for funding local K-12 schools and community colleges. During the recession of the early 1990s, the State curtailed post-Proposition 13 aid to local government entities other than school districts by requiring cities and counties to transfer some of their allocated property tax revenues to school districts. Notwithstanding the cutbacks, local governments have continued to rely on the State to support basic local functions, including local law enforcement, juvenile justice and crime prevention programs.

In 1986, California voters approved Proposition 62, a statute that requires super-majority approvals of local government taxes. Two-thirds of the local entity’s legislative body and a majority of its electorate must approve any tax for general governmental purposes, and two-thirds vote of the electorate must approve any special tax for specific purposes.

In 1996, California voters approved Proposition 218 to amend the California Constitution to include some of the statutory amendments enacted pursuant to Proposition 62 (Cal. Const. Arts. XIIIC and XIIID). Proposition 218 requires a majority of a local entity’s electorate to approve any imposition or increase in a general tax, and two-thirds of the local entity’s electorate to approve any imposition or increase in a specific tax. Proposition 218 also precludes special districts, including school districts, from levying general taxes; accordingly, special districts are required to obtain two-thirds approval for any special tax increases. Proposition 218 has a retroactive effect, in that it enables voters to use initiatives to repeal previously authorized taxes, assessments, fees and charges. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some California cities and counties experienced lowered credit ratings, and other local government entities may have their ratings reduced in the future. In recent lawsuits, the California Court of Appeal has applied the anti-tax intent of Proposition 218 broadly to find city and county taxes and charges invalid.

The fiscal relationship between the State and cities and counties changed in 2004, with the enactment of Proposition 1A and related legislation. Among other things, Proposition 1A limits the State’s access to local government revenue sources by placing hurdles to the State’s ability to borrow such revenues. In addition, the State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax. The State’s authority to mandate activities on cities, counties and special districts is, as of fiscal year 2005-06, conditioned on the State providing funding for such activities. Mandates without funding are suspended and the local governments need not comply. Proposition 1A further requires the State to reimburse local governments for mandated costs incurred prior to the 2004-05 fiscal year, beginning in 2006-07 over a period of 15 years. The estimated remaining claims for mandated costs is $1.0 billion.

Other litigation and initiatives complicate the State’s ability to spend tax revenue.

In 1988, voters passed Proposition 98, which, as modified by Proposition 111, guarantees K-12 schools and community colleges a minimum share of General Fund revenues. Proposition 98 permits the Legislature, by a two-thirds vote in both houses and with the Governor’s concurrence, to suspend the minimum funding formula for a one-year period. The 2004-05 Budget suspended the level of Proposition 98 spending by setting a statutory funding target approximately $2 billion lower than the constitutional guarantee. This suspended amount was fully paid in 2005-06. However, subsequent growth in General Fund revenues increased the 2004-05 Proposition 98 amount by an additional $1.6 billion, bringing the total value of the legislative suspension to $3.6 billion. Because the Proposition 98 minimum guarantee is calculated based on prior-year funding, the 2005-06 funding level was also affected by the increased revenues and was $1.1 billion less than the statutory target levels. This suspended amount is added to the existing maintenance factor, or the difference between Proposition 98 guarantees and actual appropriations. The unpaid additional funding requirements were the subject of a lawsuit by the California Teachers Association, which has been settled. The State agreed to require the $2.8 billion obligation with a $300 million payment in fiscal year 2007-08 and further annual payments of $450 million beginning in fiscal year 2008-09 until the entire obligation is repaid. After estimated and proposed payments in 2006-07 and 2007-08, the total estimated maintenance factor balance will be $65.5 million at the end of fiscal year 2007-08. This maintenance factor balance is required to be restored in future years as economic conditions improve.

In addition, the Legislature had deferred payments of an additional shortfall of $1.4 billion below the amounts required by Proposition 98 in fiscal years 1995-96, 1996-97, 2002-03 and 2003-04 due to changes in various Proposition 98 minimum funding formula factors applicable to those years. These settle-up obligations are to be repaid in annual increments of $150 million beginning in fiscal year 2006-07.

Noting concerns about the uncertainty of the economy and in particular, General Fund revenues, the Legislature as part of the 2007-08 Budget, chose to fund the Proposition 98 guarantee for 2006-07 at a minimum level of $55 billion, which is $411 million lower than the Governor’s proposal in the 2007-08 May Revision. If the final calculations for the 2006-07 guarantee amount (which is expected to occur over the next two years) show that a higher amount was needed than the Legislature appropriated, additional settle-up funds will have to be paid in the future.

In March 2007 the Governor received a series of reports on the financing and governance of K-12 public education in California and the quality of teachers and administrators. The reports included recommendations for increased education funding levels. The Governor has stated that he believes reform is needed to make better use of existing resources. As of November 2007, there has been no commitment to provide any additional funding beyond that which is required by the State’s constitution.

With a ballot initiative in November 2004, voters approved surcharge of one percent on incomes over $1 million to pay for county mental health services. The LAO cites this enactment as a potential obstacle to efforts to reduce the volatility of State revenues, because it may impede adjustments to the progressive structure of the State’s personal income tax.

More recently, in November 2006, voters approved Proposition 1A of 2006, which limits the Legislature’s ability to use sales taxes on motor vehicle fuels for any purpose other than transportation. Additionally, a proposed initiative measure has qualified for the February 5, 2008 statewide election which would, among other things, modify Proposition 98 to create a separate funding guarantee for community colleges, different from the funding guarantee for K-12 schools.

The full impact of enacted propositions and initiatives on existing and future California security obligations remains to be seen. Further, it is unknown whether additional legislation bearing on State and local government revenue will be enacted in the future and, if enacted, whether such legislation will provide California issuers enough revenue to pay their obligations.

Effect of Other State Laws on Bond Obligations. Some of the tax-exempt securities that a series of the Fund can invest in may be obligations payable solely from the revenues of a specific institution or secured by specific properties. These are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be adversely affected by State laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property. Debt obligations payable solely from revenues of health care institutions may also be insured by the State but no guarantee exists that adequate reserve funds will be appropriated by the State legislature for such purpose.

Litigation. The State is involved in certain legal proceedings (described in the State’s recent financial statements). Some of these have been recently decided against the State, including a judgment requiring the State “pay more than $500 million to the retired school teacher’s pension fund, after the Court of Appeals had affirmed on August 30, 2007 a trial court’s judgment finding unconstitutional a statute that deferred the amount of the State’s obligation for the fiscal year 2003-04. Payment of $500 million has been made; however, the State may seek further review of the decision with respect to the amount of interest that is required.” The State is also subject to several lawsuits concerning deficiencies in its prison system, has already spent $1 billion to address inmate requirements, and could be ordered to spend hundreds of millions of dollars in the future.

Additional pending suits may cause the State to incur judgment costs in the future or inhibit the State from raising revenues. For example, a series of tax cases challenging the State’s methods of calculating corporate taxes could, if decided in favor of the taxpayers, result in refunds and annual tax revenue losses of hundreds of millions of dollars. The State’s proposal to issue bonds to fund all or a portion of the State’s pension obligations has been finally rejected by the California courts. More recently, on September 6, 2007, a lawsuit was filed challenging the use in the 2007-08 Budget of about $1.188 billion from the Public Transportation Account (derived from sales taxes on motor vehicle fuels) to pay for certain transportation-related costs previously paid from the General Fund.

The State is also subject to penalties if it fails to meet the conditions attached to federal funds. For example, California’s welfare caseload is subject to a 50% work participation level beginning in federal fiscal year 2007, but considerable improvement in work participation rates must be achieved to avoid penalties, which could cost the state and counties more than $1.5 billion over a five-year period. The 2007-08 May Revision proposes major changes to emphasize work participation and better align the State and counties with federal work requirements.

Recent Developments Regarding Energy. The stability of California’s power grid and its transmission capacity remains of concern. Record heat waves in the summer of 2006 resulted in transmission emergencies, which prompted cuts to certain volunteer customers but avoided rotating blackouts. In 2000 and 2001, at the height of California’s energy crisis, the State experienced rolling blackouts, or cuts of power to entire blocks of the power grid. Since 2001, California’s supply of electric energy has been augmented by net new capacity, transmission lines have been upgraded, and new technology is being implemented to improve supply management.

Oil prices experienced a share rise during 2007 and recently reached record highs. The average price for regular-grade gasoline in the State has hovered above $3 per gallon for much of 2007. Paying more for fuel can hurt corporate profit and pinch consumer spending, thereby reducing the State’s tax revenues. Rising fuel costs could also significantly disrupt economic activity in general and place upward pressures on inflation.

Natural gas prices in California are not regulated and therefore may fluctuate. Significant interruption in natural gas supplies could adversely affect the economy, including generation of electricity, a significant part of which is fueled by natural gas.

California’s Global Warming Solutions Act of 2006 requires the State to reduce greenhouse gas emissions by 2020. Policies to implement this mandate are currently under evaluation. California’s electricity sector is expected to face particular challenges in reducing emissions, in part because a significant percentage of electricity consumed by Californians is generated by coal-fired plants outside the State. A proposition seeking to end California’s ban on building new nuclear energy plants has been submitted for certification by the Attorney General for inclusion on a 2008 ballot.

The cost and availability of electricity, oil, gas, and other energy sources is a relevant factor to the State’s economic growth potential. There can be no assurance that there will not be future disruptions in energy supplies or related developments that could adversely affect the State’s and local governments’ economies, and that could in turn affect State and local revenues.

Seismic Activity. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damage. Neither event has had any long-term negative economic impact. Seismic retrofitting is an ongoing expense for State infrastructure. In the event of an earthquake, California municipal obligations could be affected by revenue interruptions resulting from damaged to productive assets, income tax deductions for casualty losses, or reduced property tax assessments.

Fire. Due to hot summers, low humidity and dry winds, California is subject to certain risks with regard to wildfires. The State bears responsibility for fire control in 31 million acres of wildland, mostly privately owned. The State has proposed exacting user fees to allocate the cost of wildfire containment to private landowners and to cities and counties. In October 2007, President Bush declared a state of emergency in seven Southern California counties, including San Diego, Orange, Los Angeles and San Bernardino counties, following several large wildfires that ravaged the region. The fires destroyed more than 1,500 homes, prompted mass evacuations in San Diego county, the region hardest hit by the fires, and caused property damage estimated to exceed $1 billion. In November 2007, a wildfire in Malibu destroyed more than 50 homes. Over the past years, other large wildfires have burned in Southern California counties, including in 2003 and 2005. Southern California has experienced a drought that increases its vulnerability to wildfire. Fire protection costs have increased over the last 10 years due to increased population in wildland areas, labor costs and unhealthy forest conditions, where trees are dry due to infestation and drought.

Water Supply and Flooding. Due to aspects of its geography, climate and continually growing population, California is subject to certain risks with regard to its water resources. California has intermittently experienced droughts and floods. During prior droughts, some urban areas resorted to mandatory rationing, farmers in several agricultural areas chose to leave part of their acreage fallow, and ecosystems in some regions endured severe deprivations. Heavy rainfall may result in floods and landslides, particularly in areas damaged by wildfire.

Northern California relies on a system of levees to channel waterways around agricultural and populated land, and Southern California relies on these levees to transfer water supplies. Levee infrastructure is known to be deteriorating, and there is concern that an earthquake or major storm could cause levees to fail. The California Department of Water Resources estimates that billions of dollars of improvements may be necessary to bring state levees up to basic standards, with additional hundreds of millions needed annually for maintenance. Court decisions have clarified State liability for flood damage. On February 27, 2006, the Governor declared a State of Emergency to permit immediate work on repair of levees and waterways in the Sacramento-San Joaquin Flood

Control System. These emergency repairs are expected to cost approximately $200 million, some or all of which may be reimbursed by the federal government or from bond funds. As with the potential risks associated with seismic activity, any California municipal obligation could be affected by an interruption of revenues because of damaged facilities or income tax deductions for casualty losses or property tax assessment reductions.

Connecticut

The following information, based on information publicly available as of December 6, 2007, is a brief summary of factors affecting the economies and financial strengths of the State of Connecticut, its municipalities and its political subdivisions and does not purport to be a complete description of such factors.

State Economy

Connecticut is a highly developed and urbanized state. It is situated directly between the financial centers of Boston and New York City. More than one quarter of the total population of the United States and more than 50% of the Canadian population live within 500 miles of the State. The State’s population grew at a rate which exceeded the United States’ rate of population growth during the period from 1940 to 1970, and slowed substantially during the past three decades. Connecticut had a population count of 3,405,565 in April 2000, an increase of 118,449, or 3.6%, from 1990. The mid-2006 population in Connecticut was estimated at 3,504,809, up 0.1% from a year ago, compared to increases of 0.1% and 1.0% for New England and the United States, respectively. The State has extensive transportation and utility services to support its economy.

Connecticut’s economic performance is measured by personal income, which has been among the highest in the nation, and gross state product (the market value of all final goods and services produced by labor and property located within the State), which demonstrated slower output growth in the early 2000s, but expanded at a healthy pace in 2005, surpassing the New England growth rate and following just below the national growth rate (2.3% growth to 3.6% growth, respectively). Employment has gained approximately 30,740 jobs by the second quarter of 2006 since it bottomed out in the third quarter of 2003 and the unemployment rate has generally been lower than the national rate.

State Budgetary Process

The State’s fiscal year begins on July 1 and ends June 30. The Connecticut General Statutes require that the budgetary process be on a biennium basis. The Governor is required to transmit a budget document in February of each odd-numbered year setting forth the financial program for the ensuing biennium with a separate budget for each of the two fiscal years and a report which sets forth estimated revenues and expenditures for the three fiscal years after the biennium to which the budget document relates. In each even-numbered year, the Governor must prepare a report on the status of the budget enacted in the previous year with any recommendations for adjustments and revisions, and a report, with revisions, if any, which sets forth estimated revenues and expenditures for the three fiscal years after the biennium in progress.

State General Fund

The State finances most of its operations through its General Fund. However, certain State functions, such as the State’s transportation budget, are financed through other State funds.

The State Constitution provides that any resulting unappropriated surplus shall be used to fund a budget reserve fund, to reduce bonded indebtedness or for any other purpose authorized by at least three-fifths of each house of the General Assembly. The Connecticut General Statutes provide that the Treasurer shall transfer any unappropriated surplus in the General Fund to a budget reserve fund, unless otherwise directed by law. When the amount in the budget reserve fund in any fiscal year equals 10% of the net General Fund appropriations, no further transfers shall be made by the Treasurer.

Budget for Fiscal Years 2007-2008 and 2008-2009. In a June Special Session, the General Assembly passed and the Governor signed into law Public Act No. 07-1, An Act Concerning the State Budget for the Biennium Ending June 30, 2009, and Making Appropriations Therefor (the “Act”). The Act provides for a two-year state budget totaling $36 billion dollars (‘Budget”) with $17.59 billion in Fiscal Year 2008 (which is an 8.6 % increase), and $18.41 billion in Fiscal Year 2009 (which is a 4 % increase). $136 million of the Budget is dedicated to the “Rainy Day” budget reserve fund.

The Act provides a number of increases. There is a 16% increase in special education excess cost funding for towns. The State will increase aid to communities by $7 million dollars, which will come from the State’s share of slot machine revenues from casinos owned by the Mashantucket Pequot and Mohegan tribes. The Budget also provided for several increases in Medical Reimbursements: 10% for hospitals, 50% for physicians; 40% for clinics; 40% increase for dental and eye care; and 20% for personal care assistants. The Budget also provided for increases in health related services: 3.5% increase in funding for Managed Care Organizations that provide medical coverage for children from needy families under the State’s HUSKY Plan; 3% increase in funding for nursing homes and nonprofit group home providers in the first year of the two-year budget only; 3% increase in funding for home care for elderly persons who continue to live at home rather than being hospitalized in nursing homes; $20 million increase in funding for dentists who provide dental care to children from low-income families under the HUSKY dental plan; $4.5 million increase in funding for federally qualified health clinics; and $30 million increases in funding for the distressed hospitals pool.

In addition, the Act contains the largest increase in Connecticut’s history for education funding — $261 million over two years. Of the money dedicated towards education, $24 million will be directed to Independent College Student Grants, and $300 million of state surplus funds set aside for the Teachers’ Retirement Fund.

The Budget also provided for several increases in taxes. The Cigarette Tax increase is expected to result in a General Find revenue gain of $86.4 million and $82.8 million in fiscal years 2008 and 2009 respectively. The Real Estate Conveyance Tax extends the 0.25% municipal real estate conveyance tax (which was scheduled to drop from 0.25% to 0.11% on July 1, 2007) until July 1, 2008, which will result in a one-time municipal revenue gain of between $40 and $45 million.

The Budget mitigates expected revenue losses with respect to various energy incentives. The Sales Tax Exemption for Energy Efficient Appliances, which provides for sales tax exemption for household appliances, has been shortened from June 30, 2008 until September 30, 2007. This earlier termination dates is expected to result in a $7.0 million revenue loss, instead of the expected $22.7 million loss. In addition, the $10 million cap on the Fuel Oil Conservation Program, which requires the establishment of fuel oil conservation programs, has been reduced to $5 million stating in Fiscal Year 2010.

The Budget also provides that $85 million from the projected General Fund for the fiscal year 2007 surplus will defease State rate reduction bonds that mature after December 30, 2007.

State Debt

Constitutional Provisions. The State has no constitutional limit on its power to issue obligations or incur debt other than it may borrow only for public purposes. There are no reported court decisions relating to State bonded debt other than two cases validating the legislative determination of the public purpose for improving employment opportunities and related activities. The State Constitution has never required a public referendum on the question of incurring debt. Therefore, State statutes govern the authorization and issuance of State debt, including the purpose, amount and nature thereof, the method and manner of the incidence of such debt, the maturity and terms of repayment thereof, and other related matters.

Types of State Debt. Pursuant to various public and special acts, the State has authorized a variety of types of debt. These types fall generally into the following categories: direct general obligation debt, which is payable from the State’s General Fund; special tax obligation debt, which is payable from specified taxes and other funds which are maintained outside the State’s General Fund; and special obligation and revenue debt, which is payable from the specified revenues and other funds, which are maintained outside the State’s General Fund. In addition, the State has a number of programs under which the State provides annual appropriation support for, or is contingently liable on, the debt of certain State quasi-public agencies and political subdivisions.

Statutory Authorization and Security Provisions for State Direct General Obligation Debt. In general, the State issues general obligation bonds pursuant to specific statutory bond acts and Section 3-20 of the Connecticut General Statutes, the State general obligation bond procedure act. That act provides that such bonds shall be general obligations of the State and that the full faith and credit of the State of Connecticut are pledged for the payment of the principal of and interest on such bonds as the same become due. Such act further provides that, as part of the contract of the State with the owners of such bonds, appropriation of all amounts necessary for the punctual payment of such principal and interest is made, and the Treasurer shall pay such principal and interest as the same become due. As of February 1, 2007, there was $9.685 billion of direct general obligation bond indebtedness outstanding.

There are no State Constitutional provisions precluding the exercise of State power by statute to impose any taxes, including taxes on taxable property in the State or on income, in order to pay debt service on bonded debt now or hereafter incurred. The constitutional limit on increases in General Fund expenditures for any fiscal year does not include expenditures for the payment of bonds, notes or other evidences of indebtedness. There are also no constitutional or statutory provisions requiring or precluding the enactment of liens on or pledges of State General Fund revenues or taxes, or the establishment of priorities for payment of debt service on the State’s general obligation bonds. There are no express statutory provisions establishing any priorities in favor of general obligation bondholders over other valid claims against the State.

Statutory Debt Limit for State Direct General Obligation Debt. Section 3-21 of the Connecticut General Statutes provides that no bonds, notes or other evidences of indebtedness for borrowed money payable from General Fund tax receipts of the State shall be authorized by the General Assembly or issued except as shall not cause the aggregate amount of (1) the total amounts of bonds, notes or other evidences of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and (2) the total amount of such indebtedness which has been issued and remains outstanding, to exceed 1.6 times the total estimated General Fund tax receipts of the State for the fiscal year in which any such authorization will become effective or in which such indebtedness is issued, as estimated for such fiscal year by the joint standing committee of the General Assembly having cognizance of finance, revenue and bonding. However, in computing the aggregate amount of indebtedness at any time, certain items are excluded or deducted, such as refunded indebtedness and borrowings payable solely from the revenues of a particular project. For purposes of the debt limit statute, all bonds and notes issued or guaranteed by the State and payable from General Fund tax receipts are counted against the limit, except for the exclusions or deductions described above.

Under the Connecticut General Statutes, the Treasurer is required to compute the aggregate amount of indebtedness as of January 1 and July 1 each year and to certify the results of such computation to the Governor and the General Assembly. If the aggregate amount of indebtedness reaches 90% of the statutory debt limit, the Governor shall review each bond act for which no bonds, notes or other evidences of indebtedness have been issued, and recommend to the General Assembly priorities for repealing authorizations for remaining projects. As of February 1, 2007, the State’s aggregate indebtedness was below 80% of the statutory debt limit.

Ratings. The State’s most recent tax-exempt general obligation bond issue (December 12, 2007) was rated Aa3 by Moody’s Investors Service, AA by Standard & Poor’s Rating Services, a division of the McGraw-Hill Companies, Inc. and AA by Fitch Ratings. There can be no assurance that these ratings will remain in effect in the future.

Obligations of Other State Issuers. The State conducts certain of its operations through State funds other than the State General Fund and, pursuant to legislation, may issue debt secured by special taxes or revenues pledged to certain of such funds. In addition, the State is contingently liable or has limited liability, from the resources of the State’s General Fund, for payment of debt service on certain obligations of quasi-public State agencies and municipalities of the State. These quasi-public agencies are not departments, institutions or agencies of the State. They are, however, bodies politic and corporate that constitute public instrumentalities and political subdivisions of the State and whose exercise of authority granted to them is deemed to be the performance of an essential public and governmental function. These organizations provide a wide range of services that might otherwise be provided directly by the State. Among the public authorities are: the Connecticut Development Authority, the Connecticut Health and Educational Facilities Authority the Connecticut Higher Education Supplemental Loan Authority, the Connecticut Housing Finance Authority, the Connecticut Resources Recovery Authority, and the Capital City Economic Development Authority. Each of these public authorities is authorized to issue bonds in its own name to facilitate its activities and each has issued bonds secured by a special capital reserve fund for which the State has limited contingent liability. The State has also undertaken certain limited or contingent liabilities to assist municipalities. The State has made commitments to municipalities to make future grant payments for school construction projects, payable over a period of years. In addition, the State has committed to apply moneys for debt service loans to finance child care facilities and has certain other contingent liabilities for future payments.

Litigation

The State, its officers and employees, are defendants in numerous lawsuits, many of which normally occur in government operations. The final outcomes of most of these legal proceedings are not, in the opinion of the Attorney General, either individually or in the aggregate likely to have a material adverse impact on the State’s financial position. There are, however, several legal proceedings which, if decided adversely against the State either individually or in the aggregate may require the State to make material future expenditures or may impair revenue resources. It is neither possible to determine the outcome of these proceedings nor to estimate the possible effects adverse decisions may have on the future revenue sources of the State.

Local Government Debt

General. Numerous governmental units, including cities, towns and special taxing districts, issue general obligation bonds backed by their taxing power. Under the Connecticut General Statutes, such entities have the power to levy ad valorem taxes on all taxable property without limit as to rate or amount, except as to certain classified property such as certified forest land taxable at a limited rate and dwelling houses of qualified elderly persons of low income taxable at limited amounts. Under existing statutes, the State is obligated to pay to such entities the amount of tax revenue which it would have received except for the limitation on its power to tax such dwelling houses.

Payment of principal and interest on such general obligations is not limited to property tax revenues or any other revenue source, but certain revenues may be restricted as to use and therefore may not be available to pay debt service on such general obligations.

Local government units may also issue revenue obligations, which are supported by the revenues generated from particular projects or enterprises.

Debt Limit. Pursuant to the Connecticut General Statutes, local governmental units are prohibited from incurring indebtedness in any of the following categories if such indebtedness would cause the aggregate indebtedness in that category to exceed, excluding sinking fund contributions, the multiple for such category times the aggregate annual tax receipts of such local governmental unit for the most recent fiscal year ending prior to the date of issue:

	Debt Category	Multiple
(i)	all debt other than urban renewal projects, water pollution control projects, school building projects and funding of an unfunded past benefit obligation	2 1/4
(ii)	urban renewal projects	3 1/4
(iii)	water pollution control projects	3 3/4
(iv)	school building projects	4 1/2
(v)	funding of an unfunded past pension benefit obligation	3
(vi)	total debt, including (i), (ii), (iii), (iv) and (v) above	7

Massachusetts

Columbia Massachusetts Municipal Reserves’ ability to achieve its investment objective depends on the ability of issuers of Massachusetts Municipal Securities to meet their continuing obligations to pay principal and interest. Since the Fund invests primarily in Massachusetts Municipal Securities, the value of the Fund’s shares may be especially affected by factors pertaining to the economy of Massachusetts and other factors specifically affecting the ability of issuers of Massachusetts Municipal Securities to meet their obligations. As a result, the value of the Fund’s shares may fluctuate more widely than the value of shares of a portfolio investing in securities of issuers in a number of different states, although this risk is low for a money market fund. The ability of Massachusetts and its political subdivisions to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amount of tax and other revenues available to governmental issuers of Massachusetts Municipal Securities may be affected from time to time by economic, political and demographic conditions within Massachusetts. In addition, constitutional or statutory restrictions may limit a government’s power to raise revenues or increase taxes. The availability of federal, state and local aid to an issuer of Massachusetts Municipal Securities may also affect that issuer’s ability to meet its obligations. Payments of principal and interest on limited obligation bonds will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political and demographic conditions in Massachusetts or a particular locality. Any reduction in the actual or perceived ability of an issuer of Massachusetts Municipal Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could affect adversely the values of other Massachusetts Municipal Securities as well.

Special Tax Considerations Pertaining to New York Tax-Exempt Reserves

The following section relates specifically to New York Tax-Exempt Reserves. The information about New York State (the “State”) and its municipalities, including, in particular, New York City (the “City”), constitutes only a brief summary of a number of complex factors that may affect issuers of New York municipal bonds and does not purport to be a complete or exhaustive description of all conditions that may adversely affect issuers of New York municipal bonds. This summary derives from official statements used in connection with the preparation of State and City budgets and the issuance of municipal bonds by the State, the City and other municipalities, from the official updates to such statements, and from other publicly available documents.

We have not independently verified this information and assume no responsibility for its completeness or accuracy.

The following synopsis does not include all of the information pertaining to the budget, receipts and disbursements of the State or the City that would ordinarily be included in State- or City-issued public documents, such as an official statement prepared in connection with the issuance of State general obligations bonds. Such official statements, and any related updates or supplements, are available by request from the State budget office or at websites maintained by State and City agencies.

New York State Economy — Special Considerations

For the first half of calendar year 2007, the State economy was expanding, supported by above-trend national growth rates. Since then, the State has felt the effects of the national economic slowdown in the form of lower State growth rates than the State Division of the Budget’s (the “DOB”) had initially projected. Forecasts for wages in finance and insurance sectors are less optimistic than previously, taking into account the losses that financial firms affected by the credit dislocation in the subprime housing market posted for the third quarter. Credit market turmoil and declining financial sector profits have had, and will continue to have, a disproportionate effect on the downstate economy. This slowdown is expected to last at least through the end of 2008, according to the November 15, 2007 Update to the Annual Information Statement for the State of New York (the “Information Statement Update”, amending the May 8, 2007 Annual Information Statement, the “Information Statement”). The DOB does not, however, expect the slowdown to turn into a recession.

The national economic forecast affects the State in other ways, as well. For example, higher energy prices and global instability continue to present significant risks to equity market performance. Rising costs of oil may create significant inflationary pressure on prices for other goods and services. Inflation and interest rates that are higher than the national average currently challenge, and will continue to challenge, the State’s ability to balance its budget in the upcoming year.

In addition to the risks associated with the national economic forecast, there are also risks specific to the State economy. The City is the nation’s leading center of banking and finance. As a result, the banking and finance sectors are far more important to the economic well-being of New York State than that of other states or the nation as a whole. And given that Wall Street bonuses comprise a large component of the State’s personal income tax collections, weaker-than-expected financial market performance will result in less growth in revenue from bonus payments this fiscal year, the DOB anticipates.

Finally, national and State officials continue to warn of the possibility of additional terrorist attacks. The State is especially vulnerable due to its high visibility symbolic targets, as well as its concentration of wealth and population.

Many other complex political, social and economic forces influence the State’s economy and finances, which may in turn affect the State’s financial planning. These forces may impact the State unpredictably from fiscal year to fiscal year and are, in turn, impacted by governments, institutions, and events that are not subject to the State’s control. The State’s budget is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to accurately predict the timing and magnitude of changes in the national and State economies.

New York State Budgetary Outlook

The State’s current fiscal year began on April 1, 2007 and ends on March 31, 2008 (“State Fiscal 2007-08”, and each such April 1 to March 31 cycle a “State Fiscal Year”). For the third consecutive year, the Governor and the State Legislature enacted an on-time budget for State Fiscal 2007-08 (the “Enacted Budget”). The DOB is responsible for preparing the State Fiscal 2007-08 Enacted Budget Financial Plan (the “Enacted Plan”), evidencing the actions of the Legislature and Governor of the State through April 1, 2007. The DOB also issues an updated financial plan, this year published on October 30, 2007 (the “Updated Plan”), which includes updated estimates for State Fiscal 2007-08, and projections for State Fiscal 2008-09 through State Fiscal 2010-11.

The Enacted Plan and Updated Plan contain estimates and projections of future results that should not be construed as statements of fact. These estimates and projections are premised upon various assumptions that may be affected by numerous factors, including future economic conditions in the State and nation, changes in federal law and adverse judgments against the State. There can be no assurance that actual results will not differ materially and adversely from the estimates and projections contained in the Enacted Plan.

The State accounts for income and spending by fund where the activity takes place (such as the General Fund and All Governmental Funds), and purpose (such as state operations). The General Fund receives the largest portion of State tax revenue and all income not earmarked for a particular program or activity. It is used to account for all financial transactions except those that State law mandates separate accounting for in a specialized fund. General Fund moneys are also transferred to and from other funds, primarily to support certain capital projects and debt service payments in other fund types. Since the State Constitution requires the General Fund to be balanced on a cash basis, the Enacted and Updated Plans focus discussion and analysis on the General Fund.

The All Governmental Funds category covers activity in the four governmental funds types: the General Fund, Special Revenue Funds, Capital Projects Funds, and Debt Service Funds. Estimates for the All Governmental Funds pool State funds and federal grants across the four fund types, providing the most comprehensive view of the State’s finances. They exclude Fiduciary, Internal Services and Enterprise Funds.

Overview. The Updated Plan does not revise the Enacted Plan’s projection of a balanced General Fund budget in State Fiscal 2007-08. The DOB has, however, increased its estimate of the General Fund current services budget gap from $3.6 billion to $4.3 billion in State Fiscal 2008-09, and projects a $6.2 billion budget gap in State Fiscal 2009-10. The revised numbers take into account downward revisions in forecasted General Fund tax revenues. These revenues are expected to be down by $700 million from those predicted in the Information Statement, for the current State Fiscal Year by $800 million for State Fiscal 2008-09, and by $1 billion for State Fiscal 2009-10.

At the same time, certain expenditures have increased. Expenditures for employee pensions have increased because of obligations to satisfy settlements reached in State collective bargaining efforts earlier in the State Fiscal Year. Compliance with increased court-ordered funding for the City’s public schools due to the 1995 decision in Campaign for Fiscal Equity, Inc. et al, Supreme Court New York County (the “CFE Case”) will also add to State expenditures in the coming years. That judgment requires additional commitments to capital and operating expenses of school districts.

The DOB has also revised All Governmental Funds receipt estimates for the current State Fiscal Year downward by $1.1 million to $117 billion from earlier Enacted Plan projections reported in the Information Statement. Total projected All Governmental Funds receipts for the current State Fiscal Year, however, still represent an increase of $4.8 billion, or 4.3%, above State Fiscal 2006-07 results. The DOB expects receipts to continue rising in State Fiscal 2008-09 to $122 billion, but remain relatively flat at $126 billion in State Fiscal 2009-10.

In parallel with national trends, the downward revision in projected revenues from earlier in the State Fiscal Year reflects weaker-than-expected performance on Wall Street resulting from an ailing subprime mortgage market and the associated slowdown in the housing sector. The Information Statement Update notes that it has become increasingly apparent that a troubled housing market will have a significant negative impact on the New York State economy.

To help balance future budgets, the Enacted Plan established a flexible reserve fund, as it has in prior years, with the projected set-aside amount for the flexible reserve fund initially projected to be $1.2 billion this year. The Updated Plan now anticipates allocating this flexible reserve amount to guard against likely multi-year risks, including collective bargaining costs.

General Fund. Earlier this fiscal year, the DOB projected that the State would end State Fiscal 2007-08 with a General Fund balance of $3.0 billion. The Updated Information Statement now projects a year-end balance of $2.8 billion, a downward revision of about $283 million. This $283 million difference reflects the planned use of the $250 million Debt Reduction Reserve and $33 million from prior year reserves to factor in a downward adjustment of revenue forecasts by $609 million and cost increases of $580 million.

Looking ahead to State Fiscal 2008-09 and 2009-10, General Fund revenue forecasts have been revised down by $602 million and $863 million, respectively. State Fiscal 2008-09 revenue declines, however, are partially offset by $385 million in lower spending, while two years out, lower projected revenues will be partly offset by $464 million less in spending. The anticipated budget in each of these two State Fiscal Years has been revised to set aside $405 million of existing reserves to guard against likely multi-year risks, rather than using them to lower the current-services budget gaps as originally planned for in the Enacted Plan. Current estimates do not incorporate any new proposals to control spending that are likely to be part of any balanced budget submission in State Fiscal 2008-09 and future years.

Lower expected revenues primarily reflect slower growth in tax receipts as a result of a less active financial sector; legislative changes, including increased State payments to public housing authorities and other changes; and delays in the collection of certain taxes. The Updated Plan projects that in the present State Fiscal Year, net personal income tax (“PIT”) collections for the General Fund will be down $243 million to $22.7 billion from the prior year. They are, however, expected to increase by $1.244 billion to $23.9 billion in the coming State Fiscal Year, and again by $2.5 billion to $25.5 billion in State Fiscal 2009-10.

Downward revisions in spending principally result from lower-than-projected Medicaid expenditures by $556 million in State Fiscal 2007-08, due to lower caseload and service use, as well as from delayed federal implementation of new initiatives and rate changes that call for increased State payments to hospitals and nursing homes. In out-years, the DOB expects Medicaid expenditures to be $631 million less than previously projected in State Fiscal 2008-09 and $862 million less in State Fiscal 2009-10.

Lower spending also results from $54 million less in projected spending relating to the City University of New York in State Fiscal 2007-08, the Updated Plan reports. The DOB expects the two coming years, however, to see spending of $85 million and $93 million more than initially projected, respectively. And general state charges allocated for pension and insurance are expected to decline as a result of lower State contribution rates from 9.6% in the current State Fiscal Year and 9.2% in the coming two State Fiscal Years, to 9.0% in each of these years.

Partially offsetting these savings, General Fund payments for school aid claims are expected to increase by $74 million, $252 million and $312 million in this and the coming two State Fiscal Years. Increased projected costs are the result of lower-than-expected lottery and gambling revenues.

General Fund disbursements are expected to total $53.7 billion in the current State Fiscal Year, rising to $59.2 billion in State Fiscal 2008-09 and to $63.8 billion in State Fiscal 2009-10. These disbursements fall into four areas, listed here in decreasing order of magnitude: grants to local governments, state operations, general state charges, and transfers to other funds. Grants to local governments, by far the largest category of disbursement, include financial aid to local governments and nonprofit organizations, as well as entitlement payments to individuals. Projected grant amounts for the current State Fiscal Year are $36.8 billion, increasing to $41.3 billion in State Fiscal 2008-09, and to $45.2 billion in State Fiscal 2009-10. The largest areas of disbursement are in moneys spent on school aid, Medicaid, and Medicaid takeover initiatives.

State operations are the second largest category of disbursement, totaling $9.6 billion in State Fiscal 2007-08 and increasing to $10.0 billion and $10.4 billion in the next two State Fiscal Years. State operations account for the cost of running the executive, legislative, and judicial branches of government - for instance costs of increasing the number of full-time judges, of filling vacant public health positions, and for maintain inmates at correctional facilities. Personal service costs (e.g., State employee payroll) comprise two-thirds of State operations spending. The remaining one-third represents non-personal service costs for contracts, rent, supplies, and other operating expenses.

General state charges are projected to total $4.5 billion in the current State Fiscal Year and increase to $4.8 billion and $5.0 billion in the coming State Fiscal Years. General State charges account for the costs of providing fringe benefits to State employees and retirees of the executive, legislative and judicial branches as well as fixed costs for taxes on public lands and litigation costs. These benefits include pensions and health insurance, among other things. The annual increase in General State charges is due mostly to rising costs of employee health benefits and higher costs related to employer pension contributions.

Finally, transfers to other funds, including for debt service and capital projects, are currently expected to be $2.8 billion, $3.0 billion and $3.1 billion in this and the coming two State Fiscal Years.

Of the General Fund’s current projected $2.8 billion balance for State Fiscal 2007-08, $1.0 billion is allocated to the Tax Stabilization Reserve Fund, $175 million to the new Rainy Day Reserve (together with the Tax Stabilization Reserve Fund, the “Rainy Day Reserve”), $1.2 billion in the Fiscal Stability Reserve, $350 million in the Community Projects Fund and $21 million in the Contingency Reserve Fund. Where the Enacted Plan had allocated $250 million for debt reduction, however, the Updated Plan allocates none. The $250 million is now being used to fund higher costs.

The State’s new Rainy Day Reserve is balanced at its statutory maximum of 2%. When combined with the existing Tax Stabilization Reserve, the State’s Rainy Day Reserve authorization totals 5%. Aside from the amounts noted above, the Updated Plan does not set aside specific reserves to cover potential costs that could materialize as a result of federal disallowances or other federal actions that could adversely affect the State’s projections of receipts and disbursements.

All Governmental Funds. The Updated Plan projects that All Governmental Funds receipts for State Fiscal 2007-08 will total $117.3 billion, down from $119.5 billion forecasted in the Enacted Plan. The updated figure still accounts for a $4.9 billion increase over State Fiscal 2006-07 collections, however. The increase reflects growth in tax receipts of $2.0 billion, federal grants of $437 million, and miscellaneous receipts of $2.3 billion. Tax receipt growth is largely attributable to growth in net PIT collections. In the current State Fiscal Year, All Governmental Funds will be up by $2.0 billion to $36.6 billion from the prior year, and expected to rise even further by $2.5 billion to $39.1 billion in State Fiscal 2008-09, and by $2.7 billion to $41.7 billion in State Fiscal 2009-10.

All Governmental Funds disbursements for State Fiscal 2007-08 are now projected to total $118.6 billion, down from the earlier projection of $120.7 billion. The Updated Plan reports that annual spending growth from State Fiscal 2006-07 will be approximately 5.2%, down from earlier estimates of 5.7%.

Reserves and Risks. The State’s General Fund reserves totaled $3.26 billion at the end of State Fiscal 2006-07, with nearly $1 billion in undesignated reserves available for use on unforeseen contingencies and $2.3 billion designated for subsequent use. By current estimates, reserves are expected to total $2.8 billion at the end of State Fiscal 2007-08, down from earlier projections of $3.0 billion. Of this amount, $1.5 billion is designated for future use and $1.2 billion is for undesignated reserves. The $1.5 billion of reserves designated for future use includes $1.2 billion in the Fiscal Stability Reserve and $350 million to fund existing member item programs from the Community Projects Fund. The $250 million previously tagged for debt reduction in State Fiscal 2007-08 has been reallocated to offset higher costs.

The more than $1.2 billion of undesignated reserves includes $175 million in the Rainy Day Reserve and $21 million in the Contingency Reserve for litigation risks. The Rainy Day Reserve is currently at its statutory maximum balance of 5%, and can be used only to respond to unforeseen year-end deficits, economic downturns or catastrophic events. Aside from the reserves noted above, the State Fiscal 2007-08 Enacted Plan does not set aside specific reserves to cover potential costs that may materialize from federal disallowances or other federal actions that could adversely affect the State’s projections of receipts and disbursements.

As the nation’s financial capital, interest rate risk and equity market volatility pose a particularly large degree of uncertainty for New York. This risk would become amplified should the Federal Reserve Bank overshoot its interest rate target. The impact of rising rates on the State’s housing sector also poses a risk. Should the State’s real estate market cool more rapidly than anticipated, household consumption and taxable capital gains realizations could be negatively affected. The risk of another attack on New York City could once again plunge the State economy into a recession, resulting in substantially lower income and employment growth than is reflected in the current forecast. Higher energy costs and the potential impact on inflation, combined with a tightening labor market, raise the probability that the Federal Reserve will tighten interest rates even further. These effects could ripple through the economy, depressing both employment and wage growth. In contrast, should the national and world economies grow faster than expected, or there is an even stronger upturn in stock prices and in mergers and acquisitions and other Wall Street activities, higher-than-projected wage and bonuses growth could result.

After passage of the Enacted Budget, school districts may submit additional State claims for payment in the September following the close of such school year. In some cases, these additional claims have significantly increased the State’s liability on a school year basis. Recent updates to database systems used by the public school system increased the State’s liability for School Aid by $222 million for the State Fiscal 2006-07 school year, $161 million for State Fiscal 2005-06 school year and $119 million for State Fiscal 2004-05 school year, the vast majority of which was for New York City. If school districts — particularly New York City — continue to submit additional claims after enactment of the 2007-08 Enacted Budget, the State will have an increased financial obligation beyond that currently reflected in the Enacted Plan.

On January 18, 2007, the Centers for Medicare & Medicaid Services (“CMS”) issued a proposed rule that, if implemented, would significantly curtail federal Medicaid funding to public hospitals, including New York City’s Health and Hospital Corporation (“HHC”), institutions and programs operated by both the State Office of Mental Retardation and Developmental Disabilities and those operated by the State Office of Mental Health. The proposed rule seeks to restrict State access to federal Medicaid resources. The proposed provision replacing prospective reimbursement with cost-based methodologies would have the most significant impact on New York’s health care system. The rule has not yet taken effect. It is estimated that the rule could result in the loss of $350 million annually in federal funds for HHC and potentially larger losses in aid for the State Mental Hygiene System. The states affected by the regulations are expected to challenge the rule adoption on the basis that CMS is overstepping its authority and ignoring the intent of Congress. In recent years, Congress has rejected similar proposals in the President’s budget.

The Medicaid program provides health care for low-income individuals, long-term care for the elderly and services for the disabled, primarily through payments to health care providers. Medicaid costs currently represent approximately 40% of All Governmental Funds spending. The 2005-06 Enacted Budget placed all spending related to the Health Care Reform Act (“HCRA”) on budget. The Enacted 2007-08 Enacted Budget extends HCRA authorization to March 31, 2008 and includes savings actions totaling roughly $150 million in State Fiscal 2007-08. Extensions and modifications of HCRA since its establishment in 1996 have initiated new health care programs including FHP, and Healthy New York, a program to help small employers and sole proprietors provide healthcare for their employees. HCRA reforms have also led to additional funding for the expansion of existing programs such as Child Health Plus (“CHP”) program. Spending levels in major entitlement programs such as CHP, FHP and the Elderly Pharmaceutical Insurance Coverage have increased, putting added pressure on recurring revenues to keep pace with rising demands.

In addition to the CFE Case, other litigation includes ongoing claims by several Indian Nations alleging wrongful possession of lands by the State and several counties as well as claims involving the adequacy of shelter allowances for families on public assistance. The claims seek a range of court action including monetary damages and ejectment with regard to claims of ownership of certain land. Settlement agreements for certain claims have been entered into by some of the Indian nations. Passage of State and federal legislation is required for such settlement agreements to become effective. No legislation is currently pending.

The federal government is currently conducting six audits of aspects of New York State School Supportive Health Services program with regard to Medicaid reimbursements that cover $1.4 billion in claims submitted between 1990 and 2001. To date, the Office of the Inspector General of the United States Department of Health and Human Services has issued four final audit reports, which cover claims submitted by upstate and New York City school districts for speech pathology and transportation services. The final audits recommend that CMS disallow $173 million of the $362 million in claims for upstate speech pathology services, $17 million of $72 million for upstate transportation services, $436 million of the $551 million in claims submitted for New York City speech pathology services and $96 million of the $123 million for New York City Transportation Services. New York State disagrees with the audit findings on several grounds and has requested that they be withdrawn. If the recommended disallowances are not withdrawn, federal regulations do include an appeals process that could postpone repayment of any disallowances.

New York City

New York City, with a population of approximately 8 million, is an international center of business and culture. The City has a highly diversified economic base. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City’s total employment earnings. Apparel and printing account for the bulk of manufacturing activity. As a major hub and focal point for international business, the City serves as headquarters to many major, multinational corporations with extensive foreign operations. Additionally, the City is the nation’s leading tourist destination.

Economic activity in the City has gone through periods of growth and recession and such periods can be expected to continue in the future. The City experienced a recession in the early 1970s through the middle of the decade and then a period of expansion in the late 1970s through the late 1980s. A second recession followed in the early 1990s, followed again by economic expansion that continued through 2001. The City experienced a large scale economic slowdown that began in late 2001 in the aftermath of the September 11 attacks on the World Trade Center and that coincided with the national economic recession and downturn in the securities industry. Most recently, the economic momentum that the City experienced for the past three years has slowed, and is expected to continue slowing, as a result of the financial credit crunch that began in mid-2007.

The City’s fiscal health is affected by the fiscal health of the State, since the City continues to receive significant financial assistance from the State for its normal operations. State aid contributes to the City’s ability to balance its budget and meet its cash requirements. There can be no assurance that there will not be delays or reductions in State aid to the City from amounts currently projected or that any such delays or reductions will not adversely impact the City’s cash flow or expenditures.

The City may also be affected by the issuance of debt, both by itself and by certain other entities, for the benefit of the City, while at the federal level, budget negotiation processes could result in reductions or delays in the receipt of federal grants. Such delays would have additional adverse effects on the City’s cash flow or revenues.

The City Financial Plan reported that for each of the 1981-2007 City fiscal years, the City’s General Fund has had an operating surplus, before discretionary and other transfers, and achieved balanced operating results, as reported in accordance with generally accepted accounting principles (“GAAP”), after discretionary and other transfers. Historically, the City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. The practice of balancing the budget one year at a time only works as long as the surplus lasts. There can be no assurance that the City will be able to maintain balanced operating results as required by State law without proposed tax or other revenue increases or reductions in City services or entitlement programs. Either an increase in taxes or a reduction in City services could adversely affect the City’s economic base.

City fiscal years end on June 30th and are referenced by the calendar year when the fiscal year ends. The Mayor first submits a preliminary budget in January and then the executive budget in late April or early May.

Following debate by the City Council, relevant laws require that the budget be adopted by June 30th of each year. The City must prepare a four-year annual financial plan and submit it to the Financial Control Board in January or February of each year (the annual financial plan submitted in February 2007, the “City Financial Plan”). The City Financial Plan covers financial activity by the City and certain entities that receive funds from the City. The plan reflects changes resulting from the City’s expense and capital budgets for City fiscal year ended June 30, 2008 (“City Fiscal 2008”), which were adopted on June 30, 2007. Each year’s financial plan includes the City’s capital, revenue, and expense projections, and outlines proposed gap-closing programs for years with projected budget gaps. Finally, the City must also prepare a comprehensive annual financial report each October describing its most recent fiscal year and making any necessary modifications to the City Financial Plan (the October 2007 report, the “Updated City Financial Plan”).

According to the Review of the Financial Plan of the City of New York dated December 2007 (the “Review”), the economic outlook for the City is significantly weaker than reviews had anticipated earlier in the fiscal year, largely as a result of ongoing turmoil in the credit and housing markets, and their impact on the financial sector. The Review identifies the greatest risks to the City’s economy as a sustained downturn on Wall Street and a housing-induced recession. Further deterioration in the housing market could cause consumers, who already face pressure from continuing high energy prices, to cut back on spending, which accounts for two-thirds of the national economy. Additional risks to the City’s sustained economic growth include high consumer and business debt levels, widening federal budget and trade deficits and the declining value of the United States dollar. The weak U.S. dollar has made imported goods more expensive, though it has also, on the other hand, benefited the City’s tourism and hotel industries.

In keeping with the Review’s more pessimistic economic outlook, the Updated City Financial Plan indicates that the City drew down $296 million in reserves to maintain balance in the current year. Additionally, the budget gap for City fiscal year ending June 30, 2009 (“City Fiscal 2009”) is now projected to grow by $1.2 billion, to $2.7 billion, while that for City fiscal year ending June 30, 2010 (“City Fiscal 2010”) has widened by $1.4 billion, to $4.8 billion. By 2011, the Updated City Financial Plan indicates that the budget gap will be nearly equal to those at the nadir of the recession the City experienced after the World Trade Center attacks.

These numbers have been revised to account for higher collective bargaining costs than the City Financial Plan had initially anticipated. While the City has reached new labor agreements with most of the municipal workforce as part of the current round of bargaining, the Patrolmen’s Benevolent Association is currently seeking larger wage increases than those provided to other uniformed workers through arbitration. The City’s recent agreements with other uniformed unions include side letter agreements permitting the unions to reopen negotiations if another uniformed union receives larger wage increases through collective bargaining or arbitration.

These increased budget-gap estimates also assume that local and national economies will slow, but avert recession, and that the City’s residential real estate market will weaken, but not collapse.

The City derives its revenues from various local taxes, user charges and miscellaneous revenues as well as federal and State unrestricted and categorical grants. Tax collections are still likely to exceed City’s estimates in the current fiscal year based on the strength of year-to-date collections, according to the Review. Looking ahead to future years, however, the Updated City Financial Plan projects that tax collections will decline by $2 billion, or 5.3% in City Fiscal 2008. Approximately $1.3 billion of that decline is due to tax cuts approved before the problems in the credit markets were apparent, but a significant portion reflects the anticipated change in the City’s economic outlook. The Updated City Financial Plan predicts that tax revenues will increase by 0.4% in City Fiscal 2009, assuming continued strength in real property tax collections and the real estate market, more generally.

The Updated City Financial Plan now anticipates that total revenue in City Fiscal 2008 will be $41.1 billion, down from the City Financial Plan’s original projection of $59 billion. The adjusted total includes anticipated tax receipts of $36.5 billion, miscellaneous revenues of $4.3 billion, and unrestricted intergovernmental aid (from State and federal sources) of $340 million. Revenues in City Fiscal 2009 are expected to decrease from City Fiscal 2008, with total revenue projected to be $40.8 (down from the initial projection of $58 billion). Total tax receipts are expected to be $36.6 billion, while miscellaneous revenues are expected to decline to $3.8 billion and unrestricted intergovernmental aid is expected to remain steady at $340million.

The City Financial Plan assumed (and the Updated City Financial Plan does not revise the assumption) that the federal government will take actions to result in $100 million in funding for New York City in City Fiscal 2008. However, the City Financial Plan also noted that assistance will be counterbalanced by State actions that would adversely impact other parts of the City’s budget by $691 million over the next two years (mostly through the elimination of revenue sharing payments to the City). For example, the City Financial Plan assumed that federal education aid would grow by $20 million in City Fiscal 2007, and will grow by $55 million in City Fiscal 2008 and $102 million in City Fiscal 2009, to fund the cost of wage increases in federally-funded programs. In the event of a shortfall, the City could provide additional funding or cut back service levels. The federal government has, however, acted to reduce funding to a number of programs, and the State and the City could come under pressure to compensate for these reductions. The federal budget also reduces or does not increase grants that comprise a large portion of the City’s annual federal aid, such as Title I education aide, special education grants, community development block grants and federal funds for criminal justice programs.

The anticipated revenue levels set forth in the Updated City Financial Plan take into account a decline in Wall Street profits from $20.9 billion in 2006 to $14.8 billion in 2007 and to $12.7 billion in 2008 (nearly 40% less than the 2006 level) and in other City-based financial institutions, including banks and insurance companies. In subsequent years, however, tax collections will likely be weaker than previously anticipated, even on the assumption that the State will restore revenue sharing payments to the City. Tax collections are projected to remain flat in City Fiscal 2009.

To counter declining revenues, the Review notes that the Mayor has instructed City agencies to prepare cost-reduction initiatives totaling $500 million in City Fiscal 2008 for inclusion in the January 2008 financial plan. City agencies are expected to reduce planned spending by $1 billion annually in future years.

The City’s employment data has not yet begun to reflect the impact of problems in the financial sector, but overall job growth has begun to slow. The pace of job growth is expected to slow even further during 2008 as layoffs in the financial sector affect other parts of the economy. Even assuming that education and health care sectors remain strong, the Updated City Financial Plan projects a net gain of only 12,100 jobs in 2008.

As of December 2007, the City’s real estate market has remained far more resilient those in other parts of the country. Manhattan’s residential real estate market continued to grow throughout 2007, though at a slower rate, with average prices of cooperatives and condominiums continuing to rise. Residential markets in the outer boroughs, on the other hand, have begun to weaken, with flat or declining sale prices and a dramatic increase in foreclosures, but to lesser extent than in other parts of the country.

On the other side of the equation, City-funded expenditures for City Fiscal 2008 are now projected to increase by 5.6% over City Fiscal 2007, more than twice the projected local inflation rate. These figures have, however, been revised down from an earlier-projected increase of 5.9%, representing three times the projected rate of inflation. The relatively rapid rate of growth comes on top of an 8.6% increase in City Fiscal 2007, a figure that reflects rising costs of debt service, Medicaid, pensions, and other employee benefits, a $1.5 billion contribution to the Retiree Health Benefits Trust Fund, and retirement of $1.3 billion in outstanding debt. Overall spending is forecasted to increase by 4.8% annually in City Fiscal 2009 and 2010, to total $45.4 and $47.8 billion, respectively. Nondiscretionary spending, including for pensions, debt service, Medicaid, and employee health insurance benefits, is projected to consume an increasing share of City revenues in coming years.

More specifically, the Review expects spending to be driven primarily by an 11.2% increase in costs for salaries and wages, to $12.1 billion, in the current City Fiscal year, and by 8% in City Fiscal 2009 and 2010, to reflect the cost of actual and anticipated labor agreements. Figures also take into account anticipated increased costs of overtime in the uniformed agencies, high medical absence rates, difficulty in recruiting officers to the Police and Correction departments, and the continued threat of terrorism in this and the coming two City Fiscal years. Contributing to the upward trend in expenditures is a projected 18.6% increase for pension contributions, to $5.6 billion, in the current fiscal year, as a result of shortfalls in investment earnings, increased benefits, and demographic changes. Pension expenditures are expected to rise more slowly, to $6.1 billion in City Fiscal 2009 and hold relatively steady in City Fiscal 2010, according to the Review. Fringe benefits associated with health insurance premiums and planned staff additions are expected to increase by 9.5%, to $5.6 billion, in City Fiscal 2008, and rise to $5.9 billion and $6.2 billion, respectively, in the two out-years, after.

Despite State law caps on the local share of Medicaid at 3%, the City expects an 11.8% increase in expenditures for Medicaid, to $5.6 billion, in the current City Fiscal year. The numbers reflect City funding for the Health and Hospitals Corporation, a semi-autonomous agency. City Fiscal 2009 will see a slight decrease to $5.5 billion, the Review reports, but edge back up to near current spending levels in City Fiscal 2010.

Recent estimates project that the cost of judgments and claims will grow from $635 million in City Fiscal 2008 to $688 million in City Fiscal 2009 and $738 million in City Fiscal 2010.

Other Issues

The Review identifies the following, additional issues that may have a fiscal impact on the City during the financial plan period:

Rising Debt Burden. Debt service funded directly through the City’s operating budget, or with funds that would have otherwise benefited the operating budget, is expected to increase by 26% from $4.8 billion in City Fiscal 2008 to $6.1 billion in City Fiscal 2011. Except for those of the Municipal Water Finance Authority, City-funded capital commitments are expected to rise from $4.6 billion in City Fiscal 2007 to $8.3 billion in City Fiscal 2008, a record 71% increase. Commitments from City Fiscal 2008 to 2011 are expected to total $27.1 billion, an increase of 63% from the previous four-year period.

Education. The City Financial Plan initially allocated $6.79 billion in City funds to the Department of Education for City Fiscal 2008. The City could reduce its spending on education by $316 million in City Fiscal 2009 and $63 million in City Fiscal 2010, under a state law that allows the City to reduce contributions to the Department of Education by an equal or lower percentage in the following year, if revenues decline. It is not clear, however, whether reductions of this nature would violate the City and State’s commitments to increase funding pursuant to the 2006 New York State Court of Appeals decision in the Campaign for Fiscal Equity lawsuit.

Public Authorities. Certain City-related public authorities administer projects that may affect the City’s finances during the financial plan period. These projects include the Lower Manhattan Redevelopment Project (the “Lower Manhattan Project”) and the West Side Development Project (the “West Side Project”).

As part of the Lower Manhattan Project, the City entered into an agreement for the construction of the Freedom Tower and Tower 5 in November 2006. Although the original projected budget allocated $2.5 billion for the construction, the Port Authority of New York and New Jersey now estimates that costs will total $3 billion. Similarly, construction of a new Port Authority Trans-Hudson train station was originally estimated to cost $2.2 billion, but recent news reports suggest that project expenses will run closer to $3 billion.

The West Side Project plans, among other things, to extend the No. 7 subway line from Times Square to 11th Avenue along 34th Street. The Metropolitan Transportation Authority (the “MTA”) intends to fund the extension through the Hudson Yards Infrastructure Corporation’s (“HYIC”) issuance of $2.1 billion in bonds, by current estimates.

Given that the cost of large construction projects in the City have been growing at a faster rate than previously expected, however, there are likely to be cost overruns. The City, MTA and HYIC have not agreed on who will fund cost overruns as among the parties, but HYIC is authorized to issue up to $3.5 billion in bonds. HYIC will incur the related debt service in City fiscal year 2008; the project is not expected to generate enough revenue to cover the debt service until after City Fiscal 2008.

MTA. The Review reports that as of December 2007, the MTA projects a surplus of $521 million for 2007, $203 million more than projected in July, when the MTA proposed raising fares and tolls by 6.5% in early 2008 to help close projected budget gaps. Debt service, the major factor behind the projected gaps, is expected to increase by 50% from $1.3 billion in 2006 to $2.0 billion in 2011.

The Governor and MTA officials have declared their intention to use the surplus to delay increasing base subway and bus fares, and to limit the overall increase in fares and tolls to 3.85% in 2008. The Governor has, additionally, committed $300 million in 2010 to help the MTA close the budget gap projected for that year.

Health and Hospitals Corporation. In July 2006, the Health and Hospitals Corporation (the “HHC”) projected that annual budget gaps, on an accrual basis, would approach $1 billion in City Fiscal 2007 through 2010. Due, in part, to City and State’s efforts to help the HHC obtain supplemental federal Medicaid reimbursements, however, HHC was able to end City Fiscal 2007 with an accrual surplus of $427 million and cash reserves of $1.2 billion. These cash reserves are expected to be cover expenses through City Fiscal 2011.

Federal reimbursements to HHC may be in jeopardy. Certain administrative rules have been promulgated that would reduce these supplemental payments and funding for graduate medical education. Congress delayed these rules to take effect in May 2008. Other proposed administrative changes would limit supplemental payments for outpatient services. HHC stands to lose $450 million per year unless Congress intervenes.

Off Track Betting Corporation. In City Fiscal 2007, the New York City Off-Track Betting Corporation (“OTB”) failed to make all statutorily mandated payments to the City, State and racing industry. It anticipates running out of cash by June 2008 if it does make these payments. It has accrued, but not paid, $11 million in disputed payments to the Yonkers Raceway, and $12 million in distributions to the racing industry through September 2007. Independent auditors have questioned the OTB’s ongoing viability.

Litigation. Both New York State and New York City are currently defendants in, or may otherwise be affected by, a significant number of lawsuits. While the ultimate outcome and fiscal impact, if any, on the proceedings and claims can not be predicted, adverse determinations in certain number of them could have a material adverse effect upon the State and City’s ability to carry out their respective financial plans.

The United Federation of Teachers Pension Litigation (“UFT Litigation”), Davis v. Kentucky, and World Trade Center Litigation are three of the more fiscally noteworthy matters. The UFT Litigation began in 2005 after the United Federation of Teachers (“UFT”) filed suit against the City and the Teachers’ Retirement System, alleging that certain retirees were not receiving all of the benefits to which they were entitled. The City agreed to supplement retirement benefits for the affected group on October 17, 2007, for a total of $160 million. The matter of pay-out has not yet been determined, but the Review notes that the City will probably amortize the $160 million cost over a 10 year period.

The United States Supreme Court heard oral arguments for Davis v. Kentucky on November 5, 2007. That case brings into question whether the dormant commerce clause of the U.S. Constitution prohibits states from exempting interest on municipal bonds issued by the state, its localities, and its authorities from state income tax, though they tax interest on bonds from other states. If the United States Supreme Court determines that such tax exemptions are unconstitutional, the State and City may experience higher borrowing costs, as their bonds would no longer receive preferential tax treatment over those issued by other sates or localities outside of New York. They may also be subject to claims for tax refunds.

Oral arguments for the World Trade Center litigation began in October 2007, involving 4,400 legal claims against the City and City contractors alleging respiratory and other injuries from exposure to the World Trade Center dust and debris after the September 11, 2001 attacks. The Mayor and plaintiff attorneys have expressed interest in discussing a potential settlement. In the meantime, a decision is pending. The Mayor has asked Congress to indemnify the City and its contractors for liabilities.

Accounting Standards. The Federal Governmental Accounting Standards Board’s Statement No. 49 (“GASB 49”) becomes effective for the City on July 1, 2008, affecting the accounting treatment of pollution remediation costs. The City’s capital budget currently includes many of these costs and finances them through the issuance of bonds. Once GASB 49 takes effect, these costs may no longer be financed through bond issuances. The City predicts that GASB 49 could result in additional budget costs of approximately $500 million, annually.

Other New York Risk Factors. When compared with the average ratings among other states of full faith and credit state debt obligations, the credit risk associated with obligations of the State and its agencies and authorities, including general obligation and revenue bonds, “moral obligation” bonds, lease debt, appropriation debt and notes is higher than average. Moreover, the credit quality of such obligations may be more volatile insofar as the State’s credit rating has historically been upgraded and downgraded much more frequently than that of most other states.

The combined State and local taxes levied on residents of the State, and particularly on residents of the City, are among the highest in the country. This may limit the ability of the State and its localities to raise additional revenue by raising taxes. In addition, combined State and local debt per capita in the State is significantly above the national average. Debt service expenditures have taken an increasing toll on state and local budgets.

The creditworthiness of local State-issued obligations may be unrelated to the creditworthiness of State-issued obligations, and there is no responsibility on the part of the State to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within the State, and it is possible that investments will be made in obligations of particular issuers as to which such specific factors are applicable. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance may not be fully reflected in the projections of the State’s Enacted Plan or Updated Plan for 2007 to 2008 or thereafter.

Finally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial conditions of such issuers. We cannot predict whether or to what extent such factors or other factors may affect the issuers of New York municipal bonds, the market value or marketability of such securities or the ability of the respective issuers of such securities to pay interest on or principal of such securities.

COLUMBIA FUNDS SERIES TRUST

One Financial Center

Boston, MA 02111

(800) 321-7854

FORM N-1A

PART C

OTHER INFORMATION

ITEM 23.	Exhibits

All references to the “Registration Statement” in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645)

Exhibit No.	Description
(a)	Articles of Incorporation:

(a)(1)	Certificate of Trust dated October 22, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(a)(2)	Certificate of Amendment of Certificate of Trust dated September 21, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(a)(3)	Amended and Restated Declaration of Trust dated September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(b)	Bylaws: Not Applicable.

(c)	Instruments Defining the Rights of Securities Holders: Not Applicable.

(d)	Investment Advisory Contracts:

(d)(1)	Investment Advisory Agreement between CMA and the Registrant dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 48, filed February 28, 2007, and Schedule I current as of July 1, 2007, incorporated by reference to Post-Effective Amendment No. 55, filed on December 14, 2007.

(d)(2)	CMA Assumption Agreement on behalf of the LifeGoal Portfolios dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(d)(3)	Investment Advisory Agreement between CMA and the Registrant on behalf of the Fixed Income Sector Portfolios dated September 30, 2005, Schedule I current as of October 1, 2006, incorporated by reference to Post-Effective Amendment No. 48, filed February 28, 2007.

(d)(4)	CMA Assumption Agreement on behalf of the Fixed Income Sector Portfolios dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(d)(5)	Investment Advisory Agreement between CMA and the Registrant on behalf of Columbia Multi-Advisor International Equity Fund dated September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48, filed February 28, 2007.

(d)(6)	Investment Sub-Advisory Agreement among CMA, Brandes Investment Partners, L.P. and the Registrant dated September 30, 2005, Schedule I current as of October 1, 2006, incorporated by reference to Post-Effective Amendment No. 48, filed February 28, 2007.

(d)(7)	Investment Sub-Advisory Agreement among CMA, Marsico Capital Management, LLC and the Registrant dated as of December 14, 2007, to be filed by amendment.

(d)(8)	Investment Sub-Advisory Agreement among CMA, Causeway Capital Management LLC (“Causeway”) and the Registrant on behalf of Columbia Multi-Advisory International Equity Fund dated September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48, filed February 28, 2007.

(e)	Underwriting Contract:

(e)(1)	Distribution Agreement with CMD dated September 26, 2005, Schedule I current as of September 26, 2006, incorporated by reference to Post-Effective Amendment No. 48, filed February 28, 2007, and Schedule II current as of May 30, 2007, to be filed by amendment.

(f)	Bonus or Profit Sharing Contracts:

Deferred Compensation Plan adopted December 9, 1999, last amended November 19, 2003, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(g)	Custodian Agreements:

(g)(1)	Master Custodian Agreement between the Registrant and State Street Bank and Trust Company (“State Street”) dated June 13, 2005, Appendix A last amended September 26, 2006, incorporated by reference to Post-Effective Amendment No. 48, filed February 28, 2007.

(g)(2)	Amendment No. 1 to the Master Custodian Agreement between the Registrant and State Street dated June 1, 2006, incorporated by reference to Post-Effective Amendment No. 45, filed June 14, 2006.

(h)	Other Material Contracts:

(h)(1)	Administration Agreement between the Registrant and CMA, dated December 1, 2005, Schedule A current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48, filed on February 28, 2007, and Schedule B current as of February 15, 2007, to be filed by amendment.

(h)(2)(i)	Pricing and Bookkeeping Oversight and Services Agreement among the Registrant, the other parties listed on Schedule A and CMA, dated December 15, 2006, incorporated by reference to Post-Effective Amendment No. 55, filed on December 14, 2007.

(h)(2)(ii)	Letter Agreement Regarding Pricing and Bookkeeping Oversight and Services Agreement among the Registrant, the other parties listed on Schedule A and CMA, dated June 29, 2007, incorporated by reference to Post-Effective Amendment No. 55, filed on December 14, 2007.

(h)(2)(iii)	Amendment No. 1 to Pricing and Bookkeeping Oversight and Services Agreement among the Registrant, the other parties listed on Schedule A and CMA, dated June 29, 2007, incorporated by reference to Post-Effective Amendment No. 55, filed on December 14, 2007.

(h)(3)	Shareholder Servicing Plan relating to all share classes of the Registrant, Exhibit I current as of May 30, 2007, to be filed by amendment.

(h)(4)	Shareholder Administration Plan relating to Class A Shares, Exhibit I current as of May 30, 2007, to be filed by amendment.

(h)(5)	Shareholder Administration Plan relating to Class B and Class C Shares, Exhibit I current as of May 30, 2007, to be filed by amendment.

(h)(6)	Shareholder Administration Plan relating to Institutional Class Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48, filed February 28, 2007.

(h)(7)	Shareholder Administration Plan relating to Marsico Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48, filed February 28, 2007.

(h)(8)	Shareholder Administration Plan relating to Trust Class Shares, Exhibit I current as of May 30, 2007, to be filed by amendment.

(h)(9)	Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement among CMS (formerly, Columbia Fund Services, Inc.), CMA and the Registrant dated October 17, 2007, Appendix I current as of October 17, 2007, to be filed by amendment.

(h)(10)	Cross Indemnification Agreement between Columbia Funds Master Investment Trust LLC (the Master Trust) and the Registrant dated September 26, 2005, incorporated by reference to Post-Effective Amendment No. 45, filed June 14, 2006.

(h)(11)	Mutual Fund Fee and Expense Agreement among the Registrant, the Master Trust, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, CMA and CMD dated March 30, 2007, Schedule A current as of June 21, 2007, to be filed by amendment.

(h)(12)	Financial Reporting Services Agreement among the Registrant, the other parties listed on Schedule A, CMA and State Street, dated December 15, 2006, incorporated by reference to Post-Effective Amendment No. 55, filed on December 14, 2007.

(h)(13)	Accounting Services Agreement among the Registrant, the other parties listed on Schedule A, CMA and State Street, dated December 15, 2006, incorporated by reference to Post-Effective Amendment No. 55, filed on December 14, 2007.

(h)(14)	Uncommitted Line of Credit among the Registrant, the other parties listed on Appendix I and State Street, dated December , 2007, to be filed by amendment.

(h)(15)(i)	Committed Line of Credit Agreement among the Registrant, the other parties listed on Schedule 2, the lending institutions listed on the signature pages and State Street Bank and Trust Company, dated October 19, 2006, incorporated by reference to Post-Effective Amendment No. 55, filed on December 14, 2007.

(h)(15)(ii)	Notice and Acknowledgement to Committed Line of Credit Agreement regarding conversion of Columbia Funds Master Investment Trust LLC (formerly, Columbia Funds Master Investment Trust) to a Delaware limited liability company, dated March 30, 2007, to be filed by amendment.

(h)(15)(iii)	Amendment Agreement No. 1 and Instrument of Adherence, dated October 18, 2007, incorporated by reference to Post-Effective Amendment No. 55, filed on December 14, 2007.

(h)(16)(i)	Uncommitted Line of Credit Agreement among the Registrant, the other parties listed on Appendix 1 and State Street Bank and Trust Company, dated September 19, 2005, incorporated by reference to Post-Effective Amendment No. 55, filed on December 14, 2007.

(h)(16)(ii)	Amendment No. 1 to the Uncommitted Line of Credit Agreement, dated February 15, 2006, incorporated by reference to Post-Effective Amendment No. 55, filed on December 14, 2007.

(h)(16)(iii)	Amendment No. 2 to the Uncommitted Line of Credit Agreement, dated June 7, 2006, incorporated by reference to Post-Effective Amendment No. 55, filed on December 14, 2007.

(h)(16)(iv)	Amendment No. 3 to the Uncommitted Line of Credit Agreement, dated September 15, 2006, incorporated by reference to Post-Effective Amendment No. 55, filed on December 14, 2007.

(h)(16)(v)	Amendment No. 4 to the Uncommitted Line of Credit Agreement, dated October 19, 2006, incorporated by reference to Post-Effective Amendment No. 55, filed on December 14, 2007.

(h)(16)(vi)	Amendment No. 5 to the Uncommitted Line of Credit Agreement, September 17, 2007, incorporated by reference to Post-Effective Amendment No. 55, filed on December 14, 2007.

(h)(16)(vii)	Amendment No. 6 to the Uncommitted Line of Credit Agreement, dated October 18, 2007, incorporated by reference to Post-Effective Amendment No. 55, filed on December 14, 2007.

(h)(16)(viii)	Notice and Acknowledgement to Uncommitted Line of Credit Agreement regarding conversion of Columbia Funds Master Investment Trust LLC (formerly, Columbia Funds Master Investment Trust) to a Delaware limited liability company, dated March 30, 2007, to be filed by amendment.

(h)(17)	Securities Lending Authorization Agreement, to be filed by amendment.

(i) (i)(1)	Legal Opinion: Opinion of Morrison & Foerster LLP, filed herewith.

(j) (j)(1)	Other Opinions: Consent of Pricewaterhouse Coopers LLP, filed herewith.

(k)	Omitted Financial Statements: Not Applicable.

(l)	Initial Capital Agreements: Not Applicable.

(m)	Rule 12b-1 Plans:

(m)(1)	Shareholder Servicing and Distribution Plan relating to Class A Shares, Exhibit I amended February 15, 2006, filed February 28, 2006.

(m)(2)	Distribution Plan relating to all share classes of the Registrant, incorporated by reference to Post-Effective Amendment No. 48, filed on February 28, 2007, and Exhibits I and II amended May 30, 2007, to be filed by amendment.

(n)	Rule 18f-3 Plan: Rule 18f-3 Multi-Class Plan, to be filed by amendment.

(p)	Codes of Ethics:

(p)(1)	Columbia Funds Family Code of Ethics, effective January 3, 2006, filed herewith.

(p)(2)	Columbia Management Group Code of Ethics, effective July 1, 2007, filed herewith.

(p)(3)	Brandes Investment Partners L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 51, filed June 29, 2007.

(p)(4)	Marsico Capital Management LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 49, filed May 2, 2007.

(p)(5)	Causeway Capital Management LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 51, filed June 29, 2007.

(q)	Powers of Attorney for Minor Mickel Shaw, Edward J. Boudreau, Jr., William A. Hawkins, R. Glenn Hilliard, William P. Carmichael, incorporated by reference to Post-Effective Amendment No. 45, filed June 14, 2006.

ITEM 24.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 25.	Indemnification

Article VII of the Registrant’s Declaration of Trust provides for the indemnification of the Registrant’s trustees, officers, employees and other agents. Indemnification of the Registrant’s administrators, distributor, custodian and transfer agents is provided for, respectively, in the Registrant’s:

1.	Administration Agreement with CMA;

2.	Distribution Agreement with CMD;

3.	Custody Agreement with State Street; and

4.	Transfer Agency and Services Agreement with CFS and CMA.

THE REGISTRANT HAS ENTERED INTO A CROSS INDEMNIFICATION AGREEMENT WITH THE MASTER TRUST DATED SEPTEMBER 26, 2005. THE MASTER TRUST WILL INDEMNIFY AND HOLD HARMLESS THE TRUST AGAINST ANY LOSSES, CLAIMS, DAMAGES OR LIABILITIES TO WHICH THE TRUST MAY BECOME SUBJECT UNDER THE SECURITIES ACT OF 1933 (THE 1933 ACT), THE INVESTMENT COMPANY ACT OF 1940 (THE 1940 ACT), OR OTHERWISE, INSOFAR AS SUCH LOSSES, CLAIMS, DAMAGES OR LIABILITIES (OR ACTIONS IN RESPECT THEREOF) ARISE OUT OF OR ARE BASED UPON AN UNTRUE STATEMENT OR ALLEGED UNTRUE STATEMENT OF A MATERIAL FACT CONTAINED IN ANY PROSPECTUSES, ANY PRELIMINARY PROSPECTUSES, THE REGISTRATION STATEMENTS, ANY OTHER PROSPECTUSES RELATING TO THE SECURITIES, OR ANY AMENDMENTS OR SUPPLEMENTS TO THE FOREGOING (HEREINAFTER REFERRED TO COLLECTIVELY AS THE “OFFERING DOCUMENTS”), OR ARISE OUT OF OR ARE BASED UPON THE OMISSION OR ALLEGED OMISSION TO STATE THEREIN A MATERIAL FACT REQUIRED TO BE STATED OR NECESSARY TO MAKE THE STATEMENTS THEREIN NOT MISLEADING, IN EACH CASE TO THE EXTENT, BUT ONLY TO THE EXTENT, THAT SUCH UNTRUE STATEMENT OR ALLEGED UNTRUE STATEMENT OR OMISSION OR ALLEGED OMISSION WAS MADE IN THE OFFERING DOCUMENTS IN RELIANCE UPON AND IN CONFORMITY WITH WRITTEN INFORMATION FURNISHED TO THE TRUST BY THE MASTER TRUST EXPRESSLY FOR USE THEREIN; AND WILL REIMBURSE THE TRUST FOR ANY LEGAL OR OTHER EXPENSES REASONABLY INCURRED BY THE TRUST IN CONNECTION WITH INVESTIGATING OR DEFENDING ANY SUCH ACTION OR CLAIM; PROVIDED, HOWEVER, THAT THE MASTER TRUST SHALL NOT BE LIABLE IN ANY SUCH CASE TO THE EXTENT THAT ANY SUCH LOSS, CLAIM, DAMAGE, OR LIABILITY ARISES OUT OF OR IS BASED UPON AN UNTRUE STATEMENT OR ALLEGED UNTRUE STATEMENT OR OMISSION OR ALLEGED OMISSION MADE IN THE OFFERING DOCUMENTS IN RELIANCE UPON AND IN CONFORMITY WITH WRITTEN INFORMATION FURNISHED TO THE MASTER TRUST BY THE TRUST FOR USE IN THE OFFERING DOCUMENTS.

THE TRUST WILL INDEMNIFY AND HOLD HARMLESS THE MASTER TRUST AGAINST ANY LOSSES, CLAIMS, DAMAGES OR LIABILITIES TO WHICH THE MASTER TRUST MAY BECOME SUBJECT UNDER THE 1933 ACT, THE 1940 ACT, OR OTHERWISE, INSOFAR AS SUCH LOSSES, CLAIMS, DAMAGES OR LIABILITIES (OR ACTIONS IN RESPECT THEREOF) ARISE OUT OF OR ARE BASED UPON AN UNTRUE STATEMENT OR ALLEGED UNTRUE STATEMENT OF A MATERIAL FACT CONTAINED IN THE OFFERING DOCUMENTS OR ARISE OUT OF OR ARE BASED UPON THE OMISSION OR ALLEGED OMISSION TO STATE THEREIN A MATERIAL FACT REQUIRED TO BE STATED OR NECESSARY TO MAKE THE STATEMENTS THEREIN NOT MISLEADING, IN EACH CASE TO THE EXTENT, BUT ONLY TO THE EXTENT, THAT SUCH UNTRUE STATEMENT OR ALLEGED UNTRUE STATEMENT OR OMISSION OR ALLEGED OMISSION WAS MADE IN THE OFFERING DOCUMENTS IN RELIANCE UPON AND IN CONFORMITY WITH WRITTEN INFORMATION FURNISHED TO THE MASTER TRUST BY THE TRUST EXPRESSLY FOR USE THEREIN; AND WILL REIMBURSE THE MASTER TRUST FOR ANY LEGAL OR OTHER EXPENSES REASONABLY INCURRED BY THE MASTER TRUST IN CONNECTION WITH INVESTIGATING OR DEFENDING ANY SUCH ACTION OR CLAIM; PROVIDED, HOWEVER, THAT THE TRUST SHALL NOT BE LIABLE IN ANY SUCH CASE TO THE EXTENT THAT ANY SUCH LOSS, CLAIM, DAMAGE, OR LIABILITY ARISES OUT OF OR IS BASED UPON AN UNTRUE STATEMENT OR ALLEGED UNTRUE STATEMENT OR OMISSION OR ALLEGED OMISSION MADE IN THE OFFERING DOCUMENTS IN RELIANCE UPON AND IN CONFORMITY WITH WRITTEN INFORMATION FURNISHED TO THE TRUST BY THE MASTER TRUST FOR USE IN THE OFFERING DOCUMENTS.

PROMPTLY AFTER RECEIPT BY AN INDEMNIFIED PARTY UNDER SUBSECTION (A) OR (B) ABOVE OF NOTICE OF THE COMMENCEMENT OF ANY ACTION, SUCH INDEMNIFIED PARTY SHALL, IF A CLAIM IN RESPECT THEREOF IS TO BE MADE AGAINST AN

INDEMNIFYING PARTY OR PARTIES UNDER SUCH SUBSECTION, NOTIFY THE INDEMNIFYING PARTY OR PARTIES IN WRITING OF THE COMMENCEMENT THEREOF; BUT THE OMISSION TO SO NOTIFY THE INDEMNIFYING PARTY OR PARTIES SHALL NOT RELIEVE IT OR THEM FROM ANY LIABILITY WHICH IT OR THEY MAY HAVE TO ANY INDEMNIFIED PARTY OTHERWISE THAN UNDER SUCH SUBSECTION. IN CASE ANY SUCH ACTION SHALL BE BROUGHT AGAINST ANY INDEMNIFIED PARTY AND IT SHALL NOTIFY THE INDEMNIFYING PARTY OR PARTIES OF THE COMMENCEMENT THEREOF, THE INDEMNIFYING PARTY OR PARTIES SHALL BE ENTITLED TO PARTICIPATE THEREIN AND, TO THE EXTENT THAT EITHER INDEMNIFYING PARTY OR BOTH SHALL WISH, TO ASSUME THE DEFENSE THEREOF, WITH COUNSEL SATISFACTORY TO SUCH INDEMNIFIED PARTY, AND, AFTER NOTICE FROM THE INDEMNIFYING PARTY OR PARTIES TO SUCH INDEMNIFIED PART OF ITS OR THEIR ELECTION SO TO ASSUME THE DEFENSE THEREOF, THE INDEMNIFYING PARTY OR PARTIES SHALL NOT BE LIABLE TO SUCH INDEMNIFIED PARTY UNDER SUCH SUBSECTION FOR ANY LEGAL EXPENSES OF OTHER COUNSEL OR ANY OTHER EXPENSES, IN EACH CASE SUBSEQUENTLY INCURRED BY SUCH INDEMNIFIED PARTY, IN CONNECTION WITH THE DEFENSE THEREOF OTHER THAN REASONABLE COSTS OF INVESTIGATION.

THE REGISTRANT HAS OBTAINED FROM A MAJOR INSURANCE CARRIER A TRUSTEES’ AND OFFICERS’ LIABILITY POLICY COVERING CERTAIN TYPES OF ERRORS AND OMISSIONS. IN NO EVENT WILL THE REGISTRANT INDEMNIFY ANY OF ITS TRUSTEES, OFFICERS, EMPLOYEES, OR AGENTS AGAINST ANY LIABILITY TO WHICH SUCH PERSON WOULD OTHERWISE BE SUBJECT BY REASON OF HIS/HER WILLFUL MISFEASANCE, BAD FAITH, GROSS NEGLIGENCE IN THE PERFORMANCE OF HIS/HER DUTIES, OR BY REASON OF HIS/HER RECKLESS DISREGARD OF THE DUTIES INVOLVED IN THE CONDUCT OF HIS/HER OFFICE OR ARISING UNDER HIS AGREEMENT WITH THE REGISTRANT. THE REGISTRANT WILL COMPLY WITH RULE 484 UNDER THE 1933 ACT AND RELEASE NO. 11330 UNDER THE 1940 ACT, IN CONNECTION WITH ANY INDEMNIFICATION.

INSOFAR AS INDEMNIFICATION FOR LIABILITY ARISING UNDER THE 1933 ACT MAY BE PERMITTED TO TRUSTEES, OFFICERS, AND CONTROLLING PERSONS OF THE REGISTRANT PURSUANT TO THE FOREGOING PROVISIONS, OR OTHERWISE, THE REGISTRANT HAS BEEN ADVISED THAT IN THE OPINION OF THE SECURITIES AND EXCHANGE COMMISSION (SEC) SUCH INDEMNIFICATION IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE 1933 ACT AND IS, THEREFORE, UNENFORCEABLE. IN THE EVENT THAT A CLAIM FOR INDEMNIFICATION AGAINST SUCH LIABILITIES (OTHER THAN THE PAYMENT BY THE REGISTRANT OF EXPENSES INCURRED OR PAID BY A TRUSTEE, OFFICER, OR CONTROLLING PERSON OF THE REGISTRANT IN THE SUCCESSFUL DEFENSE OF ANY ACTION, SUIT, OR PROCEEDING) IS ASSERTED BY SUCH TRUSTEE, OFFICER OR CONTROLLING PERSON IN CONNECTION WITH THE SECURITIES BEING REGISTERED, THE REGISTRANT WILL, UNLESS IN THE OPINION OF ITS COUNSEL THE MATTER HAS BEEN SETTLED BY CONTROLLING PRECEDENT, SUBMIT TO A COURT OF APPROPRIATE JURISDICTION THE QUESTION WHETHER SUCH INDEMNIFICATION BY IT IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE 1933 ACT AND WILL BE GOVERNED BY THE FINAL ADJUDICATION OF SUCH ISSUE.

ITEM 26.	Business and Other Connections of the Investment Advisor

To the knowledge of the Registrant, none of the directors or officers of CMA, the investment advisor to the Registrant’s portfolios, or Brandes, Marsico or Causeway, the investment sub-advisors to certain portfolios, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors’ qualifying shares) of CMA or Marsico, or other subsidiaries of Bank of America Corporation.

(a) CMA performs investment advisory services for the Registrant and certain other customers. CMA is a wholly owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by CMA (formerly, Banc of America Capital Management, LLC (BACAP)) with the SEC pursuant to the Investment Advisers Act of 1940 (the Advisers Act) (File No. 801-50372).

(b) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (File No. 801-24986).

(c) Marsico performs investment sub-advisory services for the Registrant and certain other customers. Marsico is a wholly owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by Marsico with the SEC pursuant to the Advisers Act (File No. 801-54914).

(d) Causeway performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by Causeway with the SEC pursuant to the Advisers Act (File No. 801-60343).

ITEM 27.	Principal Underwriters

(a) CMD is the Registrant’s principal underwriter. CMD acts in such capacity for each series of Columbia Funds Series Trust I, Columbia Funds Variable Insurance Trust, Columbia Acorn Trust and Wanger Acorn Trust. CMD also acts as distributor for the Registrant, the Variable Trust and Banc of America Funds Trust, and as placement agent for the Master Trust.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Ahmed, Yaqub	V.P.	None

Aldi, Andrew	V.P.	None

Anderson, Judith M.	V.P.	None

Ash, James R.	V.P.	None

Ballou, Richard J.	Sr. V.P.	None

Bartlett, John	Managing Director	None

Berretta, Frederick R.	Director and Managing Director	None

Bozek, James	Sr. V.P.	None

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Brantley, Thomas M.	Sr. V.P.-Tax	None

Brown, Beth Ann	Sr. V.P.	None

Claiborne, Douglas	Sr. V.P.	None

Climer, Quentin	V.P.	None

Conley, Brook	V.P.	None

Davis, W. Keith	Sr. V.P.-Tax	None

DeFao, Michael	Chief Legal Officer	None

Desilets, Marian	V.P.	None

Devaney, James	Sr. V.P.	None

Dolan, Kevin	V.P.	None

Donovan, M. Patrick	Chief Compliance Officer	None

Doyle, Matthew	V.P.	None

Emerson, Kim P.	Sr. V.P.	None

Feldman, David	Managing Director	None

Feloney, Joseph	Sr. V.P.	None

Ferullo, Jeanne	V.P.	None

Fisher, James F.	V.P.	None

Ford, David C.	V.P.	None

Gellman, Laura D.	Conflicts of Interest Officer	None

Gentile, Russell	V.P.	None

Goldberg, Matthew	Sr. V.P.	None

Gubala, Jeffrey	V.P.	None

Guenard, Brian	V.P.	None

Jones, Michael A.	Chief Executive Officer, President and Director	None

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Lynch, Andrew R.	Managing Director	None

Marcelonis, Sheila	V.P.	None

Martin, William W.	Operational Risk Officer	None

Miller, Anthony	V.P.	None

Miller, Gregory M.	V.P.	None

Moberly, Ann R.	Sr. V.P.	None

Mroz, Gregory S.	Sr. V.P.-Tax	None

Nigrosh, Diane J.	V.P.	None

Owen, Stephanie	V.P.	None

Piken, Keith A.	Sr. V.P.	None

Pryor, Elizabeth A.	Secretary	None

Ratto, Gregory	V.P.	None

Reed, Christopher B.	Sr. V.P.	None

Roberts, Amy S.	Director	None

Ross, Gary	Sr. V.P.	None

Scully-Power, Adam	V.P.	None

Seller, Gregory	V.P.	None

Shea, Terence	V.P.	None

Sideropoulos, Lou	Sr. V.P.	None

Studer, Eric	Sr. V.P.	None

Waldron, Thomas	V.P.	None

Walsh, Brian	V.P.	None

Wasp, Kevin	Corporate Ombudsman	None

Weidner, Donna M.	Treasurer and Chief Financial Officer	None

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Wess, Valerie	Sr. V.P.	None

Wilson, Christopher L.	Sr. V.P.	President

Winn, Keith	Sr. V.P.	None

Yates, Susan	V.P.	None

*	The address for each individual is One Financial Center, Boston, MA 02111.

(c)	Not applicable.

ITEM 28.	Location of Accounts and Records

(1)	CMA, One Financial Center, Boston, MA 02111 (records relating to its function as investment advisor and administrator).

(2)	Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-advisor).

(3)	Marsico, 1200 17th Street, Suite 1600, Denver, CO 80202 (records relating to its function as investment sub-advisor).

(4)	Causeway, 1111 Santa Monica Boulevard, Suite 1150, Los Angeles, CA 90025 (records relating to its function as investment sub-advisor).

(5)	CMS (formerly, Columbia Funds Services, Inc.), P.O. Box 8081, Boston, MA 02266-8081 (records relating to its function as transfer agent).

(6)	CMD, One Financial Center, Boston, MA 02110 (records relating to its function as distributor and principal underwriter).

(7)	State Street, Two Avenue de Lafayette, LCC/4S, Boston, MA 02111-2900 (records relating to its function as custodian).

ITEM 29.	Management Services

Not Applicable.

ITEM 30.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 31st day of December, 2007.

COLUMBIA FUNDS SERIES TRUST

By:	/s/ Christopher L. Wilson
Christopher L. Wilson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Christopher L. Wilson (Christopher L. Wilson)	President and Chief Executive Officer (Principal Executive Officer)	December 31, 2007

/s/ J. Kevin Connaughton (J. Kevin Connaughton)	Senior Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)	December 31, 2007

/s/ Michael G. Clarke (Michael G. Clarke)	Assistant Treasurer and Chief Accounting Officer (Principal Accounting Officer)	December 31, 2007

* (William P. Carmichael)	Trustee	December 31, 2007

* (Edward J. Boudreau, Jr.)	Trustee	December 31, 2007

* (William A. Hawkins)	Trustee	December 31, 2007

* (R. Glenn Hilliard)	Trustee	December 31, 2007

* (Minor Mickel Shaw)	Trustee	December 31, 2007

* /s/ Ryan C. Larrenaga Ryan C. Larrenaga**

*	Attorney-in-Fact for each Trustee
**	Executed by Ryan C. Larrenaga on behalf of those indicated pursuant to a Power of Attorney dated May 16, 2006 incorporated herein by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR on June 14, 2006.

EXHIBIT INDEX

Columbia Funds Series Trust

File Nos. 333-89661; 811-09645

Exhibit No.	Description

(i)(1)	Opinion of Morrison & Foerster LLP

(j)(1)	Consent of PricewaterhouseCoopers LLP

(p)(1)	Columbia Funds Family Code of Ethics

(p)(2)	Columbia Management Group Code of Ethics